                   T H E  V A N T A G E P O I N T  F U N D S







                                        SEMIANNUAL REPORT

                                        JUNE 30, 2000










         [LOGO]
     The
        Vantagepoint(R)
               funds

Table of Contents

Letter from the President of the VANTAGEPOINT FUNDS.......................   1
Letter from the VANTAGEPOINT INVESTMENT ADVISERS..........................   2
Management's Discussion and Analysis......................................   4

Vantagepoint Funds

    Statements of Assets and Liabilities..................................   8
    Statements of Operations..............................................  10
    Statements of Changes in Net Assets ..................................  12
    Financial Highlights..................................................  18
    Notes to the Financial Statements.....................................  25
    Schedule of Investments...............................................  34

Master Investment Portfolio

    Statements of Assets and Liabilities..................................  72
    Statements of Operations..............................................  73
    Statements of Changes in Net Assets...................................  74
    Notes to the Financial Statements.....................................  76
    Schedule of Investments...............................................  82

GIRARD MILLER, CFA                                 777 North Capitol Street, NE
President                                             Washington, DC 20002-4240




LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS


Dear Fellow Shareholders:

Investors in the Vantagepoint Funds benefited from our hallmark multi-management approach as the market took a dramatic change in course during the first six months of 2000. It is during such times that our funds help investors ride the market swings that accompany radical shifts in sentiment. John Tobey, our Chief Investment Officer, offers his insight into the market and complete fund performance in his accompanying letter.

As the leading provider of retirement plans to public sector employees, we have worked to create the tools and means to help you assess and accomplish your goals. The most recent six months is no exception.

Most notably, in early June, we introduced a powerful Internet-based package of investment planning tools in partnership with Standard & Poor's Investment Advisory Services on our VantageLink Web site (www.icmarc.org). These tools include:

       . Free asset allocation advice that guides investors to appropriate asset allocations based on a personalized assessment of time and risk tolerance;

       . PortfolioBuilder, another free service on the icmarc.org site that shows investors how to implement the recommended asset allocation using different combinations of Vantagepoint Funds;

       . Independent advice through the S&P Retirement Planner. In addition to S&P's advice on the best funds to meet retirement goals, this robust service also projects retirement income from all sources.

In addition we have continued to enhance our Learning Center, with interactive education and financial planning calculators, and our MarketView section, which features articles, including my own, on market trends.

I sincerely hope that you take advantage of this broad range of investment opportunities and tools and look forward to serving you with further enhancements in the future.


Best regards,


/s/ Girard Miller
Girard Miller


                            [LOGO OF VANTAGE POINT]

                         The
                             Vantagepoint(R)
                                       funds

JOHN TOBEY                                         777 North Capitol Street, NE
Chief Investment Officer                              Washington, DC 20002-4240




LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS


Dear Shareholders:

The first two months of 2000 looked remarkably like the previous twelve. Investor enthusiasm remained focused on fast-growing companies, particularly those in the technology sector, without regard to profitability.

March 10 marked a turning point in the U.S. equity markets. The Nasdaq Composite peaked on that day, then tumbled more than 37% before regaining some, but not all, of its losses. Investor focus shifted from technology and growth at any price towards profitable companies across a broad range of industries. Although second-quarter returns were negative for all major equity indexes, the broadening of the market was a welcome event. For the first time in several quarters, more stocks outperformed the S&P 500 Index than underperformed it. Several long-neglected sectors were rewarded by the new attention to profitability.

The chart below illustrates the divergence of U.S. equity index returns from the first quarter to the second:

                         1st Quarter 2000   2nd Quarter 2000    12/31/99-6/30/00
All U.S. Stocks:
   Wilshire 5000 Index        3.8%               (4.5)%               (0.8)%
Larger U.S. Stocks:
   S&P 500 Index              2.3%               (2.7)%               (0.4)%
Smaller U.S. Stocks:
   Wilshire 4500 Index        9.9%               (9.4)%               (0.4)%


International Stocks Lag U.S. Stocks

Stocks in developed countries displayed a similar performance pattern to large-cap U.S. stocks: a slow first quarter followed by a pullback in the second. Returns were volatile from month to month, and were dampened by increases in the value of the U.S. dollar relative to foreign currencies.

                         1st Quarter 2000   2nd Quarter 2000    12/31/99-6/30/00
Foreign Stocks:
   MSCI EAFE Index           (0.0)%              (3.9)%               (4.0)%

Bond Market Performs Best

Bonds and cash were the most rewarding asset classes in the first six months of 2000. The Federal Open Market Committee raised a key short-term interest rate by a full percentage point in three moves during the period. At the same time, Treasury buybacks, reduced issuance, and periodic flights to quality caused long-term interest rates to fall.

                                                 1st Quarter 2000    2nd Quarter 2000    12/31/99 - 6/30/00
U.S. Bonds:
   Lehman Brothers  Government/Credit  Index           2.7%               1.4%                4.2%

                            [LOGO OF VANTAGEPOINT]
                   VANTAGEPOINT(R) INVESTMENT ADVISERS, LLC

Vantagepoint Funds Post Strong  Results

All Vantagepoint Funds performed strongly as the market shifted. The multi-management approach used to construct the funds, in which subadvisers with distinct styles are combined in pursuit of the funds' objectives, provided a valuable measure of risk control during this volatile period. Each actively managed equity fund has outperformed both its market benchmark and its mutual fund peers for the first six months of 2000:

                                                Return, 12/31/99 - 6/30/00
Vantagepoint Equity Income Fund                          (0.8)%
   S&P/BARRA Value Index                                 (4.1)%
   Lipper Equity Income Fund Index                       (2.2)%

Vantagepoint Growth & Income Fund                         2.4%
   S&P 500 Index                                         (0.4)%
   Lipper Growth & Income Fund Index                     (0.9)%

Vantagepoint Growth Fund                                  6.4%
   Wilshire 5000 Index                                   (0.8)%
   Lipper Growth Fund Index                               2.8%

Vantagepoint Aggressive Opportunities Fund                4.7%
   Wilshire 4500 Index                                   (0.4)%
   Lipper Capital Appreciation Index                     (1.5)%

Vantagepoint International Fund                          (3.1)%
   MSCI EAFE Index                                       (4.0)%
   Lipper International Fund Index                       (4.1)%

A complete performance table follows this letter.

The Vantagepoint Equity Income Fund particularly benefited from the market's change in focus. The Fund invests in reasonably valued, dividend-paying stocks-- a market segment that was ignored in 1999. Renewed attention to financial stability was rewarding to many of the Fund's holdings.

Fixed income investors benefited from the changes in interest rates. The Fed's interest rate increases resulted in rising short-term yields on the Vantagepoint Money Market Fund. The decline in longer-term yields benefited investors in the Vantagepoint U.S. Treasury Securities and Core Bond Index Funds and the Asset Allocation Fund, which maintained a 30% allocation to long-term bonds throughout.

Changes to the Vantagepoint Funds

Vantagepoint Investment Advisers made two subadviser changes during the first half of the year. Wellington Management Company was added as a subadviser to the Growth & Income Fund. Wellington's value style complements Capital Guardian's core style and Putnam's growth style already represented in the Fund. Also, Atlanta Capital Management Company was added as a subadviser to the Growth Fund, replacing William Blair and Company. Atlanta Capital selects high-quality growth companies, a strategy that is distinct from, and effectively complements, the strategies of the five existing subadvisers.

Sincerely,



/S/ John S. Tobey
John S. Tobey

Vantagepoint Fund Returns

==========================================================================================================================
                                  12/31/99 -                                                       Since      Inception
                                   6/30/00     1 Year      3 Years      5 Years      10 Years    Inception       Date
Actively Managed Funds

Money Market                        2.8%        5.4%          -            -            -           5.1%         3/99
U.S. Treasury Securities            3.9%        4.0%        5.6%         5.4%           -           5.9%         7/92
Asset Allocation                    2.2%        4.8%       14.4%        17.1%        13.6%            -         12/74
Equity Income                      (0.8)%     (13.7)%       6.6%        14.3%           -          14.6%         4/94
Growth & Income                     2.4%       13.3%          -            -            -          33.1%        10/98
Growth                              6.4%       26.8%       24.5%        25.1%        18.6%            -          4/83
Aggressive Opportunities            4.7%       38.9%       26.0%        25.8%           -          27.3%        10/94
International                      (3.1)%      24.8%        9.8%        12.7%           -          11.2%        10/94

Index Funds

Core Bond Index                                                                                                  6/97
Class I                             3.7%        3.7%        5.0%           -            -           5.3%
Class II                            4.0%        4.0%        5.2%           -            -           5.5%
500 Stock Index                                                                                                  6/97
Class I                            (0.8)%       6.8%       19.2%           -            -          20.4%
Class II                           (0.6)%       6.9%       19.4%           -            -          20.6%
Broad Market Index                                                                                              11/88
Class I                            (0.4)%      10.1%       18.9%        22.0%        16.5%            -
Class II                           (0.4)%      10.2%       19.1%        22.2%        16.7%            -
Mid/Small Company Index                                                                                          6/97
Class I                             0.7%       22.2%       18.1%           -            -          18.8%
Class II                            0.8%       22.4%       18.3%           -            -          19.1%
Overseas Equity Index                                                                                            6/97
Class I                            (5.2)%      15.8%        9.2%           -            -          10.7%
Class II                           (5.1)%      15.9%        9.5%           -            -          10.9%
==========================================================================================================================

The Actively Managed and Class I Index Funds were registered 3/1/99; the Class II Index Funds were registered 4/5/99. Three-, five- and ten-year and since inception returns include pre-registration returns, and are shown to illustrate long-term performance of the Vantagepoint Fund.

   -------------------------------------------------------------------------
    A Special Meeting of Shareholders was held on March 28, 2000 at which shareholders approved (680,273,991 votes for; 31,875,794 against) an arrangement whereby the Fund's Board of Directors may change subadvisers without shareholder approval, subject to certain conditions. Also approved at the Special Meeting (20,500,688 votes for; 463,541 against) was a proposal to approve a subadvisory agreement with Wellington Management Company, LLC for the Growth & Income Fund.
   -------------------------------------------------------------------------

The Vantagepoint Funds
(Fund ticker symbols are included in parentheses after Fund names.)

Actively Managed Funds

   Money Market Fund (VAMXX)                           Year Founded: 1999                          Total Assets: $85 million
   Investment Objective:      Current income consistent with preservation of capital and liquidity

   Subadviser:                AIM Advisors, Inc.
   Market Benchmark:          IBC All Taxable First Tier Institutional Money Market Average

   U.S. Treasury Securities Fund (VPTSX)               Year Founded: 1992                          Total Assets: $67 million
   Investment Objective:      Current income

   Subadviser:                Seix Investment Advisors, Inc.
   Market Benchmark:          Merrill Lynch 5-7 Year Treasury Index

   Asset Allocation Fund (VPAAX)                       Year Founded: 1974                          Total Assets: $1.0 billion
   Investment Objective:      Long-term capital growth at a lower level of risk than an all-equity portfolio

   Subadvisers:               Avatar Investors Associates Corp.
                              Mellon Capital Management Corp.
                              Payden & Rygel Investment Counsel
                              Wilshire Asset Management

   Market Benchmark:          65% S&P 500 Index / 25% Lehman Long-Term Treasury Index / 10% 91-Day T-Bill
   Mutual Fund Benchmark:     Lipper Flexible Portfolio Fund Index

   Equity Income Fund (VPEIX)                          Year Founded: 1994                          Total Assets: $430 million
   Investment Objective:      Long-term stable growth of capital by investing in
                              dividend-paying common stocks of well-established companies

   Subadvisers:               Barrow, Hanley, Mewhinney, & Strauss, Inc.
                              T. Rowe Price Associates, Inc.
                              Wellington Management Company, LLP
   Market Benchmark:          S&P/BARRA Value Index
   Mutual Fund Benchmark:     Lipper Equity Income Fund Index

   Growth & Income Fund (VPGIX)                        Year Founded: 1998                          Total Assets: $286 million
   Investment Objective:      Long-term capital growth by investing in common stocks that offer potential for high total return through a combination of capital appreciation and current income

   Subadvisers:               Capital Guardian Trust Company
                              Putnam Investment Management, Inc.
                              Wellington Management Company, LLP
   Market Benchmark:          S&P 500 Index
   Mutual Fund Benchmark:     Lipper Growth & Income Fund Index

   Growth Fund (VPGRX)                                 Year Founded: 1983                          Total Assets: $3.6 billion
   Investment Objective:      Long-term capital growth by investing in common stocks of
                              companies with above-average potential for earnings growth

   Subadvisers:               Atlanta Capital Management Company, LLC
                              Barclays Global Fund Advisors
                              Brown Capital Management, Inc.
                              Fidelity Management Trust Company
                              TCW Investment Management Company
                              Tukman Capital Management, Inc.
   Market Benchmark:          Wilshire 5000 Index
   Mutual Fund Benchmark:     Lipper Growth Fund Index

   Aggressive Opportunities Fund (VPAOX)               Year Founded: 1994                          Total Assets: $880 million
   Investment Objective:      High long-term capital growth by investing in common stocks of small-to medium-capitalization companies

   Subadvisers:               First Pacific Advisors, Inc.
                              MFS Institutional Advisors, Inc.
                              TCW Investment Management Company
   Market Benchmark:          Wilshire 4500 Index
   Mutual Fund Benchmark:     Lipper Capital Appreciation Fund Index

   International Fund (VPINX)                          Year Founded: 1994                          Total Assets: $350 million
   Investment Objective:      Long-term capital growth by investing in common stocks
                              of companies headquartered outside the U.S.

   Subadvisers:               Capital Guardian Trust Company
                              Lazard Asset Management
                              Rowe Price-Fleming International, Inc.
   Market Benchmark:          MSCI Europe, Australasia, Far East (EAFE) Index
   Mutual Fund Benchmark:     Lipper International Fund Index



   Index Funds

   All Vantagepoint index funds are managed by Barclays Global Fund Advisors. Class I and II ticker symbols are listed:

   Core Bond Index Fund (VPCIX/VPCDX)                  Year Founded: 1997                          Total Assets: $337 million
   Investment Objective:      Current income by investing in U.S. government
                              and corporate investment-grade bonds

   Index:                     Lehman Brothers Government/Credit Bond Index

   500 Stock Index Fund (VPFIX/VPSKX)                  Year Founded: 1997                          Total Assets: $259 million
   Investment Objective:      Long-term capital growth by investing in
                              common stocks of larger-capitalization U.S. companies

   Index:                     S&P 500 Index

   Broad Market Index Fund (VPMIX/VPBMX)               Year Founded: 1988                          Total Assets: $680 million
   Investment Objective:      Long-term capital growth by investing in common stocks
                              of U.S. companies across all capitalization ranges

   Index:                     Wilshire 5000 Index

   Mid/Small Company Index Fund (VPSIX/VPMSX)          Year Founded: 1997                          Total Assets: $77 million
   Investment Objective:      Long-term capital growth by investing in common stocks
                              of small- to medium-capitalization companies

   Index:                     Wilshire 4500 Index

   Overseas Equity Index Fund (VPOIX/VPOEX)            Year Founded: 1997                          Total Assets: $67 million
   Investment Objective:      Long-term capital growth by investing in common stocks
                              of companies headquartered outside the U.S.

   Index:                     MSCI Europe, Australasia, Far East (EAFE) Free Index

                      This Page Intentionally Left Blank

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                                 June 30, 2000
                                  (Unaudited)

                            Aggressive                                    Growth &
                          Opportunities   International     Growth         Income
                          --------------  ------------- --------------  ------------
ASSETS:
Securities, at market
 value..................  $1,015,180,232  $385,087,846  $3,849,794,840  $302,598,525
 Cash...................          58,200           --              --            --
Cash denominated in
 foreign currencies.....             --      3,551,560         200,378           --
Receivable for:
 Dividends..............         209,064       542,050       1,609,800       256,329
 Interest...............       1,002,289       282,038       1,367,650       135,710
 Investments sold.......       3,153,523     1,749,433      22,625,814     1,113,009
 Recoverable foreign
  taxes.................              63       239,105          20,936         1,135
 Variation margin on
  futures contracts.....             --            --           17,675           --
 Due from investment
  advisor...............             --            --              --            --
Other assets............             --            --              --            --
Gross unrealized gain on
 forward foreign
 currency exchange
 contracts..............             --        237,316             --            --
                          --------------  ------------  --------------  ------------
 Total Assets...........   1,019,603,371   391,689,348   3,875,637,093   304,104,708
                          --------------  ------------  --------------  ------------
LIABILITIES:
Payable for:
 Investments purchased..       8,129,068     4,202,074      11,096,922     1,400,180
 Variation margin on
  futures contracts.....             --            --              --            --
 Collateral for
  securities loaned.....     127,618,013    35,659,358     219,820,600    16,404,814
Distribution to
 shareholders...........             --            --              --            --
Administrative services
 fees...................          28,816        13,718          80,102        11,746
Advisory fees...........          69,683        27,897         292,797        23,372
Subadvisory fees........       3,183,758       846,416       6,677,241       431,309
Other accrued expenses..         918,760       421,595       2,490,820       203,416
Gross unrealized loss on
 forward foreign
 currency exchange
 contracts..............             --        252,172             --            --
                          --------------  ------------  --------------  ------------
 Total Liabilities......     139,948,098    41,423,230     240,458,482    18,474,837
                          --------------  ------------  --------------  ------------
NET ASSETS..............  $  879,655,273  $350,266,118  $3,635,178,611  $285,629,871
                          ==============  ============  ==============  ============
NET ASSETS REPRESENTED
 BY:
Paid-in capital.........  $  621,746,796  $279,490,582  $2,573,817,047  $226,541,551
Net unrealized
 appreciation
 (depreciation) on
 investments, open
 futures contracts and
 foreign currency
 related translations...     152,765,022    53,075,226     660,791,262    19,645,282
Undistributed net
 investment income
 (loss).................      (1,029,199)      242,871      (2,417,305)      778,476
Accumulated net realized
 gain (loss) on
 investments, open
 futures contracts and
 foreign currency
 related translations...     106,172,654    17,457,439     402,987,607    38,664,562
                          --------------  ------------  --------------  ------------
NET ASSETS..............  $  879,655,273  $350,266,118  $3,635,178,611  $285,629,871
                          ==============  ============  ==============  ============
CAPITAL SHARES:
Net Assets..............  $  879,655,273  $350,266,118  $3,635,178,611  $285,629,871
Shares Outstanding......      53,087,765    26,270,414     258,588,454    23,518,372
Net Asset Value,
 offering and redemption
 price per share (net
 assets divided by
 shares outstanding)....  $        16.57  $      13.33  $        14.06  $      12.14
Net Assets--Class I.....             N/A           N/A             N/A           N/A
Shares Outstanding--
 Class I................             N/A           N/A             N/A           N/A
Net Asset Value--Class
 I, offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding)...........             N/A           N/A             N/A           N/A
Net Assets--Class II....             N/A           N/A             N/A           N/A
Shares Outstanding--
 Class II...............             N/A           N/A             N/A           N/A
Net Asset Value--Class
 II, offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding)...........             N/A           N/A             N/A           N/A
Cost of investments.....  $  862,415,210  $331,918,926  $3,188,945,674  $282,953,243
Cost of cash denominated
 in foreign currencies..  $          --   $  3,613,092  $      202,692  $        --

------
* Investment in Master Investment Portfolio (Note 1)
N/ANot Applicable

                       See Notes to Financial Statements.

                                U.S.                   Overseas     Mid/Small
   Equity         Asset       Treasury       Money      Equity       Company    Broad Market   500 Stock     Core Bond
   Income       Allocation   Securities     Market       Index        Index        Index         Index         Index
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
$447,504,775  $1,110,393,153 $84,971,298  $84,711,986 $67,474,135* $77,379,262* $679,930,723* $259,120,578* $339,004,815*
   1,072,395       7,249,726         --           --          --           --            --            --            --
         --              --          --           --          --           --            --            --            --
   1,051,015         512,503         --           --          --           --            --            --            --
     149,510       6,991,509   1,275,799      459,962         --           --            --            --            --
   1,402,333       1,330,957         --           --          --           --            --            --            --
      13,386          10,273         --           --          --           --            --            --            --
         --              --          --           --          --           --            --            --            --
         --              --          --         7,300         --           --            --            --            --
         --              --          --           --          442          134           --            409           --
         --              --          --           --          --           --            --            --            --
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
 451,193,414   1,126,488,121  86,247,097   85,179,248  67,474,577   77,379,396   679,930,723   259,120,987   339,004,815
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
   3,217,040             --          --           --          --           --            --            --            --
         --          753,394         --           --          --           --            --            --            --
  17,382,499      82,022,779  19,267,500          --          --           --            --            --            --
         --              --      296,173      430,978         --           --            --            --      1,758,121
      17,395          36,538       2,842        3,746       2,481        2,303        14,352         8,864        13,144
      36,744          85,392       5,403        7,030       2,727        3,096        27,748        10,502        13,709
     726,921         746,652      44,082        2,375      47,981          --            --            --            --
     273,463       1,074,275     129,175       28,947      23,255       16,348       133,693        16,100        70,780
         --              --          --           --          --           --            --            --            --
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
  21,654,062      84,719,030  19,745,175      473,076      76,444       21,747       175,793        35,466     1,855,754
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
$429,539,352  $1,041,769,091 $66,501,922  $84,706,172 $67,398,133  $77,357,649  $679,754,930  $259,085,521  $337,149,061
============  ============== ===========  =========== ===========  ===========  ============  ============  ============
$443,862,549  $  740,705,968 $71,932,371  $84,706,172 $59,131,148  $74,668,627  $568,901,632  $233,654,197  $355,952,155
(24,366,227)     283,363,826    (265,192)         --    7,837,661      328,924    11,852,422   (18,185,497)  (12,374,707)
   4,715,187      13,374,415      16,124          --      327,723      193,945     2,775,171     1,177,652        44,825
   5,327,843       4,324,882  (5,181,381)         --      101,601    2,166,153    96,225,705    42,439,169    (6,473,212)
------------  -------------- -----------  ----------- -----------  -----------  ------------  ------------  ------------
$429,539,352  $1,041,769,091 $66,501,922  $84,706,172 $67,398,133  $77,357,649  $679,754,930  $259,085,521  $337,149,061
============  ============== ===========  =========== ===========  ===========  ============  ============  ============
$429,539,352  $1,041,769,091 $66,501,922  $84,706,172         N/A          N/A           N/A           N/A           N/A
  60,474,077      97,192,930   6,926,077   84,706,172         N/A          N/A           N/A           N/A           N/A
$       7.10  $        10.72 $      9.60  $      1.00         N/A          N/A           N/A           N/A           N/A
         N/A             N/A         N/A          N/A $56,424,030  $40,633,273  $416,626,470  $109,707,392  $269,007,359
         N/A             N/A         N/A          N/A   4,667,876    2,897,965    34,269,199     9,329,065    28,433,508
         N/A             N/A         N/A          N/A $     12.09  $     14.02  $      12.16  $      11.76  $       9.46
         N/A             N/A         N/A          N/A $10,974,103  $36,724,376  $263,128,460  $149,378,129  $ 68,141,702
         N/A             N/A         N/A          N/A     948,758    2,724,443    22,615,861    13,278,967     7,183,696
         N/A             N/A         N/A          N/A $     11.57  $     13.48  $      11.63  $      11.25  $       9.49
$471,871,002  $  829,588,620 $85,236,490  $84,711,986 $75,368,257  $77,799,283  $692,250,029  $241,394,009  $326,630,108
$        --   $          --  $       --   $       --          N/A          N/A           N/A           N/A           N/A

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2000 to June 30, 2000 (Unaudited)

                                                                                                           U.S.
                   Aggressive                                    Growth &       Equity        Asset      Treasury      Money
                  Opportunities  International     Growth         Income        Income     Allocation   Securities     Market
                  -------------  -------------  -------------  ------------  ------------  -----------  -----------  ----------
INVESTMENT
 INCOME:
Dividends.......  $  1,067,851   $  3,078,979   $   9,690,816  $  1,401,122  $  5,735,623  $ 3,330,695  $       --   $      --
Interest+.......     2,801,927        661,913       3,524,253       332,900       583,183   14,101,283    2,108,632   2,580,259
Foreign taxes
 withheld on
 dividends......           (94)      (372,464)        (82,586)       (7,143)      (21,706)     (21,140)         --          --
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
Total investment
 income.........     3,869,684      3,368,428      13,132,483     1,726,879     6,297,100   17,410,838    2,108,632   2,580,259
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
EXPENSES:
Audit...........         5,512          2,635          29,062         1,946         4,510        9,996          716         699
Legal...........         4,372          2,103          23,250         1,552         3,646        8,043          579         559
Meetings........         1,373            672           7,500           497         1,216        2,640          192         180
Subadvisor......     2,888,473        864,369       5,998,263       325,595       732,882    1,419,968       52,094      37,822
Custodian.......       147,641        288,381         395,782        51,425        53,307      116,313       21,814      12,700
Advisory........       389,250        161,821       1,721,423       128,750       215,694      519,308       33,376      41,886
Fund services...       583,875        244,383       2,582,135       193,124       323,541      778,963       50,064      62,829
Printing........         6,502          3,260          36,661         2,403         6,158       13,165          970         881
Registration....        19,199          8,659          93,093         6,407        12,839       30,124        2,074       2,245
Investor
 services.......       778,500        326,945       3,442,847       257,499       431,388    1,038,617       66,752      83,774
Administration..        85,463         41,105         175,232        33,683        51,219      111,942        8,845      11,100
Insurance.......         7,650          3,774          42,175         2,784         6,907       14,935        1,093       1,015
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
Total expenses
 before
 reductions and
 reimbursements..    4,917,810      1,948,107      14,547,423     1,005,665     1,843,307    4,064,014      238,569     255,690
Less reductions
 (Note 6).......       (18,927)       (12,771)       (269,167)      (45,723)     (243,028)         --           --          --
Less
 reimbursements
 (Note 2).......           --             --              --            --            --           --           --      (24,079)
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
Total expenses
 net of
 reductions and
 reimbursements..    4,898,883      1,935,336      14,278,256       959,942     1,600,279    4,064,014      238,569     231,611
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
NET INVESTMENT
 INCOME (LOSS)..    (1,029,199)     1,433,092      (1,145,773)      766,937     4,696,821   13,346,824    1,870,063   2,348,648
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 (Note 2):
Net realized
 gain (loss) on
 sale of
 investments....    69,087,600     16,319,679     354,268,947    33,115,693     2,123,572    7,916,472   (1,849,923)        --
Net realized
 gain (loss) on
 futures and
 foreign
 currency
 transactions...           --        (277,415)       (356,158)          --            --    (4,821,878)         --          --
Net change in
 unrealized
 appreciation
 (depreciation)
 of
 investments....   (38,755,073)   (27,051,986)   (133,457,343)  (26,635,950)  (12,867,733)  (3,045,985)   2,500,068         --
Net change in
 unrealized
 appreciation
 (depreciation)
 on futures and
 foreign
 currency
 transactions...           --         298,917         (57,864)          --            --     8,275,887          --          --
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
NET GAIN (LOSS)
 ON
 INVESTMENTS....    30,332,527    (10,710,805)    220,397,582     6,479,743   (10,744,161)   8,324,496      650,145         --
                  ------------   ------------   -------------  ------------  ------------  -----------  -----------  ----------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS.....  $ 29,303,328   $ (9,277,713)  $ 219,251,809  $  7,246,680  $ (6,047,340) $21,671,320  $ 2,520,208  $2,348,648
                  ============   ============   =============  ============  ============  ===========  ===========  ==========
------
 + Interest
   income
   includes
   securities
   lending
   income of:     $    192,395   $     57,900   $     575,672  $     13,979  $     22,418  $   137,063  $    13,512         N/A

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2000 to June 30, 2000 (Unaudited)

                           Overseas     Mid/Small
                            Equity       Company    Broad Market   500 Stock    Core Bond
                             Index        Index        Index         Index        Index
                          -----------  -----------  ------------  -----------  -----------
INVESTMENT INCOME:
Dividends*..............  $   649,276  $   254,463  $  3,439,259  $ 1,376,635  $       --
Interest*...............       73,524       77,586       664,324      223,062   10,986,844
Foreign taxes withheld
 on dividends*..........      (73,847)         (18)      (16,104)      (7,863)         --
Expenses*...............      (77,280)     (32,411)     (275,248)     (61,545)    (128,240)
                          -----------  -----------  ------------  -----------  -----------
Total investment
 income.................      571,673      299,620     3,812,231    1,530,289   10,858,604
                          -----------  -----------  ------------  -----------  -----------
EXPENSES:
Audit...................          503          363         5,929        2,013        2,824
Legal...................          401          287         4,754        1,569        2,265
Meetings................          129           87         1,543          502          737
Custodian...............       10,357       11,886        13,524       12,432       12,796
Advisory Class I........       13,075        9,700       115,909       30,162       66,116
Advisory Class II.......        2,370        6,428        50,650       31,091       13,888
Fund services Class I...       39,226       29,099       347,729       90,487      198,348
Fund services Class II..        2,370        6,428        50,650       31,091       13,888
Printing................          630          404         7,603        2,436        3,639
Registration............        1,622        1,353        18,569        6,439        8,780
Investor services Class
 I......................       39,226       29,099       347,729       90,487      198,348
Investor services Class
 II.....................        2,370        6,428        50,650       31,091       13,888
Administration..........        5,406        5,645        53,076       21,418       27,109
Insurance...............          725          485         8,701        2,820        4,156
                          -----------  -----------  ------------  -----------  -----------
Total expenses..........      118,410      107,692     1,077,016      354,038      566,782
                          -----------  -----------  ------------  -----------  -----------
NET INVESTMENT INCOME
 (LOSS).................      453,263      191,928     2,735,215    1,176,251   10,291,822
                          -----------  -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (Note
 2):
Net realized gain (loss)
 on sale of
 investments............      172,647    1,670,600    89,832,363   41,777,693   (4,573,206)
Net realized gain (loss)
 on futures and foreign
 currency transactions..     (102,877)    (245,199)      105,216      182,506          --
Net change in unrealized
 appreciation
 (depreciation) of
 investments............   (3,298,422)  (5,917,806)  (91,031,714) (44,124,102)   6,270,114
Net change in unrealized
 appreciation
 (depreciation) on
 futures and foreign
 currency transactions..     (173,973)    (125,208)   (4,344,586)    (684,299)         --
                          -----------  -----------  ------------  -----------  -----------
NET GAIN (LOSS) ON
 INVESTMENTS............   (3,402,625)  (4,617,613)   (5,438,721)  (2,848,202)   1,696,908
                          -----------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(2,949,362) $(4,425,685) $ (2,703,506) $(1,671,951) $11,988,730
                          ===========  ===========  ============  ===========  ===========

------
 *  Allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                             Aggressive Opportunities               International
                          -------------------------------  -------------------------------
                                           For the Period                   For the Period
                           For the Period  from March 1,    For the Period  from March 1,
                          from January 1,     1999* to     from January 1,     1999* to
                          2000 to June 30,  December 31,   2000 to June 30,  December 31,
                          2000 (Unaudited)      1999       2000 (Unaudited)      1999
                          ---------------- --------------  ---------------- --------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................   $  (1,029,199)  $  (1,676,275)    $  1,433,092   $   1,726,751
 Net realized gain
  (loss) on sale of
  investments and
  futures and foreign
  currency
  transactions..........      69,087,600      57,196,081       16,042,264       8,901,799
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures and foreign
  currency
  transactions..........     (38,755,073)    172,263,797      (26,753,069)     80,777,164
                           -------------   -------------     ------------   -------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      29,303,328     227,783,603       (9,277,713)     91,405,714
                           -------------   -------------     ------------   -------------
Distributions to
 shareholders from:
 Net investment income..             --              --               --       (3,382,798)
 Net realized gain on
  investments...........             --      (18,434,752)             --       (7,031,553)
                           -------------   -------------     ------------   -------------
 Total distributions....             --      (18,434,752)             --      (10,414,351)
                           -------------   -------------     ------------   -------------
Capital share
 transactions:
 Capital contributed in
  (Note 1)..............             --      325,808,786              --      201,334,158
 Proceeds from sales of
  shares................     320,502,115     195,026,455      100,344,026     162,439,326
 Reinvestment of
  distributions.........             --       18,434,752              --       10,414,351
 Cost of shares
  redeemed..............    (101,654,938)   (117,114,076)     (57,737,204)   (138,242,189)
                           -------------   -------------     ------------   -------------
 Net increase (decrease)
  from capital share
  transactions..........     218,847,177     422,155,917       42,606,822     235,945,646
                           -------------   -------------     ------------   -------------
 Total increase
  (decrease) in net
  assets................     248,150,505     631,504,768       33,329,109     316,937,009
                           -------------   -------------     ------------   -------------
NET ASSETS at beginning
 of period..............     631,504,768             --       316,937,009             --
                           -------------   -------------     ------------   -------------
NET ASSETS at end of
 period.................   $ 879,655,273   $ 631,504,768     $350,266,118   $ 316,937,009
                           =============   =============     ============   =============
SHARE TRANSACTIONS:
 Capital shares issued
  from contributed
  capital (Note 1)......             --       32,580,879              --       20,133,416
 Number of shares sold..      19,259,071      16,785,801        7,515,521      14,779,081
 Number of shares issued
  through reinvestment
  of dividends and
  distributions.........             --        1,252,361              --          809,825
 Number of shares
  redeemed..............      (6,094,920)    (10,695,427)      (4,284,035)    (12,683,394)
                           -------------   -------------     ------------   -------------
 Net increase (decrease)
  in shares
  outstanding...........      13,164,151      39,923,614        3,231,486      23,038,928
                           =============   =============     ============   =============

------
 * --Commencement of operations

                       See Notes to Financial Statements.

             Growth                       Growth & Income
 -------------------------------  -------------------------------
  For the Period  For the Period                   For the Period
 from January 1,  from March 1,    For the Period  from March 1,
 2000 to June 30,    1999* to     from January 1,     1999* to
       2000        December 31,   2000 to June 30,  December 31,
   (Unaudited)         1999       2000 (Unaudited)      1999
 ---------------- --------------  ---------------- --------------
  $   (1,145,773) $     (267,642)   $    766,937   $     264,853
     353,912,789     225,384,463      33,115,693      14,267,087
    (133,515,207)    740,080,046     (26,635,950)     25,098,409
  --------------  --------------    ------------   -------------
     219,251,809     965,196,867       7,246,680      39,630,349
  --------------  --------------    ------------   -------------
             --       (1,003,459)            --         (253,314)
             --     (176,310,076)            --       (8,718,218)
  --------------  --------------    ------------   -------------
             --     (177,313,535)            --       (8,971,532)
  --------------  --------------    ------------   -------------
             --    2,429,323,710             --      123,094,099
     468,431,888     448,200,363      65,205,589     173,055,236
             --      177,313,535             --        8,971,532
    (414,200,466)   (481,025,560)    (21,884,856)   (100,717,226)
  --------------  --------------    ------------   -------------
      54,231,422   2,573,812,048      43,320,733     204,403,641
  --------------  --------------    ------------   -------------
     273,483,231   3,361,695,380      50,567,413     235,062,458
  --------------  --------------    ------------   -------------
   3,361,695,380             --      235,062,458             --
  --------------  --------------    ------------   -------------
  $3,635,178,611  $3,361,695,380    $285,629,871   $ 235,062,458
  ==============  ==============    ============   =============
             --      242,932,371             --       12,292,681
      33,064,978      41,275,834       5,472,487      16,270,052
             --       14,450,981             --          804,622
     (28,973,338)    (44,162,372)     (1,786,634)     (9,534,836)
  --------------  --------------    ------------   -------------
       4,091,640     254,496,814       3,685,853      19,832,519
  ==============  ==============    ============   =============

                               VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                   Equity Income                  Asset Allocation
                          -------------------------------  -------------------------------
                                           For the Period                   For the Period
                           For the Period  from March 1,    For the Period  from March 1,
                          from January 1,     1999* to     from January 1,     1999* to
                          2000 to June 30,  December 31,   2000 to June 30,  December 31,
                          2000 (Unaudited)      1999       2000 (Unaudited)      1999
                          ---------------- --------------  ---------------- --------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................   $   4,696,821   $   9,352,899    $   13,346,824  $   24,347,230
 Net realized gain
  (loss) on sale of
  investments and
  futures and foreign
  currency
  transactions..........       2,123,572     113,699,336         3,094,594      14,086,914
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures and foreign
  currency
  transactions..........     (12,867,733)   (145,838,039)        5,229,902      51,031,596
                           -------------   -------------    --------------  --------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      (6,047,340)    (22,785,804)       21,671,320      89,465,740
                           -------------   -------------    --------------  --------------
Distributions to
 shareholders from:
 Net investment income..             --       (9,334,533)              --      (24,319,580)
 Net realized gain on
  investments...........             --     (110,495,065)              --      (12,856,685)
                           -------------   -------------    --------------  --------------
 Total distributions....             --     (119,829,598)              --      (37,176,265)
                           -------------   -------------    --------------  --------------
Capital share
 transactions:
 Capital contributed in
  (Note 1)..............             --      541,621,977               --    1,046,354,487
 Proceeds from sales of
  shares................      65,297,111     191,192,237       119,618,480     113,896,206
 Reinvestment of
  distributions.........             --      119,829,598               --       37,176,265
 Cost of shares
  redeemed..............    (116,400,614)   (223,338,215)     (199,622,125)   (149,615,017)
                           -------------   -------------    --------------  --------------
 Net increase (decrease)
  from capital share
  transactions..........     (51,103,503)    629,305,597       (80,003,645)  1,047,811,941
                           -------------   -------------    --------------  --------------
 Total increase
  (decrease) in net
  assets................     (57,150,843)    486,690,195       (58,332,325)  1,100,101,416
                           -------------   -------------    --------------  --------------
NET ASSETS at beginning
 of period..............     486,690,195             --      1,100,101,416             --
                           -------------   -------------    --------------  --------------
NET ASSETS at end of
 period.................   $ 429,539,352   $ 486,690,195    $1,041,769,091  $1,100,101,416
                           =============   =============    ==============  ==============
SHARE TRANSACTIONS:
 Capital shares issued
  from contributed
  capital (Note 1)......             --       54,162,198               --      104,635,449
 Number of shares sold..       9,311,115      19,035,304        10,973,087      11,108,685
 Number of shares issued
  through reinvestment
  of dividends and
  distributions.........             --       16,997,106               --        3,598,864
 Number of shares
  redeemed..............     (16,825,471)    (22,206,175)      (18,654,644)    (14,468,511)
                           -------------   -------------    --------------  --------------
 Net increase (decrease)
  in shares
  outstanding...........      (7,514,356)     67,988,433        (7,681,557)    104,874,487
                           =============   =============    ==============  ==============

------
 * --Commencement of operations


                       See Notes to Financial Statements.

    U.S. Treasury Securities              Money Market
 ------------------------------- -------------------------------
  For the Period  For the Period                  For the Period
 from January 1,  from March 1,   For the Period  from March 1,
 2000 to June 30,    1999* to    from January 1,     1999* to
       2000        December 31,  2000 to June 30,  December 31,
   (Unaudited)         1999      2000 (Unaudited)      1999
 ---------------- -------------- ---------------- --------------
   $  1,870,063    $  3,630,492    $  2,348,648    $  2,595,759
     (1,849,923)     (3,408,247)            --              --
      2,500,068        (824,982)            --              --
   ------------    ------------    ------------    ------------
      2,520,208        (602,737)      2,348,648       2,595,759
   ------------    ------------    ------------    ------------
     (1,856,931)     (3,627,500)     (2,348,648)     (2,595,759)
            --              --              --              --
   ------------    ------------    ------------    ------------
     (1,856,931)     (3,627,500)     (2,348,648)     (2,595,759)
   ------------    ------------    ------------    ------------
            --       89,299,259             --       56,664,093
     12,228,623      35,576,998      57,885,949      61,997,813
      1,920,133       3,627,500       2,236,753       2,595,759
    (24,777,907)    (47,805,724)    (52,189,400)    (44,484,795)
   ------------    ------------    ------------    ------------
    (10,629,151)     80,698,033       7,933,302      76,772,870
   ------------    ------------    ------------    ------------
     (9,965,874)     76,467,796       7,933,302      76,772,870
   ------------    ------------    ------------    ------------
     76,467,796             --       76,772,870             --
   ------------    ------------    ------------    ------------
   $ 66,501,922    $ 76,467,796    $ 84,706,172    $ 76,772,870
   ============    ============    ============    ============
            --        8,929,926             --       56,664,093
      1,279,135       3,598,456      57,885,949      61,997,813
        202,798         372,553       2,236,753       2,595,759
     (2,608,221)     (4,848,570)    (52,189,400)    (44,484,795)
   ------------    ------------    ------------    ------------
     (1,126,288)      8,052,365       7,933,302      76,772,870
   ============    ============    ============    ============

                               VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                               Overseas Equity Index          Mid/Small Company Index
                          ------------------------------- -------------------------------
                                           For the Period                  For the Period
                           For the Period  from March 1,   For the Period  from March 1,
                          from January 1,     1999* to    from January 1,     1999* to
                          2000 to June 30,  December 31,  2000 to June 30,  December 31,
                          2000 (Unaudited)      1999      2000 (Unaudited)      1999
                          ---------------- -------------- ---------------- --------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................    $   453,263     $    478,575    $    191,928    $    135,205
 Net realized gain
  (loss) on sale of
  investments and
  futures and foreign
  currency
  transactions..........         69,770          503,697       1,425,401         957,497
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures and foreign
  currency
  transactions..........     (3,472,395)      11,652,160      (6,043,014)      6,421,234
                            -----------     ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     (2,949,362)      12,634,432      (4,425,685)      7,513,936
                            -----------     ------------    ------------    ------------
Distributions to
 shareholders from:
 Net investment income--
  Class I...............            --          (633,500)            --          (83,412)
 Net investment income--
  Class II..............            --          (127,735)            --          (49,776)
 Net realized gain on
  investments--Class I..            --          (265,146)            --         (151,633)
 Net realized gain on
  investments--Class
  II....................            --           (49,600)            --          (65,112)
                            -----------     ------------    ------------    ------------
 Total distributions....            --        (1,075,981)            --         (349,933)
                            -----------     ------------    ------------    ------------
Capital share
 transactions:
 Capital contributed in
  (Note 1)..............            --        41,378,264             --       13,532,687
 Proceeds from sales of
  shares--Class I.......     15,582,577       37,975,528      41,853,068      25,395,723
 Proceeds from sales of
  shares--Class II......      6,715,436       18,768,185      36,580,112      12,181,329
 Reinvestment of
  distributions--Class
  I.....................            --           898,646             --          235,046
 Reinvestment of
  distributions--Class
  II....................            --           177,335             --          114,887
 Cost of shares
  redeemed--Class I.....     (5,131,105)     (42,051,145)    (20,731,397)    (22,780,342)
 Cost of shares
  redeemed--Class II....     (3,858,464)     (11,666,213)     (6,762,696)     (4,999,086)
                            -----------     ------------    ------------    ------------
 Net increase (decrease)
  from capital share
  transactions..........     13,308,444       45,480,600      50,939,087      23,680,244
                            -----------     ------------    ------------    ------------
 Total increase
  (decrease) in net
  assets................     10,359,082       57,039,051      46,513,402      30,844,247
                            -----------     ------------    ------------    ------------
NET ASSETS at beginning
 of period..............     57,039,051              --       30,844,247             --
                            -----------     ------------    ------------    ------------
NET ASSETS at end of
 period.................    $67,398,133     $ 57,039,051    $ 77,357,649    $ 30,844,247
                            ===========     ============    ============    ============
SHARE TRANSACTIONS:
 Capital shares issued
  from contributed
  capital (Note 1)......            --         4,137,826             --        1,353,269
 Number of shares sold--
  Class I...............      1,283,785        3,572,616       2,797,292       2,139,608
 Number of shares issued
  through reinvestment
  of dividends and
  distributions--Class
  I.....................            --            73,062             --           18,123
 Number of shares
  redeemed--Class I.....       (413,793)      (3,985,620)     (1,447,106)     (1,963,221)
                            -----------     ------------    ------------    ------------
 Net increase (decrease)
  in shares
  outstanding--Class I..        869,992        3,797,884       1,350,186       1,547,779
                            ===========     ============    ============    ============
 Number of shares sold--
  Class II..............        569,179        1,820,160       2,545,139       1,130,206
 Number of shares issued
  through reinvestment
  of dividends and
  distributions--Class
  II....................            --            15,097             --            9,220
 Number of shares
  redeemed--Class II....       (328,043)      (1,127,635)       (515,935)       (444,186)
                            -----------     ------------    ------------    ------------
 Net increase (decrease)
  in shares
  outstanding--Class
  II....................        241,136          707,622       2,029,204         695,240
                            ===========     ============    ============    ============

------
 * --Commencement of operations

                       See Notes to Financial Statements.

      Broad Market Index                  500 Stock Index                 Core Bond Index
--------------------------------  ------------------------------- -------------------------------
 For the Period   For the Period                   For the Period                  For the Period
from January 1,   from March 1,    For the Period  from March 1,   For the Period  from March 1,
2000 to June 30,     1999* to     from January 1,     1999* to    from January 1,     1999* to
      2000         December 31,   2000 to June 30,  December 31,  2000 to June 30,  December 31,
  (Unaudited)          1999       2000 (Unaudited)      1999      2000 (Unaudited)      1999
----------------  --------------  ---------------- -------------- ---------------- --------------
 $   2,735,215    $   5,149,625     $  1,176,251    $  1,821,724    $ 10,291,822   $  14,575,185
    89,937,579       12,002,396       41,960,199       1,025,976      (4,573,206)     (1,900,006)
   (95,376,300)     107,228,722      (44,808,401)     29,856,248       6,270,114     (15,452,868)
 -------------    -------------     ------------    ------------    ------------   -------------
    (2,703,506)     124,380,743       (1,671,951)     32,703,948      11,988,730      (2,777,689)
 -------------    -------------     ------------    ------------    ------------   -------------
           --        (3,616,487)             --         (838,233)     (8,388,998)    (12,442,414)
           --        (1,493,182)             --         (982,090)     (1,842,442)     (2,148,328)
           --        (4,306,616)             --         (285,797)            --              --
           --        (1,407,654)             --         (261,209)            --              --
 -------------    -------------     ------------    ------------    ------------   -------------
           --       (10,823,939)             --       (2,367,329)    (10,231,440)    (14,590,742)
 -------------    -------------     ------------    ------------    ------------   -------------
           --       533,356,978              --      117,397,703             --      275,105,261
    20,417,433       58,618,494       19,279,580      59,067,057      33,745,051     140,144,642
   117,137,467      149,832,461       59,714,901     133,583,156      25,809,764      56,728,538
           --         7,923,094              --        1,124,032       6,994,192      12,442,414
           --         2,900,838              --        1,243,297       1,479,126       2,148,328
  (126,157,710)    (171,048,154)     (45,536,126)    (62,374,853)    (35,106,557)   (151,357,685)
   (11,579,110)     (12,500,159)     (27,308,886)    (25,769,008)     (7,424,482)     (7,948,390)
 -------------    -------------     ------------    ------------    ------------   -------------
      (181,920)     569,083,552        6,149,469     224,271,384      25,497,094     327,263,108
 -------------    -------------     ------------    ------------    ------------   -------------
    (2,885,426)     682,640,356        4,477,518     254,608,003      27,254,384     309,894,677
 -------------    -------------     ------------    ------------    ------------   -------------
   682,640,356              --       254,608,003             --      309,894,677             --
 -------------    -------------     ------------    ------------    ------------   -------------
 $ 679,754,930    $ 682,640,356     $259,085,521    $254,608,003    $337,149,061   $ 309,894,677
 =============    =============     ============    ============    ============   =============
           --        53,335,698              --       11,739,770             --       27,510,526
     1,704,857        4,802,050        1,679,644       5,491,465       3,584,627      14,162,974
           --           676,609              --           98,083         744,120       1,286,119
    (9,974,442)     (16,275,573)      (3,778,463)     (5,901,434)     (3,690,963)    (15,163,895)
 -------------    -------------     ------------    ------------    ------------   -------------
    (8,269,585)      42,538,784       (2,098,819)     11,427,884         637,784      27,795,724
 =============    =============     ============    ============    ============   =============
     9,658,370       14,891,457        5,229,860      12,881,383       2,694,072       5,710,224
           --           259,235              --          113,543         157,099         222,576
    (1,005,989)      (1,187,212)      (2,483,291)     (2,462,528)       (785,740)       (814,535)
 -------------    -------------     ------------    ------------    ------------   -------------
     8,652,381       13,963,480        2,746,569      10,532,398       2,065,431       5,118,265
 =============    =============     ============    ============    ============   =============

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Aggressive Opportunities              International
                          ------------------------------- -------------------------------
                                           For the Period                  For the Period
                           For the Period  from March 1,   For the Period  from March 1,
                          from January 1,     1999* to    from January 1,     1999* to
                          2000 to June 30,  December 31,  2000 to June 30,  December 31,
                          2000 (Unaudited)      1999      2000 (Unaudited)      1999
                          ---------------- -------------- ---------------- --------------
Net Asset Value,
 beginning of period....      $  15.82        $  10.00        $  13.76        $  10.00
Income from investment
 operations:
 Net investment income
  (loss)................         (0.02)          (0.04)           0.06            0.08
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........          0.77            6.34           (0.49)           4.15
                              --------        --------        --------        --------
Total from investment
 operations.............          0.75            6.30           (0.43)           4.23
                              --------        --------        --------        --------
Less distributions:
 From net investment
  income................         (0.00)          (0.00)          (0.00)          (0.15)
 From net realized
  gains.................         (0.00)          (0.48)          (0.00)          (0.32)
                              --------        --------        --------        --------
Total distributions.....          0.00           (0.48)           0.00           (0.47)
                              --------        --------        --------        --------
Net Asset Value, end of
 period.................      $  16.57        $  15.82        $  13.33        $  13.76
                              ========        ========        ========        ========
Total return ++.........          4.74%          63.39%          (3.13)%         42.62%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........      $879,655        $631,505        $350,266        $316,937
 Number of shares
  outstanding,
  end of period (000)...        53,088          39,924          26,270          23,039
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...          1.26%           1.28%           1.17%           1.12%
 Ratio of net investment
  income (loss) to
  average net assets+...         (0.26)%         (0.48)%          0.87%           0.86%
Portfolio turnover ++...            20%             50%             18%             29%
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........          1.26%           1.28%           1.18%           1.14%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........         (0.27)%         (0.48)%          0.86%           0.84%

------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations
 **  --Rounds to less than .01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Growth                       Growth & Income
                          -------------------------------  -------------------------------
                                           For the Period                   For the Period
                           For the Period  from March 1,    For the Period  from March 1,
                          from January 1,     1999* to     from January 1,     1999* to
                          2000 to June 30,  December 31,   2000 to June 30,  December 31,
                          2000 (Unaudited)      1999       2000 (Unaudited)      1999
                          ---------------- --------------  ---------------- --------------
Net Asset Value,
 beginning of period....     $    13.21      $    10.00        $  11.85        $  10.00
Income from investment
 operations:
 Net investment income
  (loss)................           0.00**          0.00**          0.03            0.01
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........           0.85            3.95            0.26            2.31
                             ----------      ----------        --------        --------
Total from investment
 operations.............           0.85            3.95            0.29            2.32
                             ----------      ----------        --------        --------
Less distributions:
 From net investment
  income................          (0.00)          (0.00)**        (0.00)          (0.01)
 From net realized
  gains.................          (0.00)          (0.74)          (0.00)          (0.46)
                             ----------      ----------        --------        --------
Total distributions.....           0.00           (0.74)          (0.00)          (0.47)
                             ----------      ----------        --------        --------
Net Asset Value, end of
 period.................     $    14.06      $    13.21        $  12.14        $  11.85
                             ==========      ==========        ========        ========
Total return ++.........           6.43%          40.03%           2.45%          23.50%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........     $3,635,179      $3,361,695        $285,630        $235,062
 Number of shares
  outstanding,
  end of period (000)...        258,588         254,497          23,518          19,833
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...           0.83%           0.80%           0.74%           0.94%
 Ratio of net investment
  income (loss) to
  average net assets+...          (0.07)%         (0.01)%          0.60%           0.17%
Portfolio turnover ++...             37%            129%             60%             51%
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........           0.84%           0.81%           0.78%           0.96%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........          (0.08)%         (0.02)%          0.56%           0.15%

------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations
 **  --Rounds to less than .01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                   Equity Income                 Asset Allocation
                          ------------------------------- -------------------------------
                                           For the Period                  For the Period
                           For the Period  from March 1,   For the Period  from March 1,
                          from January 1,     1999* to    from January 1,     1999* to
                          2000 to June 30,  December 31,  2000 to June 30,  December 31,
                          2000 (Unaudited)      1999      2000 (Unaudited)      1999
                          ---------------- -------------- ---------------- --------------
Net Asset Value,
 beginning of period....      $   7.16        $  10.00       $    10.49      $    10.00
Income from investment
 operations:
 Net investment income
  (loss)................          0.08            0.18             0.14            0.24
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........         (0.14)          (0.68)            0.09            0.62
                              --------        --------       ----------      ----------
Total from investment
 operations.............         (0.06)          (0.50)            0.23            0.86
                              --------        --------       ----------      ----------
Less distributions:
 From net investment
  income................         (0.00)          (0.18)           (0.00)          (0.24)
 From net realized
  gains.................         (0.00)          (2.16)           (0.00)          (0.13)
                              --------        --------       ----------      ----------
Total distributions.....         (0.00)          (2.34)           (0.00)          (0.37)
                              --------        --------       ----------      ----------
Net Asset Value, end of
 period.................      $   7.10        $   7.16       $    10.72      $    10.49
                              ========        ========       ==========      ==========
Total return++..........         (0.84)%         (4.60)%           2.19%           8.61%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........      $429,539        $486,690       $1,041,769      $1,100,101
 Number of shares
  outstanding,
  end of period (000)...        60,474          67,988           97,193         104,874
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...          0.74%           0.75%            0.78%           0.80%
 Ratio of net investment
  income (loss) to
  average net assets+...          2.17%           2.08%            2.56%           2.68%
Portfolio turnover++....            15%             77%               3%              6%
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........          0.85%           0.76%             N/A             N/A
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........          2.06%           2.07%             N/A             N/A

------
  +  --Annualized
 ++ --Not annualized
  * --Commencement of operations
 ** --Rounds to less than .01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                             U.S. Treasury Securities              Money Market
                          ------------------------------- -------------------------------
                                           For the Period                  For the Period
                           For the Period  from March 1,   For the Period  from March 1,
                          from January 1,     1999* to    from January 1,     1999* to
                          2000 to June 30,  December 31,  2000 to June 30,  December 31,
                          2000 (Unaudited)      1999      2000 (Unaudited)      1999
                          ---------------- -------------- ---------------- --------------
Net Asset Value,
 beginning of period....      $  9.50         $ 10.00         $  1.00         $  1.00
Income from investment
 operations:
 Net investment income
  (loss)................         0.27            0.44            0.03            0.04
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........         0.10           (0.50)           0.00            0.00
                              -------         -------         -------         -------
Total from investment
 operations.............         0.37           (0.06)           0.03            0.04
                              -------         -------         -------         -------
Less distributions:
 From net investment
  income................        (0.27)          (0.44)          (0.03)          (0.04)
 From net realized
  gains.................        (0.00)          (0.00)          (0.00)          (0.00)
                              -------         -------         -------         -------
Total distributions.....        (0.27)          (0.44)          (0.03)          (0.04)
                              -------         -------         -------         -------
Net Asset Value, end of
 period.................      $  9.60         $  9.50         $  1.00         $  1.00
                              =======         =======         =======         =======
Total return++..........         3.93%          (0.66)%          2.79%           4.00%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........      $66,502         $76,468         $84,706         $76,773
 Number of shares
  outstanding,
  end of period (000)...        6,926           8,052          84,706          76,773
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...         0.72%           0.66%           0.55%           0.55%
 Ratio of net investment
  income (loss) to
  average net assets+...         5.59%           5.26%           5.55%           4.70%
Portfolio turnover++....           62%            176%            N/A             N/A
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........          N/A             N/A            0.61%           0.60%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........          N/A             N/A            5.49%           4.65%

------
  +  --Annualized
 ++ --Not annualized
  * --Commencement of operations
 ** --Rounds to less than .01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                    Overseas Equity Index                                Mid/Small Company Index
                      ----------------------------------------------------- ---------------------------------------------------
                                              For the Period For the Period                       For the Period For the Period
                      For the Period From     From March 1,  From April 5,  For the Period From   From March 1,  From April 5,
                      January 1, 2000 to         1999* to       1999* to    January 1, 2000 to       1999* to       1999* to
                         June 30, 2000         December 31,   December 31,     June 30, 2000       December 31,   December 31,
                          (Unaudited)              1999           1999          (Unaudited)            1999           1999
                      ---------------------   -------------- -------------- --------------------  -------------- --------------
                       Class I    Class II       Class I        Class II     Class I   Class II      Class I        Class II
                      ----------  ---------   -------------- -------------- ---------- ---------  -------------- --------------
Net Asset Value,
 beginning of
 period.............  $   12.75   $   12.19      $ 10.00         $10.00     $   13.92  $   13.37     $ 10.00         $10.00
Income from
 investment
 operations:
 Net investment
  income (loss).....       0.09        0.08         0.11           0.15          0.03       0.04        0.06           0.07
 Net realized and
  unrealized gain
  (loss) on
  investments and
  futures and
  foreign currency
  transactions......      (0.75)      (0.70)        2.88           2.30          0.07       0.07        4.02           3.48
                      ---------   ---------      -------         ------     ---------  ---------     -------         ------
Total from
 investment
 operations.........      (0.66)      (0.62)        2.99           2.45          0.10       0.11        4.08           3.55
                      ---------   ---------      -------         ------     ---------  ---------     -------         ------
Less distributions:
 From net investment
  income............      (0.00)      (0.00)       (0.17)         (0.19)        (0.00)     (0.00)      (0.06)         (0.08)
 From net realized
  gains.............      (0.00)      (0.00)       (0.07)         (0.07)        (0.00)     (0.00)      (0.10)         (0.10)
                      ---------   ---------      -------         ------     ---------  ---------     -------         ------
Total
 distributions......      (0.00)      (0.00)       (0.24)         (0.26)        (0.00)     (0.00)      (0.16)         (0.18)
                      ---------   ---------      -------         ------     ---------  ---------     -------         ------
Net Asset Value, end
 of period..........  $   12.09   $   11.57      $ 12.75         $12.19     $   14.02  $   13.48     $ 13.92         $13.37
                      =========   =========      =======         ======     =========  =========     =======         ======
Total return++......      (5.18)%     (5.09)%      30.03%         24.59%         0.72%      0.82%      40.90%         35.64%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)......  $  56,424   $  10,974      $48,416         $8,623     $  40,633  $  36,724     $21,548         $9,296
 Number of shares
  outstanding, end
  of period (000)...      4,668         949        3,798            708         2,898      2,724       1,548            695
Ratios to average
 net assets:
 Ratio of expenses
  to average net
  assets+...........       0.66%       0.46%        0.95%          0.75%         0.51%      0.31%       0.60%          0.40%
 Ratio of net
  investment income
  (loss) to average
  net assets+.......       1.43%       1.63%        1.17%          1.53%         0.51%      0.71%       0.75%          0.97%
Portfolio
 turnover++.........        N/A         N/A          N/A            N/A           N/A        N/A         N/A            N/A
(1) Ratio of
    expenses to
    average net
    assets prior to
    expense
    reductions and
    reimbursed
    expenses+.......        N/A         N/A          N/A            N/A           N/A        N/A         N/A            N/A
(2) Ratio of net
    investment
    income (loss) to
    average net
    assets prior to
    expense
    reductions and
    reimbursed
    expenses+.......        N/A         N/A          N/A            N/A           N/A        N/A         N/A            N/A

------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Broad Market Index
                            ---------------------------------------------------
                                                  For the Period For the Period
                             For the Period       From March 1,  From April 5,
                             From January 1,         1999* to       1999* to
                            2000 to June 30,       December 31,   December 31,
                            2000 (Unaudited)           1999           1999
                            -------------------   -------------- --------------
                            Class I    Class II      Class I        Class II
                            --------   --------   -------------- --------------
Net Asset Value, beginning
 of period................. $  12.21   $  11.68      $  10.00       $  10.00
Income from investment
 operations:
 Net investment income
  (loss)...................     0.05       0.05          0.10           0.09
 Net realized and
  unrealized gain (loss) on
  investments and futures
  and foreign currency
  transactions.............    (0.10)     (0.10)         2.30           1.80
                            --------   --------      --------       --------
Total from investment
 operations................    (0.05)     (0.05)         2.40           1.89
                            --------   --------      --------       --------
Less distributions:
 From net investment
  income...................    (0.00)     (0.00)        (0.09)         (0.11)
 From net realized gains...    (0.00)     (0.00)        (0.10)         (0.10)
                            --------   --------      --------       --------
Total distributions........    (0.00)     (0.00)        (0.19)         (0.21)
                            --------   --------      --------       --------
Net Asset Value, end of
 period.................... $  12.16   $  11.63      $  12.21       $  11.68
                            ========   ========      ========       ========
Total return++.............    (0.41)%    (0.43)%       24.07%         19.01%
Ratios/Supplemental data:
 Net assets, end of period
  (000).................... $416,626   $263,128      $519,581       $163,050
 Number of shares
  outstanding, end of
  period (000).............   34,269     22,616        42,539         13,963
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+......     0.47%      0.27%         0.46%          0.26%
 Ratio of net investment
  income (loss) to average
  net assets+..............     0.76%      0.96%         0.99%          1.18%
Portfolio turnover++.......      N/A        N/A           N/A            N/A
(1)  Ratio of expenses to
     average net assets
     prior to expense
     reductions and
     reimbursed expenses+..      N/A        N/A           N/A            N/A
(2)  Ratio of net
     investment income
     (loss) to average net
     assets prior to
     expense reductions and
     reimbursed expenses+..      N/A        N/A           N/A            N/A

------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                          500 Stock Index                                    Core Bond Index
                          --------------------------------------------------- ------------------------------------------------
                                                For the Period For the Period  For the Period    For the Period For the Period
                           For the Period       From March 1,  From April 5,  From January 1,    From March 1,  From April 5,
                           From January 1,         1999* to       1999* to    2000 to June 30,      1999* to       1999* to
                          2000 to June 30,       December 31,   December 31,        2000          December 31,   December 31,
                          2000 (Unaudited)           1999           1999        (Unaudited)           1999           1999
                          -------------------   -------------- -------------- -----------------  -------------- --------------
                                                                                         Class
                          Class I    Class II      Class I        Class II    Class I     II        Class I        Class II
                          --------   --------   -------------- -------------- --------  -------  -------------- --------------
Net Asset Value,
 beginning of period....  $  11.85   $  11.32      $  10.00       $  10.00    $   9.41  $  9.43     $  10.00       $ 10.00
Income from investment
 operations:
 Net investment income
  (loss)................      0.06       0.06          0.09           0.08        0.30     0.31         0.49          0.45
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........     (0.15)     (0.13)         1.86           1.36        0.05     0.06        (0.59)        (0.57)
                          --------   --------      --------       --------    --------  -------     --------       -------
Total from investment
 operations.............     (0.09)     (0.07)         1.95           1.44        0.35     0.37        (0.10)        (0.12)
                          --------   --------      --------       --------    --------  -------     --------       -------
Less distributions:
 From net investment
  income................     (0.00)     (0.00)        (0.07)         (0.09)      (0.30)   (0.31)       (0.49)        (0.45)
 From net realized
  gains.................     (0.00)     (0.00)        (0.03)         (0.03)      (0.00)   (0.00)       (0.00)        (0.00)
                          --------   --------      --------       --------    --------  -------     --------       -------
Total distributions.....     (0.00)     (0.00)        (0.10)         (0.12)      (0.30)   (0.31)       (0.49)        (0.45)
                          --------   --------      --------       --------    --------  -------     --------       -------
Net Asset Value, end of
 period.................  $  11.76   $  11.25      $  11.85       $  11.32    $   9.46  $  9.49     $   9.41       $  9.43
                          ========   ========      ========       ========    ========  =======     ========       =======
Total return++..........     (0.76)%    (0.62)%       19.52%         14.44%       3.74%    3.95%       (1.05)%       (1.19)%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........  $109,707   $149,378      $135,372       $119,236    $269,007  $68,142     $261,607       $48,288
 Number of shares
  outstanding, end of
  period (000)..........     9,329     13,279        11,428         10,532      28,434    7,184       27,796         5,118
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...      0.44%      0.24%         0.44%          0.24%       0.47%    0.27%        0.47%         0.27%
 Ratio of net investment
  income (loss) to
  average net assets+...      0.86%      1.06%         1.04%          1.23%       6.38%    6.58%        5.99%         6.26%
Portfolio turnover++....       N/A        N/A           N/A            N/A         N/A      N/A          N/A           N/A
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........       N/A        N/A           N/A            N/A         N/A      N/A          N/A           N/A
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........       N/A        N/A           N/A            N/A         N/A      N/A          N/A           N/A

------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       NOTES TO THE FINANCIAL STATEMENTS
                                  (Unaudited)


1. Significant Accounting Policies

  The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware Business Trust. The Company commenced operations on March 1, 1999 by acquiring all of the assets of certain funds of the ICMA Retirement Trust (the "Trust"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth & Income Fund, the Equity Income Fund, the Asset Allocation Fund and the U.S. Treasury Securities Fund (the "Funds") and the Overseas Equity Index Fund, the Mid/Small Company Index Fund, the Broad Market Index Fund, the 500 Stock Index Fund, and the Core Bond Index Fund (the "Index Funds") on March 1, 1999 at $10.00 per share. The Money Market Fund commenced operations on March 1, 1999. Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. As of October 1, 1999, the Overseas Equity Index Fund invests all of its assets in the International Index Master Portfolio. Prior to October 1, 1999, the Overseas Equity Index Fund invested directly in individual portfolio securities. Barclays Global Fund Advisors (BGFA) is the investment advisor for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

       Index Fund            Invests in         Master Portfolio
       ----------            ----------        -------------------
       Overseas Equity          -----          International Index
       Mid/Small Company        -----          Extended Index
       Broad Market             -----          US Equity Index
       500 Stock                -----          S&P 500 Index
       Core Bond                -----          Bond Index

  The financial statements of the Master Portfolios, including their Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

  The Funds offer a single class of shares, which commenced operations on March 1, 1999. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. Class I Shares commenced operations on March 1, 1999. Class II Shares commenced operations on April 5, 1999. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily average net assets of each class. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Capital gain distributions are allocated to each class pro rata, based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with generally accepted accounting principles for the investment company industry. In the preparation of financial statements management made estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                               VANTAGEPOINT FUNDS

 Investment Policy and Security Valuation

  The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (86.44%, 32.06%, 99.11%, 7.01% and 81.76%) for
the International Index, Extended Index, US Equity Index, S&P 500 Index and Bond Index Master Portfolios respectively, as of June 30, 2000. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

  The equity securities of each Fund are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any security for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.

  The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class, whose investment adviser is AIM Advisors, Inc. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value. The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, however there is no guarantee that it will be able to do so.

  The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of transactions. The effect of foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

 Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Core Bond Index Fund and U.S. Treasury Securities Fund are declared and distributed monthly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Dividends to shareholders from net investment income of the remaining Funds and Index Funds are declared and distributed annually. Distributions to shareholders from any net realized capital gains are generally declared and distributed annually, normally in December.

                               VANTAGEPOINT FUNDS

 Federal Income Taxes

  The Company intends to qualify as a regulated investment company under Subchapter M of the Code for federal tax purposes. Accordingly, each Fund and Index Fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal taxes was required.

 Futures Contracts

  The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2000, the following Funds had open futures contracts:

 Growth

                                                                     Net
Number of                            Expiration      Notional     Unrealized
Contracts           Type                Date      Contract Value Appreciation
---------           ----           -------------- -------------- ------------
Open Purchase Contracts:
 1,750     S&P 500 Index           September 2000  $ 2,569,175    $   55,105
                                                                  ----------
                        Total Unrealized Appreciation on Futures  $   55,105
                                                                  ==========

 Asset Allocation

                                                                     Net
Number of                            Expiration      Notional     Unrealized
Contracts           Type                Date      Contract Value Appreciation
---------           ----           -------------- -------------- ------------
Open Purchase Contracts:
 507,000   CBT U.S. Treasury Bonds September 2000  $49,353,281    $  836,688
Open Sale Contracts:
 66,750    S&P 500 Index           September 2000  $97,995,675    $1,722,603
                                                                  ----------
                        Total Unrealized Appreciation on Futures  $2,559,291
                                                                  ==========

                               VANTAGEPOINT FUNDS

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2000 are collateralized by U.S. Government Securities. If the custodian or counterparty becomes bankrupt the Funds might be delayed, or may incur a cost or possible losses of principal and income in selling the collateral.

 Forward Foreign Currency Exchange Contracts

  A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2000, the funds had the following open forward foreign currency exchange contracts outstanding:

                               VANTAGEPOINT FUNDS

 International Fund

                    Exchange  Foreign Currency U.S. Dollar Value Net Unrealized
Currency              Date     Cost/Proceeds   at June 30, 2000   Gain/(Loss)
--------           ---------- ---------------- ----------------- --------------
Purchase
 Contracts
Euro               07/03/2000    $ 144,713         $ 145,321       $      608
                   07/19/2000      489,451           456,613          (32,838)
                   07/19/2000      624,279           629,533            5,254
                   07/19/2000      965,513           973,638            8,125
                   07/31/2000      228,499           234,829            6,330
                   08/04/2000       47,963            51,169            3,206
                   08/10/2000      339,276           360,607           21,331
                   08/10/2000      109,828           116,752            6,924
                   08/10/2000      513,840           540,584           26,744
                   08/28/2000    1,086,437         1,065,316          (21,121)
                   09/01/2000      583,991           599,069           15,078
                   09/05/2000      113,029           110,132           (2,897)
                   09/07/2000      189,496           191,289            1,793
                   11/27/2000      397,155           429,612           32,457
                   02/20/2001    1,058,624         1,078,743           20,119
Great Britain
 Pound             07/05/2000       80,081            79,794       $     (287)
                                                                   ----------
                              Net Gain on Purchase Contracts       $   90,826

Sale Contracts
Australian Dollar  07/19/2000    $ 489,452         $ 440,452       $   49,000
                   08/10/2000      513,839           522,677           (8,838)
Canadian Dollar    07/05/2000       32,595            32,599       $       (4)
                   08/10/2000      339,275           342,473           (3,198)
                   09/07/2000      189,496           189,510              (14)
Euro               07/03/2000       15,441            15,506              (65)
Great Britain
 Pound             07/31/2000      228,499           219,004       $    9,495
                   08/04/2000       47,963            46,515            1,448
                   08/10/2000      109,828           108,656            1,172
                   09/01/2000      583,991           595,150          (11,159)
                   09/05/2000      113,028           108,024            5,004
Japanese Yen       07/19/2000      624,280           615,159            9,121
                   07/19/2000      965,513           951,406           14,107
                   08/28/2000    1,086,437         1,148,555          (62,118)
                   08/28/2000      457,000           468,651          (11,651)
                   11/27/2000      397,156           414,154          (16,998)
                   02/20/2001    1,058,624         1,139,608          (80,984)
                                                                   ----------
                              Net Loss on Sale Contracts           $ (105,682)
                              Net Unrealized Loss on Forward
                              Foreign Currency Contracts           $  (14,856)
                                                                   ==========

  Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements.

                               VANTAGEPOINT FUNDS

2. Agreements and Other Transactions with Affiliates

  Vantagepoint Investment Advisors LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Funds and Index Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and 0.05% of the average daily net assets of Class I Shares and Class II for the Index Funds. VIA contracts with one or more subadvisers ("Subadvisors") for the day to day management of each of the Funds and Index Funds. Fees paid to each Subadviser by the Funds during the year are based on average net assets under management at contractual rates as follows:

                                                                          Annual
Fund                          Subadviser                 Assets Managed    Fee
----                          ----------               ------------------ ------
Aggressive      First Pacific Advisors, Inc.           First $100 million
 Opportunities                                                            0.80%
                                                       Over $100 million  0.75%
                MFS Institutional Advisors, Inc.       Flat Fee           0.75%
                TCW Investment Management Company      First $100 million 0.73%
                                                       Next $100 million  0.69%
                                                       Over $200 million  0.67%

International   Capital Guardian Trust Company         First $25 million* 0.75%
                                                       Next $25 million   0.60%
                                                       Next $200 million  0.43%
                                                       Over $250 million  0.38%
                Lazard Asset Management                First $100 million 0.50%
                                                       Over $100 million  0.40%
                Rowe Price-Fleming International, Inc. First $20 million  0.75%
                                                       Next $30 million   0.60%
                                                       Over $50 million   0.50%

Growth          Atlanta Capital Management Co., LLC    First $100 million 0.45%
                                                       Next $200 million  0.35%
                                                       Next $200 million  0.30%
                                                       Over $500 million  0.25%
                Barclays Global Fund Advisors          First $500 million 0.04%
                                                       Next $500 million  0.02%
                                                       Over $1 billion    0.01%
                Brown Capital Management, Inc.         First $50 million  0.50%
                                                       Next $50 million   0.40%
                                                       Next $100 million  0.30%
                                                       Next $300 million  0.25%
                                                       Over $500 million  0.20%
                Fidelity Management Trust Company      First $25 million  0.80%
                                                       Over $25 million   0.60%
                TCW Investment Management Company      First $25 million  0.70%
                                                       Next $25 million   0.50%
                                                       Next $50 million   0.45%
                                                       Next $400 million  0.40%
                                                       Over $500 million  0.35%
                Tukman Capital Management Inc.         Flat Fee           0.50%

                               VANTAGEPOINT FUNDS

                                                                           Annual
Fund                        Subadviser                   Assets Managed     Fee
----                        ----------                 ------------------- ------
Growth &     Capital Guardian Trust Company            First $25 million**
 Income                                                                    0.55%
                                                       Next $25 million    0.40%
                                                       Over $50 million    0.23%
             Putnam Investment Management, Inc.        First $15 million   0.55%
                                                       Next $35 million    0.40%
                                                       Next $50 million    0.30%
                                                       Over $100 million   0.25%
             Wellington Management Company, LLP        First $50 million   0.40%
                                                       Next $50 million    0.30%
                                                       Over $100 million   0.25%

Equity       Barrow, Hanley, Mewhinney & Strauss, Inc. First $10 million
 Income                                                                    0.75%
                                                       Next $15 million    0.50%
                                                       Next $175 million   0.25%
                                                       Next $600 million   0.20%
                                                       Next $200 million   0.15%
                                                       Over $1 billion     0.13%
             T. Rowe Price Associates, Inc.            First $500 million  0.40%
                                                       Over $500 million   0.35%
             Wellington Management Company, LLP        First $50 million   0.40%
                                                       Next $50 million    0.30%
                                                       Over $100 million   0.25%

Asset        Avator Investors Associates Corp.         First $250 million
 Allocation                                                                0.25%
                                                       Next $250 million   0.20%
                                                       Over $500 million   0.18%
             Mellon Capital Management Corp.           First $200 million  0.38%
                                                       Over $200 million   0.20%
             Payden & Rygel Investment Counsel         First $200 million  0.10%
                                                       Next $100 million   0.09%
                                                       Over $300 million   0.08%
             Wilshire Asset Management                 First $100 million  0.04%
                                                       Next $400 million   0.02%
                                                       Over $500 million   0.01%

U.S.         Seix Investment Advisors, Inc.            First $25 million
 Treasury
 Securities                                                                0.17%
                                                       Next $50 million    0.12%
                                                       Next $25 million    0.07%

Money        A I M Advisors, Inc.                      Flat Fee
 Market                                                                    0.09%

Overseas     Barclays Global Fund Advisors             First $1 billion
 Equity
 Index                                                                     0.25%***
                                                       Over $1 billion     0.17%

Mid/Small    Barclays Global Fund Advisors             Flat Fee
 Company
 Index                                                                     0.10%***

Broad        Barclays Global Fund Advisors             Flat Fee
 Market
 Index                                                                     0.08%***

500 Stock    Barclays Global Fund Advisors             Flat Fee
 Index                                                                     0.05%***

Core Bond    Barclays Global Fund Advisors             Flat Fee
 Index                                                                     0.08%***

------
*  Minimum fee of $337,000 per year.
**  Minimum fee of $167,500 per year.
***  Allocated from Master Investment Portfolio (Note 1).

                               VANTAGEPOINT FUNDS

  Vantagepoint Transfer Agents LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Funds, VTA is entitled to receive a fee at an annual rate of 0.20% and 0.15% of the average daily net assets of each actively managed Fund for investor services and fund services, respectively. VTA receives a fee at the annual rate of 0.15% and 0.15% of the average daily net assets of each Index Fund's Class I Shares and 0.05% and 0.05% of the average daily net assets of each Index Fund's Class II Shares for investor services and fund services, respectively. In addition to transfer agency services, this fee compensates VTA for shareholder services, reporting, communications, and related services.

  Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds and Index Funds.

 Fee Waiver

  For the Money Market Fund, management has agreed, for a period of two years from March 31, 1999, to waive any fees that would result in total Fund expenses in excess of an annual amount of 0.55% of average net assets.

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Fund for the period ended June 30, 2000 is as follows:

Aggregate Purchases and   Aggressive
Sales of:                Opportunities International     Growth     Growth & Income
-----------------------  ------------- ------------- -------------- ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost....... $          0   $         0  $            0  $          0
Sales Proceeds..........            0             0               0             0
OTHER SECURITIES:
Purchases at cost....... $357,292,973   $99,724,797  $1,284,857,372  $195,291,353
Sales proceeds..........  140,607,683    55,568,472   1,231,383,570   149,492,510
Aggregate Purchases and                    Asset     U.S. Treasury
Sales of:                Equity Income  Allocation     Securities
-----------------------  ------------- ------------- --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost....... $          0   $76,147,213  $   39,584,986
Sales Proceeds..........            0     5,347,633      45,790,657
OTHER SECURITIES:
Purchases at cost....... $ 60,229,097   $21,878,323  $            0
Sales proceeds..........   97,287,825    23,687,410               0

                               VANTAGEPOINT FUNDS

4. Portfolio Securities Loaned

  As of June 30, 2000, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or US Government Obligations. Each Funds receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

   Fund                                                Securities   Collateral
   ----                                               ------------ ------------
   Aggressive Opportunities.......................... $123,870,922 $127,618,013
   International..................................... $ 34,139,240 $ 35,659,358
   Growth............................................ $213,243,149 $219,820,600
   Growth & Income................................... $ 15,858,156 $ 16,404,814
   Equity Income..................................... $ 16,811,499 $ 17,382,499
   Asset Allocation.................................. $ 80,350,546 $ 82,022,779
   U.S. Treasury Securities.......................... $ 18,913,613 $ 19,267,500

5. Transactions with Affiliated Funds

  For investment purposes only (not for control) the Trust owns the following percentages of the Funds and Index Funds at June 30, 2000:

                                           % Owned
                                           By the
           Fund                             Trust
           ----                            -------
           Aggressive Opportunities         79.31%
           International Fund               81.18%
           Growth Fund                      80.40%
           Growth & Income                  83.84%
           Equity Income                    77.57%
           Asset Allocation                 80.63%
           US Treasury Securities           78.68%
           Money Market Fund                69.43%
           Overseas Equity Index Class I    99.02%
           Overseas Equity Index Class II   51.04%
           Mid/Small Company Class I        96.85%
           Mid/Small Company Class II       47.80%
           Broad Market Class I             97.68%
           Broad Market Class II            51.25%
           500 Stock Index Class I          95.49%
           500 Stock Index Class II         34.45%
           Core Bond Index Class I          93.72%
           Core Bond Index Class II         44.34%

6. Reduction of Expenses

  Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statement of Operations.

Schedule of Investments

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund        Shares        Value

---------------------------------------------------------------------
COMMON STOCKS--92.1%
---------------------------------------------------------------------
Advertising--0.4%
 *Catalina Marketing Corporation                   7,660 $    781,320
 *DST Systems, Inc.                               17,430    1,326,859
 *L90, Inc.                                       24,880      261,240
 *Mypoints.com                                    22,900      434,026
 *24/7 Media, Inc.                                18,900      295,313
 *Ventiv Health, Inc.                             23,400      260,325
                                                         ------------
                                                            3,359,083
                                                         ------------
Airlines--0.3%
 *Atlas Air, Inc.                                 42,730    1,532,939
 Skywest, Inc.                                    31,420    1,164,504
                                                         ------------
                                                            2,697,443
                                                         ------------
Automotive--0.6%
 Coachmen Industries, Inc.                       201,500    2,317,250
 Thor Industries, Inc.                           140,500    2,950,500
                                                         ------------
                                                            5,267,750
                                                         ------------
Banking--0.1%
 Westcorp                                         56,280      671,843
                                                         ------------
Beverages, Food & Tobacco--0.2%
 *Del Monte Foods Company                        122,500      834,531
 Tootsie Roll Industries, Inc.                    25,079      877,765
                                                         ------------
                                                            1,712,296
                                                         ------------
Bio-Technology--0.7%
 *Affymetrix, Inc.                                 5,000      825,625
 *Aurora Biosciences Corporation                  12,100      825,069
 *Emisphere Technologies, Inc.                    13,300      566,705
 *Lexicon Genetics, Inc.                          17,200      591,250
 *MiniMed, Inc.                                   14,800    1,746,400
 *Protein Design Labs, Inc.                        6,500    1,072,195
 *VISX, Inc.                                      22,800      639,825
                                                         ------------
                                                            6,267,069
                                                         ------------
Building Materials--0.5%
 Florida Rock Industries                         102,500    3,651,563
 *PSS World Medical, Inc.                         61,000      409,847
                                                         ------------
                                                            4,061,410
                                                         ------------
Chemicals--0.9%
 Celanese AG                                     416,700    8,125,650
                                                         ------------
Commercial Services--6.8%
 *Affiliated Computer Services, Inc. Class A      81,860    2,706,468
 *Alternative Resources Corporation                8,400       15,750
 Angelica Corporation                             95,700      765,600
 *BISYS Group, Inc.                               45,370    2,790,255
 *Boron, LePore & Associates, Inc.                52,100      481,925
 *Bright Horizons, Inc.                           25,080      536,085
 *Ceridian Corporation                            59,550    1,432,922
 *Checkfree Holdings Corporation                  87,900    4,532,344
 *Complete Business Solutions, Inc.              105,330    1,849,858
 *Concord EFS, Inc.                              176,100    4,578,600
 *Corporate Executive Board Company               27,600    1,652,550

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
 *Cytyc Corporation                             99,900 $  5,332,163
 *Diamond Technology Partners, Inc.             28,660    2,522,080
 *eLoyalty Corporation                         265,980    3,391,245
 *Exult, Inc.                                    1,800       18,000
 *Gartner Group, Inc. Class A                   51,720      620,640
 *Gartner Group, Inc.                            1,322       13,053
 *Hotjobs.com Ltd.                              65,000      897,813
 *Interim Services, Inc.                        70,690    1,254,748
 *iPrint.com, Inc.                              31,600      155,039
 *Jupiter Communications, Inc.                   4,250       97,750
 *Learning Tree International, Inc.             12,500      765,625
 Manpower, Inc.                                120,000    3,840,000
 *MedQuist, Inc.                                13,322      452,962
 *Modis Professional Services, Inc.            171,600    1,522,950
 *National Processing, Inc.                     60,660      758,250
 *Nova Corporation                             181,600    5,073,450
 Paychex, Inc.                                  46,275    1,943,550
 *Predictive Systems, Inc.                      31,500    1,132,031
 *ProBusiness Services, Inc.                    56,270    1,494,672
 Regis Corporation                              59,700      746,250
 Sodexho Marriott Services, Inc.                53,860      935,818
 *Spectrasite Holdings, Inc.                   133,200    3,779,550
 *Superior Consultant Holdings Corporation      48,530      230,518
 *Wind River Systems, Inc.                      34,510    1,307,066
                                                       ------------
                                                         59,627,580
                                                       ------------
Communications--2.7%
 *Advanced Fiber Communications, Inc.           36,530    1,655,266
 *Antec Corporation                             46,500    1,932,656
 *Ariba, Inc.                                   56,400    5,529,845
 *Cable Design Technologies Corporation         46,300    1,551,050
 *Carrier Access Corporation                    18,400      972,900
 *Concord Communications, Inc.                  20,060      799,893
 *i3 Mobile, Inc.                                  800       14,700
 *Kana Communications, Inc.                     15,400      952,875
 *Metromedia Fiber Network, Inc. Class A        67,000    2,659,063
 *Netro Corporation                             34,800    1,996,650
 *Paradyne Networks, Inc.                       26,650      867,791
 *Pinnacle Holdings, Inc.                       55,300    2,986,200
 *Powerwave Technologies, Inc.                   6,500      286,000
 *Razorfish, Inc.                               63,350    1,017,559
 *VDI Media                                     13,100       91,700
 *Marvell Technology Group Ltd.                  3,300      188,100
                                                       ------------
                                                         23,502,248
                                                       ------------
Computer Software & Processing--17.3%
 *About.com, Inc.                               28,200      888,300
 *Active Software, Inc.                         27,800    2,159,713
 *Agile Software Corporation                    20,600    1,456,163
 *Akamai Technologies, Inc.                      7,500      890,508
 *Alteon Websystems, Inc.                       18,100    1,811,131
 *Aspen Technologies, Inc.                     128,010    4,928,385
 *Aware, Inc.                                   33,200    1,697,350
 *CSG Systems International, Inc.               92,760    5,200,358

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund          Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 *Cadence Design Systems, Inc.                      65,310 $  1,330,691
 *Cambridge Technology Partners, Inc.              108,640      947,210
 *Click Commerce, Inc.                               3,800       85,975
 *Commerce One, Inc.                                21,400      971,359
 *Computer Horizons Corporation                     47,840      642,850
 *Cysive, Inc.                                      26,200      625,525
 *Dendrite International, Inc.                     139,370    4,642,763
 *Digex, Inc.                                       19,300    1,311,194
 *E. Piphany, Inc.                                   7,100      761,031
 *ePresence, Inc.                                   99,600      722,100
 *Exchange Applications, Inc.                       19,520      519,720
 *Extensity, Inc.                                   30,700    1,051,475
 *Fiserv, Inc.                                      14,980      647,885
 *HNC Software, Inc.                                93,270    5,759,423
 *Hyperion Solutions Corporation                    82,000    2,659,875
 *IDX Systems Corporation                           59,600      841,850
 *IMR Global Corporation                           192,100    2,509,306
 *Informatica Corporation                           20,600    1,687,913
 *Inspire Insurance Solutions, Inc.                 80,200      240,600
 *Interwoven, Inc.                                  18,700    2,056,708
 *JDA Software Group, Inc.                          51,300      984,319
 *Keynote Systems, Inc.                              8,300      585,669
 *LifeMinders, Inc.                                 32,600      963,738
 *Macromedia, Inc.                                  19,890    1,923,114
 *Mcafee.com Corporation                            51,600    1,344,825
 *Mercury Interactive Corporation                   22,800    2,205,900
 *Meta Group, Inc.                                  44,200      850,850
 *Micromuse, Inc.                                   25,900    4,286,046
 *NaviSite, Inc.                                    18,200      760,988
 *Netopia, Inc.                                     13,220      532,105
 *NetIQ Corporation                                 12,800      763,200
 *New Era of Networks, Inc.                         33,900    1,440,750
 *Packeteer, Inc.                                   17,800      518,425
 *Peregrine Systems, Inc.                          173,270    6,010,303
 *Portal Software, Inc.                             55,100    3,519,513
 *Proxim, Inc.                                      14,000    1,385,563
 *Quest Software, Inc.                              23,400    1,295,775
 *RSA Security, Inc.                               136,680    9,465,090
 *Renaissance Worldwide, Inc.                       77,890      121,703
 *Retek, Inc.                                       28,100      899,200
 *Scient Corporation                                71,400    3,150,525
 *Selectica, Inc.                                   26,500    1,856,656
 *Siebel Systems, Inc.                             115,100   18,826,044
 *SmartForce Public Ltd. Company ADR (Ireland)     149,070    7,155,360
 *Software.com, Inc.                                10,500    1,363,688
 *Sonus Networks, Inc.                              23,200    3,662,700
 *Sungard Data Systems, Inc.                       102,820    3,187,420
 *Sycamore Networks, Inc.                           25,100    2,770,413
 *Technology Solutions Company                     175,180    1,083,926
 *Tibco Software, Inc.                              40,800    4,375,164
 *Transaction Systems Architects, Inc. Class A     115,680    1,981,020
 *Trizetto Group, Inc.                              16,500      267,094
 *Verio, Inc.                                       15,400      854,460
 *Verity, Inc.                                      52,710    2,002,980
 *Versata, Inc.                                     23,030      928,397

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 *Viant Corporation                            65,000 $  1,925,625
 *Vignette Corporation                        141,400    7,355,006
 Virage, Inc.                                     590       10,657
 *webMethods, Inc.                              2,300      361,531
                                                      ------------
                                                       152,023,103
                                                      ------------
Computers & Information--10.4%
 *AVT Corporation                              93,800      691,775
 *Acxiom Corporation                           50,740    1,382,665
 *Cabletron Systems, Inc.                      88,600    2,237,150
 *Cisco Systems, Inc.                           2,749      174,733
 *Cobalt Networks, Inc.                         9,600      555,600
 *Computer Network Technology Corporation     132,500    2,302,188
 *Critical Path, Inc.                          12,900      752,231
 *Digital Insight Corporation                  18,600      632,400
 *Ebay, Inc.                                   74,800    4,062,575
 *Exabyte Corporation                         306,000    1,377,000
 *Foundry Networks, Inc.                        6,400      707,200
 *Harmonic, Inc.                                9,500      235,125
 *HealthGate Data Corporation                  11,870       19,289
 *Homestore.com, Inc.                          21,900      639,206
 *Hutchinson Technology, Inc.                 330,500    4,709,625
 *iGate Capital Corporation                    58,470      803,963
 *InfoSpace.com, Inc.                          65,500    3,618,875
 *InfoUSA, Inc.                               115,300      749,450
 *Intelligroup, Inc.                           20,230      242,760
 *Juniper Networks, Inc.                       52,000    7,569,250
 *Lante Corporation                            16,320      333,540
 *MMC Networks, Inc.                          150,530    8,043,947
 National Data Corporation                    118,280    2,720,440
 *Natural Microsystems Corporation             26,500    2,979,594
 *Phone.com, Inc.                               8,900      579,613
 *Proxicom, Inc.                               24,200    1,158,575
 *Radiant Systems, Inc.                        27,550      661,200
 *Rational Software Corporation                24,700    2,295,556
 *Register.com, Inc.                            5,600      171,150
 *Saba Software, Inc.                           8,100      170,100
 *SportsLine USA, Inc.                         73,830    1,259,724
 *Starmedia Network, Inc.                      50,200      947,525
 *Storage Technology Corporation              567,300    6,204,844
 *Switchboard, Inc.                               680        6,800
 *Verisign, Inc.                              121,083   21,371,150
 *Yahoo!, Inc.                                 72,176    8,940,802
                                                      ------------
                                                        91,307,620
                                                      ------------
Construction--1.3%
 Centex Corporation                           290,000    6,815,000
 Clayton Homes, Inc.                          427,900    3,423,200
 *Dycom Industries, Inc.                       33,790    1,554,340
                                                      ------------
                                                        11,792,540
                                                      ------------
Containers & Packaging--0.1%
 *Ivex Packaging Corporation                   85,100      946,738
                                                      ------------
Diversified--0.1%
 *Blyth Industries, Inc.                       21,800      643,100
                                                      ------------
Electronics--9.9%
 *Altera Corporation                           40,200    4,097,888
 *Arrow Electronics, Inc.                     441,000   13,671,000
 Avnet, Inc.                                  200,000   11,850,000
 *Black Box Corporation                        16,290    1,289,710
 *Cymer, Inc.                                  11,000      525,250

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund             Shares        Value

--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
 *DRS Technologies, Inc.                              314,200 $  3,652,575
 *Exar Corporation                                      9,900      863,156
 *Integrated Device Technology, Inc.                   40,200    2,406,975
 *Kemet Corporation                                   128,000    3,208,000
 *Lattice Semiconductor Corporation                    30,600    2,115,225
 *MKS Instruments, Inc.                                22,800      892,050
 *Maxim Integrated Products, Inc.                     126,500    8,594,094
 *Mettler-Toledo International, Inc.                   28,800    1,152,000
 *Micrel, Inc.                                         38,000    1,650,625
 *Microchip Technology, Inc.                           16,680      971,870
 *Photronics, Inc.                                     83,870    2,379,811
 *Polycom, Inc.                                        18,600    1,750,145
 *Sawtek, Inc.                                          9,800      564,113
 *Semtech Corporation                                  31,800    2,432,204
 *Silicon Image, Inc.                                  19,400      967,575
 *Sipex Corporation                                    70,860    1,961,936
 *TranSwitch Corporation                                9,000      694,688
 *Triquint Semiconductor, Inc.                         15,140    1,448,709
 *Varian, Inc.                                         45,430    2,095,459
 *Varian Semiconductor Equipment Associates, Inc.      52,930    3,324,666
 *Veeco Intruments, Inc.                               21,600    1,582,200
 *Viasystems Group, Inc.                               11,050      178,872
 *Xilinx, Inc.                                        118,000    9,742,375
 *Galileo Technology Ltd.                              58,600    1,259,900
                                                              ------------
                                                                87,323,071
                                                              ------------
Entertainment & Leisure--1.5%
 CPI Corporation                                      306,900    6,483,263
 *Macrovision Corporation                              40,200    2,569,660
 *Ticketmaster Online-CitySearch, Inc.                 26,430      421,228
 *Westwood One, Inc.                                  100,300    3,422,738
                                                              ------------
                                                                12,896,889
                                                              ------------
Financial Services--3.5%
 *Champion Enterprises, Inc.                        1,057,500    5,155,313
 Countrywide Credit Industries, Inc.                  324,000    9,821,250
 *E*TRADE Group, Inc.                                 204,730    3,378,045
 Federated Investors, Inc. Class B                     50,670    1,776,617
 *NCO Group, Inc.                                      60,500    1,399,063
 *NextCard, Inc.                                       28,500      242,250
 T. Rowe Price Associates, Inc.                        63,800    2,711,500
 *S1 Corporation                                       46,861    1,092,447
 Student Loan Corporation                              22,750      955,500
 *WFS Financial, Inc.                                 127,800    2,204,550
 Waddell & Reed Financial, Inc. Class A                66,350    2,177,109
                                                              ------------
                                                                30,913,644
                                                              ------------
Health Care Providers--2.6%
 *Caremax Rx, Inc.                                  1,280,600    8,724,088
 *Diametrics Medical, Inc.                              9,600       54,300
 *Express Scripts, Inc. Class A                         8,800      546,700
 *Healtheon/WebMD Corporation                          39,200      580,650
 *IDEXX Laboratories, Inc.                            134,700    3,081,263

-------------------------------------------------------------------------------

                                            Shares        Value

-------------------------------------------------------------------------------
 *Impath, Inc.                              40,630 $  2,204,178
 *Lifepoint Hospital, Inc.                  68,460    1,523,235
 *Lincare Holdings Inc.                     55,900    1,376,538
 *Mid Atlantic Medical Services, Inc.       88,970    1,201,095
 *Orthodontic Centers of America, Inc.      56,360    1,275,145
 *Quorum Health Group, Inc.                 68,580      707,231
 *Total Renal Care Holdings, Inc.          258,200    1,549,200
 *VI Technologies, Inc.                     54,040      378,280
                                                   ------------
                                                     23,201,903
                                                   ------------
Heavy Machinery--0.7%
 *Applied Materials, Inc.                        1           91
 Capstone Turbine Corporation               12,340      556,071
 *Cooper Cameron Corporation                24,740    1,632,840
 *GaSonics International, Corporation        4,800      189,300
 *Kulicke & Soffa Industries, Inc.          17,800    1,056,875
 Lincoln Electric Holdings, Inc.            76,000    1,083,000
 *Weatherford International, Inc.           34,670    1,380,299
                                                   ------------
                                                      5,898,476
                                                   ------------
Home Furnishings & Appliances--1.1%
 Flexsteel Industries, Inc.                175,500    2,149,875
 *Recoton Corporation                      149,600    1,561,450
 *Gemstar International Group Ltd.         102,500    6,298,943
                                                   ------------
                                                     10,010,268
                                                   ------------
Household Products--0.4%
 *DuPont Photomasks, Inc.                   48,000    3,288,000
                                                   ------------
Insurance--2.1%
 Conseco, Inc.                           1,052,700   10,263,825
 Horace Mann Educators Corporation         538,100    8,071,500
                                                   ------------
                                                     18,335,325
                                                   ------------
Lodging--0.1%
 Four Seasons Hotels, Inc.                  16,840    1,047,238
                                                   ------------
Media--Broadcasting & Publishing--3.4%
 *American Tower Corporation                89,700    3,739,369
 *Cablevision Systems Corporation           47,400    3,217,275
 *Citadel Communications Corporation        12,400      433,225
 *Clear Channel Communications              25,800    1,935,000
 *Cox Radio, Inc. Class A                   61,600    1,724,800
 *EchoStar Communications Corporation
 Class A                                    94,200    3,118,905
 *Emmis Communications Corporation
 Class A                                    41,700    1,725,338
 *Entercom Communications Corporation        9,700      472,875
 *Hispanic Broadcasting Corporation         41,400    1,371,375
 *Mediacom Communications Corporation      119,900    1,843,463

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                        Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 *Pegasus Communications Corporation      12,900 $    632,906
 *Radio One, Inc.                         30,300      895,744
 *Radio One, Inc. Class D                 65,540    1,445,976
 *Scholastic Corporation                  53,000    3,239,625
 *Spanish Broadcasting System, Inc.       38,795      797,722
 *Univision Communications, Inc.          34,200    3,539,700
                                                 ------------
                                                   30,133,298
                                                 ------------
Medical Equipment & Supplies--1.7%
 *Burr-Brown Corporation                  57,480    4,982,798
 *Conmed Corporation                      54,000    1,397,250
 *Credence Systems Corporation            23,960    1,322,293
 *Cyberonics, Inc.                        66,590      799,080
 *Haemonetics Corporation                 77,570    1,628,970
 *Input/Output, Inc.                     132,950    1,121,766
 *Osteotech, Inc.                        104,130    1,093,365
 *Steris Corporation                     111,880      992,935
 *Summit Technology, Inc.                 62,840    1,186,105
                                                 ------------
                                                   14,524,562
                                                 ------------
Metals & Mining--0.8%
 Belden, Inc.                            187,370    4,801,356
 International Aluminium Corporation      31,900      550,275
 Oregon Steel Mills, Inc.                229,600      444,850
 Rouge Industries, Inc. Class A          376,600    1,129,800
                                                 ------------
                                                    6,926,281
                                                 ------------
Oil & Gas--3.0%
 *Dril-Quip, Inc.                         19,990      934,533
 Ensco International, Inc.               187,900    6,729,169
 EOG Resources, Inc.                      51,800    1,735,300
 *Global Industries Ltd.                 323,650    6,108,894
 *Grant Prideco, Inc.                     34,670      866,750
 *Marine Drilling Company, Inc.           52,830    1,479,240
 *National-Oilwell, Inc.                  42,980    1,412,968
 *Newfield Exploration Company            59,340    2,321,678
 *Noble Drilling Corporation             110,300    4,542,981
                                                 ------------
                                                   26,131,513
                                                 ------------
Pharmaceuticals--5.2%
 *Abgenix, Inc.                           26,400    3,164,288
 *Alkermes, Inc.                          54,400    2,563,600
 *Allos Therapeutics, Inc.                36,810      358,898
 *Amerisource Health Corporation         580,660   18,000,460
 *Andrx Corporation                       74,200    4,743,005
 *Celgene Corporation                     12,400      730,050
 *Genentech, Inc.                         13,800    2,373,600
 *Gilead Sciences, Inc.                   13,900      988,638
 *Human Genome Sciences, Inc.             19,800    2,640,825
 *ImClone Systems, Inc.                   24,000    1,834,500
 *Medarex, Inc.                           17,500    1,478,750
 *Parexel International Corporation      116,160    1,110,780
 *Professional Detailing, Inc.            15,900      541,594
 *Henry Schein, Inc.                      41,950      723,638

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 *Sepracor, Inc.                             23,300 $  2,810,563
 *Titan Pharmaceuticals, Inc.                19,600      842,800
 *United Therapeutics Corporation             3,700      400,988
                                                    ------------
                                                      45,306,977
                                                    ------------
Real Estate--0.1%
 Kilroy Realty Corporation                   19,100      495,406
 Meristar Hospitality Corporation            34,200      718,200
                                                    ------------
                                                       1,213,606
                                                    ------------
Restaurants--1.0%
 Applebee's International, Inc.              24,900      754,781
 *Buffetts, Inc.                             96,800    1,228,150
 CKE Restaurants, Inc.                    1,214,100    3,642,300
 *Landry's Seafood Restaurants, Inc.         28,900      245,650
 *Papa John's International, Inc.            69,710    1,707,895
 *Sonic Corporation                          45,000    1,321,875
                                                    ------------
                                                       8,900,651
                                                    ------------
Retailers--7.1%
 *Amazon.com, Inc.                           46,300    1,681,269
 *Bed Bath & Beyond, Inc.                    57,500    2,084,375
 *CSK Auto Corporation                       34,620      261,814
 *Charming Shoppes, Inc.                  1,682,300    8,569,300
 *Consolidated Stores Corporation           956,100   11,473,200
 *Cost Plus, Inc.                            23,450      672,722
 *Good Guys, Inc.                            83,700      303,413
 *GoTo.com, Inc.                             35,500      543,594
 *Gymboree Corporation                      669,000    2,007,000
 *Hearst-Argyle Television, Inc.              6,600      128,700
 *Homebase, Inc.                            406,100      634,531
 *Jo-Ann Stores, Inc. Class A               155,000    1,085,000
 *Jo-Ann Stores, Inc. Class B               106,300      810,538
 *Linens 'n Things, Inc.                     18,400      499,100
 *Michaels Stores, Inc.                     360,000   16,492,500
 *Office Depot, Inc.                         67,500      421,875
 *Petco Animal Supplies, Inc.                79,220    1,554,693
 *Rawlings Sporting Goods Company            35,900      233,350
 Ross Stores, Inc.                          728,300   12,426,619
 Talbots, Inc.                               15,700      862,519
                                                    ------------
                                                      62,746,112
                                                    ------------
Telecommunications--3.3%
 *AT&T Canada, Inc.                         115,300    3,826,519
 *Accelerated Networks, Inc.                    700       29,531
 *Adelphia Business Solutions, Inc.          25,420      589,426
 *Exodus Communications, Inc.               250,600   11,543,263
 *Intermedia Communications, Inc.            71,110    2,115,523
 *MGC Communications, Inc.                   29,400    1,762,163
 *McLeodUSA, Inc. Class A                   109,200    2,259,075
 *Network Plus Corporation                   52,100      739,169
 *Nextlink Communications, Inc. Class A      22,780      864,216
 *ONI Systems Corporation                     3,300      386,770
 *Stratos Lightwave, Inc.                     2,250       62,719
 *Tekelec                                    36,970    1,781,492
 *Amdocs Ltd.                                23,517    1,804,930
 *Global Crossing Ltd.                       51,587    1,357,383
                                                    ------------
                                                      29,122,179
                                                    ------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------------
 Vantagepoint Aggressive
 Opportunities Fund                                    Shares           Value

-----------------------------------------------------------------------------
 COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
 Textiles, Clothing & Fabrics--0.9%
  *Reebok International Ltd.                           505,000   $  8,048,438
                                                                 ------------
 Transportation--1.3%
  *EGL, Inc.                                            86,900      2,672,175
  Fleetwood Enterprises, Inc.                          588,600      8,387,550
                                                                 ------------
                                                                   11,059,725
                                                                 ------------
 Utilities--0.0%
  *Independent Energy Holdings PLC ADR
  (United Kingdom)                                      36,200        300,913
                                                                 ------------
 TOTAL COMMON STOCKS
 (Cost $655,345,713)                                              809,334,542
                                                                 ------------
-----------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------
 Entertainment & Leisure--0.0%
  *Craig Corporation (Cost $357,000)                    51,000        194,438

-----------------------------------------------------------------------------
       Coupon
        Rate              Maturity Date            Face

-----------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--0.5%
-----------------------------------------------------------------------------
 Commercial Services--0.1%
 Personnel Group of America
               5.75%               07/01/04   $      2,800,000      1,183,000
                                                                 ------------
 Real Estate--0.1%
 Trump Atlantic City Associates
              11.25%               05/01/06          1,595,000      1,132,450
                                                                 ------------
 Restaurants--0.1%
 CKE Restaurants, Inc.
               4.25%               03/15/04          1,500,000        699,375
                                                                 ------------
 Retailers--0.2%
 Charming Shoppes, Inc.
               7.50%               07/15/06          2,000,000      1,755,000
 Michaels Stores, Inc.
              10.88%               06/15/06            319,000        331,760
                                                                 ------------
                                                                    2,086,760
                                                                 ------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $6,251,092)                                                 5,101,585
                                                                 ------------
-----------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--1.5%
-----------------------------------------------------------------------------
 U.S. Government Agencies--Mortgage Backed--1.5%
 Federal Home Loan Mortgage Corporation
               6.57%               07/03/00         12,800,000     12,792,992
 Federal Home Loan Mortgage Corporation
               7.00%               02/15/20            599,000         50,852
                                                                 ------------
                                                                   12,843,844
                                                                 ------------
 Total U.S. Government Agency Obligations
  (Cost $12,874,231)                                               12,843,844
                                                                 ------------
-----------------------------------------------------------------------------
 U.S. Treasury Obligations--0.8%
-----------------------------------------------------------------------------
 U.S. Treasury Notes--0.8%
 U.S. Treasury Inflation Index Note (Cost $7,069,114)
               3.58%               01/15/07          7,487,253      7,187,763
                                                                 ------------

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
Cash Equivalents--14.5%
--------------------------------------------------------------
Institutional Money Market Funds--1.7%
 ++ Janus Money Market Fund            12,282,942 $ 12,282,942
 ++ Merrimac Cash Fund--Premium Class   2,918,234    2,918,234
                                                  ------------
                                                    15,201,176
                                                  ------------
Bank & Certificate Deposits/
Offshore Time Deposits--8.0%
 ++ American Express Centurion Bank    26,682,114   26,682,114
 ++ Bank of Montreal                    9,467,761    9,467,761
 ++ Credit Agricole Indosuez           11,561,778   11,561,778
 ++ Fleet National Bank                 5,078,538    5,078,538
 ++ Royal Bank of Scotland PLC         17,113,127   17,113,127
                                                  ------------
                                                    69,903,318
                                                  ------------
Floating Rate Instruments/
Master Notes--4.8%
 ++ Bank of America                     7,645,757    7,645,757
 ++ Bank of Montreal                    8,000,000    8,000,000
 ++ First Union National Bank           2,366,941    2,366,941
 ++ Goldman Sachs & Co                  4,033,880    4,033,880
 ++ Morgan Stanley Dean Witter & Co    20,466,941   20,466,941
                                                  ------------
                                                    42,513,519
                                                  ------------
TOTAL CASH EQUIVALENTS
 (Cost $127,618,013)                               127,618,013
                                                  ------------

June 30, 2000 (Unaudited)

----------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund            Shares          Value

----------------------------------------------------
REPURCHASE AGREEMENTS--6.0%
----------------------------------------------------
IBT Repurchase Agreement dated
 06/30/2000 due 07/03/2000, with a
 maturity value of $52,926,626, and
 an effective yield of 6.03%
 collateralized by Federal Home
 Loan Mortgage Corporation ARM with
 a rate of 7.30%, a maturity date
 of 03/01/2024 and a market value
 of $6,260,538, Federal National
 Mortgage Association LIBOR Floater
 with a rate of 6.74%, a maturity
 date of 11/16/2009 and a market
 value of $19,989,756, Federal
 National Mortgage Association CMO
 Floater with a rate of 6.29%, a
 maturity date of 12/25/2021 and a
 market value of $5,068,356,
 Government National Mortgage
 Association ARM with a rate of
 6.75%, a maturity date of
 08/20/2024 and a market value
 $11,465,651, Government National
 Mortgage Association ARM with a
 rate of 6.38%, a maturity date of
 04/20/2022 and a market
  value of $12,761,074   $52,900,047 $   52,900,047
                                     --------------
TOTAL INVESTMENTS--115.4%
**(Cost $862,415,210)                 1,015,180,232
Other assets less liabilities--
 (15.4%)                               (135,524,959)
                                     --------------
NET ASSETS 100.0%                    $  879,655,273
                                     ==============

--------------------



--------------------

Notes to the Schedule of Investments:

ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
CMO Collateralized Mortgage Obiligation
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $862,415,210. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

    Unrealized appreciation      $246,460,226
    Unrealized depreciation       (93,695,204)
                                 ------------
    Net unrealized appreciation  $152,765,022
                                 ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

June 30, 2000 (Unaudited)

--------------------------------------------------------------------
Vantagepoint International Fund                  Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--93.4%
--------------------------------------------------------------------
Argentina--0.0%
 Telefonica de Argentina
 SA ADR                                           3,010 $     95,568
                                                        ------------
Australia--2.4%
 Australia & New Zealand Banking Group Ltd.      97,256      745,078
 Brambles Industries Ltd.                         9,900      303,945
 Broken Hill Proprietary Company Ltd.           261,512    3,088,849
 Coca Cola Amatil Ltd.                           63,728      123,868
 Commonwealth Bank of Australia                  17,590      291,290
 Lend Lease Corporation Ltd.                     10,850      138,265
 News Corporation Ltd. ADR                       22,000    1,199,000
 News Corporation Ltd.                           43,004      591,529
 Publishing &
 Broadcasting Ltd.                               36,220      278,347
 QBE Insurance Group Ltd.                       104,802      512,199
 Tabcorp Holdings Ltd.                           19,870      114,080
 Telstra Corporation Ltd. INS                    63,360      256,912
 Telstra Corporation Ltd.                        13,000       29,544
 Westpac Banking Corporation Ltd.                77,711      560,024
                                                        ------------
                                                           8,232,930
                                                        ------------
Belgium--0.2%
 Dexia Belgium                                    1,700      250,752
 Fortis Class B                                  12,480      363,158
 UCB SA                                           1,202       44,158
                                                        ------------
                                                             658,068
                                                        ------------
Brazil--0.6%
 Cia Cervejaria Brahma ADR                       14,000      238,000
 Embratel Partipacoes SA ADR                      4,000       94,500
 Telecomunicacoes
 Brasileiras SA ADR                              12,789    1,242,132
 Telecomunicacoes de Sao SA                      16,689      308,747
 Tele Sudeste Celular Participacoes SA ADR        2,358       71,913
 Uniao de Bancos
 Brasileiros SA                                   3,300       94,875
                                                        ------------
                                                           2,050,167
                                                        ------------
Canada--1.8%
 Alcan Aluminum Ltd.                              5,460      170,441
 Bank of Nova Scotia                             19,000      466,013
 Celestica, Inc.                                 13,183      654,206
 Clarica Life Insurance Co.                       8,600      176,939
 *Fairfax Financial Holdings Ltd.                 1,200      131,351
 Manulife Financial Corporation                   7,000      124,155
 Nortel Networks Corporation                     24,538    1,674,743
 Royal Bank of Canada                             1,820       93,152
 *Talisman Energy, Inc.                          41,300    1,368,063
 Thomson Corporation                             38,800    1,382,903
 Toronto-Dominion Bank                            9,500      230,969
                                                        ------------
                                                           6,472,935
                                                        ------------
Denmark--0.5%
 *Nordic Baltic Holding AB                       11,052       80,610
 Tele Danmark A/S                                23,780    1,600,549
                                                        ------------
                                                           1,681,159
                                                        ------------

------------------------------------------------------------------------------

                                                           Shares        Value

------------------------------------------------------------------------------
Finland--2.3%
 Nokia OYJ                                                124,650 $  6,360,727
 UPM-Kymmene OYJ                                           69,400    1,722,661
                                                                  ------------
                                                                     8,083,388
                                                                  ------------
France--10.8%
 Alcatel                                                   66,300    4,348,478
 Altran Technologies SA                                       790      154,689
 Axa Company                                               18,351    2,890,749
 Banque National de Paris                                  28,170    2,710,903
 *Bouygues SA                                               1,560    1,042,532
 Canal Plus                                                   560       94,095
 Cap Gemini SA                                              1,860      327,624
 Carrefour Supermarche SA                                   1,560      106,636
 Christian Dior SA                                          1,300      294,763
 Compagnie de Saint Gobain                                 13,460    1,819,597
 Compagnie Generale des Etablissements Michelin Class
 B                                                         12,000      385,050
 Groupe Danone                                              5,180      687,403
 Hermes International                                       1,220      164,810
 Lafarge SA                                                   585       45,462
 Lagardere S.C.A.                                           5,300      404,793
 Legrand SA                                                 2,280      511,528
 L'oreal                                                      135      116,898
 *LVMH                                                      1,639      675,817
 Pechiney SA Class A                                       18,000      750,967
 PSA Peugeot Citroen                                        1,500      301,017
 Rhone-Poulenc SA                                          49,085    3,582,557
 Sanofi-Synthelabo SA                                      33,440    1,593,065
 Schneider SA                                               1,720      119,872
 Societe BIC SA                                            10,000      489,761
 Societe Generale Class A                                   3,120      187,656
 Societe Television Francaise 1                            22,400    1,561,125
 Sodexho Alliance SA                                          764      138,584
 STMicroelectronics NV                                     36,704    2,312,726
 Suez Lyonnaise des Eaux                                    9,110    1,595,957
 Total SA Class B                                          30,544    4,683,137
 Vivendi                                                   42,502    3,751,312
                                                                  ------------
                                                                    37,849,563
                                                                  ------------
Germany--6.5%
 Aixtron AG                                                 3,300      447,057
 Allianz AG                                                 7,656    2,721,207
 Aventis SA                                                 2,375      170,736
 Bayer AG                                                   3,120      119,445
 Bayerische Motoren Werke AG                               18,200      554,279
 DaimlerChrysler AG                                         3,200      166,897
 Deutsche Bank AG                                          11,759      967,708
 Deutsche Lufthansa AG                                     62,500    1,458,900
 Deutsche Telekom AG Regular Shares                        30,578    1,763,247
 *Epcos AG                                                  2,500      246,671
 Gehe AG                                                    4,640      152,828
 HypoVereinsbank                                           47,870    3,130,550
 *Infineon Technologies AG ADR                             12,900    1,022,325
 *Infineon Technologies AG                                 29,070    2,370,115
 *Intershop Communications AG                               1,000      457,301
 Rhoen-Klinikum AG                                          3,060      122,698
 Sap AG                                                     6,060      916,420
 Siemens AG                                                23,830    3,594,577
 Thyssen Krupp AG                                          44,200      703,434

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Vantagepoint International Fund               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 *T-Online International AG                    7,200 $    234,742
 VEBA AG                                      33,470    1,613,666
                                                     ------------
                                                       22,934,803
                                                     ------------
Hong Kong--1.6%
 Cheung Kong (Holdings) Ltd.                  46,330      512,600
 *China Telecom                              114,870    1,013,062
 *China Unicom Ltd.                          156,000      331,188
 Dao Heng Bank Group Ltd                      48,000      212,429
 Henderson Land Development Company Ltd.      44,950      197,780
 Hong Kong Telecommunications Ltd.           273,650      602,030
 Hutchison Whampoa Ltd.                      148,374    1,865,269
 Johnson Electric Holdings                    48,500      458,839
 Li & Fung Ltd.                               10,000       50,029
 *Pacific Century Cyberworks Ltd.            179,000      353,615
 Sun Hung Kai Properties Ltd.                 12,600       90,513
                                                     ------------
                                                        5,687,354
                                                     ------------
India--0.1%
 ICICI Ltd. ADR                               14,765      276,844
                                                     ------------
Ireland--0.3%
 Allied Irish Banks PLC                       27,535      246,579
 CRH PLC                                      20,121      364,021
 *SmartForce Public Ltd. Company ADR           5,979      286,992
                                                     ------------
                                                          897,592
                                                     ------------
Italy--3.7%
 Alleanza Assicurazioni                       82,400    1,097,411
 Assicurazioni Generali                       10,100      346,164
 Banca Intesa SpA                            217,996      976,077
 Bipop-Carire SpA                             54,700      430,308
 ENI SpA                                     468,400    2,705,432
 *Fiat Private Shares                         29,000      472,050
 Istituto Bancario San Paolo di Torino        86,550    1,536,081
 Mediaset SpA                                 10,000      152,752
 Mediolanum SpA                               30,750      500,244
 *Tecnost SpA                                 51,200      193,080
 Telecom Italia Mobile SpA RNC               120,000      603,756
 Telecom Italia Mobile SpA                   137,310    1,402,663
 Telecom Italia SpA RNC                      131,000      869,211
 Telecom Italia SpA                           64,080      880,953
 Unicredito Italiano SpA                     179,710      859,553
                                                     ------------
                                                       13,025,735
                                                     ------------
Japan--22.6%
 Acom Co. Ltd.                                 6,000      504,406
 Advantest Corporation                         6,500    1,448,801
 Aiful Corporation                             3,475      320,300
 Bridgestone Corporation                       6,000      126,950
 Canon, Inc.                                  75,000    3,732,150
 Chugai Pharm Company Ltd.                    16,000      302,342
 DDI Corporation                                  54      519,108
 East Japan Railway Company                       21      121,917
 Fanuc Ltd.                                    4,700      477,951
 Fuji Bank Ltd.                              246,000    1,868,665
 Fuji Soft ABC, Inc.                           3,000      177,843
 Fuji Television Network, Inc.                    41      641,440

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 Fujitsu Ltd.                                     77,000 $  2,663,307
 Fujitsu Support & Service, Inc.                   1,800      178,125
 Hirose Electronics Company Ltd.                   7,700    1,198,125
 Hitachi Ltd.                                     13,000      187,456
 Industrial Bank of Japan Ltd.                   136,000    1,030,526
 Ito-Yokado Company Ltd.                           3,000      180,387
 Jusco Company Ltd.                               18,000      340,983
 Kao Corporation                                  80,000    2,442,864
 Keyence Corporation                               2,240      738,891
 Kokuyo Company Ltd.                               8,000      131,115
 Kyocera Corporation                               8,200    1,390,302
 Makita Corporation                               12,000      114,340
 Marui Company Ltd.                               26,000      497,432
 Matsushita Electric Industrial Company Ltd.      38,000      984,873
 Mitsubishi Heavy Industries Ltd.                100,000      442,960
 *Mitsubishi Motor Corporation                    99,000      422,671
 Mitsui Fudosan Company Ltd.                      66,000      715,328
 Mitsui Marine & Fire Insurance Company Ltd.      97,000      466,240
 Murata Manufacturing Company Ltd.                19,000    2,725,413
 NEC Corporation                                 143,000    4,487,912
 Nichicon Corporation                              3,000       73,512
 Nidec Corporation                                 4,200      364,168
 Nikon Corporation                                50,000    1,851,940
 Nintendo Company Ltd.                             4,500      785,448
 Nippon Paper Industries
 Co. Ltd.                                        104,000      709,634
 Nippon Sheet Glass Company Ltd.                  23,000      319,514
 Nippon Telegraph & Telephone Corporation            317    4,212,525
 *Nissan Motor Company Ltd.                      707,000    4,164,513
 Nomura Securities
 Company Ltd.                                     64,000    1,565,242
 NTT Mobile Communcation Network, Inc.               173    4,679,421
 Orix Corporation                                 12,140    1,790,594
 Rohm Company Ltd.                                 4,000    1,168,654
 Sakura Bank Ltd.                                182,000    1,257,311
 Sankyo Company Ltd.                              70,000    1,580,040
 Seven-Eleven Japan Company Ltd.                   7,000      585,175
 Shin-Etsu Chemical
 Company Ltd.                                     12,000      608,454
 Shionogi & Co, Ltd                               18,000      341,831
 Shiseido Company                                 16,000      247,302
 Shohkoh Fund &
 Company Ltd.                                        710      159,927
 SoftBank Corporation                              1,700      230,715
 Sony Corporation ADR                                400       37,725
 Sony Corporation                                 68,700    6,409,971
 Sumitomo Bank Ltd.                               56,000      686,112
 Sumitomo Corporation                             26,000      292,334
 Sumitomo Electric Industries                     59,000    1,010,906
 Sumitomo Trust & Banking Company Ltd.           234,000    1,665,050
 Taiyo Yuden Co. Ltd.                              8,000      500,636
 Takeda Chemical Industries                        5,000      327,977
 TDK Corporation                                  30,000    4,308,939
 Tokyo Electronics Ltd.                           19,000    2,600,066
 Tokyo Seimitsu Company Ltd.                         400       53,532
 Toray Industries, Inc.                           54,000      218,840

June 30, 2000 (Unaudited)

------------------------------------------------------------------------
Vantagepoint International Fund                      Shares        Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 Toshiba Corporation                                105,000 $  1,184,537
 Uni-Charm Corporation                               10,000      605,061
 Ushio, Inc.                                          5,000      137,600
 Yamanouchi Pharmaceutical Company Ltd.              14,000      763,960
                                                            ------------
                                                              79,080,289
                                                            ------------
Luxembourg--0.0%
 Societe Europeenne des Satellites                      518       85,307
                                                            ------------
Mexico--1.4%
 Cemex SA de CV ADR                                  17,997      420,680
 *Fomento Economico Mexicano SA de CV                78,030      334,835
 *Grupo Iusacell SA de CV ADR                         8,000      125,000
 *Grupo Televisa SA ADR                              15,660    1,079,561
 Telefonos de Mexico SA ADR                          48,560    2,773,990
                                                            ------------
                                                               4,734,066
                                                            ------------
Netherlands--6.3%
 ABN AMRO Holding NV                                 45,720    1,120,030
 Aegon NV                                            37,890    1,348,191
 Akzo Nobel NV                                       35,045    1,488,855
 *ASM Lithography Holdings NV                        61,040    2,623,536
 CSM NV B.R. Certificate                              5,440      106,987
 DSM NV                                              12,623      404,919
 *Equant NV                                           3,276      133,110
 Fortis Amev NV                                      17,330      504,456
 Getronics NV                                        70,500    1,086,997
 Heineken Holding NV Class A                         13,900      541,429
 Heineken NV                                         46,245    2,814,568
 ING Groep NV                                        54,980    3,716,247
 Koninklijke (Royal) Philips Electronic NV           66,876    3,154,019
 KPN NV                                               6,620      296,097
 Royal Dutch Petroleum Company                       10,920      678,688
 STMicroelectronics NV                                2,400      154,050
 TNT Post Group NV                                      985       26,566
 *United Pan-Europe Communications NV                12,452      325,610
 VNU NV                                              21,400    1,105,293
 Wolters Kluwer NV                                   12,464      331,992
                                                            ------------
                                                              21,961,640
                                                            ------------
New Zealand--0.1%
 Telecom Corporation of New Zealand Ltd.             60,880      212,763
                                                            ------------
Norway--0.2%
 Norsk Hydro ASA                                      9,900      415,258
 Orkla ASA Class A                                   11,730      222,775
                                                            ------------
                                                                 638,033
                                                            ------------
Portugal--0.8%
 Jeronimo Martins, SGPS SA                            6,950      114,523
 Portugal Telecom SA                                178,600    2,005,196
 *PT Multimedia Servicos de Telecomunicacoes SA       2,000       99,289
 *PT Multimedia.com                                   2,000       15,332
 *Telecel-Comunicacoes Pessoai SA                    40,000      607,188
                                                            ------------
                                                               2,841,528
                                                            ------------

-------------------------------------------------------------------------------

                                                            Shares        Value

-------------------------------------------------------------------------------
Singapore--1.4%
 *Chartered Semiconductor Manufacturing Ltd.                18,000 $    157,383
 Creative Technology Ltd.                                    7,000      167,667
 Overseas-Chinese Banking Corporation Ltd.                 223,550    1,540,385
 Singapore Press Holdings Ltd.                              42,000      656,628
 United Overseas Bank Ltd.                                 351,912    2,302,595
                                                                   ------------
                                                                      4,824,658
                                                                   ------------
South Korea--1.2%
 Hyundai Motor Company GDR                                  32,000      206,400
 Korea Telecom Corporation ADR                               8,300      401,513
 Pohang Iron & Steel Co. Ltd.                                2,709       65,016
 Samsung Electronics GDR                                    11,750    2,303,000
 Samsung Electronics                                         3,510    1,161,579
 Shinhan Bank GDR                                            9,000      169,509
                                                                   ------------
                                                                      4,307,017
                                                                   ------------
Spain--2.5%
 Banco Bilbao Vizcaya SA                                    79,675    1,190,424
 Banco Santander Central Hispano                            60,007      633,038
 Endesa SA                                                 111,640    2,162,567
 Resol SA                                                   16,829      334,990
 *Telefonica SA ADR                                          1,300       83,281
 *Telefonica SA                                            203,981    4,381,655
                                                                   ------------
                                                                      8,785,955
                                                                   ------------
Sweden--2.6%
 ABB Ltd.                                                    2,118      245,419
 Atlas Copco AB Class B                                      2,630       49,201
 Electrolux AB Class B                                      70,880    1,096,953
 ForeningsSparbanken AB                                     22,500      329,083
 Hennes & Mauritz AB                                        16,730      349,016
 *Investor AB B Shares                                     104,600    1,429,056
 Nordbanken Holding AB                                      71,840      541,652
 Sandvik AB                                                  3,180       66,701
 Securitas AB Class B                                       37,929      804,163
 Svenska Handelsbanken AB Class A                          111,600    1,619,595
 Telefonaktiebolaget LM Ericsson AB Class B                134,910    2,669,140
                                                                   ------------
                                                                      9,199,979
                                                                   ------------
Switzerland--4.2%
 ABB Ltd.                                                   18,823    2,252,933
 Adecco SA                                                   1,981    1,683,115
 Compagnie Financiere Richemont AG                             447    1,204,294
 Credit Suisse Group                                         2,050      407,788
 *Givaudan Regular Shares                                      156       47,480
 Holderbank Financiere Glarus AG Class B                       370      453,626
 Nestle SA                                                     816    1,633,200
 Novartis AG                                                   536      849,031
 PubliGroupe SA                                                420      314,105
 Roche Holding AG                                              208    2,024,790
 Schweizerische Rueckversicherungs-Gesellschaft                170      346,503
 SGS Societe Generale de Surveillance Holding SA Class
 B                                                             130      224,729
 Swisscom AG                                                 2,854      988,481

June 30, 2000 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint International Fund                            Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
 UBS AG                                                     5,030 $    736,940
 Zurich Allied AG                                           3,390    1,674,946
                                                                  ------------
                                                                    14,841,961
                                                                  ------------
Taiwan--1.0%
 *Hon Hai Precision Industries Co.                         51,000      461,448
 *Taiwan Semiconductor Manufacturing Company Ltd. ADR      65,565    2,540,655
 *Taiwan Semiconductor Manufacturing Company Ltd.         121,240      576,108
                                                                  ------------
                                                                     3,578,211
                                                                  ------------
United Kingdom--18.3%
 Abbey National PLC                                        12,710      151,930
 AstraZeneca Group PLC ADR                                  1,400       65,100
 AstraZeneca Group PLC                                     36,684    1,705,267
 *Baltimore Technologies PLC                               33,000      249,665
 BG Group PLC                                              83,777      541,283
 BOC Group PLC                                             13,500      194,057
 BP Amoco PLC                                             283,480    2,719,452
 British Aerospace PLC                                    269,949    1,682,862
 British Airways PLC                                       50,000      287,490
 British Energy PLC                                       101,252      275,001
 British Telecommunications PLC                           113,200    1,462,770
 BTR Siebe PLC                                            625,705    2,347,958
 Cable & Wireless PLC                                     100,525    1,702,059
 Cadbury Schweppes PLC                                    368,575    2,420,395
 *Celltech Group PLC                                       13,000      251,781
 Centrica PLC                                              20,905       69,747
 Compass Group PLC                                         77,820    1,025,014
 David S. Smith Holdings PLC                               18,130       43,274
 Diageo PLC                                               228,890    2,053,761
 Electrocomponents PLC                                     16,360      167,093
 Enterprise Oil PLC                                        38,000      316,814
 GKN PLC                                                  113,160    1,443,412
 Glaxo Wellcome PLC                                        68,945    2,010,278
 Great Universal Stores PLC                               211,350    1,359,128
 Halifax PLC                                              144,700    1,388,122
 Hays PLC                                                   8,400       46,837
 HSBC Holdings PLC                                        155,970    1,782,620
 Imperial Chemical
 Industries PLC                                           205,030    1,627,180
 Kingfisher PLC                                            42,580      387,538
 Ladbroke Group PLC                                        19,910       69,892
 Land Securities PLC                                       19,000      227,118
 Lloyds TSB Group PLC                                     162,807    1,537,191
 Marconi PLC                                               37,600      489,281
 National Grid Group PLC                                  159,600    1,258,175
 New Dixons Group PLC                                      42,952      174,828
 Prudential Corporation PLC                                69,145    1,012,760

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 Reed International PLC                   315,340 $  2,743,584
 Reuters Group PLC                         53,200      907,209
 Rio Tinto PLC                             28,900      472,272
 Royal Bank Of Scotland Group PLC         127,416    2,132,307
 Royal & Sun Alliance Insurance Group      87,333      566,896
 Shell Transport & Trading Company        282,600    2,358,240
 SmithKline Beecham PLC                   245,860    3,217,914
 Standard Chartered PLC                    26,000      323,775
 Tate & Lyle PLC                           39,200      195,737
 Tesco PLC                                620,335    1,928,870
 TI Group PLC                              70,000      381,304
 Tomkins PLC                               94,528      307,159
 Unilever PLC                              82,036      496,515
 United News & Media PLC                   15,300      219,931
 Vodafone Group PLC                     2,183,247    8,820,318
 WPP Group PLC                             71,000    1,036,707
 Zeneca Group PLC                          76,008    3,548,015
                                                  ------------
                                                    64,203,886
                                                  ------------
Total Common Stocks
 (Cost $274,467,862)                               327,241,399
                                                  ------------
--------------------------------------------------------------
PREFERRED STOCKS--0.6%
--------------------------------------------------------------
Australia--0.3%
 News Corporation Ltd.                     83,376    1,005,490
                                                  ------------
Brazil--0.3%
 Banco Itau SA                          1,143,000       99,784
 Petroleo Brasileiro SA                    22,160      669,653
 Telecomunicacoes de Sao Paulo          3,467,072       64,834
 Telesp Celular Participacoes SA        2,942,294       52,961
                                                  ------------
                                                       887,232
                                                  ------------
Germany--0.0%
 SAP AG                                       390       72,903
                                                  ------------
TOTAL PREFERRED STOCKS
 (Cost $1,579,189)                                   1,965,625
                                                  ------------


-------------------------------------------
 Coupon   Maturity
  Rate      Date      Face

-------------------------------------------
 CORPORATE OBLIGATIONS--0.1%
-------------------------------------------
 Bermuda--0.1%
 Sanwa International Finance
 Trust
 (Cost $286,515)
  1.25%   08/01/05 $30,000,000      295,462
                               ------------

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Vantagepoint International Fund           Shares

-------------------------------------------------------------
CASH EQUIVALENTS--10.1%
-------------------------------------------------------------
Institutional Money Market Funds--1.9%
 ++Janus Money Market Fund             2,751,680 $  2,751,680
 ++Merrimac Cash Fund--Premium Class   3,949,746    3,949,746
                                                 ------------
                                                    6,701,426
                                                 ------------
Bank & Certificate Deposits/Offshore Time Deposits--5.3%
 ++American Express Centurion Bank     5,952,390    5,952,390
 ++Bank of Montreal                    2,645,507    2,645,507
 ++Credit Agricole Indosuez            2,984,070    2,984,070
 ++Fleet National Bank                 1,439,447    1,439,447
 ++Royal Bank of Scotland PLC          5,637,571    5,637,571
                                                 ------------
                                                   18,658,985
                                                 ------------
Floating Rate Instruments/Master Notes--2.9%
 ++Bank of America                     1,653,442    1,653,442
 ++First Union National Bank             661,377      661,377
 ++Goldman Sachs & Co                  3,322,751    3,322,751
 ++Morgan Stanley Dean Witter & Co     4,661,377    4,661,377
                                                 ------------
                                                   10,298,947
                                                 ------------
TOTAL CASH EQUIVALENTS
(Cost $35,659,358)                                 35,659,358
                                                 ------------

-----------------------------------------------------------------------------

                                                         Shares        Value

-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.7%
-----------------------------------------------------------------------------
United States--5.7%
 IBT Repurchase Agreement dated 06/30/2000 due
 07/03/2000, with a maturity value of $19,935,937
 and an effective yield of 6.03% collateralized by
 Federal Home Loan Mortgage Corporation ARM with a
 rate of 6.70%, a maturity date of 06/01/2030 and a
 market value of $6,723,180, Federal Home Loan
 Mortgage Corporation ARM with a rate of 7.80%, a
 maturity date of 02/01/23 and a market value of
 $3,332,905, Federal National Mortgage Association
 ARM with a rate of 7.23%, a maturity date of
 06/01/2018 and a market value of $3,149,377,
 Federal National Mortgage Association ARM with a
 rate of 7.52%, a maturity date of 11/01/2025, and
 a market
 value of $7,718,042.                               $19,926,002 $ 19,926,002
                                                                ------------
TOTAL INVESTMENTS--109.9%
**(Cost $331,918,926)                                            385,087,846
Other assets less liabilities--(9.9%)                            (34,821,728)
                                                                ------------
NET ASSETS 100.0%                                               $350,266,118
                                                                ============

Notes to the Schedule of Investments:

ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
GDR Global Depositary Receipt
RNC Non Convertible
INS Installment Receipt
* Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $331,918,926. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

    Unrealized appreciation      $ 68,013,774
    Unrealized depreciation       (14,844,854)
                                 ------------
    Net unrealized appreciation  $ 53,168,920
                                 ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

June 30, 2000 (Unaudited)

-------------------------------------
Vantagepoint International
Fund
-------------------------------------
Percentage of Portfolio by Industry
 (unaudited):
Telecommunications              16.0%
Electronics                     14.9%
Banking                         12.1%
Securities Lending Collateral   10.2%
Pharmaceuticals                  5.9%
IBT Repurchase Agreement         5.7%
Diversified                      4.7%
Oil & Gas                        4.7%
Insurance                        4.1%
Broadcasting & Publishing        4.0%
Beverages, Food & Tobacco        3.9%
Computers & Information          2.6%
Automotive                       2.4%
Financial Services               2.0%
Commercial Services              2.0%
Communications                   1.3%
Metals & Mining                  1.2%
Chemicals                        1.2%
Retailers                        1.1%
Utilities                        1.0%
Forest Products & Paper          0.9%
Building Materials               0.9%

-----------------------------------------
-----------------------------------------
Cosmetics & Personal Care            0.8%
Food Retailers                       0.7%
Computer Software & Processing       0.6%
Photographic Equipment & Supplies    0.5%
Airlines                             0.5%
Real Estate                          0.5%
Aerospace & Defense                  0.5%
Medical Equipment & Supplies         0.4%
Construction                         0.4%
Advertising                          0.4%
Home Furnishings & Appliances        0.4%
Restaurants                          0.4%
Entertainment & Leisure              0.3%
Office Equipment & Supplies          0.3%
Heavy Machinery                      0.2%
Textiles, Clothing & Fabrics         0.1%
Bio-Technology                       0.1%
Transportation                       0.0%
Health Care Providers                0.0%
                                   ------
TOTAL INVESTMENTS                  109.9%
Other assets less liabilities      (9.9)%
                                   ------
TOTAL NET ASSETS                   100.0%
                                   ======

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

--------------------------------------------------------------------
Vantagepoint
Growth Fund                                      Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------
Advertising--0.3%
 Interpublic Group, Inc.                        192,053 $  8,258,279
 Omnicom Group                                    9,454      841,997
 Saatchi & Saatchi PLC ADR (United Kingdom)       9,600      307,200
 *Ventiv Health, Inc.                                 1           11
 Young & Rubicam, Inc.                            3,860      220,744
 PubliGroupe SA                                     849      634,941
                                                        ------------
                                                          10,263,172
                                                        ------------
Aerospace & Defense--0.3%
 Boeing Company                                  48,253    2,017,579
 General Dynamics Corporation                    10,656      556,776
 Honeywell International, Inc.                  183,048    6,166,430
 Lockheed Martin Corporation                     21,282      528,060
 Northrop Grumman Corporation                     3,709      245,721
 Raytheon Company Class B                        18,077      347,982
 TRW, Inc.                                        6,556      284,367
 Textron, Inc.                                    7,678      417,011
                                                        ------------
                                                          10,563,926
                                                        ------------
Airlines--0.8%
 *AMR Corporation                                 7,946      210,072
 Delta Air Lines, Inc.                            6,520      329,668
 *Northwest Airlines Corporation                 17,100      520,481
 Skywest, Inc.                                    8,700      322,444
 Southwest Airlines, Inc.                     1,393,974   26,398,383
 *US Airways Group, Inc.                          3,533      137,787
                                                        ------------
                                                          27,918,835
                                                        ------------
Automotive--0.6%
 Cooper Tire & Rubber Company                     3,928       43,699
 Dana Corporation                                 8,095      171,513
 Delphi Automotive Systems Corporation           29,931      435,870
 Ford Motor Company                              64,095    2,756,085
 General Motors Corporation                      28,447    1,651,704
 Genuine Parts Company                            9,385      187,700
 Goodyear Tire & Rubber Company                   8,321      166,420
 Harley-Davidson, Inc.                          378,920   14,588,420
 ITT Industries, Inc.                             4,699      142,732
 Johnson Controls, Inc.                           4,557      233,831
 *Navistar International Corporation              3,301      102,537
 *Speedway Motorsports, Inc.                     37,700      867,100
 *Visteon Corporation                             8,392      101,755
                                                        ------------
                                                          21,449,366
                                                        ------------
Banking--2.9%
 Amsouth Bancorp                                 20,902      329,207
 Associates First Capital Corporation            38,742      864,431
 BB&T Corporation                                18,528      442,356
 Bank of America Corporation                     88,138    3,789,934
 Bank of New York
 Company, Inc.                                   39,236    1,824,474
 Bank One Corporation                            60,982    1,619,834
 Capital One Financial Corporation               10,390      463,654
 Charter One Financial, Inc.                     11,150      256,450

------------------------------------------------------------

                                         Shares        Value

------------------------------------------------------------
 Chase Manhattan Corporation            194,908 $  8,977,950
 Citigroup, Inc.                        289,658   17,451,895
 Comerica, Inc.                           8,311      372,956
 Fifth Third Bancorp                     16,481    1,042,423
 First Union Corporation                 52,153    1,294,046
 Firstar Corporation                     51,566    1,086,109
 Fleet Boston Financial Corporation      47,944    1,630,096
 Golden West Financial Corporation        8,386      342,254
 Household International, Inc.           25,165    1,045,920
 Huntington Bancshares, Inc.             11,816      186,841
 KeyCorp                                 23,119      407,472
 MBNA Corporation                        42,623    1,156,149
 Mellon Financial Corporation           317,345   11,563,258
 JP Morgan & Company, Inc.                8,651      952,691
 National City Corporation               32,226      549,856
 Northern Trust Corporation              11,830      769,689
 PNC Bank Corporation                    15,464      724,875
 Regions Financial Corporation           11,720      232,935
 SLM Holding Corporation                180,309    6,750,318
 Safeco Corporation                       6,791      134,971
 Southtrust Corporation                   8,923      201,883
 State Street Corporation                 8,561      908,001
 Summit Bancorp                           9,331      229,776
 Suntrust Banks, Inc.                    16,084      734,838
 Synovus Financial Corporation           14,991      264,216
 US Bancorp                              40,003      770,058
 Union Planters Corporation               7,214      201,541
 Wachovia Corporation                    10,770      584,273
 Washington Mutual, Inc.                 29,148      841,649
 Wells Fargo & Company                  901,273   34,924,329
                                                ------------
                                                 105,923,608
                                                ------------
Beverages, Food & Tobacco--2.7%
 Anheuser Busch Companies, Inc.         351,940   26,285,519
 Archer-Daniels-Midland Company          32,037      314,363
 Bestfoods                               14,620    1,012,435
 Brown Forman Corporation                12,756      685,635
 Campbell Soup Company                   22,469      654,410
 Coca Cola Company                      234,914   13,492,873
 Coca Cola Enterprises, Inc.             22,350      364,584
 Conagra, Inc.                           26,181      499,075
 Adolph Coor Company Class B              1,971      119,246
 General Mills, Inc.                     15,484      592,263
 Heinz HJ Company                       323,709   14,162,269
 Hershey Foods Corporation                7,296      355,224
 Kellogg Company                         21,590      642,303
 Nabisco Group Holdings Corporation      17,382      450,846
 Pepsico, Inc.                          581,631   25,846,228
 Philip Morris Companies, Inc.          121,621    3,230,558
 Quaker Oats Company                      6,963      523,095
 Ralston-Ralston Purina Group            16,336      325,699
 Sara Lee Corporation                   329,355    6,360,668
 Supervalu, Inc.                          6,970      132,866
 Sysco Corporation                       17,736      747,129
 Tootsie Roll Industries, Inc.            7,200      252,000
 *The Topps Company, Inc.                 3,400       39,100
 UST, Inc.                                8,615      126,533

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Vantagepoint
Growth Fund                               Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Unilever NV                              30,414 $  1,307,802
 WM Wrigley Jr. Company                    6,048      484,974
                                                 ------------
                                                   99,007,697
                                                 ------------
Bio-Technology--0.2%
 *Affymetrix, Inc.                         6,400    1,056,800
 *Chiron Corporation                       8,600      408,500
 *Invitrogen Corporartion                    900       67,683
 *Celera Genomics                         40,500    3,786,750
 Pharmacia Corporation                    67,522    3,490,043
                                                 ------------
                                                    8,809,776
                                                 ------------
Building Materials--2.2%
 Dimon, Inc.                              15,300       32,513
 Fastenal Company                        104,900    5,310,563
 Florida Rock Industries                 111,500    3,972,188
 Home Depot, Inc.                      1,015,244   50,698,747
 Louisiana Pacific Corporation             5,560       60,465
 Lowe's Companies, Inc.                  161,040    6,612,705
 Owens Corning                             2,965       27,426
 Southdown, Inc.                         213,300   12,318,075
 Vulcan Materials Company                  5,341      227,994
                                                 ------------
                                                   79,260,676
                                                 ------------
Chemicals--0.2%
 Air Products & Chemicals, Inc.           12,189      375,574
 Avery-Dennison Corporation                5,939      398,655
 Clorox Company                           12,503      560,291
 Dow Chemicals Company                    35,960    1,085,543
 Du Pont (E.I.) de Nemours & Company      55,704    2,437,050
 Eastman Chemical Company                  4,085      195,059
 Engelhard Corporation                     6,779      115,667
 BF Goodrich Company                       5,732      195,246
 *W.R. Grace & Company                     3,566       43,238
 Great Lakes Chemical Corporation          2,903       91,445
 Hercules, Inc.                            5,696       80,100
 International Flavors & Fragrances        5,486      165,609
 Occidental Petroleum Corporation         19,623      413,309
 Praxair, Inc.                             8,398      314,400
 Rohm & Haas Company                      11,553      398,579
 Tupperware Corporation                    3,064       67,408
 Union Carbide Corporation                 7,163      354,569
                                                 ------------
                                                    7,291,742
                                                 ------------
Commercial Services--1.8%
 *Allied Waste Industries, Inc.           10,039      100,390
 H&R Block, Inc.                           5,245      169,807
 *Cendant Corporation                     38,350      536,900
 *Ceridian Corporation                     7,695      185,161
 *Checkfree Holdings Corporation          56,200    2,897,813
 *Concord EFS, Inc.                            1           26
 *Convergys Corporation                    8,150      422,781
 Deluxe Corporation                       99,421    2,342,607
 RR Donnelley & Sons Company               6,481      146,228
 Dun & Bradstreet Corporation              8,584      245,717
 Equifax, Inc.                           402,625   10,568,906
 Halliburton Company                      23,593    1,113,295

-----------------------------------------------------------------------------

                                                          Shares        Value

-----------------------------------------------------------------------------
 Paychex, Inc.                                           987,079 $ 41,457,318
 *Quintiles Transnational Corporation                      6,146       86,812
 *Robert Half International, Inc.                        135,800    3,870,300
 Ryder System, Inc.                                        3,223       61,036
 *Startek, Inc.                                           41,600    2,095,600
 Waste Management, Inc.                                   45,845      871,055
                                                                 ------------
                                                                   67,171,752
                                                                 ------------
Communications--5.6%
 *ADC Telecommunications, Inc.                           161,782   13,569,465
 *Ancor Communications, Inc.                             286,500   10,246,844
 *Andrew Corporation                                     734,077   24,637,459
 *Apropos Technology, Inc.                                 9,800      194,775
 *Ariba, Inc.                                             83,300    8,167,307
 Asia Satellite Telecommunications Holdings Ltd. ADR
 (Hong Kong)                                               5,700      195,225
 *Aspect Communications Corporation                       20,000      786,250
 *Brocade Communications Systems, Inc.                    97,400   17,871,381
 *Ditech Communications Corporation                       24,900    2,354,606
 *JDS Uniphase Corporation                               206,526   24,757,304
 *Jazztel PLC ADR (United Kingdom)                        19,700      517,125
 *Kana Communications, Inc.                               14,788      915,008
 Lucent Technologies, Inc.                               653,034   38,692,265
 *MRV Communications, Inc.                                12,600      847,350
 *Metromedia Fiber Network, Inc. Class A                 364,300   14,458,156
 *Network Appliance, Inc.                                 56,498    4,548,089
 *Nextel Communications, Inc. Class A                    155,308    9,502,908
 *Pinnacle Holdings, Inc.                                  7,300      394,200
 *Plantronics, Inc.                                        1,700      196,350
 *Qualcomm, Inc.                                          39,388    2,363,280
 *Qwest Communications International, Inc.                13,700      680,719
 *SBA Communications Corporation                          10,700      555,731
 Scientific Atlanta, Inc.                                185,662   13,831,819
 *Tellabs, Inc.                                          184,364   12,617,411
                                                                 ------------
                                                                  202,901,027
                                                                 ------------
Computer Software &
Processing--11.0%
 Adobe Systems, Inc.                                      79,892   10,385,960
 *Aether Systems, Inc.                                     6,100    1,250,500
 *Agile Software Corporation                               9,900      699,806
 *Akamai Technologies, Inc.                                1,400      166,228
 *Alteon Websystems, Inc.                                  1,400      140,088
 *America Online, Inc.                                   122,200    6,446,050
 *Art Technology Group, Inc.                              45,200    4,562,375
 Autodesk, Inc.                                            3,104      107,670
 Automatic Data Processing, Inc.                          33,354    1,786,524
 *BMC Software, Inc.                                     172,883    6,307,533
 *BEA Systems, Inc.                                      124,800    6,169,800
 *Broadbase Software, Inc.                                 8,500      260,313
 *BroadVision, Inc.                                      142,800    7,256,025
 *CMGI, Inc.                                             263,000   12,048,688

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Vantagepoint
Growth Fund                                     Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 *Cadence Design Systems, Inc.                 307,600 $  6,267,350
 *Caldera Systems, Inc.                         12,500      163,281
 *Citrix Systems, Inc.                          10,754      203,654
 Computer Associates International, Inc.        31,282    1,601,234
 *Compuware Corporation                        193,757    2,010,229
 *Covad Communications, Inc. Class A            36,100      582,113
 Electronic Data Systems Corporation           561,751   23,172,229
 FactSet Research Systems, Inc.                  8,800      248,600
 First Data Corporation                         88,321    4,382,930
 *Fiserv, Inc.                                 178,301    7,711,497
 *Hyperion Solutions Corporation                19,300      626,044
 *Inktomi Corporation                            3,800      449,350
 *Internap Network Services Corporation         39,300    1,631,563
 *i2 Technologies, Inc.                         38,630    4,027,780
 *MapInfo Corporation                           16,100      654,063
 *Mentor Graphics Corporation                   15,600      310,050
 *Mercury Interactive Corporation               86,200    8,339,850
 *Microsoft Corporation                        777,254   62,180,320
 *Micromuse, Inc.                               95,000   15,721,018
 *NCR Corporation                                5,041      196,284
 *National Instruments Corporation               5,800      253,025
 *NaviSite, Inc.                                 8,100      338,681
 *New Era of Networks, Inc.                     29,900    1,270,750
 *Nuance Communications, Inc.                   15,100    1,258,019
 *Novell, Inc.                                  17,411      161,052
 *Nvidia Corporation                            10,400      661,050
 *Open Market, Inc.                             52,000      718,250
 *Oracle Corporation                           360,066   30,268,048
 *Parametric Technology Corporation             14,728      162,008
 *Peoplesoft, Inc.                              14,694      246,125
 *Pixar, Inc.                                  313,500   11,050,875
 *Primus Knowledge Solutions, Inc.               1,600       72,000
 *Puma Technology, Inc.                         57,400    1,539,038
 *Sapient Corporation                            5,700      609,544
 *Siebel Systems, Inc.                         402,900   65,899,331
 *Silverstream Software, Inc.                   22,400    1,293,600
 *Software.com, Inc.                           102,300   13,286,213
 *Sun Microsystems, Inc.                       332,863   30,269,729
 *Tibco Software, Inc.                           9,000      965,110
 *Tumbleweed Communications Corporation         28,600    1,455,025
 *Unisys Corporation                            16,577      241,403
 *Veritas Software Corporation                 273,763   30,939,490
 *Vignette Corporation                         176,100    9,159,947
 *Fantastic Corporation                         23,500      233,329
                                                       ------------
                                                        400,418,641
                                                       ------------
Computers & Information--12.7%
 *Advanced Digital Information Corporation       4,300       68,531
 *Apple Computer, Inc.                          17,284      905,250

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 *Cabletron Systems, Inc.                          9,687 $    244,597
 *Cisco Systems, Inc.                          1,317,541   83,746,196
 Compaq Computer Corporation                     145,296    3,714,129
 *Computer Sciences Corporation                    8,914      665,764
 *Comverse Technology, Inc.                       98,840    9,192,120
 *Dell Computer Corporation                    1,612,557   79,519,217
 Diebold, Inc.                                    35,400      986,775
 *Dot Hill Systems Corporation                    36,200      398,200
 *EMC Corporation                                502,214   38,639,090
 *Emulex Corporation                             336,000   22,071,000
 *Engage Technologies, Inc.                       26,100      337,669
 *Extended Systems, Inc.                           3,100      297,600
 *Extreme Networks, Inc.                           7,700      812,350
 *Foundry Networks, Inc.                           1,700      187,850
 *Futurelink Corporation                          12,900       92,719
 *Gateway, Inc.                                   17,098      970,312
 Hewlett-Packard Company                         138,106   17,245,987
 IMS Health, Inc.                                 15,796      284,328
 *InFocus Corporation                              1,600       51,500
 Intel Corporation                               715,995   95,719,582
 *Interact Commerce Corporation                   15,700      185,456
 International Business Machines Corporation     279,461   30,618,446
 *International Game Technology                   43,900    1,163,350
 *Juniper Networks, Inc.                         125,400   18,253,538
 *Lexmark International Group, Inc.                6,885      463,016
 *Lycos, Inc.                                     95,000    5,130,000
 *MTI Technology Corporation                     302,700    2,421,600
 *Maxtor Corporation                              50,200      530,238
 National Computer Systems, Inc.                  26,300    1,295,275
 *Networks Associates, Inc.                      153,700    3,131,638
 *Phone.com, Inc.                                 74,300    4,838,788
 Pitney Bowes, Inc.                               13,729      549,160
 *Proxicom, Inc.                                  32,100    1,536,788
 *Redback Networks, Inc.                          82,800   14,738,400
 *Sabre Holdings Corporation                       6,878      196,023
 *Seagate Technology, Inc.                        12,067      663,685
 *Silicon Storage Technology, Inc.                10,200      900,788
 *Sybase, Inc.                                    81,600    1,876,800
 Symbol Technologies, Inc.                       188,960   10,203,840
 *3 Com Corporation                               18,632    1,073,669
 *Ventro Corporation                               9,500      179,313
 *WebTrends Corporation                           10,700      413,956
 *Yahoo!, Inc.                                    43,868    5,434,149
                                                         ------------
                                                          461,948,682
                                                         ------------
Construction--0.3%
 Butler Manufacturing Company                     14,700      249,900
 Centex Corporation                                3,168       74,448
 Fluor Corporation                                 4,079      128,998
 Kaufman and Broad Home Corporation                2,584       51,196
 Martin Marietta Materials, Inc.                 255,000   10,311,563
 McDermott International, Inc.                     3,279       28,896
 Pulte Corporation                                 2,210       47,791
                                                         ------------
                                                           10,892,792
                                                         ------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint
Growth Fund                                         Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Containers & Packaging--0.0%
 Ball Corporation                                    1,571 $     50,567
 Bemis Company                                       2,827       95,058
 Crown Cork & Seal Company, Inc.                     6,797      101,955
 *Packaging Corporation of America                  14,100      142,763
 *Pactiv Corporation                                 8,962       70,576
 *Sealed Air Corporation                             4,471      234,169
                                                           ------------
                                                                695,088
                                                           ------------
Cosmetics & Personal Care--1.8%
 Alberto Culver Company Class B                      2,962       90,526
 Avon Products, Inc.                                12,639      562,436
 Colgate-Palmolive Company                         176,353   10,559,136
 Ecolab, Inc.                                      179,910    7,027,734
 Gillette Company                                  615,428   21,501,516
 Procter & Gamble Company                          469,335   26,869,429
                                                           ------------
                                                             66,610,777
                                                           ------------
Diversified--2.4%
 General Electric Company                        1,222,648   64,800,344
 Hillenbrand Industries, Inc.                        2,200       68,888
 Loews Corporation                                   5,251      315,060
 Minnesota Mining & Manufacturing Company (3M)      21,027    1,734,728
 Newell Rubbermaid, Inc.                           235,172    6,055,679
 PerkinElmer, Inc.                                   3,989      263,773
 Seagram Company Ltd.                               23,187    1,344,846
 Temple Inland, Inc.                                 2,768      116,256
 Tyco International Ltd.                           225,077   10,663,023
 SoftBank Corporation                               21,900    2,972,150
                                                           ------------
                                                             88,334,747
                                                           ------------
Education--0.0%
 *DeVry, Inc.                                       21,700      573,694
                                                           ------------
Electronics--8.7%
 AVX Corporation                                    12,700      291,306
 *Adaptec, Inc.                                      5,537      125,967
 *Advanced Micro Devices, Inc.                      34,850    2,692,163
 *Agilent Technologies, Inc.                        56,394    4,159,058
 *Altera Corporation                               113,200   11,539,325
 *American Power Conversion Corporation             96,670    3,945,344
 *Analog Devices, Inc.                              18,830    1,431,080
 *ARM Holdings PLC ADR (United Kingdom)             12,400      407,650
 *Black Box Corporation                              4,200      332,522
 *Broadcom Corporation Class A                      46,600   10,202,488
 *Conexant Systems, Inc.                            75,989    3,694,965
 *Cymer, Inc.                                       17,100      816,525
 Emerson Electric Company                           22,708    1,370,996
 *Fairchild Semiconductor Corporation Class A       10,300      417,150
 *Ibis Technology Corporation                        8,600      519,225
 *LSI Logic Corporation                            132,650    7,179,681
 Linear Technology Corporation                     133,550    8,538,853
 *Littelfuse, Inc.                                   4,900      240,100
 *Maxim Integrated Products, Inc.                  762,750   51,819,328

------------------------------------------------------------------------------

                                                           Shares        Value

------------------------------------------------------------------------------
 Methode Electronics, Inc. Class A                          2,500 $     96,563
 *Micron Technology, Inc.                                 707,320   62,288,368
 Molex, Inc.                                               10,420      501,463
 Motorola, Inc.                                           301,332    8,757,461
 *National Semiconductor Corporation                       11,471      650,979
 National Service Industries, Inc.                          2,172       42,354
 *Novellus System, Inc.                                     6,950      393,109
 *PMC-Sierra, Inc.                                         41,100    7,302,956
 *Photon Dynamics, Inc.                                     3,300      246,469
 *Polycom, Inc.                                            53,200    5,005,790
 *Power-One, Inc.                                           1,400      159,513
 *Qlogic Corporation                                      543,600   35,911,575
 *SDL, Inc.                                                54,600   15,571,238
 *Sanmina Corporation                                       7,900      675,450
 *Semitool, Inc.                                            4,100       70,981
 *Solectron Corporation                                   358,814   15,025,336
 *Taiwan Semiconductor Manufacturing Company Ltd. ADR
 (Taiwan)                                                 120,364    4,664,105
 *Teradyne, Inc.                                           20,315    1,493,153
 Texas Instruments, Inc.                                   87,040    5,978,560
 Thomas & Betts Corporation                                 3,074       58,790
 *Vitesse Semiconductor Corporation                       142,800   10,504,725
 *Xilinx, Inc.                                            174,910   14,441,007
 Kyocera Corporation                                        3,200      542,557
 *Lernout & Hauspie Speech Products NV                     15,500      682,969
 *ASM Lithography Holdings NV                             317,700   14,018,513
 *ASE Test Ltd. GDR (Taiwan)                               61,700    1,816,294
 *Flextronics International Ltd.                            4,300      295,356
                                                                  ------------
                                                                   316,919,360
                                                                  ------------
Entertainment & Leisure--1.2%
 Carnival Corporation                                     487,630    9,508,785
 Walt Disney Company                                      549,803   21,339,229
 *Harrah's Entertainment, Inc.                              6,503      136,157
 Hasbro, Inc.                                               9,133      137,566
 International Speedway Corporation Class A                56,035    2,318,448
 International Speedway Corporation Class B                41,300    1,713,950
 MGM Grand, Inc.                                           24,400      783,850
 *Macrovision Corporation                                  42,900    2,742,250
 Mattel, Inc.                                              26,055      343,600
 *Park Place Entertainment Corporation                     12,800      156,000
 Time Warner, Inc.                                         69,960    5,316,960
                                                                  ------------
                                                                    44,496,795
                                                                  ------------
Financial Services--5.8%
 American Express Company                                 196,149   10,224,267
 Bear Stearns & Company, Inc.                               5,879      244,713
 Countrywide Credit Industries, Inc.                        6,041      183,118
 *Federal Agricultural Mortgage Corporation                27,400      399,013
 Federal Home Loan Mortgage Corporation                    36,962    1,496,961
 Federal National Mortgage Association                    623,795   32,554,302
 Franklin Resources, Inc.                                 152,762    4,640,146

June 30, 2000 (Unaudited)

------------------------------------------------------------------
Vantagepoint
Growth Fund                                    Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 Lehman Brothers, Inc.                          6,411 $    606,240
 Merrill Lynch & Company, Inc.                101,750   11,701,250
 Morgan Stanley Dean Witter & Company         101,372    8,439,219
 Old Kent Financial Corporation                 7,302      195,320
 Paccar, Inc.                                   4,046      160,576
 Paine Webber Group, Inc.                      24,460    1,112,930
 T. Rowe Price Associates, Inc.               275,610   11,713,425
 Providian Financial Corporation              390,282   35,125,380
 Charles Schwab & Company, Inc.             1,598,387   53,745,763
 Worthington Industries, Inc.                   4,608       48,384
 Daiwa Securities Company Ltd.              1,077,000   14,210,477
 Kokusai Securities Company Ltd.               31,000      429,189
 Nikko Securities Company Ltd.                872,000    8,629,225
 Nomura Securities Company Ltd.               582,000   14,233,916
                                                      ------------
                                                       210,093,814
                                                      ------------
Food Retailers--0.2%
 Albertson's, Inc.                            222,049    7,383,129
 Great Atlantic & Pacific Tea Company           2,105       34,996
 *Kroger Company                               44,384      979,222
 Winn Dixie, Inc.                               7,692      110,092
                                                      ------------
                                                         8,507,439
                                                      ------------
Forest Products & Paper--0.4%
 Boise Cascade Corporation                      3,022       78,194
 Fort James Corporation                        10,932      252,803
 Georgia-Pacific Group                          9,085      238,481
 International Paper Company                   25,708      766,420
 Kimberly-Clark Corporation                   233,238   13,382,030
 Mead Corporation                               5,459      137,840
 Potlatch Corporation                           1,537       50,913
 Westvaco Corporation                           5,352      132,797
 Weyerhauser Company                           12,387      532,641
 Willamette Industries, Inc.                    5,896      160,666
                                                      ------------
                                                        15,732,785
                                                      ------------
Health Care Providers--0.5%
 *Express Scripts, Inc. Class A                 2,300      142,888
 HCA-The Healthcare Company                    33,935    1,030,776
 *Healthsouth Corporation                      20,513      147,437
 *Health Management Associates, Inc.          610,000    7,968,125
 *Manor Care, Inc.                            420,710    2,944,970
 *Oxford Health Plans, Inc                      6,900      164,306
 *Tenet Healthcare Corporation                 99,737    2,692,899
 *Trigon Healthcare, Inc.                       8,300      427,969
 UnitedHealth Group, Inc.                      20,961    1,797,406
 *Universal Health Services, Inc. Class B      20,100    1,326,600
                                                      ------------
                                                        18,643,376
                                                      ------------
Heavy Machinery--1.7%
 *Applied Materials, Inc.                     459,128   41,608,475
 *Astec Industries, Inc.                        6,800      172,550
 Baker Hughes, Inc.                            17,550      561,600

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 Black & Decker Corporation                 4,511 $    177,339
 Briggs & Stratton Corporation              1,200       41,100
 Caterpillar, Inc.                         18,536      627,907
 Cummins Engine Company, Inc.               2,225       60,631
 Deere & Company                           12,462      461,094
 Dover Corporation                         10,793      437,791
 Eaton Corporation                          3,872      259,424
 *GaSonics International, Corporation       1,200       47,325
 Grainger WW, Inc.                          5,002      154,124
 Ingersoll Rand Company                     8,589      345,707
 Manitowoc Company, Inc.                   56,750    1,518,063
 Pall Corporation                           6,595      122,008
 Parker-Hannifin Corporation                5,977      204,712
 Rockwell International Corporation         9,989      314,654
 Stanley Works                            491,049   11,662,414
 Timken Company                             3,296       61,388
 United Technologies Corporation           25,016    1,472,817
                                                  ------------
                                                    60,311,123
                                                  ------------
Home Furnishings & Appliances--0.7%
 Armstrong Holdings, Inc.                   2,161       33,090
 Corning, Inc.                             98,332   26,537,349
 Leggett & Platt, Inc.                     17,291      285,302
 Maytag Corporation                         4,164      153,548
 Whirlpool Corporation                      3,874      180,625
                                                  ------------
                                                    27,189,914
                                                  ------------
Household Products--0.2%
 Fortune Brands, Inc.                       8,444      194,740
 Illinois Tool Works, Inc.                112,348    6,403,836
 *Owens-Illinois, Inc.                      7,802       91,186
 PPG Industries, Inc.                       9,283      411,353
 Snap-On, Inc.                              3,136       83,496
                                                  ------------
                                                     7,184,611
                                                  ------------
Insurance--4.4%
 AFLAC Corporation                        117,240    5,385,713
 Aetna, Inc.                                7,510      482,048
 Allstate Corporation                      39,574      880,522
 American General Corporation              13,194      804,834
 American International Group, Inc.       734,781   86,336,768
 Aon Corporation                           13,587      422,046
 Brown & Brown, Inc.                       11,600      603,200
 Cigna Corporation                          8,640      807,840
 Chubb Corporation                          9,284      570,966
 *Ciena Corporation                        18,800    3,133,725
 Cincinnati Financial Corporation           8,559      269,074
 Conseco, Inc.                             17,285      168,529
 Hartford Financial Services Group         11,407      638,079
 *Humana, Inc.                              9,037       44,055
 Jefferson Pilot Corporation                5,465      308,431
 Lincoln National Corporation              10,176      367,608
 MBIA, Inc.                                 5,250      252,984
 MGIC Investment Corporation                5,618      255,619
 Marsh & McLennan Companies, Inc.          14,320    1,495,545

June 30, 2000 (Unaudited)

----------------------------------------------------------------------
Vantagepoint
Growth Fund                                        Shares        Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 Progressive Corporation                          731,500 $ 54,131,000
 St. Paul Companies, Inc.                          11,284      385,067
 Torchmark Corporation                              6,816      168,270
 Unumprovident Corporation                         12,812      257,041
 *Wellpoint Health Networks                         3,292      238,464
 ACE Ltd.                                          12,800      358,400
                                                          ------------
                                                           158,765,828
                                                          ------------
Lodging--0.0%
 *Aztar Corporation                                14,800      229,400
 Hilton Hotels Corporation                         19,610      183,844
 *Mandalay Resort Group                            45,200      904,000
 Marriott International Class A                    12,739      459,400
                                                          ------------
                                                             1,776,644
                                                          ------------
Media--Broadcasting & Publishing--2.1%
 *AT&T Corporation-Liberty Media Group            100,828    2,445,079
 *ADAC Laboratories                                26,300      631,200
 *Allegiance Telecom, Inc.                         42,900    2,745,600
 American Greetings Corporation                     3,414       64,866
 BHC Communications, Inc. Class A                  39,300    5,899,913
 *Chris-Craft Industries, Inc.                     22,047    1,456,480
 *Clear Channel Communications                     18,032    1,352,400
 *Comcast Corporation                              47,715    1,932,458
 *Cox Communications, Inc. Class A                413,500   18,840,094
 Dow Jones & Company, Inc.                          4,735      346,839
 *EchoStar Communications Corporation Class A      33,400    1,105,854
 *Entercom Communications Corporation                 600       29,250
 Gannett Company, Inc.                            463,069   27,697,315
 *Internet Pictures Corporation                     3,900       58,988
 Knight Ridder, Inc.                                4,133      219,824
 McGraw-Hill Companies, Inc.                       10,350      558,900
 Meredith Corporation                               2,673       90,214
 New York Times Company                             9,045      357,278
 *TV Guide, Inc.                                    5,800      198,650
 Tribune Company                                  108,685    3,803,975
 TV Azteca SA de CV ADR (Mexico)                   95,400    1,258,088
 *Viacom, Inc. Class B                             81,111    5,530,756
 Wiley John & Sons, Inc. Class A                    9,000      202,500
                                                          ------------
                                                            76,826,521
                                                          ------------
Medical Equipment & Supplies--2.2%
 Allergan, Inc.                                    39,896    2,972,252
 *Alza Corporation                                116,650    6,896,931
 Bard C.R., Inc.                                   11,784      567,105
 Bausch & Lomb, Inc.                                2,834      219,281
 Baxter International, Inc.                        15,426    1,084,641
 Becton Dickinson & Company                        13,403      384,499
 Biomet, Inc.                                       6,290      241,772
 *Boston Scientific Corporation                    21,701      476,066
 Dentsply International, Inc.                     164,700    5,074,819
 *Guidant Corporation                             144,194    7,137,603
 Johnson & Johnson                                156,650   15,958,719
 *KLA-Tencor Corporation                           19,211    1,125,044

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 Mallinckrodt, Inc.                          3,589 $    155,897
 Medtronics, Inc.                          609,664   30,368,888
 *Novoste Corporation                        2,900      176,900
 PE Corporation                             87,070    5,735,736
 *St. Jude Medical, Inc.                     4,433      203,364
 Tektronix, Inc.                             2,542      188,108
 *Thermo Electron Corporation                8,282      174,440
                                                   ------------
                                                     79,142,065
                                                   ------------
Metals & Mining--0.3%
 Alcan Aluminum Ltd.                        11,630      360,530
 Alcoa, Inc.                                45,962    1,332,898
 Allegheny Technologies, Inc.                4,431       79,758
 Barrick Gold Corporation                   21,093      383,629
 Belden, Inc.                                6,500      166,563
 *Bethlehem Steel Corporation                7,065       25,169
 Cooper Industries, Inc.                     4,933      160,631
 Crane Company                               3,238       78,724
 Danaher Corporation                       133,037    6,577,017
 *Freeport-McMoRan Copper & Gold, Inc.       8,523       78,838
 Homestake Mining Company                   13,934       95,796
 *Inco Ltd.                                  8,778      134,962
 Masco Corporation                          23,846      430,718
 Newmont Mining Corporation                  8,952      193,587
 Nucor Corporation                           4,545      150,837
 Phelps Dodge Corporation                    4,164      154,849
 Placer Dome, Inc.                          17,396      166,349
 USX US Steel Group, Inc.                    4,716       87,541
 *Inco Ltd.                                    900       13,804
                                                   ------------
                                                     10,672,200
                                                   ------------
Office Equipment & Supplies--0.0%
 Xerox Corporation                          45,328      940,556
                                                   ------------
Oil & Gas--4.4%
 Amerada Hess Corporation                    4,803      296,585
 Anadarko Petroleum Corporation              6,834      337,002
 Apache Corporation                          6,062      356,521
 Ashland, Inc.                               3,757      131,730
 *Atwood Oceanics, Inc.                     59,900    2,665,550
 Burlington Resources, Inc.                 11,455      438,154
 *Cal Dive International, Inc.              38,000    2,059,125
 Chevron Corporation                        34,665    2,940,025
 Coastal Corporation                        11,383      692,940
 Columbia Energy Group                       4,295      281,859
 Conoco, Inc. Class B                       33,175      814,861
 Dynegy, Inc.                              163,261   11,152,767
 Ensco International, Inc.                 440,900   15,789,731
 Eastern Enterprises                         1,451       91,413
 El Paso Energy Corporation                 12,317      627,397
 Enron Corporation                          91,510    5,902,395
 Exxon Mobil Corporation                   185,109   14,531,057
 *Global Marine, Inc.                      973,900   27,451,806
 Kerr-McGee Corporation                      5,010      295,277
 *Marine Drilling Company, Inc.            327,000    9,156,000
 *National-Oilwell, Inc.                    13,000      427,375
 Nicor, Inc.                                 2,492       81,302
 *Noble Drilling Corporation               146,900    6,050,444
 Oneok, Inc.                                 1,545       40,073
 Peoples Energy Corporation                  1,887       61,092
 Phillips Petroleum Company                143,702    7,283,895
 *R&B Falcon Corporation                   480,400   11,319,425
 *Rowan Companies, Inc.                      4,981      151,298

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint
Growth Fund                                            Shares        Value

--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
 Royal Dutch Petroleum Company                        114,043 $  7,020,772
 Schlumberger Ltd.                                    100,638    7,510,111
 Sempra Energy                                         10,913      185,521
 *Smith International, Inc.                           184,000   13,397,500
 Sunoco, Inc.                                           4,722      139,004
 Texaco, Inc.                                          29,365    1,563,686
 Tidewater Inc.                                        66,100    2,379,600
 Tosco Corporation                                      7,665      217,015
 USX Marathon Group                                    16,585      415,662
 Union Pacific Resources Group, Inc.                   13,409      294,998
 Unocal Corporation                                    12,920      427,975
 Williams Companies, Inc.                              23,509      980,031
 Santa Fe International Corporation                   125,900    4,398,631
 Transocean Sedco Forex, Inc.                          11,187      597,805
                                                              ------------
                                                               160,955,410
                                                              ------------
Pharmaceuticals--9.2%
 Abbott Laboratories                                   82,420    3,672,841
 *Abgenix, Inc.                                         9,700    1,162,636
 American Home Products Corporation                   544,950   32,015,813
 *Amgen, Inc.                                         605,506   42,536,797
 *Barr Laboratories, Inc.                               7,800      349,538
 *Biogen, Inc.                                        488,390   31,501,155
 Bristol-Myers Squibb Company                         227,910   13,275,758
 Cardinal Health, Inc.                                257,736   19,072,464
 *Celgene Corporation                                  15,300      900,788
 *Cephalon, Inc.                                       22,133    1,325,213
 *COR Therapeutics, Inc.                               10,700      912,844
 *Genentech, Inc.                                     138,000   23,736,000
 *Human Genome Sciences, Inc.                          32,500    4,334,688
 *Immnunex Corporation                                750,700   37,112,731
 *Immunogen, Inc.                                      21,400      258,138
 Eli Lilly & Company                                  118,472   11,832,391
 McKesson HBOC, Inc.                                   14,994      313,937
 *Medarex, Inc.                                         2,600      219,700
 *MedImmune, Inc.                                      30,800    2,279,200
 Merck & Company, Inc.                                341,085   26,135,638
 Millipore Corporation                                  5,736      432,351
 Mylan Laboratories, Inc.                              72,600    1,324,950
 Pfizer, Inc.                                       1,381,086   66,292,116
 *Pharmacopeia, Inc.                                    4,200      194,775
 Schering-Plough Corporation                          207,441   10,475,771
 Sigma Aldrich Corporation                              4,554      133,205
 Teva Pharmaceutical Industries Ltd. ADR (Israel)      63,000    3,492,563
 *Watson Pharmaceutical, Inc.                           5,139      276,221
                                                              ------------
                                                               335,570,222
                                                              ------------
Photographic Equipment & Supplies--0.0%
 Eastman Kodak Company                                 16,450      978,775
 Polaroid Corporation                                   2,334       42,158
                                                              ------------
                                                                 1,020,933
                                                              ------------
Restaurants--0.3%
 Applebee's International, Inc.                         6,400      194,000
 *Brinker International, Inc.                          50,200    1,468,350
 *Buffetts, Inc.                                        9,800      124,338
 *CEC Entertainment, Inc.                              15,100      386,938
 *Cheesecake Factory, Inc.                            118,900    3,269,750

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 Darden Restaurants, Inc.                    6,585 $    107,006
 *Jack in the Box, Inc.                     18,000      443,250
 McDonald's Corporation                     71,055    2,340,374
 *Outback Steakhouse, Inc.                  64,500    1,886,625
 *Papa John's International, Inc.           10,900      267,050
 *Starbucks Corporation                      9,750      372,328
 *Tricon Global Restaurants, Inc.            7,862      222,102
 Wendy's International, Inc.                41,137      732,753
                                                   ------------
                                                     11,814,864
                                                   ------------
Retailers--3.8%
 *AnnTaylor Stores Corporation              17,100      566,438
 *Autozone, Inc.                             7,134      156,948
 *Bed Bath & Beyond, Inc.                    7,471      270,824
 *Best Buy Company, Inc.                    36,864    2,331,648
 Brown Shoe Company, Inc.                    9,300      120,900
 CCS Corporation                            20,759      830,360
 *Chico's FAS, Inc.                         11,600      232,000
 Circuit City Stores                        91,090    3,023,049
 Claire's Stores, Inc.                      18,800      361,900
 *Consolidated Stores Corporation            5,933       71,196
 *Costco Wholesale Corporation             402,945   13,297,185
 Dillards, Inc. Class A                      4,973       60,919
 Dollar General                            754,632   14,715,324
 *Federated Department Stores               11,392      384,480
 Gap, Inc.                                 190,043    5,938,844
 *Guitar Center, Inc.                        6,700       70,350
 Harcourt General, Inc.                      3,812      207,278
 *K Mart Corporation                        25,596      174,373
 *Kohls Corporation                         69,340    3,857,038
 Limited, Inc.                              22,872      494,607
 Longs Drugstores Corporation                2,148       46,719
 May Department Stores Company              17,676      424,224
 Nordstrom, Inc.                             7,144      172,349
 *Office Depot, Inc.                        16,811      105,069
 J.C. Penney Company, Inc.                  18,783      346,312
 RadioShack Corporation                      9,922      470,055
 Rite Aid Corporation                       13,769       90,359
 *Safeway, Inc.                            103,492    4,670,077
 Sears Roebuck & Company                    18,748      611,654
 Sherwin Williams Company                    8,718      184,713
 *Staples, Inc.                            400,590    6,159,071
 Stride Rite Corporation                   231,900    1,420,388
 TJX Companies, Inc.                       340,073    6,376,369
 Talbots, Inc.                               8,700      477,956
 Target Corporation                         73,336    4,253,488
 Tiffany & Co.                               3,850      259,875
 *Toys "R" Us, Inc.                         11,524      167,818
 *Ultimate Electronics, Inc.                 3,000       80,391
 *Venator Group, Inc.                       47,200      483,800
 Wal-Mart Stores, Inc.                   1,049,403   60,471,848
 Walgreen Company                           53,580    1,724,606
 *Williams-Sonoma, Inc.                     23,800      772,013
 *Wal-Mart de Mexico SA de CV Series V     113,000      265,113
                                                   ------------
                                                    137,199,928
                                                   ------------
Telecommunications--2.7%
 AT&T Corporation                          314,274    9,938,920
 Alltel Corporation                         16,752    1,037,577

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Vantagepoint
Growth Fund                                   Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Bell Atlantic Corporation                    82,183 $  4,175,924
 BellSouth Corporation                       100,065    4,265,271
 Centurytel, Inc.                              7,480      215,050
 *China Telecom Ltd. ADR (Hong Kong)          28,900    5,138,781
 *Crown Castle International Corporation       4,100      149,650
 *Finisar Corporation                         59,600    1,560,775
 GTE Corporation                              51,180    3,185,955
 *Nextlink Communications, Inc. Class A       37,200    1,411,275
 Nokia Corporation ADR (Finland)             195,600    9,767,775
 Nortel Networks Corporation                 203,432   13,916,207
 SBC Communications, Inc.                    285,347   12,341,240
 Sprint Corporation (FON Group)               46,639    2,378,589
 *Sprint Corporation (PCS Group)              48,678    2,896,341
 *TeleCorp PCS, Inc.                          10,100      407,156
 *Triton PCS Holdings, Inc.                   10,200      589,050
 US West, Inc.                                27,001    2,315,336
 *VoiceStream Wireless Corporation             8,898    1,034,810
 *WorldCom, Inc.                             387,183   17,762,020
 *KPNQuest NV                                 10,400      409,069
 *Global Crossing Ltd.                        46,884    1,233,635
 *AudioCodes Ltd.                              2,300      276,000
                                                     ------------
                                                       96,406,406
                                                     ------------
Textiles, Clothing & Fabrics--0.0%
 Liz Claiborne, Inc.                           2,878      101,450
 Nike, Inc.                                   14,535      578,675
 *Reebok International Ltd.                    2,989       47,637
 Russell Corporation                           1,800       36,000
 Springs Industries, Inc.                        954       30,707
 VF Corporation                                6,056      144,209
                                                     ------------
                                                          938,678
                                                     ------------
Transportation--1.7%
 Alexander & Baldwin, Inc.                   103,000    2,272,438
 Brunswick Corporation                         4,676       77,446
 Burlington Northern Santa Fe                 22,765      522,172
 CSX Corporation                              11,637      246,559
 Dial Corporation                            256,500    2,661,188
 *FMC Corporation                              1,622       94,076
 *FedEx Corporation                           15,429      586,302
 Kansas City Southern Industries, Inc.       592,217   52,522,245
 Norfolk Southern Corporation                 20,386      303,242
 Union Pacific Corporation                    13,198      490,801
 Bergesen d. y. ASA Class A                   43,050      882,809
                                                     ------------
                                                       60,659,278
                                                     ------------
Utilities--0.8%
 *AES Corporation                            159,682    7,285,434
 Ameren Corporation                            7,313      246,814
 American Electric Power, Inc.                17,088      506,232
 Black Hills Corporation                      58,600    1,322,163
 CMS Energy Corporation                        5,829      128,967
 CP&L, Inc.                                    8,470      270,511
 *Calpine Corporation                        158,600   10,427,950
 Cinergy Corporation                           8,438      214,642
 Consolidated Edison, Inc.                    11,265      333,726

---------------------------------------------------------------------

                                                Shares          Value

---------------------------------------------------------------------
  Constellation Energy Group                     7,950 $      258,872
  DTE Energy Company                             7,587        231,878
  Dominion Resources, Inc.                      12,632        541,597
  Duke Energy Corporation                       19,553      1,102,300
  Edison International                          17,663        362,092
  Entergy Corporation                           12,217        332,150
  FPL Group, Inc.                                9,489        469,706
  Firstenergy Corporation                       12,301        287,536
  Florida Progress Corporation                   5,236        245,438
  GPU, Inc.                                      6,471        175,121
  New Century Energies, Inc.                     6,191        185,730
  *Niagara Mohawk Holdings, Inc.                 9,164        127,723
  Northern States Power Company                  8,335        168,263
  Peco Energy Company                            9,029        363,982
  PG&E Corporation                              20,496        504,714
  PPL Corporation                                7,663        168,107
  Pinnacle West Capital Corporation              4,525        153,284
  Public Service Enterprise Group, Inc.         11,485        397,668
  Reliant Energy, Inc.                          15,709        464,397
  Southern Company                              34,476        803,722
  TXU Corporation                               14,002        413,059
  Unicom Corporation                             9,437        365,094
                                                       --------------
                                                           28,858,872
                                                       --------------
 TOTAL COMMON STOCKS
 (Cost $2,879,814,455)                                  3,540,663,620
                                                       --------------
---------------------------------------------------------------------
 WARRANTS--0.0%
---------------------------------------------------------------------
 Oil & Gas--0.0%
  Magnum Hunter Resources, Inc. (Cost $0)            1              1
                                                       --------------
---------------------------------------------------------------------

 Coupon              Maturity
  Rate                 Date                               Face

--------------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--0.0%
--------------------------------------------------------------------------------------------------
 U.S. Treasury--0.0%
 ***U.S. Treasury Bill (Cost $492,878)
 5.57%               09/21/00                         $500,000                             492,878
                                                                                     -------------

---------------------------------------------------------------
CASH EQUIVALENTS--6.0%
---------------------------------------------------------------
Institutional Money Market Funds--0.7%

 ++ Janus Money Market Fund            20,498,343 $  20,498,343
 ++ Merrimac Cash Fund--Premium Class   6,349,104     6,349,104
                                                  -------------
                                                     26,847,447
                                                  -------------
Bank Deposits/Offshore
Time Deposits--2.4%
++ American Express Centurion Bank     32,496,453    32,496,453
++ Bank of Montreal                    14,315,671    14,315,671
++ Credit Agricole Indosuez            18,164,932    18,164,932
++ Fleet National Bank                  9,661,159     9,661,159
++ Royal Bank of Scotland PLC          14,167,454    14,167,454
                                                  -------------
                                                     88,805,669
                                                  -------------

June 30, 2000 (Unaudited)

--------------------------------------
Vantagepoint
Growth Fund        Shares        Value

--------------------------------------
CASH EQUIVALENTS--
 (Continued)
--------------------------------------

Floating Rate Instruments/ Master Notes--2.9%

 ++ Bank of America                       $  9,451,452 $    9,451,452
 ++ Bank of Montreal                        20,000,000     20,000,000
 ++ First Union National Bank                4,077,025      4,077,025
 ++ Goldman Sachs & Co                       8,061,981      8,061,981
 ++ Morgan Stanley Dean Witter & Company    62,577,026     62,577,026
                                                       --------------
                                                          104,167,484
                                                       --------------
 TOTAL CASH EQUIVALENTS
 (Cost $219,820,600)                                      219,820,600
                                                       --------------
----------------------------------------------------------------------
 REPURCHASE AGREEMENTS--2.4%
----------------------------------------------------------------------
 IBT Repurchase Agreement dated 06/30/2000 due
 07/03/2000, with a maturity value of $88,862,372 and
 an effective yield of 6.03% collateralized by Federal
 National Mortgage Association ARM with a rate of
 7.85%, a maturity date of 10/01/2029 and a market
 value of $15,326,266, Federal Home Loan Mortgage
 Corporation ARM with a rate of 7.63%, a maturity date
 of 11/01/2023 and a market value of $1,218,427,
 Government National Mortgage Association ARM with a
 rate of 6.38%, a maturity date of 04/20/2024 and a
 market value of $19,780,955, Small Business
 Association with a rate of 6.75%, a maturity date of
 07/25/2022, and a market value of $6,469,045, Federal
 Home Loan Mortgage Corporation ARM with a rate of
 7.79%, a maturity date of 03/01/2027 and a market
 value $11,386,556, Federal National Mortgage
 Association ARM with a rate of 7.54%, a maturity date
 of 09/01/2023, and a market value of $4,039,107,
 Federal Home Loan Bank with a rate of 6.90% a
 maturity date of 07/15/2021 and a market value of
 $8,141,556, Government National Mortgage Association
 ARM with a rate of 6.38%, a maturity date of
 05/20/2024 and a market value of $16,174,478, Small
 Business Association with a rate of 8.63%, a maturity
 date of 03/25/2025 and a market value of $3,165,041,
 Small Business Association with a rate of 9.38%, a
 maturity date of 06/01/2013 and a market value of
 $2,577,130, Small Business Association with a rate of
 8.38%, a maturity date of 10/25/2024 and a market
 value of $4,980,131.                     $ 88,817,741 $   88,817,741
                                                       --------------
  TOTAL INVESTMENTS--105.9%
  **(Cost $3,188,945,674)                               3,849,794,840
  Other assets less liabilities--(5.9%)                  (214,616,229)
                                                       --------------
  NET ASSETS 100.0%                                    $3,635,178,611
                                                       ==============

Notes to the Schedule of Investments:
ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
GDR Global Depository Receipt
  * Non-income producing security.
 ** The aggregate identified cost for federal income tax purposes is $3,188,945,674. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

  Unrealized appreciation      $ 814,362,705
  Unrealized depreciation       (153,513,539)
                               -------------
  Net unrealized appreciation  $ 660,849,166
                               =============

*** Security has been pledged as collateral for futures contracts.
 ++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Vantagepoint Growth & Income Fund          Shares        Value

--------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------
Advertising--0.5%
 Interpublic Group, Inc.                   21,600 $    928,800
 Omnicom Group                              5,000      445,313
                                                  ------------
                                                     1,374,113
                                                  ------------
Aerospace & Defense--0.8%
 Lockheed Martin Corporation               58,000    1,439,125
 Raytheon Company Class B                  18,000      346,500
 Textron, Inc.                             11,000      597,438
                                                  ------------
                                                     2,383,063
                                                  ------------
Automotive--0.5%
 Federal-Mogul Corporation                 20,300      194,119
 Ford Motor Company                        25,000    1,075,000
*Visteon Corporation                        3,273       39,689
                                                  ------------
                                                     1,308,808
                                                  ------------
Banking--8.1%
 Associates First Capital Corporation      78,184    1,744,481
 Bank of America Corporation               41,400    1,780,200
 Bank of New York Company, Inc.               500       23,250
 Bank One Corporation                      43,000    1,142,188
 Chase Manhattan Corporation               19,750      909,734
 Citigroup, Inc.                          113,600    6,844,400
 Fifth Third Bancorp                       12,200      771,650
 Firstar Corporation                       30,400      640,300
 Household International, Inc.             23,500      976,719
 JP Morgan & Company, Inc.                 10,600    1,167,325
 National City Corporation                 72,700    1,240,444
 Northern Trust Corporation                 3,900      253,744
 SLM Holding Corporation                   31,000    1,160,563
 State Street Corporation                     200       21,213
 Wachovia Corporation                      22,800    1,236,900
 Washington Mutual, Inc.                   88,700    2,561,213
 Wells Fargo & Company                      9,000      348,750
 Zions Bancorporation                       3,900      178,973
                                                  ------------
                                                    23,002,047
                                                  ------------
Beverages, Food & Tobacco--3.3%
 Anheuser Busch Companies, Inc.            14,242    1,063,699
 Campbell Soup Company                     28,400      827,150
 Conagra, Inc.                             33,000      629,063
 Corn Product International, Inc.          22,900      606,850
 General Mills, Inc.                       25,500      975,375
 Heinz HJ Company                          11,500      503,125
 Kellogg Company                           60,300    1,793,925
 Pepsico, Inc.                             15,700      697,669
 Philip Morris Companies, Inc.             16,703      443,673
 Sara Lee Corporation                      74,800    1,444,575
 Sysco Corporation                         10,800      454,950
                                                  ------------
                                                     9,440,054
                                                  ------------
Bio-Technology--0.8%
 Pharmacia Corporation                     43,590    2,253,058
                                                  ------------
Building Materials--1.1%
 Home Depot, Inc.                          35,400    1,767,788
 Lowe's Companies, Inc.                    30,000    1,231,875
                                                  ------------
                                                     2,999,663
                                                  ------------

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
Chemicals--1.4%
 Air Products & Chemicals, Inc.                   32,000 $    986,000
 Avery-Dennison Corporation                        7,000      469,875
 Clorox Company                                   26,000    1,165,125
 Engelhard Corporation                            54,300      926,494
 Praxair, Inc.                                    12,200      456,738
                                                         ------------
                                                            4,004,232
                                                         ------------
Commercial Services--1.1%
*Ceridian Corporation                             67,300    1,619,406
*Quintiles Transnational Corporation              60,100      848,913
 Service Corporation International                46,800      149,175
 Waste Management, Inc.                           21,300      404,700
                                                         ------------
                                                            3,022,194
                                                         ------------
Communications--1.5%
*Brocade Communications Systems, Inc.              3,900      715,589
*JDS Uniphase Corporation                         11,800    1,414,525
 Lucent Technologies, Inc.                         5,000      296,250
*Nextel Communications, Inc. Class A              18,900    1,156,444
*Tellabs, Inc.                                     9,900      677,531
                                                         ------------
                                                            4,260,339
                                                         ------------
Computer Software & Processing--5.6%
*America Online, Inc.                             14,500      764,875
 Autodesk, Inc.                                   28,300      981,656
*BMC Software, Inc.                               48,800    1,780,439
*BEA Systems, Inc.                                 7,100      351,006
*Cadence Design Systems, Inc.                     47,000      957,625
 Electronic Data Systems Corporation              40,400    1,666,500
 First Data Corporation                           15,500      769,188
*i2 Technologies, Inc.                             4,700      490,048
*Microsoft Corporation                            32,200    2,576,000
*Oracle Corporation                               14,600    1,227,313
*Peoplesoft, Inc.                                 37,000      619,750
*Siebel Systems, Inc.                              3,600      588,825
*Sun Microsystems, Inc.                           16,200    1,473,188
*Unisys Corporation                               42,600      620,363
*Veritas Software Corporation                      9,900    1,118,854
                                                         ------------
                                                           15,985,630
                                                         ------------
Computers & Information--6.5%
*Apple Computer, Inc.                             16,800      879,900
*Cisco Systems, Inc.                              61,700    3,921,806
 Compaq Computer Corporation                      51,000    1,303,688
*Comverse Technology, Inc.                         6,600      613,800
*Dell Computer Corporation                        16,000      789,000
*EMC Corporation                                  19,900    1,531,056
 Hewlett-Packard Company                          24,800    3,096,900
 Intel Corporation                                30,500    4,077,469
 International Business Machines Corporation       5,500      602,594
*3 Com Corporation                                22,300    1,285,038
*Yahoo!, Inc.                                      3,000      371,625
                                                         ------------
                                                           18,472,876
                                                         ------------
Containers & Packaging--0.1%
*Sealed Air Corporation                            6,000      314,250
                                                         ------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Growth & Income Fund                   Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Cosmetics & Personal Care--1.1%
 Avon Products, Inc.                                22,700 $  1,010,150
 Colgate-Palmolive Company                          12,600      754,425
 Ecolab, Inc.                                       12,000      468,750
 Estee Lauder Companies Class A                     16,500      815,719
                                                           ------------
                                                              3,049,044
                                                           ------------
Diversified--3.6%
 *Berkshire Hathaway, Inc. Class A                       9      484,200
 General Electric Company                           77,600    4,112,800
 Minnesota Mining & Manufacturing Company (3M)       9,700      800,250
 Tyco International Ltd.                           103,400    4,898,575
                                                           ------------
                                                             10,295,825
                                                           ------------
Electronics--5.3%
 *Advanced Micro Devices, Inc.                      10,700      826,575
 *Agilent Technologies, Inc.                        20,109    1,483,039
 *Altera Corporation                                 3,500      356,781
 *Applied Micro Circuits Corporation                 5,000      493,750
 *Broadcom Corporation Class A                       2,100      459,769
 Emerson Electric Company                           37,500    2,264,063
 *General Motors Corporation Class H                 5,300      465,075
 *LSI Logic Corporation                              8,800      476,300
 Linear Technology Corporation                      13,100      837,581
 *Micron Technology, Inc.                            8,400      739,725
 *PMC-Sierra, Inc.                                   4,300      764,056
 *SCI Systems, Inc.                                 11,900      466,331
 Sony Corporation ADR (Japan)                        8,000      754,500
 *Teradyne, Inc.                                    21,200    1,558,200
 Texas Instruments, Inc.                            30,100    2,067,494
 *Xilinx, Inc.                                      14,400    1,188,900
                                                           ------------
                                                             15,202,139
                                                           ------------
Entertainment & Leisure--1.6%
 Carnival Corporation                               60,000    1,170,000
 Hasbro, Inc.                                       35,000      527,188
 Time Warner, Inc.                                  39,000    2,964,000
                                                           ------------
                                                              4,661,188
                                                           ------------
Financial Services--1.9%
 American Express Company                           28,400    1,480,350
 Indymac Mortgage Holdings                          59,500      806,969
 Merrill Lynch & Company, Inc.                       4,500      517,500
 Morgan Stanley Dean Witter & Company               19,400    1,615,050
 Charles Schwab & Company, Inc.                     25,850      869,206
                                                           ------------
                                                              5,289,075
                                                           ------------
Food Retailers--0.0%
 Albertson's, Inc.                                   2,600       86,450
                                                           ------------

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
Forest Products & Paper--2.2%
 Georgia-Pacific Group                             37,800 $    992,250
 Georgia-Pacific Corporation                       33,300      720,113
 Kimberly-Clark Corporation                        66,500    3,815,438
 Weyerhaeuser Company                              14,300      614,900
                                                          ------------
                                                             6,142,701
                                                          ------------
Health Care Providers--1.6%
 HCA-The Healthcare Company                        24,400      741,150
 *PacifiCare Health Systems, Inc.                   7,000      421,313
 *Tenet Healthcare Corporation                     48,700    1,314,900
 UnitedHealth Group, Inc.                          22,800    1,955,100
                                                          ------------
                                                             4,432,463
                                                          ------------
Heavy Machinery--2.6%
 *Applied Materials, Inc.                          25,000    2,265,625
 Baker Hughes, Inc.                                36,000    1,152,000
 Dover Corporation                                 11,000      446,188
 Eaton Corporation                                 14,000      938,000
 Grainger WW, Inc.                                 10,000      308,125
 *Lam Research Corporation                          6,000      225,000
 Stanley Works                                     37,900      900,125
 United Technologies Corporation                   22,000    1,295,250
                                                          ------------
                                                             7,530,313
                                                          ------------
Home Furnishings & Appliances--0.4%
 Corning, Inc.                                      4,000    1,079,500
                                                          ------------
Household Products--0.5%
 Illinois Tool Works, Inc.                         27,000    1,539,000
                                                          ------------
Insurance--6.0%
 Allstate Corporation                               9,000      200,250
 American General Corporation                      35,300    2,153,300
 American International Group, Inc.                15,600    1,833,000
 Cigna Corporation                                 23,300    2,178,550
 Cincinnati Financial Corporation                  20,800      653,900
 Hartford Financial Services Group                 18,000    1,006,875
 Jefferson Pilot Corporation                        4,000      225,750
 Lincoln National Corporation                      10,914      394,268
 MBIA, Inc.                                        26,000    1,252,875
 PMI Group, Inc.                                   12,000      570,000
 Stancorp Financial Group, Inc.                    27,300      877,013
 *Wellpoint Health Networks                        48,400    3,505,975
 ACE Ltd.                                          54,200    1,517,600
 XL Capital Ltd.                                   16,000      866,000
                                                          ------------
                                                            17,235,356
                                                          ------------
Media--Broadcasting &
Publishing--5.7%
 *AT&T Corporation-Liberty Media Group            128,300    3,111,275
 *Adelphia Communications Corporation Class A      21,500    1,007,813
 American Greetings Corporation                    26,600      505,400
 *Cablevision Systems Corporation                  23,000    1,561,125

June 30, 2000 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Growth & Income Fund                  Shares        Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 *Clear Channel Communications                     17,100 $  1,282,500
 *Comcast Corporation                              30,200    1,223,100
 *EchoStar Communications Corporation Class A       7,100      235,077
 *Fox Entertainment Group, Inc.                    51,000    1,549,125
 Gannett Company, Inc.                             17,900    1,070,644
 *Viacom, Inc. Class B                             68,375    4,662,320
                                                          ------------
                                                            16,208,379
                                                          ------------
Medical Equipment & Supplies--3.3%
 Allergan, Inc.                                    11,800      879,100
 Baxter International, Inc.                        38,700    2,721,094
 Becton Dickinson & Company                        27,100      777,431
 *Burr-Brown Corporation                            9,300      806,194
 *Guidant Corporation                              35,100    1,737,450
 *KLA-Tencor Corporation                            8,500      497,781
 Medtronics, Inc.                                  29,000    1,444,563
 PE Corporation                                     7,300      480,888
                                                          ------------
                                                             9,344,501
                                                          ------------
Metals & Mining--1.8%
 Alcoa, Inc.                                      121,400    3,520,580
 Cooper Industries, Inc.                           23,500      765,219
 Precision Castparts Corporation                   17,700      800,925
                                                          ------------
                                                             5,086,724
                                                          ------------
Oil & Gas--8.7%
 Anadarko Petroleum Corporation                    30,100    1,484,306
 Apache Corporation                                 9,200      541,075
 Ashland, Inc.                                     35,100    1,230,694
 Burlington Resources, Inc.                        25,700      983,025
 Conoco, Inc.                                      32,000      704,000
 Enron Corporation                                 23,700    1,528,650
 Equitable Resources, Inc.                         24,100    1,162,825
 Exxon Mobil Corporation                           75,100    5,895,350
 National Fuel Gas Company                         15,000      731,250
 Royal Dutch Petroleum Company                     13,000      800,313
 Shell Transport & Trading Company ADR
 (United Kingdom)                                  42,600    2,127,338
 Sunoco, Inc.                                      36,900    1,086,244
 Texaco, Inc.                                      29,700    1,581,525
 USX Marathon Group                                41,700    1,045,106
 Union Pacific Resources Group, Inc.               34,000      748,000
 Unocal Corporation                                49,300    1,633,063
 Williams Companies, Inc.                          31,000    1,292,313
 Transocean Sedco Forex, Inc.                       7,000      374,063
                                                          ------------
                                                            24,949,140
                                                          ------------
Pharmaceuticals--5.9%
 American Home Products Corporation                27,100    1,592,125
 *Amgen, Inc.                                      17,500    1,229,375
 AstraZeneca Group PLC ADR (United Kingdom)        52,000    2,418,000
 *Forest Laboratories, Inc.                        29,000    2,929,000
 *Genentech, Inc.                                   4,900      842,800
 Eli Lilly & Company                                6,400      639,200

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
 Pfizer, Inc.                                     110,500 $  5,304,000
 Schering-Plough Corporation                       37,100    1,873,550
                                                          ------------
                                                            16,828,050
                                                          ------------
Photographic Equipment & Supplies--0.3%
 Eastman Kodak Company                             12,900      767,550
                                                          ------------
Restaurants--0.4%
 McDonald's Corporation                            14,700      484,181
 *Starbucks Corporation                            14,000      534,625
                                                          ------------
                                                             1,018,806
                                                          ------------
Retailers--2.8%
 *AutoNation, Inc.                                 58,000      409,625
 CCS Corporation                                   13,200      528,000
 Family Dollar Stores, Inc.                        50,500      987,906
 Gap, Inc.                                          9,000      281,250
 *Kohls Corporation                                 7,300      406,063
 May Department Stores Company                     44,800    1,075,200
 RadioShack Corporation                            17,000      805,375
 TJX Companies, Inc.                               30,100      564,375
 Target Corporation                                13,600      788,800
 Wal-Mart Stores, Inc.                             30,500    1,757,563
 *Williams-Sonoma, Inc.                            11,000      356,813
                                                          ------------
                                                             7,960,970
                                                          ------------
Telecommunications--6.2%
 AT&T Corporation                                  63,300    2,001,863
 Alltel Corporation                                 9,000      557,438
 Bell Atlantic Corporation                         24,400    1,239,825
 Telefonaktiebolaget LM Ericsson ADR (Sweden)      12,000      240,000
 Nokia Corporation ADR (Finland)                   54,700    2,731,581
 Nortel Networks Corporation                       32,000    2,184,000
 Sprint Corporation (FON Group)                    48,600    2,478,600
 *Sprint Corporation (PCS Group)                   23,400    1,392,300
 US West, Inc.                                      5,000      428,750
 Vodafone AirTouch PLC ADR (United Kingdom)        20,100      832,894
 *VoiceStream Wireless Corporation                 10,900    1,267,636
 *WorldCom, Inc.                                   52,300    2,399,263
                                                          ------------
                                                            17,754,150
                                                          ------------
Textiles, Clothing & Fabrics--0.6%
 Nike, Inc.                                        27,000    1,074,938
 VF Corporation                                    15,000      357,188
 *Tommy Hilfiger Corporation                       21,300      159,750
                                                          ------------
                                                             1,591,876
                                                          ------------
Transportation--1.2%
 Brunswick Corporation                             19,700      326,281
 Canadian National Railway Company                 46,400    1,354,300
 Galileo International, Inc.                       21,000      438,375
 Norfolk Southern Corporation                      44,200      657,475
 Union Pacific Corporation                         10,000      371,875
 United Parcel Service, Inc. Class B                6,300      371,700
                                                          ------------
                                                             3,520,006
                                                          ------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------
Vantagepoint Growth & Income Fund       Shares        Value

-----------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------
Utilities--2.1%
 *AES Corporation                       22,000 $  1,003,750
 American Electric Power, Inc.             500       14,813
 Cinergy Corporation                    20,600      524,013
 Constellation Energy Group             14,000      455,875
 DQE, Inc.                              18,000      712,125
 *Niagra Mohawk Holdings, Inc.          22,000      306,625
 NiSource, Inc.                         20,700      385,538
 Peco Energy Company                    22,900      923,156
 Pinnacle West Capital Corporation      29,300      992,538
 Scana Corporation                      27,500      663,438
                                               ------------
                                                  5,981,871
                                               ------------
TOTAL COMMON STOCKS
 (Cost $256,657,515)                            276,375,404
                                               ------------

-------------------------------------------------------------------------------------------------------
 Coupon                Maturity
  Rate                   Date                                 Face
-------------------------------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------------
 Retailers--0.2%
 Amazon.com, Inc. (Cost $564,060)
 4.75%                02/01/2009                           $  777,000                           491,453

-------------------------------------------------------------
                                          Shares

-------------------------------------------------------------
CASH EQUIVALENTS--5.7%
-------------------------------------------------------------
Institutional Money Market Funds--0.9%
 ++Janus Money Market Fund               970,468      970,468
 ++Merrimac Cash Fund--Premium Class   1,500,000    1,500,000
                                                 ------------
                                                    2,470,468
                                                 ------------
Bank & Certificate Deposits/
Offshore Time Deposits--3.6%
 ++American Express Centurion Bank     1,839,345    1,839,345
 ++Bank of Montreal                    3,593,518    3,593,518
 ++Credit Agricole Indosuez            1,314,502    1,314,502
 ++Fleet National Bank                 2,337,350    2,337,350
 ++Royal Bank of Scotland PLC          1,315,506    1,315,506
                                                 ------------
                                                   10,400,221
                                                 ------------
Floating Rate Instruments/
Master Notes--1.2%
 ++Bank of America                     1,073,064    1,073,064
 ++Bank of Montreal                    1,000,000    1,000,000
 ++First Union National Bank             304,259      304,259
 ++Goldman Sachs & Co                    852,544      852,544
 ++Morgan Stanley Dean Witter & Co       304,258      304,258
                                                 ------------
                                                    3,534,125
                                                 ------------
TOTAL CASH EQUILVALENTS
 (Cost $16,404,814)                                16,404,814
                                                 ------------

---------------------------------------------------------------------------

                                                       Shares        Value

---------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.3%
---------------------------------------------------------------------------
IBT Repurchase Agreement dated
06/30/2000 due 07/03/2000, with a
maturity value of $9,332,123 and an
effective yield of 6.03% collateralized by
Federal National Mortgage Association ARM
with a rate of 7.24%, a maturity date
of 07/01/2025 and a market value of $1,128,805,
Small Business Association with a rate of 7.26%,
a maturity date of 03/25/2017 and a
market value of $1,002,865, Federal National
Mortgage Association ARM with a rate of
7.62%, a maturity date of 11/01/2023 and a
market value of $6,289,721, Government
National Mortgage Association ARM with
a rate of 7.38%, a maturity date of
02/20/2024 and a market value of $1,372,817.       $9,326,854 $  9,326,854
                                                              ------------
TOTAL INVESTMENTS--105.9%
 **(Cost $282,953,243)                                         302,598,525
Other assets less liabilities--(5.9%)                          (16,968,654)
                                                              ------------
NET ASSETS--100.0%                                            $285,629,871
                                                              ============

Notes to the Schedule of Investments:
ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $282,953,243. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

    Unrealized appreciation      $ 38,674,612
    Unrealized depreciation       (19,029,330)
                                 ------------
    Net unrealized appreciation  $ 19,645,282
                                 ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

------------------------------------------------------------------
Vantagepoint Equity Income Fund                Shares        Value

------------------------------------------------------------------
COMMON STOCKS--95.4%
------------------------------------------------------------------
Aerospace & Defense--2.8%
 Boeing Company                                68,300 $  2,855,794
 Honeywell International, Inc.                166,337    5,603,478
 Lockheed Martin Corporation                   50,000    1,240,625
 Northrop Grumman Corporation                  37,200    2,464,500
                                                      ------------
                                                        12,164,397
                                                      ------------
Airlines--0.4%
 British Airways PLC ADR (United Kingdom)      29,000    1,667,500
                                                      ------------
Automotive--2.1%
 Delphi Automotive Systems Corporation         80,100    1,166,456
 Ford Motor Company                           111,081    4,776,483
 Genuine Parts Company                         42,552      851,040
 Johnson Controls, Inc.                        43,500    2,232,094
 *Visteon Corporation                          14,544      176,348
                                                      ------------
                                                         9,202,421
                                                      ------------
Banking--10.8%
 Associates First Capital Corporation         141,000    3,146,063
 Bank of America Corporation                   48,357    2,079,351
 Bank One Corporation                         133,325    3,541,445
 Chase Manhattan Corporation                   84,907    3,911,029
 Citigroup, Inc.                               86,900    5,235,725
 First Union Corporation                      125,304    3,109,106
 Fleet Boston Financial Corporation           145,608    4,950,672
 Mellon Financial Corporation                  72,056    2,625,541
 Mercantile Bankshares Corporation             30,400      906,300
 JP Morgan & Company, Inc.                     10,817    1,191,222
 National City Corporation                     27,000      460,688
 PNC Bank Corporation                          65,200    3,056,250
 US Bancorp                                   212,422    4,089,124
 Unionbancal Corporation                       67,700    1,256,681
 Wachovia Corporation                          55,517    3,011,797
 Washington Mutual, Inc.                       93,097    2,688,176
 Wells Fargo & Company                         31,300    1,212,875
                                                      ------------
                                                        46,472,045
                                                      ------------
Beverages, Food & Tobacco--7.1%
 Bestfoods                                     26,300    1,821,275
 Brown Forman Corporation                      20,500    1,101,875
 Campbell Soup Company                         26,712      777,987
 General Mills, Inc.                           69,022    2,640,092
 Heinz HJ Company                             144,849    6,337,144
 Hershey Foods Corporation                     40,900    1,991,319
 Hormel Foods Corporation                     139,400    2,343,663
 Philip Morris Companies, Inc.                256,400    6,810,625
 Sara Lee Corporation                          87,600    1,691,775
 Supervalu, Inc.                              144,300    2,750,719
 UST, Inc.                                     56,537      830,387
 Whitman Corporation                          101,800    1,259,775
                                                      ------------
                                                        30,356,636
                                                      ------------
Bio-Technology--2.3%
 Pharmacia Corporation                        191,066    9,875,724
                                                      ------------

-----------------------------------------------------------------------

                                                    Shares        Value

-----------------------------------------------------------------------
Chemicals--4.0%
 Air Products & Chemicals, Inc.                    147,600 $  4,547,925
 Dow Chemicals Company                             116,271    3,509,931
 Du Pont (E.I.) de Nemours & Company                41,446    1,813,263
 Great Lakes Chemical Corporation                   30,500      960,750
 Hercules, Inc.                                     48,000      675,000
 International Flavors & Fragrances                 45,900    1,385,606
 Lyondell Chemical Company                         114,500    1,917,875
 Occidental Petroleum Corporation                  121,800    2,565,413
                                                           ------------
                                                             17,375,763
                                                           ------------
Commercial Services--3.1%
 RR Donnelley & Sons Company                        70,000    1,579,375
 Dun & Bradstreet Corporation                       75,000    2,146,875
 Halliburton Company                                73,300    3,458,844
 Waste Management, Inc.                            314,900    5,983,100
                                                           ------------
                                                             13,168,194
                                                           ------------
Computers & Information--1.7%
 Compaq Computer Corporation                        50,000    1,278,125
 Hewlett-Packard Company                            11,100    1,386,113
 International Business Machines Corporation        40,400    4,426,325
                                                           ------------
                                                              7,090,563
                                                           ------------
Cosmetics & Personal Care--0.6%
 Gillette Company                                   30,000    1,048,125
 Procter & Gamble Company                           25,000    1,431,250
                                                           ------------
                                                              2,479,375
                                                           ------------
Diversified--1.0%
 Minnesota Mining & Manufacturing Company (3M)      15,090    1,244,925
 Newell Rubbermaid, Inc.                           124,500    3,205,875
                                                           ------------
                                                              4,450,800
                                                           ------------
Electronics--1.7%
 Emerson Electric Company                          110,700    6,683,513
 Motorola, Inc.                                     25,000      726,563
                                                           ------------
                                                              7,410,076
                                                           ------------
Entertainment & Leisure--0.5%
 Walt Disney Company                                50,000    1,940,625
                                                           ------------
Financial Services--1.7%
 CIT Group, Inc. Class A                           140,600    2,284,750
 Federal National Mortgage Association              68,406    3,569,938
 Merrill Lynch & Company, Inc.                      13,700    1,575,500
                                                           ------------
                                                              7,430,188
                                                           ------------
Food Retailers--0.9%
 Albertson's, Inc.                                 112,200    3,730,650
                                                           ------------

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Vantagepoint Equity Income Fund                 Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
Forest Products & Paper--2.8%
 Consolidated Papers, Inc.                      36,000 $  1,316,250
 Fort James Corporation                        150,100    3,471,063
 International Paper Company                   189,368    5,645,534
 Kimberly-Clark Corporation                     30,359    1,741,848
                                                       ------------
                                                         12,174,695
                                                       ------------
Health Care Providers--0.7%
 HCA-The Healthcare Company                     98,500    2,991,938
                                                       ------------
Heavy Machinery--3.5%
 Baker Hughes, Inc.                            213,600    6,835,184
 Black & Decker Corporation                     68,400    2,688,975
 Caterpillar, Inc.                              30,777    1,042,571
 Grainger WW, Inc.                              30,000      924,375
 Pall Corporation                               79,500    1,470,750
 Rockwell International Corporation             21,000      661,500
 Stanley Works                                  65,000    1,543,750
                                                       ------------
                                                         15,167,105
                                                       ------------
Home Furnishings & Appliances--0.3%
 Whirlpool Corporation                          29,700    1,384,763
                                                       ------------
Household Products--0.1%
 Fortune Brands, Inc.                           24,765      571,143
                                                       ------------
Insurance--5.6%
 Allstate Corporation                          132,100    2,939,225
 American General Corporation                   26,783    1,633,763
 Cigna Corporation                              38,300    3,581,050
 Chubb Corporation                              15,700      965,550
 Hartford Financial Services Group              76,200    4,262,438
 Lincoln National Corporation                   22,286      805,082
 Unumprovident Corporation                      70,000    1,404,375
 ACE Ltd.                                      128,900    3,609,200
 XL Captial Ltd.                                92,100    4,984,913
                                                       ------------
                                                         24,185,596
                                                       ------------
Lodging--0.8%
 Hilton Hotels Corporation                     180,000    1,687,500
 Starwood Hotels & Resorts Worldwide, Inc.      53,000    1,712,563
                                                       ------------
                                                          3,400,063
                                                       ------------
Media--Broadcasting &
Publishing--0.6%
 Knight Ridder, Inc.                            29,000    1,542,438
 Reader's Digest Association, Inc. Class A      26,000    1,033,500
                                                       ------------
                                                          2,575,938
                                                       ------------
Medical Equipment & Supplies--1.6%
 Baxter International, Inc.                     65,400    4,598,438
 Becton Dickinson & Company                     81,200    2,329,425
                                                       ------------
                                                          6,927,863
                                                       ------------
Metals & Mining--1.9%
 Alcoa, Inc.                                   146,600    4,251,400
 Cooper Industries, Inc.                       109,000    3,549,313
 Hubbell, Inc. Class B                          22,000      561,000
                                                       ------------
                                                          8,361,713
                                                       ------------

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
Office Equipment & Supplies--1.1%
 Ikon Office Solutions, Inc.                308,200 $  1,194,275
 Xerox Corporation                          175,700    3,645,775
                                                    ------------
                                                       4,840,050
                                                    ------------
Oil & Gas--10.2%
 Amerada Hess Corporation                    31,000    1,914,250
 BP Amoco PLC ADR (United Kingdom)          148,154    8,379,961
 Chevron Corporation                         54,466    4,619,398
 Conoco, Inc.                               143,300    3,152,600
 Exxon Mobil Corporation                     57,380    4,504,330
 Phillips Petroleum Company                  68,900    3,492,369
 Repsol SA ADR (Spain)                      119,400    2,365,613
 Royal Dutch Petroleum Company               30,781    1,894,955
 Texaco, Inc.                               136,632    7,275,654
 Total Fina SA ADR (France)                  39,300    3,018,731
 Unocal Corporation                          45,000    1,490,625
 Williams Companies, Inc.                    45,500    1,896,781
                                                    ------------
                                                      44,005,267
                                                    ------------
Pharmaceuticals--3.1%
 Abbott Laboratories                        122,174    5,444,379
 American Home Products Corporation          83,247    4,890,761
 Bristol-Myers Squibb Company                27,900    1,625,175
 Merck & Company, Inc.                       20,134    1,542,768
                                                    ------------
                                                      13,503,083
                                                    ------------
Photographic Equipment &
Supplies--0.4%
 Eastman Kodak Company                       29,741    1,769,590
                                                    ------------
Real Estate--1.9%
 Crescent Real Estate Equities Co. REIT      86,500    1,773,250
 Equity Office Properties Trust              76,500    2,108,531
 Rouse Company                              100,000    2,475,000
 Simon Property Group, Inc.                  80,000    1,775,000
                                                    ------------
                                                       8,131,781
Restaurants--0.7%
 Wendy's International, Inc.                167,000    2,974,688
                                                    ------------
Retailers--3.2%
 *K Mart Corporation                        340,500    2,319,656
 May Department Stores Company              110,465    2,651,160
 Nordstrom, Inc.                             29,200      704,450
 J.C. Penney Company, Inc.                  151,721    2,797,356
 *Toys "R" Us, Inc.                         356,200    5,187,163
                                                    ------------
                                                      13,659,785
                                                    ------------
Telecommunications--6.9%
 AT&T Corporation                            74,200    2,346,575
 Alltel Corporation                          60,300    3,734,831
 Bell Atlantic Corporation                   88,300    4,486,744
 GTE Corporation                            100,362    6,247,535
 SBC Communications, Inc.                   169,899    7,348,132
 Sprint Corporation (FON Group)              40,000    2,040,000
 US West, Inc.                               40,123    3,440,547
                                                    ------------
                                                      29,644,364
                                                    ------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Vantagepoint Equity Income Fund               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Transportation--2.4%
 Burlington Northern Santa Fe                 71,300 $  1,635,444
 CSX Corporation                              80,000    1,695,000
 Norfolk Southern Corporation                211,040    3,139,220
 Union Pacific Corporation                   107,197    3,986,388
                                                     ------------
                                                       10,456,052
                                                     ------------
Utilities--6.9%
 Cinergy Corporation                         189,200    4,812,775
 Dominion Resources, Inc.                     32,700    1,402,013
 Duke Energy Corporation                      25,684    1,447,936
 Entergy Corporation                         144,800    3,936,750
 FPL Group, Inc.                              29,040    1,437,480
 Firstenergy Corporation                      41,000      958,375
 Northeast Utilities                         217,200    4,724,100
 Pinnacle West Capital Corporation            53,700    1,819,088
 Reliant Energy, Inc.                        162,400    4,800,950
 Scottish Power PLC ADR (United Kingdom)      25,416      849,848
 Southern Company                             49,305    1,149,423
 Unicom Corporation                           64,300    2,487,606
                                                     ------------
                                                       29,826,344
                                                     ------------
TOTAL COMMON STOCKS
(Cost $435,733,006)                                   411,366,778
                                                     ------------

--------------------------------------------------------------------------------------------------
Coupon              Maturity
 Rate                 Date                                 Face

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.6%
--------------------------------------------------------------------------------------------------
Banking--0.7%
 Tulip Funding Corporation
 6.56%             07/17/2000                        $3,000,000                          2,983,053
Insurance--0.6%
 Fortis Finance NV
 6.53%             07/07/2000                         2,500,000                          2,486,849
Utilities--0.3%
 Alabama Power Company
 6.60%             07/24/2000                         1,500,000                          1,490,925
                                                                                      ------------
TOTAL COMMERCIAL PAPER
(Cost $6,960,827)                                                                        6,960,827
                                                                                      ------------

----------------------------------------------------------
CASH EQUIVALENTS--4.0%
----------------------------------------------------------
Institutional Money Market Funds--1.2%
 ++Janus Money Market Fund          1,611,972    1,611,972
 ++Merrimac Cash Fund-Premium Class 3,592,903    3,592,903
                                              ------------
                                                 5,204,875
                                              ------------
Bank & Certificate Deposits/Offshore Time
Deposits--2.5%
 ++American Express Centurion Bank  2,315,183    2,315,183
 ++Bank of Montreal                 1,289,577    1,289,577
 ++Credit Agricole Indosuez         1,937,345    1,937,345
 ++Fleet National Bank              2,320,334    2,320,334
 ++Royal Bank of Scotland PLC       2,899,170    2,899,170
                                              ------------
                                                10,761,609
                                              ------------

----------------------------------------------------------------------

                                                    Face        Value

----------------------------------------------------------------------
 Floating Rate Instruments/
 Master Notes--0.3%
  ++Bank of America                         $    484,014 $    484,014
  ++First Union National Bank                    322,395      322,395
  ++Goldman Sachs & Co                           387,211      387,211
  ++Morgan Stanley Dean Witter & Co              222,395      222,395
                                                         ------------
                                                            1,416,015
                                                         ------------
 TOTAL CASH EQUIVALENTS (Cost $17,382,499)                 17,382,499
                                                         ------------
----------------------------------------------------------------------
 REPURCHASE AGREEMENTS--2.7%
----------------------------------------------------------------------
 IBT Repurchase Agreement dated 06/30/2000 due
 07/03/2000, with a maturity value of $11,800,597 and an
 effective yield of 6.03% collateralized by Small
 Business Association with a rate of 9.13%, a maturity
 date of 03/25/2023 and a market value of $3,577,087,
 Federal Home Loan Mortgage Corporation ARM with a rate
 of 6.41%, a maturity date of 01/01/2021 and a market
 value of $214,631, Federal National Mortgage
 Association CMO with a rate of 5.72%, a maturity date
 of 06/25/2023 and a
 market value of $8,593,019.                $ 11,794,670 $ 11,794,670
                                                         ------------
 TOTAL INVESTMENTS--104.2%
  ** (Cost $471,871,002)                                  447,504,775
 Other assets less liabilities--(4.2%)                    (17,965,423)
                                                         ------------
 NET ASSETS 100.0%                                       $429,539,352
                                                         ============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
CMO  Collateralized Mortgage Obligation
REIT  Real Estate Investment Trust
 *  Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $471,871,002. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

    Unrealized appreciation      $  36,974,513
    Unrealized depreciation        (61,340,740)
                                 -------------
    Net unrealized depreciation  $ (24,366,227)
                                 =============

++  Represents collateral received from securities lending transactions.

Schedule of Investments

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Vantagepoint Asset Allocation Fund         Shares          Value

----------------------------------------------------------------
COMMON STOCKS--56.6%
----------------------------------------------------------------
Advertising--0.1%
 Interpublic Group, Inc.                   14,300 $      614,900
 Omnicom Group                              8,400        748,125
 Young & Rubicam, Inc.                      3,300        188,719
                                                  --------------
                                                       1,551,744
                                                  --------------
Aerospace & Defense--0.5%
 Boeing Company                            42,992      1,797,603
 General Dynamics Corporation               9,600        501,600
 Honeywell International, Inc.             37,725      1,270,861
 Lockheed Martin Corporation               18,800        466,475
 Northrop Grumman Corporation               3,300        218,625
 Raytheon Company Class B                  16,100        309,925
 TRW, Inc.                                  5,800        251,575
 *Teledyne Technologies, Inc.                   0              2
 Textron, Inc.                              6,800        369,325
                                                  --------------
                                                       5,185,991
                                                  --------------
Airlines--0.1%
 *AMR Corporation                           7,000        185,063
 Delta Air Lines, Inc.                      5,800        293,263
 Southwest Airlines, Inc.                  23,975        454,027
 *US Airways Group, Inc.                    3,100        120,900
                                                  --------------
                                                       1,053,253
                                                  --------------
Automotive--0.6%
 Cooper Tire & Rubber Company               3,600         40,050
 Dana Corporation                           7,124        150,940
 Delphi Automotive Systems Corporation     26,635        387,872
 Ford Motor Company                        57,314      2,464,502
 General Motors Corporation                25,400      1,474,788
 Genuine Parts Company                      8,325        166,500
 Goodyear Tire & Rubber Company             7,400        148,000
 Harley-Davidson, Inc.                     14,400        554,400
 ITT Industries, Inc.                       4,100        124,538
 Johnson Controls, Inc.                     4,100        210,381
 *Navistar International Corporation        3,000         93,188
 *Visteon Corporation                       7,504         90,990
                                                  --------------
                                                       5,906,149
                                                  --------------
Banking--3.8%
 Amsouth Bancorp                           18,600        292,950
 Associates First Capital Corporation      34,542        770,718
 BB&T Corporation                          16,500        393,938
 Bank of America Corporation               78,516      3,376,188
 Bank of New York Company, Inc.            35,000      1,627,500
 Bank One Corporation                      54,369      1,444,177
 Capital One Financial Corporation          9,400        419,475
 Charter One Financial, Inc.                5,400        124,200
 Chase Manhattan Corporation               58,620      2,700,184
 Citigroup, Inc.                          159,872      9,632,288
 Comerica, Inc.                             7,450        334,319
 Fifth Third Bancorp                       14,650        926,613
 First Union Corporation                   46,484      1,153,384
 Firstar Corporation                       46,001        968,890
 Fleet Boston Financial Corporation        42,726      1,452,677
 Golden West Financial Corporation          7,500        306,094

-------------------------------------------------------------

                                        Shares          Value

-------------------------------------------------------------
 Household International, Inc.          22,319 $      927,633
 Huntington Bancshares, Inc.            10,797        170,728
 KeyCorp                                20,600        363,075
 MBNA Corporation                       37,927      1,028,770
 Mellon Financial Corporation           23,300        848,994
 JP Morgan & Company, Inc.               7,700        847,963
 National City Corporation              28,700        489,694
 Northern Trust Corporation             10,500        683,156
 PNC Bank Corporation                   13,800        646,875
 Regions Financial Corporation          10,300        204,713
 SLM Holding Corporation                 7,400        277,038
 Safeco Corporation                      6,000        119,250
 Southtrust Corporation                  7,900        178,738
 State Street Corporation                7,600        806,075
 Summit Bancorp                          8,300        204,388
 Suntrust Banks, Inc.                   14,300        653,331
 Synovus Financial Corporation          13,100        230,888
 US Bancorp                             35,624        685,762
 Union Planters Corporation              6,400        178,800
 Wachovia Corporation                    9,600        520,800
 Washington Mutual, Inc.                25,943        749,104
 Wells Fargo & Company                  76,360      2,958,950
                                               --------------
                                                   39,698,320
                                               --------------
Beverages, Food & Tobacco--2.3%
 Anheuser Busch Companies, Inc.         21,400      1,598,313
 Archer-Daniels-Midland Company         28,840        282,993
 Bestfoods                              13,000        900,250
 Brown Forman Corporation                3,300        177,375
 Campbell Soup Company                  20,200        588,325
 Coca Cola Company                     117,200      6,731,675
 Coca Cola Enterprises, Inc.            19,900        324,619
 Conagra, Inc.                          23,300        444,156
 Adolph Coor Company Class B             1,800        108,900
 General Mills, Inc.                    13,800        527,850
 Heinz HJ Company                       16,650        728,438
 Hershey Foods Corporation               6,600        321,338
 Kellogg Company                        19,200        571,200
 Nabisco Group Holdings Corporation     15,400        399,438
 Pepsico, Inc.                          68,300      3,035,081
 Philip Morris Companies, Inc.         108,400      2,879,375
 Quaker Oats Company                     6,200        465,775
 Ralston-Ralston Purina Group           14,300        285,106
 Sara Lee Corporation                   41,200        795,675
 Supervalu, Inc.                         6,200        118,188
 Sysco Corporation                      15,700        661,363
 UST, Inc.                               8,100        118,969
 Unilever NV                            27,134      1,166,762
 WM Wrigley Jr. Company                  5,400        433,013
                                               --------------
                                                   23,664,177
                                               --------------
Bio-Technology--0.3%
 Pharmacia Corporation                  59,566      3,078,818
                                               --------------
Building Materials--0.6%
 Home Depot, Inc.                      109,500      5,468,156
 Louisiana Pacific Corporation           5,000         54,375
 Lowe's Companies, Inc.                 18,100        743,231
 Owens Corning                           2,600         24,050
 Vulcan Materials Company                4,800        204,900
                                               --------------
                                                    6,494,712
                                               --------------

June 30, 2000 (Unaudited)

------------------------------------------------------------------
Vantagepoint Asset Allocation Fund           Shares          Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
Chemicals--0.6%
 Air Products & Chemicals, Inc.              10,900 $      335,856
 Avery-Dennison Corporation                   5,300        355,763
 Clorox Company                              11,100        497,419
 Dow Chemicals Company                       31,287        944,476
 Du Pont (E.I.) de Nemours & Company         49,700      2,174,375
 Eastman Chemical Company                     3,675        175,481
 Engelhard Corporation                        5,937        101,300
 BF Goodrich Company                          5,200        177,125
 *W.R. Grace & Company                        3,400         41,225
 Great Lakes Chemical Corporation             2,600         81,900
 Hercules, Inc.                               5,000         70,313
 International Flavors & Fragrances           4,900        147,919
 Occidental Petroleum Corporation            17,390        366,277
 Praxair, Inc.                                7,500        280,781
 Rohm & Haas Company                         10,275        354,488
 Tupperware Corporation                       2,700         59,400
 Union Carbide Corporation                    6,400        316,800
                                                    --------------
                                                         6,480,898
                                                    --------------
Commercial Services--0.4%
 *Allied Waste Industries, Inc.               8,900         89,000
 H&R Block, Inc.                              4,600        148,925
 *Cendant Corporation                        33,500        469,000
 *Ceridian Corporation                        6,800        163,625
 *Convergys Corporation                       3,500        181,563
 Deluxe Corporation                           3,400         80,113
 RR Donnelley & Sons Company                  5,700        128,606
 Dun & Bradstreet Corporation                 7,700        220,413
 Equifax, Inc.                                6,700        175,875
 Halliburton Company                         21,000        990,938
 Paychex, Inc.                               17,550        737,100
 *Quintiles Transnational Corporation         5,400         76,275
 Ryder System, Inc.                           2,800         53,025
 Waste Management, Inc.                      29,427        559,113
                                                    --------------
                                                         4,073,571
                                                    --------------
Communications--1.7%
 *ADC Telecommunications, Inc.               14,300      1,199,413
 *Andrew Corporation                          3,787        127,101
 Lucent Technologies, Inc.                  154,219      9,137,476
 *Network Appliance, Inc.                    14,400      1,159,200
 *Nextel Communications, Inc. Class A        36,000      2,202,750
 *Qualcomm, Inc.                             35,100      2,106,000
 Scientific Atlanta, Inc.                     7,500        558,750
 *Tellabs, Inc.                              19,100      1,307,156
                                                    --------------
                                                        17,797,846
                                                    --------------
Computer Software & Processing--5.3%
 Adobe Systems, Inc.                          5,700        741,000
 *America Online, Inc.                      108,500      5,723,375
 Autodesk, Inc.                               2,700         93,656
 Automatic Data Processing, Inc.             29,700      1,590,806
 *BMC Software, Inc.                         11,600        423,219
 *Citrix Systems, Inc.                        8,500        160,969
 Computer Associates International, Inc.     27,925      1,429,411
 *Compuware Corporation                      17,000        176,375

----------------------------------------------------------------------

                                                 Shares          Value

----------------------------------------------------------------------
 Electronic Data Systems Corporation             22,100 $      911,625
 First Data Corporation                          19,500        967,688
 *Microsoft Corporation                         249,100     19,928,000
 *NCR Corporation                                 4,600        179,113
 *Novell, Inc.                                   15,500        143,375
 *Oracle Corporation                            134,160     11,277,825
 *Parametric Technology Corporation              13,000        143,000
 *Peoplesoft, Inc.                               12,700        212,725
 *Sapient Corporation                             2,800        299,425
 Shared Medical Systems Corporation               1,300         94,819
 *Siebel Systems, Inc.                            9,500      1,553,844
 *Sun Microsystems, Inc.                         75,100      6,829,406
 *Unisys Corporation                             14,700        214,069
 *Veritas Software Corporation                   18,500      2,090,789
                                                        --------------
                                                            55,184,514
                                                        --------------
Computers & Information--7.9%
 *Apple Computer, Inc.                           15,400        806,575
 *Cabletron Systems, Inc.                         8,600        217,150
 *Cisco Systems, Inc.                           329,500     20,943,844
 Compaq Computer Corporation                     80,469      2,056,989
 *Computer Sciences Corporation                   8,000        597,500
 *Comverse Technology, Inc.                       7,300        678,900
 *Dell Computer Corporation                     121,900      6,011,194
 *EMC Corporation                               102,800      7,909,175
 *Gateway, Inc.                                  15,100        856,925
 Hewlett-Packard Company                         47,400      5,919,075
 IMS Health, Inc.                                14,000        251,998
 Intel Corporation                              158,600     21,202,838
 International Business Machines Corporation     84,000      9,203,250
 *Lexmark International Group, Inc.               6,100        410,225
 *MIPS Technologies Class B                           6            217
 Pitney Bowes, Inc.                              12,200        488,000
 *Sabre Holdings Corporation                      6,131        174,729
 *Seagate Technology, Inc.                       10,300        566,500
 *3 Com Corporation                              16,300        939,288
 *Yahoo!, Inc.                                   25,800      3,195,975
                                                        --------------
                                                            82,430,347
                                                        --------------
Construction--0.0%
 Centex Corporation                               2,800         65,800
 Fluor Corporation                                3,600        113,850
 Kaufman and Broad Home Corporation               2,200         43,588
 McDermott International, Inc.                    2,800         24,675
 Pulte Corporation                                2,000         43,250
                                                        --------------
                                                               291,163
                                                        --------------
Containers & Packaging--0.0%
 Ball Corporation                                 1,400         45,063
 Bemis Company                                    2,500         84,063
 Crown Cork & Seal Company, Inc.                  5,900         88,500
 *Pactiv Corporation                              8,100         63,788
 *Sealed Air Corporation                          3,965        207,667
                                                        --------------
                                                               489,081
                                                        --------------
Cosmetics & Personal Care--0.7%
 Alberto Culver Company Class B                   2,600         79,463
 Avon Products, Inc.                             11,200        498,400
 Colgate-Palmolive Company                       27,300      1,634,588

June 30, 2000 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Asset Allocation Fund                 Shares          Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 Ecolab, Inc.                                       6,100 $      238,281
 Gillette Company                                  49,500      1,729,406
 Procter & Gamble Company                          62,000      3,549,500
 *Water Pik Tecnologies, Inc.                           0              2
                                                          --------------
                                                               7,729,640
                                                          --------------
Diversified--3.1%
 General Electric Company                         468,300     24,819,900
 Loews Corporation                                  4,700        282,000
 Minnesota Mining & Manufacturing Company (3M)     18,800      1,551,000
 Nacco Industries, Inc. Class A                       200          7,025
 Newell Rubbermaid, Inc.                           12,560        323,420
 PerkinElmer, Inc.                                  2,200        145,475
 Seagram Company Ltd.                              20,572      1,193,176
 Temple Inland, Inc.                                2,500        105,000
 Tyco International Ltd.                           79,952      3,787,726
                                                          --------------
                                                              32,214,722
                                                          --------------
Electronics--2.3%
 *Adaptec, Inc.                                     5,000        113,750
 *Advanced Micro Devices, Inc.                      7,000        540,750
 *Agilent Technologies, Inc.                       21,269      1,568,589
 *Altera Corporation                                9,500        968,406
 *American Power Conversion Corporation             9,100        371,394
 *Analog Devices, Inc.                             16,600      1,261,600
 *Conexant Systems, Inc.                           10,200        495,975
 Emerson Electric Company                          20,200      1,219,575
 *Energizer Holdings, Inc.                              1             18
 *LSI Logic Corporation                            14,100        763,163
 Linear Technology Corporation                     14,800        946,275
 *Maxim Integrated Products, Inc.                  13,200        896,775
 *Micron Technology, Inc.                          25,700      2,263,206
 Molex, Inc.                                        9,275        446,359
 Motorola, Inc.                                   101,490      2,949,553
 *National Semiconductor Corporation                8,200        465,350
 National Service Industries, Inc.                  1,900         37,050
 *Novellus System, Inc.                             6,200        350,688
 *Sanmina Corporation                               1,000         85,500
 *Solectron Corporation                            28,200      1,180,875
 *Teradyne, Inc.                                    8,200        602,700
 Texas Instruments, Inc.                           77,300      5,309,544
 Thomas & Betts Corporation                         2,700         51,638
 *Xilinx, Inc.                                     15,200      1,254,950
                                                          --------------
                                                              24,143,683
                                                          --------------
Entertainment & Leisure--0.9%
 Carnival Corporation                              28,600        557,700
 Walt Disney Company                               98,400      3,819,150
 *Harrah's Entertainment, Inc.                      5,750        120,391
 Hasbro, Inc.                                       8,075        121,630
 Mattel, Inc.                                      19,978        263,460
 Time Warner, Inc.                                 62,340      4,737,840
                                                          --------------
                                                               9,620,171
                                                          --------------
Financial Services--1.8%
 American Express Company                          63,300      3,299,513
 Bear Stearns & Company, Inc.                       5,233        217,824
 Countrywide Credit Industries, Inc.                5,300        160,656
 Federal Home Loan Mortgage Corporation            33,100      1,340,550

----------------------------------------------------------------

                                           Shares          Value

----------------------------------------------------------------
 Federal National Mortgage Association     47,800 $    2,494,563
 Franklin Resources, Inc.                  11,500        349,313
 Lehman Brothers, Inc.                      5,700        539,006
 Merrill Lynch & Company, Inc.             18,100      2,081,500
 Morgan Stanley Dean Witter & Company      53,630      4,464,698
 Old Kent Financial Corporation             6,510        174,143
 Paccar, Inc.                               3,710        147,241
 Paine Webber Group, Inc.                   6,800        309,400
 T. Rowe Price Associates, Inc.             5,700        242,250
 Providian Financial Corporation            6,800        612,000
 Charles Schwab & Company, Inc.            64,522      2,169,552
 Worthington Industries, Inc.               4,175         43,838
                                                  --------------
                                                      18,646,047
                                                  --------------
Food Retailers--0.2%
 Albertson's, Inc.                         20,042        666,397
 Great Atlantic & Pacific Tea Company       1,800         29,925
 *Kroger Company                           39,500        871,469
 Winn Dixie, Inc.                           6,900         98,756
                                                  --------------
                                                       1,666,547
                                                  --------------
Forest Products & Paper--0.3%
 Boise Cascade Corporation                  2,700         69,863
 Fort James Corporation                     9,700        224,313
 Georgia-Pacific Group                      8,000        210,000
 International Paper Company               22,902        682,766
 Kimberly-Clark Corporation                26,420      1,515,848
 Mead Corporation                           4,900        123,725
 Potlatch Corporation                       1,300         43,063
 Westvaco Corporation                       4,700        116,619
 Weyerhaeuser Company                      11,000        473,000
 Willamette Industries, Inc.                5,200        141,700
                                                  --------------
                                                       3,600,897
                                                  --------------
Health Care Providers--0.2%
 The Healthcare Company-HCA                26,377        801,201
 *Healthsouth Corporation                  18,300        131,531
 *Manor Care, Inc.                          4,800         33,600
 *Tenet Healthcare Corporation             14,800        399,600
 UnitedHealth Group, Inc.                   7,700        660,275
                                                  --------------
                                                       2,026,207
                                                  --------------
Heavy Machinery--0.8%
 *Applied Materials, Inc.                  38,300      3,470,938
 Baker Hughes, Inc.                        15,680        501,760
 Black & Decker Corporation                 4,100        161,181
 Briggs & Stratton Corporation              1,100         37,675
 Caterpillar, Inc.                         16,500        558,938
 Cummins Engine Company, Inc.               1,900         51,775
 Deere & Company                           11,100        410,700
 Dover Corporation                          9,700        393,456
 Eaton Corporation                          3,500        234,500
 Grainger WW, Inc.                          4,400        135,575
 Ingersoll Rand Company                     7,650        307,913
 Milacron, Inc.                             1,700         24,650
 Pall Corporation                           5,766        106,671
 Parker-Hannifin Corporation                5,225        178,956
 Rockwell International Corporation         9,000        283,500
 Stanley Works                              4,200         99,750

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Vantagepoint Asset Allocation Fund      Shares          Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Timken Company                          2,900 $       54,013
 United Technologies Corporation        22,300      1,312,913
                                               --------------
                                                    8,324,864
                                               --------------
Home Furnishings & Appliances--0.4%
 Armstrong Holdings, Inc.                1,900         29,094
 Corning, Inc.                          13,100      3,535,363
 Leggett & Platt, Inc.                   9,300        153,450
 Maytag Corporation                      3,700        136,438
 Whirlpool Corporation                   3,500        163,188
                                               --------------
                                                    4,017,533
                                               --------------
Household Products--0.1%
 Fortune Brands, Inc.                    7,500        172,969
 Illinois Tool Works, Inc.              14,300        815,100
 *Owens-Illinois, Inc.                   7,100         82,981
 PPG Industries, Inc.                    8,224        364,426
 Snap-On, Inc.                           2,750         73,219
                                               --------------
                                                    1,508,695
                                               --------------
Insurance--1.7%
 AFLAC Corporation                      12,600        578,813
 Aetna, Inc.                             6,837        438,850
 Allstate Corporation                   35,238        784,046
 American General Corporation           11,724        715,164
 American International Group, Inc.     72,990      8,576,325
 Aon Corporation                        12,125        376,633
 Cigna Corporation                       7,700        719,950
 Chubb Corporation                       8,360        514,140
 Cincinnati Financial Corporation        7,600        238,925
 Conseco, Inc.                          15,406        150,209
 Hartford Financial Services Group      10,200        570,563
 *Humana, Inc.                           7,900         38,513
 Jefferson Pilot Corporation             4,925        277,955
 Lincoln National Corporation            9,100        328,738
 MBIA, Inc.                              4,700        226,481
 MGIC Investment Corporation             5,000        227,500
 Marsh & McLennan Companies, Inc.       12,700      1,326,356
 Progressive Corporation                 3,500        259,000
 St. Paul Companies, Inc.               10,004        341,387
 Torchmark Corporation                   6,200        153,063
 Unumprovident Corporation              11,318        227,067
 *Wellpoint Health Networks              3,000        217,313
                                               --------------
                                                   17,286,991
                                               --------------
Lodging--0.1%
 Hilton Hotels Corporation              17,500        164,063
 Marriott International Class A         11,300        407,506
                                               --------------
                                                      571,569
                                               --------------
Media--Broadcasting & Publishing--1.0%
 American Greetings Corporation          3,000         57,000
 *Clear Channel Communications          16,100      1,207,500
 *Comcast Corporation                   42,500      1,721,250
 Dow Jones & Company, Inc.               4,200        307,650
 Gannett Company, Inc.                  12,600        753,638
 Knight Ridder, Inc.                     3,700        196,794
 McGraw-Hill Companies, Inc.             9,200        496,800
 Meredith Corporation                    2,400         81,000
 New York Times Company                  8,000        316,000

----------------------------------------------------------------

                                           Shares          Value

----------------------------------------------------------------
 Tribune Company                           14,600 $      511,000
 *Viacom, Inc. Class B                     72,281      4,928,661
                                                  --------------
                                                      10,577,293
                                                  --------------
Medical Equipment & Supplies--1.4%
 Allergan, Inc.                             6,200        461,900
 *Alza Corporation                          4,800        283,800
 Bard C.R., Inc.                            2,400        115,500
 Bausch & Lomb, Inc.                        2,506        193,902
 Baxter International, Inc.                13,800        970,313
 Becton Dickinson & Company                11,900        341,381
 Biomet, Inc.                               5,300        203,719
 *Boston Scientific Corporation            19,300        423,394
 *Guidant Corporation                      14,600        722,700
 Johnson & Johnson                         65,900      6,713,563
 *KLA-Tencor Corporation                    8,700        509,494
 Mallinckrodt, Inc.                         3,200        139,000
 Medtronics, Inc.                          56,700      2,824,369
 PE Corporation                             9,800        645,575
 *St. Jude Medical, Inc.                    3,950        181,206
 Tektronix, Inc.                            2,250        166,500
 *Thermo Electron Corporation               7,300        153,756
                                                  --------------
                                                      15,050,072
                                                  --------------
Metals & Mining--0.4%
 Alcan Aluminum Ltd.                       10,400        322,400
 Alcoa, Inc.                               40,960      1,187,840
 Allegheny Technologies, Inc.               4,383         78,894
 Barrick Gold Corporation                  18,700        340,106
 *Bethlehem Steel Corporation               6,200         22,088
 Cooper Industries, Inc.                    4,400        143,275
 Crane Company                              2,825         68,683
 Danaher Corporation                        6,700        331,231
 *Freeport-McMoRan Copper & Gold, Inc.      7,700         71,225
 Homestake Mining Company                  12,300         84,563
 *Inco Ltd.                                 9,100        139,913
 Masco Corporation                         21,200        382,925
 Newmont Mining Corporation                 7,868        170,146
 Nucor Corporation                          4,000        132,750
 Phelps Dodge Corporation                   3,728        138,635
 Placer Dome, Inc.                         15,400        147,263
 USX US Steel Group, Inc.                   4,120         76,478
                                                  --------------
                                                       3,838,415
                                                  --------------
Office Equipment & Supplies--0.1%
 Ikon Office Solutions, Inc.                7,100         27,513
 Xerox Corporation                         31,500        653,625
                                                  --------------
                                                         681,138
                                                  --------------
Oil & Gas--3.4%
 Amerada Hess Corporation                   4,300        265,525
 Anadarko Petroleum Corporation             6,100        300,806
 Apache Corporation                         5,400        317,588
 Ashland, Inc.                              3,400        119,213
 Burlington Resources, Inc.                10,302        394,052
 Chevron Corporation                       30,900      2,620,706
 Coastal Corporation                       10,200        620,925
 Columbia Energy Group                      3,800        249,375
 Conoco, Inc. Class B                      29,600        727,050
 Eastern Enterprises                        1,300         81,900
 El Paso Energy Corporation                10,900        555,219
 Enron Corporation                         34,700      2,238,150
 Exxon Mobil Corporation                  165,029     12,954,777
 Kerr-McGee Corporation                     4,471        263,510
 Nicor, Inc.                                2,200         71,775

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Vantagepoint Asset Allocation Fund       Shares          Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 Oneok, Inc.                              1,400 $       36,313
 Peoples Energy Corporation               1,700         55,038
 Phillips Petroleum Company              12,000        608,250
 *Rowan Companies, Inc.                   4,400        133,650
 Royal Dutch Petroleum Company          101,500      6,248,594
 Schlumberger Ltd.                       26,300      1,962,638
 Sempra Energy                            9,669        164,373
 Sunoco, Inc.                             4,300        126,581
 Texaco, Inc.                            26,200      1,395,150
 Tosco Corporation                        6,800        192,525
 USX Marathon Group                      14,700        368,419
 Union Pacific Resources Group, Inc.     11,903        261,866
 Unocal Corporation                      11,510        381,269
 Williams Companies, Inc.                20,700        862,931
 Transocean Sedco Forex, Inc.             9,911        529,619
                                                --------------
                                                    35,107,787
                                                --------------
Pharmaceuticals--4.8%
 Abbott Laboratories                     73,100      3,257,519
 American Home Products Corporation      61,800      3,630,750
 *Amgen, Inc.                            48,600      3,414,150
 *Biogen, Inc.                            7,000        451,500
 Bristol-Myers Squibb Company            93,500      5,446,375
 Cardinal Health, Inc.                   13,100        969,400
 Eli Lilly & Company                     53,500      5,343,313
 McKesson HBOC, Inc.                     13,289        278,238
 *MedImmune, Inc.                         9,900        732,600
 Merck & Company, Inc.                  109,000      8,352,125
 Millipore Corporation                    2,100        158,288
 Pfizer, Inc.                           298,100     14,308,800
 Schering-Plough Corporation             69,500      3,509,750
 Sigma Aldrich Corporation                4,000        117,000
 *Watson Pharmaceutical, Inc.             4,600        247,250
                                                --------------
                                                    50,217,058
                                                --------------
Photographic Equipment &
Supplies--0.1%
 Eastman Kodak Company                   14,700        874,650
 Polaroid Corporation                     2,100         37,931
                                                --------------
                                                       912,581
                                                --------------
Restaurants--0.3%
 Darden Restaurants, Inc.                 5,800         94,250
 McDonald's Corporation                  63,400      2,088,238
 *Starbucks Corporation                   8,700        332,231
 *Tricon Global Restaurants, Inc.         6,950        196,338
 Wendy's International, Inc.              5,500         97,969
                                                --------------
                                                     2,809,026
                                                --------------
Retailers--2.5%
 *Autozone, Inc.                          6,300        138,600
 *Bed Bath & Beyond, Inc.                 6,600        239,250
 *Best Buy Company, Inc.                  9,700        613,525
 CCS Corporation                         18,500        740,000
 Circuit City Stores                      9,600        318,600
 *Consolidated Stores Corporation         5,200         62,400
 *Costco Wholesale Corporation           21,176        698,808
 Dillards, Inc. Class A                   4,400         53,900
 Dollar General                          15,540        303,030
 *Federated Department Stores            10,000        337,500
 Gap, Inc.                               40,287      1,258,969
 Harcourt General, Inc.                   3,402        184,984

----------------------------------------------------------------

                                           Shares          Value

----------------------------------------------------------------
 *K Mart Corporation                       23,000 $      156,688
 *Kohls Corporation                        15,500        862,188
 Limited, Inc.                             20,400        441,150
 Longs Drugstores Corporation               1,800         39,150
 May Department Stores Company             15,800        379,200
 Nordstrom, Inc.                            6,400        154,400
 *Office Depot, Inc.                       15,600         97,500
 J.C. Penney Company, Inc.                 12,300        226,781
 RadioShack Corporation                     8,800        416,900
 Rite Aid Corporation                      12,300         80,719
 *Safeway, Inc.                            23,500      1,060,438
 Sears Roebuck & Company                   16,700        544,838
 Sherwin Williams Company                   7,800        165,263
 *Staples, Inc.                            22,300        342,863
 TJX Companies, Inc.                       14,600        273,750
 Target Corporation                        21,600      1,252,800
 Tiffany & Co.                              3,400        229,500
 *Toys "R" Us, Inc.                        10,200        148,538
 Wal-Mart Stores, Inc.                    211,300     12,176,163
 Walgreen Company                          47,700      1,535,344
                                                  --------------
                                                      25,533,739
                                                  --------------
Telecommunications--4.6%
 AT&T Corporation                         179,598      5,679,726
 Alltel Corporation                        14,900        922,869
 Bell Atlantic Corporation                 73,264      3,722,727
 BellSouth Corporation                     89,200      3,802,150
 Centurytel, Inc.                           6,600        189,750
 GTE Corporation                           45,662      2,842,460
 Nortel Networks Corporation              140,260      9,572,745
 SBC Communications, Inc.                 161,152      6,969,841
 Sprint Corporation (FON Group)            41,400      2,111,400
 *Sprint Corporation (PCS Group)           43,400      2,582,300
 US West, Inc.                             24,015      2,059,286
 *WorldCom, Inc.                          134,946      6,190,648
 *Global Crossing Ltd.                     38,725      1,018,952
                                                  --------------
                                                      47,664,854
                                                  --------------
Textiles, Clothing & Fabrics--0.1%
 Liz Claiborne, Inc.                        2,800         98,700
 Nike, Inc.                                13,100        521,544
 *Reebok International Ltd.                 2,600         41,438
 Russell Corporation                        1,500         30,000
 Springs Industries, Inc.                     800         25,750
 VF Corporation                             5,600        133,350
                                                  --------------
                                                         850,782
                                                  --------------
Transportation--0.2%
 Brunswick Corporation                      4,400         72,875
 Burlington Northern Santa Fe              20,256        464,622
 CSX Corporation                           10,300        218,231
 *FMC Corporation                           1,500         87,000
 *FedEx Corporation                        13,740        522,120
 Kansas City Southern Industries, Inc.      5,300        470,044
 Norfolk Southern Corporation              18,100        269,238
 Union Pacific Corporation                 11,800        438,813
                                                  --------------
                                                       2,542,943
                                                  --------------
Utilities--0.9%
 *AES Corporation                          20,300        926,188
 Ameren Corporation                         6,500        219,375
 American Electric Power, Inc.             15,260        452,078
 CMS Energy Corporation                     5,400        119,475
 CP&L, Inc.                                 7,600        242,725

June 30, 2000 (Unaudited)

------------------------------------------------------------------
                                            Shares/
 Vantagepoint Asset Allocation Fund            Face          Value

------------------------------------------------------------------
 COMMON STOCKS--(Continued)
------------------------------------------------------------------
  Cinergy Corporation                         7,500 $      190,781
  Consolidated Edison, Inc.                  10,000        296,250
  Constellation Energy Group                  7,100        231,194
  DTE Energy Company                          6,900        210,881
  Dominion Resources, Inc.                   11,271        483,265
  Duke Energy Corporation                    17,412        981,602
  Edison International                       15,700        321,850
  Entergy Corporation                        10,900        296,344
  FPL Group, Inc.                             8,500        420,750
  Firstenergy Corporation                    11,000        257,125
  Florida Progress Corporation                4,700        220,313
  GPU, Inc.                                   5,800        156,963
  New Century Energies, Inc.                  5,500        165,000
  *Niagara Mohawk Holdings, Inc.              8,400        117,075
  Northern States Power Company               7,300        147,369
  Peco Energy Company                         8,000        322,500
  PG&E Corporation                           18,200        448,175
  PPL Corporation                             6,800        149,175
  Pinnacle West Capital Corporation           4,000        135,500
  Public Service Enterprise Group, Inc.      10,200        353,175
  Reliant Energy, Inc.                       14,026        414,644
  Southern Company                           30,700        715,694
  TXU Corporation                            12,467        367,777
  Unicom Corporation                          8,400        324,975
                                                    --------------
                                                         9,688,218
                                                    --------------
 TOTAL COMMON STOCKS
 (Cost $299,712,153)                                   590,212,056
                                                    --------------
------------------------------------------------------------------
 CORPORATE OBLIGATIONS--2.8%
------------------------------------------------------------------
 Banking--0.6%
  Bank One NA
  6.210%, 10/25/2000                     $6,000,000      5,997,288
                                                    --------------
 Financial Services--0.8%
  Associates Corporation
  5.875%, 05/16/2001                      8,000,000      7,909,600
                                                    --------------
 Heavy Machinery--1.4%
  John Deere Capital Corporation
  5.730%, 07/13/2000                     15,000,000     14,997,000
                                                    --------------
 TOTAL CORPORATE OBLIGATIONS
 (Cost $28,897,253)                                     28,903,888
                                                    --------------
------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--1.2%
------------------------------------------------------------------
 U.S. Government Agencies--Mortgage Backed--1.2%
  Federal Home Loan Bank
  6.440%, 07/21/2000                      5,000,000      4,981,217
  Federal Home Loan Bank
  6.430%, 07/05/2000                      8,000,000      7,981,424
                                                    --------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $12,962,641)                                     12,962,641
                                                    --------------

-------------------------------------------------

                              Face          Value

-------------------------------------------------
U.S. TREASURY OBLIGATIONS--25.5%
-------------------------------------------------
U.S. Treasury Bills--1.1%
 U.S. Treasury Bill
 (Cost $11,835,740)
 5.730%, 09/07/2000    $12,000,000 $   11,835,740
                                   --------------
U.S. Treasury Bonds--24.4%
 U.S. Treasury Bond
 12.750%, 11/15/2010        80,000        102,338
 ***U.S. Treasury Bond
 12.000%, 08/15/2013    13,600,000     18,360,000
 U.S. Treasury Bond
 11.750%, 11/15/2014     2,050,000      2,823,547
 U.S. Treasury Bond
 11.250%, 02/15/2015     2,390,000      3,524,127
 U.S. Treasury Bond
 10.625%, 08/15/2015    11,200,000     15,951,264
 U.S. Treasury Bond
 10.375%, 11/15/2012     3,715,000      4,567,704
 U.S. Treasury Bond
 8.875%, 02/15/2019     12,966,000     16,657,265
 ***U.S. Treasury Bond
 8.875%, 08/15/2017      8,245,000     10,509,819
 U.S. Treasury Bond
 8.750%, 05/15/2020      3,215,000      4,126,742
 U.S. Treasury Bond
 8.750%, 05/15/2017      6,660,000      8,388,470
 U.S. Treasury Bond
 8.750%, 08/15/2020     13,110,000     16,854,478
 U.S. Treasury Bond
 8.500%, 02/15/2020      4,530,000      5,670,994
 ***U.S. Treasury Bond
 8.125%, 05/15/2021      9,885,000     12,061,282
 U.S. Treasury Bond
 8.125%, 08/15/2019      1,570,000      1,897,989
 U.S. Treasury Bond
 8.125%, 08/15/2021     12,720,000     15,514,431
 U.S. Treasury Bond
 8.000%, 11/15/2021      5,745,000      6,945,188
 U.S. Treasury Bond
 7.625%, 11/15/2022         65,000         76,050
 U.S. Treasury Bond
 7.625%, 02/15/2025      5,515,000      6,521,488
 U.S. Treasury Bond
 7.500%, 11/15/2024      5,910,000      6,886,982
 U.S. Treasury Bond
 7.500%, 11/15/2016      5,180,000      5,850,137
 U.S. Treasury Bond
 7.250%, 05/15/2016      9,135,000     10,068,506
 U.S. Treasury Bond
 7.125%, 02/15/2023     20,220,000     22,437,891
 U.S. Treasury Bond
 6.875%, 08/15/2025      6,350,000      6,905,625
 U.S. Treasury Bond
 6.500%, 11/15/2026     12,555,000     13,114,074
 U.S. Treasury Bond
 6.375%, 08/15/2027      6,345,000      6,534,335
 U.S. Treasury Bond
 6.125%, 08/15/2029      1,300,000      1,313,000
 U.S. Treasury Bond
 6.125%, 11/15/2027     12,670,000     12,642,253
 U.S. Treasury Bond
 5.500%, 08/15/2028      9,630,000      8,835,525

June 30, 2000 (Unaudited)

-------------------------------------------------------------------------
 Vantagepoint Asset Allocation Fund                   Face          Value

-------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--(Continued)
-------------------------------------------------------------------------
  U.S. Treasury Bond
  5.250%, 02/15/2029                            $4,500,000 $    3,993,750
  U.S. Treasury Bond
  5.250%, 11/15/2028                             5,570,000      4,931,193
                                                           --------------
                                                              254,066,447
                                                           --------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $263,757,920)                                          265,902,187
                                                           --------------
-------------------------------------------------------------------------
 ASSET BACKED SECURITIES--1.0%
-------------------------------------------------------------------------
 Automotive--0.5%
  Nissan Auto Receivables Trust Series 2000-A
  6.125%, 02/15/2001                             5,734,323      5,728,932
                                                           --------------
 Banking--0.5%
  Associates Manufactured Housing Pass Through
  5.610%, 02/15/2022                             5,483,741      5,478,600
                                                           --------------
 TOTAL ASSET BACKED SECURITIES
 (Cost $11,218,064)                                            11,207,532
                                                           --------------
-------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT--0.5%
-------------------------------------------------------------------------
 Banking--0.5%
  UBS AG
  6.475% 01/08/2001
  (Cost $4,998,791)                              5,000,000      4,998,751
                                                           --------------
-------------------------------------------------------------------------
 COMMERCIAL PAPER--10.7%
-------------------------------------------------------------------------
 Automotive--1.5%
  Ford Motor Credit Company
  6.510%, 07/13/2000                             8,000,000      8,000,000
  General Motors Acceptance Corporation
  6.550%, 08/10/2000                             8,000,000      8,000,000
                                                           --------------
                                                               16,000,000
                                                           --------------
 Banking--2.5%
  *Bank of America Corporation
  0.000%, 02/28/2001                            10,000,000     10,000,000
  Goldman Sachs & Company
  6.570%, 07/11/2000                             8,000,000      7,919,700
  Nat Rural
  6.610%, 08/17/2000                             8,000,000      7,866,331
                                                           --------------
                                                               25,786,031
                                                           --------------
 Beverages, Food & Tobacco--0.7%
  Coca Cola Company
  6.520%, 07/17/2000                             7,000,000      6,932,808
                                                           --------------

--------------------------------------------------------------------------

                                                       Face          Value

--------------------------------------------------------------------------
 Diversified--2.2%
  Dupont
  6.500%, 07/11/2000                             $7,000,000 $    6,940,597
  General Electric Credit Company
  6.550%, 08/08/2000                              8,000,000      8,000,000
  Minnesota Mining & Manufacturing Company (3M)
  6.520%, 07/24/2000                              8,000,000      7,955,084
                                                            --------------
                                                                22,895,681
                                                            --------------
 Financial Services--2.3%
  American Express Company
  6.520%, 08/16/2000                              8,000,000      8,000,000
  Bear Stearns & Company, Inc.
  6.550%, 08/21/2000                              8,000,000      7,908,300
  Merrill Lynch & Company, Inc.
  6.580%, 07/24/2000                              8,000,000      7,902,031
                                                            --------------
                                                                23,810,331
                                                            --------------
 Retailers--0.8%
  Wal-Mart Stores, Inc.
  6.500%, 07/05/2000                              8,000,000      7,937,889
                                                            --------------
 Special Purpose Entity--0.7%
  Edison Asset Securitization
  6.550%, 07/06/2000                              7,000,000      6,978,349
                                                            --------------
 Total Commercial Paper
 (Cost $110,341,089)                                           110,341,089
                                                            --------------
--------------------------------------------------------------------------
 CASH EQUIVALENTS--7.9%
--------------------------------------------------------------------------
 Institutional Money Market Funds--1.2%
  ++Janus Money Market Fund                       6,335,798      6,335,798
  ++Merrimac Cash Fund--Premium Class             6,232,968      6,232,968
                                                            --------------
                                                                12,568,766
                                                            --------------
 Bank & Certificate Deposits/Offshore Time Deposits--3.5%
  ++American Express Centurion Bank              14,594,073     14,594,073
  ++Bank of Montreal                              6,085,135      6,085,135
  ++Credit Agricole Indosuez                      5,324,489      5,324,489
  ++Fleet National Bank                             999,019        999,019
  ++Royal Bank of Scotland PLC                    9,332,448      9,332,448
                                                            --------------
                                                                36,335,164
                                                            --------------
 Floating Rate Instruments/Master Notes--3.2%
  ++Bank of America                               1,433,711      1,433,711
  ++Bank of Montreal                              1,000,000      1,000,000
  ++First Union National Bank                     1,521,287      1,521,287
  ++Goldman Sachs & Co                            1,642,565      1,642,565
  ++Morgan Stanley Dean Witter & Co              27,521,286     27,521,286
                                                            --------------
                                                                33,118,849
                                                            --------------
 Total Cash Equivalents
 (Cost $82,022,779)                                             82,022,779
                                                            --------------

June 30, 2000 (Unaudited)

-------------------------------------------------------------------------------
 Vantagepoint Asset Allocation Fund                        Face          Value

-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--0.4%
-------------------------------------------------------------------------------
 IBT Repurchase Agreement dated 06/30/2000 due
 07/03/2000, with a maturity value of $3,844,160
 and an effective yield of 6.03% collateralized by
 Small Business Association with a rate of 6.75%, a
 maturity date of 06/25/2022 and a market value
 of $4,034,341.                                      $3,842,230 $    3,842,230
                                                                --------------
 TOTAL INVESTMENTS--106.6%
 **(Cost $829,588,620)                                           1,110,393,153
 Other assets less liabilities--(6.6%)                             (68,624,062)
                                                                --------------
 NET ASSETS--100.0%                                             $1,041,769,091
                                                                ==============

Notes to the Schedule of Investments:

  * Non-income producing security.
 ** The aggregate identified cost for federal income tax purposes is $829,588,620. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 2000 are as follows:

    Unrealized appreciation      $312,860,672
    Unrealized depreciation       (32,055,779)
                                 ------------
    Net unrealized appreciation  $280,804,893
                                 ============

*** Securities have been pledged as collateral for futures contracts. ++ Represents collateral received from securities lending transactions.

Schedule of Investments

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Vantagepoint U.S. Treasury Securities Fund        Face        Value

-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--16.8%
-------------------------------------------------------------------
U.S. Government Agencies--Mortgage Backed--16.8%
 Government National Mortgage Association
 8.000%, 03/15/2030                         $1,994,998 $  2,016,185
 Government National Mortgage Association
 7.500%, 12/15/2029                            994,909      987,756
 Government National Mortgage Association
 7.500%, 08/15/2029                          1,970,931    1,957,391
 Government National Mortgage Association
 7.000%, 04/15/2029                          1,882,365    1,830,845
 Government National Mortgage Association
 6.500%, 10/15/2028                          2,801,846    2,659,988
 Federal National Mortgage Association
 6.000%, 04/01/2029                          1,876,909    1,718,332
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,332,036)                                       11,170,497
                                                       ------------
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--79.9%
-------------------------------------------------------------------
U.S. Treasury Bonds--17.9%
 U.S. Treasury Bond
 10.750%, 08/15/2005                         4,100,000    4,887,323
 U.S. Treasury Bond
 7.625%, 02/15/2007                          1,000,000    1,015,780
 U.S. Treasury Bond
 5.625%, 02/15/2006                          6,200,000    6,014,992
                                                       ------------
                                                          5,903,103
                                                       ------------
U.S. Treasury Notes--62.0%
 U.S. Treasury Note
 7.000%, 07/15/2006                          8,500,000    8,808,125
 U.S. Treasury Note
 6.875%, 05/15/2006                          5,750,000    5,918,015
 U.S. Treasury Note
 6.500%, 08/15/2005                          6,000,000    6,061,860
 U.S. Treasury Note
 6.500%, 10/15/2006                          6,200,000    6,274,586
 U.S. Treasury Note
 6.250%, 02/15/2007                          7,750,000    7,759,687
 U.S. Treasury Note
 5.875%, 11/15/2005                          6,500,000    6,390,313
                                                       ------------
                                                         41,212,586
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $53,234,335)                                       53,130,681
                                                       ------------

--------------------------------------------------------------------------

                                                        Face        Value

--------------------------------------------------------------------------
CASH EQUIVALENTS--29.0%
--------------------------------------------------------------------------
Institutional Money Market Funds--9.7%
 ++Janus Money Market Fund                        $3,572,127 $  3,572,127
 ++Merrimac Cash Fund--Premium Class               2,879,213    2,879,213
                                                             ------------
                                                                6,451,340
                                                             ------------
Bank & Certificate Deposits/Offshore Time Deposits--15.9%
--------------------------------------------------------------------------
 ++American Express Centurion Bank                 3,216,189    3,216,189
 ++Bank of Montreal                                1,429,424    1,429,424
 ++Credit Agricole Indosuez                        1,929,098    1,929,098
 ++Fleet National Bank                             1,892,792    1,892,792
 ++Royal Bank of Scotland PLC                      2,069,358    2,069,358
                                                             ------------
                                                               10,536,861
                                                             ------------
Floating Rate Instruments/Master Notes--3.4%
--------------------------------------------------------------------------
 ++Bank of America                                   949,873      949,873
 ++First Union National Bank                         357,356      357,356
 ++Goldman Sachs & Co                                614,711      614,711
 ++Morgan Stanley Dean Witter & Co                   357,359      357,359
                                                             ------------
                                                                2,279,299
                                                             ------------
TOTAL CASH EQUIVALENTS
(Cost $19,267,500)                                             19,267,500
                                                             ------------
--------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.1%
--------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/30/2000 due
 07/03/2000, with a maturity value of $1,403,325
 and an effective yield of 6.03% collateralized
 by Federal Home Loan Mortgage Corporation ARM
 with a rate of 7.51%, a maturity date of
 01/01/2018 and a market value of $1,472,824.      1,402,620    1,402,620
                                                             ------------
TOTAL INVESTMENTS--127.8%
**(Cost $85,236,490)                                           84,971,298
Other assets in excess of liabilities--(27.8%)                (18,469,376)
                                                             ------------
NET ASSETS 100.0%                                            $ 66,501,922
                                                             ============

Notes to the Schedule of Investments:

ARM Adjustable Rate Mortgage
** The aggregate identified cost for federal income tax purposes is $85,236,490. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $ 273,608
    Unrealized depreciation       (538,800)
                                 ---------
    Net unrealized depreciation  $(265,192)
                                 =========

++ Represents collateral received from securities lending transactions.

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Money Market Fund                         Shares       Value
--------------------------------------------------------------------------
 Short Term Investment Co. Liquid Assets Portfolio
 (Cost $84,711,986)                                84,711,986 $84,711,986
                                                              -----------
TOTAL INVESTMENTS--100.0%
*(Cost $84,711,986)                                            84,711,986
Other assets less liabilities--0.0%                                (5,814)
                                                              -----------
TOTAL NET ASSETS--100.0%                                      $84,706,172
                                                              ===========

Notes to the Schedule of Investments:

 * The cost of investments for federal income tax purposes amounts to $84,711,986.

                See accompanying notes to financial statements.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

                      Statements of Assets and Liabilities
                           June 30, 2000 (Unaudited)

                          Bond Index    Extended   International S&P 500 Index  U.S. Equity
                            Master    Index Master Index Master      Master     Index Master
                          Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                         ------------ ------------ ------------- -------------- ------------
ASSETS
Investments at cost..... $458,575,643 $214,426,998  $70,125,914  $2,918,072,487 $        --
                         ------------ ------------  -----------  -------------- ------------
Investments at market
 value (Note 1)......... $442,167,182 $249,202,802  $78,062,525  $3,907,919,571 $686,024,116
Cash....................          --           --           835             --           --
Foreign currency, at
 value (cost,
 $218,335)..............          --           --       221,579             --           --
Receivables:
 Investment securities
  sold..................    1,040,573      928,577          --        7,197,840          --
 Dividends and
  interest..............    7,003,802      185,118      146,191       3,288,834          --
 Due from broker--
  variation margin......          --        49,350      140,542       1,029,524          --
Unrealized gain on
 forward foreign
 currency exchange
 contracts..............          --           --        32,739             --           --
Prepaid expenses........          --           --           --              236          --
                         ------------ ------------  -----------  -------------- ------------
Total Assets............  450,211,557  250,365,847   78,604,411   3,919,436,005  686,024,116
                         ------------ ------------  -----------  -------------- ------------
LIABILITIES
Payables:
 Investment securities
  purchased.............      999,310      708,694      157,013       4,249,206          --
 Collateral for
  securities loaned
  (Note 4)..............   22,082,188          --           --       95,640,573          --
 Due to Bank............          --           --           --            2,314          --
 Due to BGI (Note 2)....      127,004      112,387       65,471         738,756       90,904
Unrealized loss on
 foreign forward
 currency exchange
 contracts..............          --           --        65,357             --           --
                         ------------ ------------  -----------  -------------- ------------
Total Liabilities.......   23,208,502      821,081      287,841     100,630,849       90,904
                         ------------ ------------  -----------  -------------- ------------
NET ASSETS.............. $427,003,055 $249,544,766  $78,316,570  $3,818,805,156 $685,933,212
                         ============ ============  ===========  ============== ============

   The accompanying notes are an integral part of these financial statements.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
               For the Six Months Ended June 30, 2000 (Unaudited)

                                        Extended                                U.S. Equity
                          Bond Index      Index     International   S&P 500        Index
                            Master       Master     Index Master  Index Master    Master
                           Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                          -----------  -----------  ------------- ------------  -----------
NET INVESTMENT INCOME
Dividends+..............  $       --   $   920,293   $   666,870  $ 24,183,203  $ 3,444,065
Interest++..............   15,090,875      298,136        84,779     3,984,961      667,882
                          -----------  -----------   -----------  ------------  -----------
Total investment
 income.................   15,090,875    1,218,429       751,649    28,168,164    4,111,947
                          -----------  -----------   -----------  ------------  -----------
EXPENSES (Note 2)
Advisory Fees...........      176,216       95,759        53,559     1,091,905      260,178
Administration fee......          --        23,940        35,706           --        16,722
                          -----------  -----------   -----------  ------------  -----------
Total expenses..........      176,216      119,699        89,265     1,091,905      276,900
                          -----------  -----------   -----------  ------------  -----------
Net investment income...   14,914,659    1,098,730       662,384    27,076,259    3,835,047
                          -----------  -----------   -----------  ------------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss)
 on sale of
 investments............   (6,196,688)   6,020,047       196,724   650,038,851   90,556,090
Net realized gain (loss)
 on sale of futures
 contracts..............          --      (547,538)      (29,595)    2,644,903      103,341
Net realized loss on
 foreign currency
 transactions...........          --           --        (89,931)          --           --
Net change in unrealized
 appreciation
 (depreciation) of
 investments............    7,643,158   (9,637,412)   (3,739,615) (701,744,471) (95,076,115)
Net change in unrealized
 appreciation
 (depreciation) of
 futures contracts......          --      (358,150)     (198,100)  (12,365,227)  (1,039,134)
Net change in unrealized
 appreciation
 (depreciation) on
 assets and liabilities
 in foreign currencies..          --           --          1,110           --           --
                          -----------  -----------   -----------  ------------  -----------
NET GAIN (LOSS) ON
 INVESTMENTS............    1,446,470   (4,523,053)   (3,859,407)  (61,425,944)  (5,455,818)
                          -----------  -----------   -----------  ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $16,361,129  $(3,424,323)  $(3,197,023) $(34,349,685) $(1,620,771)
                          ===========  ===========   ===========  ============  ===========
--------------------------------------------------------------------------------------------
 + Net of foreign
   withholding tax of:..  $       --   $        63   $    85,590  $    122,278  $    16,235
++ Interest income
   includes securities
   lending income of:...  $    17,733  $       --    $       --   $     90,107  $       --

   The accompanying notes are an integral part of these financial statements.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

                      Statements Of Changes In Net Assets

                                                   Bond Index
                                                Master Portfolio
                                     ----------------------------------------
                                     For the Six
                                     Months Ended    For the       For the
                                       June 30,    Period Ended   Year Ended
                                         2000      December 31,  February 28,
                                     (Unaudited)      1999 *         1999
                                     ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income.............. $ 14,914,659  $ 22,243,983  $  7,063,037
 Net realized gain (loss)...........   (6,196,688)   (2,713,060)      419,676
 Net change in unrealized
  appreciation (depreciation).......    7,643,158   (22,407,564)   (4,365,016)
                                     ------------  ------------  ------------
Net increase (decrease) in net
 assets resulting from operations...   16,361,129    (2,876,641)    3,117,697
                                     ------------  ------------  ------------
Interestholder transactions:
 Contributions......................   83,224,962   524,489,703   357,368,335
 Withdrawals........................ (117,026,949) (478,897,035)  (51,992,277)
                                     ------------  ------------  ------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions........  (33,801,987)   45,592,668   305,376,058
                                     ------------  ------------  ------------
Increase (decrease) in net assets...  (17,440,858)   42,716,027   308,493,755
NET ASSETS:
Beginning of period.................  444,443,913   401,727,886    93,234,131
                                     ------------  ------------  ------------
End of period....................... $427,003,055  $444,443,913  $401,727,886
                                     ============  ============  ============

------
  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** For the period from March 1, 1999 (commencement of operations) to December
    31, 1999.
*** For the period from October 1, 1999 (commencement of operations) to December 31, 1999.

   The accompanying notes are an integral part of these financial statements.

  Extended Index Master        International Index                     S&P 500 Index                       U.S. Equity Index
        Portfolio                Master Portfolio                     Master Portfolio                     Master Portfolio
--------------------------  --------------------------  ---------------------------------------------  --------------------------
For the Six                                                                                            For the Six
Months Ended    For the      For the Six    For the      For the Six       For the        For the      Months Ended    For the
  June 30,    Period Ended  Months Ended  Period Ended   Months Ended    Period Ended    Year Ended      June 30,    Period Ended
    2000      December 31,  June 30, 2000 December 31,  June 30, 2000    December 31,   February 28,       2000      December 31,
(Unaudited)      1999 **     (Unaudited)    1999 ***     (Unaudited)        1999 *          1999       (Unaudited)      1999 **
------------  ------------  ------------- ------------  --------------  -------------- --------------  ------------  ------------
$  1,098,730  $  1,614,308   $   662,384  $   106,126   $   27,076,259  $   52,303,458 $   43,674,276  $  3,835,047  $  6,926,814
   5,472,509     9,035,857        77,198       32,307      652,683,754     170,279,517    181,973,840    90,659,431    12,004,089
  (9,995,562)   44,735,266    (3,936,605)  11,799,108     (714,109,698)    562,095,831    250,798,350   (96,115,249)  107,291,149
------------  ------------   -----------  -----------   --------------  -------------- --------------  ------------  ------------
  (3,424,323)   55,385,431    (3,197,023)  11,937,541      (34,349,685)    784,678,806    476,446,466    (1,620,771)  126,222,052
------------  ------------   -----------  -----------   --------------  -------------- --------------  ------------  ------------
 126,561,441   215,020,329    29,738,204   54,039,755    1,043,786,832     355,753,442  2,288,411,987     4,338,344   556,993,587
 (76,048,903)  (67,949,209)  (11,847,264)  (2,354,643)  (2,018,157,017)            --  (1,431,828,889)          --            --
------------  ------------   -----------  -----------   --------------  -------------- --------------  ------------  ------------
  50,512,538   147,071,120    17,890,940   51,685,112     (974,370,185)    355,753,442    856,583,098     4,338,344   556,993,587
------------  ------------   -----------  -----------   --------------  -------------- --------------  ------------  ------------
  47,088,215   202,456,551    14,693,917   63,622,653   (1,008,719,870)  1,140,432,248  1,333,029,564     2,717,573   683,215,639
 202,456,551           --     63,622,653          --     4,827,525,026   3,687,092,778  2,354,063,214   683,215,639           --
------------  ------------   -----------  -----------   --------------  -------------- --------------  ------------  ------------
$249,544,766  $202,456,551   $78,316,570  $63,622,653   $3,818,805,156  $4,827,525,026 $3,687,092,778  $685,933,212  $683,215,639
============  ============   ===========  ===========   ==============  ============== ==============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

  These financial statements relate to the Bond Index, Extended Index, International Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

  The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

 Federal Income Taxes

  MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes,

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

  It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

 Futures Contracts

  The Extended Index, International Index and S&P 500 Index Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Extended Index, International Index and S&P 500 Index Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Extended Index, International Index and S&P 500 Index Master Portfolios as unrealized gains or losses. When the contract is closed, the Extended Index, International Index and S&P 500 Index Master Portfolios records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Extended Index, International Index and S&P 500 Index Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

  At June 30, 2000, the open long futures contracts outstanding were as follows:

                                                                                Net Unrealized
                         Number of                    Expiration    Notional     Appreciation
Master Portfolio         Contracts        Type           Date    Contract Value (Depreciation)
----------------         ---------        ----        ---------- -------------- --------------
Extended Index Master
 Portfolio..............      9    Mid Cap 400 Index   09/15/00   $  2,197,350   $   (34,650)
                             24    Russell 2000 Index  09/15/00      6,271,200        (1,450)
                                                                                 -----------
                                                                                 $   (36,100)
                                                                                 ===========
International Index
 Master Portfolio.......     10    FTSE 100 Index      09/15/00   $    964,643   $   (18,928)
                             36    NIKKEI 300 Index    09/07/00      1,063,980        19,355
                             31    EURO 50 Index       09/15/00      1,538,176       (42,754)
                                                                                 -----------
                                                                                 $   (42,327)
                                                                                 ===========
S&P 500 Index Master
 Portfolio..............    346    S&P 500 Index       09/15/00   $126,990,650   $(2,492,652)
                                                                                 ===========

  The Extended Index, International Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $1,040,000, $3,628,000 and $8,150,000, respectively.

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

  The repurchase agreements entered into on June 30, 2000 by the Master Portfolios were fully collateralized by U.S. Government obligations as follows:

                                              U.S Government Obligations
                                       ----------------------------------------
                                       Interest                     Aggregate
           Master Portfolio              Rate      Maturity Date   Market Value
           ----------------            --------- ----------------- ------------
Bond Index Master Portfolio...........   6.50%       08/15/05      $  5,565,975
Extended Index Master Portfolio.......   6.50        08/15/05         8,038,592
S&P 500 Index Master Portfolio........ 4.88-5.75 11/15/00-03/31/01  120,411,574

 Forward Foreign Currency Exchange Contracts

  A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements.

  As of June 30, 2000, the International Index Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                              Foreign       U.S.        Net
                                  Exchange   Currency      Dollar   Unrealized
Currency                            Date   Cost/Proceeds   Value    Gain (Loss)
--------                          -------- ------------- ---------- -----------
Purchase Contracts
British Pound Sterling........... 08/03/00  $1,756,901   $1,732,993  $(23,908)
Euro Dollar...................... 08/03/00   2,048,405    2,081,144    32,739
Japanese Yen..................... 08/03/00   1,684,256    1,679,739    (4,517)
Swedish Krona.................... 08/03/00     107,661      107,432      (229)
                                                                     --------
                                           Net Unrealized Gain on
                                           Purchase Contracts        $  4,085
                                                                     --------

Sale Contracts
British Pound Sterling........... 08/03/00  $  788,000   $  805,096  $(17,096)
Euro Dollar...................... 08/03/00     579,000      595,655   (16,655)
Japanese Yen..................... 08/03/00     620,000      621,240    (1,240)
Swedish Krona.................... 08/03/00     105,720      107,432    (1,712)
                                                                     --------
                                           Net Unrealized Loss on
                                           Sale Contracts            $(36,703)
                                                                     --------
                                           Net Unrealized Gain on
                                           Forward Foreign Currency
                                           Contracts                 $(32,618)
                                                                     ========

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees of up to 0.01% from the Extended Index and U.S. Equity Master Portfolios.

  Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

  MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

  Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each of the Master Portfolios for the period ended June 30, 2000 were as follows:

                                                                               S&P 500 Index
Aggregate Purchases and     Bond Index     Extended Index  International Index     Master
Sales of:                Master Portfolio Master Portfolio  Master Portfolio     Portfolio
-----------------------  ---------------- ---------------- ------------------- --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost.......   $52,931,514      $       --         $       --      $          --
Sales proceeds..........    77,259,287              --                 --                 --
OTHER SECURITIES:
Purchases at cost.......   $42,950,493      $82,764,955        $41,187,053     $  166,532,696
Sales proceeds..........    36,707,378       32,652,077         22,896,338      1,076,048,259

  At June 30, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                      Net Unrealized
                                          Unrealized    Unrealized     Appreciation
Master Portfolio            Tax Cost     Appreciation  Depreciation   (Depreciation)
----------------         -------------- -------------- -------------  --------------
Bond Index Master
 Portfolio.............. $  458,575,643 $    1,419,317 $ (17,827,778)  $(16,408,461)
Extended Index Master
 Portfolio..............    214,426,998     66,068,430   (31,292,626)    34,775,804
International Index
 Master Portfolio.......     70,125,914     12,371,620    (4,435,009)     7,936,611
S&P 500 Index Master
 Portfolio..............  2,918,072,487  1,241,324,604  (251,477,520)   989,847,084

4. Portfolio Securities Loaned

  As of June 30, 2000, certain Master Portfolios had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                VANTAGEPOINT FUNDS--MASTER INVESTMENT PORTFOLIO

                                                         Value of    Value of
Master Portfolio                                        Securities  Collateral
----------------                                        ----------- -----------
Bond Index Master Portfolio............................ $21,525,993 $22,082,188
S&P 500 Index Master Portfolio.........................  92,268,933  95,640,573

5. Financial Highlights

  The ratios of expenses to average net assets and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolios are as follows:

                                          Six Months    For the    For the Year
                                          Ended June  Period Ended    Ended
                                           30, 2000   December 31, February 28,
                                          (Unaudited)     1999         1999
                                          ----------- ------------ ------------
Bond Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.08%       0.08%*       0.08%
  Ratio of net investment income to
   average net assets+...................    6.77%       6.44%*       6.31%
  Portfolio turnover rate................      22%         25%*         28%
Extended Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.10%       0.10%**        N/A
  Ratio of net investment income to
   average net assets+...................    0.92%       1.26%**        N/A
  Portfolio turnover rate................      14%         17%**        N/A
International Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.25%       0.25%***       N/A
  Ratio of net investment income to
   average net assets+...................    1.85%       0.82%***       N/A
  Portfolio turnover rate................      33%         39%***       N/A
S&P 500 Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.05%       0.05%*       0.05%
  Ratio of net investment income to
   average net assets+...................    1.24%       1.44%*       1.61%
  Portfolio turnover rate................       4%          7%*         11%
U.S. Equity Index Master Portfolio
  Ratio of expenses to average net as-
   sets+#................................    0.08%       0.08%**        N/A
  Ratio of net investment income to
   average net assets+#..................    1.14%       1.39%**        N/A

------
  * For the ten months ended December 31,1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.
 ** Period from March 1, 1999 (commencement of operations) to December 31,
    1999.
*** Period from October 1, 1999 (commencement of operations) to December 31,
    1999.
  + Annualized for period of less than one year.
  # Includes expenses allocated from the portfolios of MIP in which this Master
    Portfolio invests (see Note 1).

Schedule of Investments

June 30, 2000 (Unaudited)
---------------------------   ---------------------------

Bond Index Master Portfolio                           Principal       Value

---------------------------------------------------------------------------
CORPORATE BONDS & NOTES--32.11%
---------------------------------------------------------------------------
Aerospace/Defense--0.78%
 Lockheed Martin Corp.
 8.20%, 12/01/09                                    $ 1,500,000 $ 1,514,256
 Raytheon Co.
 7.38%, 07/15/25                                      1,000,000     849,275
 United Technologies Corp.
 6.63%, 11/15/04                                      1,000,000     978,128
                                                                -----------
                                                                  3,341,659
                                                                -----------
Auto Manufacturers--1.34%
 Chrysler Corp.
 7.45%, 03/01/27                                      1,500,000   1,436,962
 Ford Motor Co.
 6.38%, 02/01/29                                      1,000,000     816,214
 8.88%, 04/01/06                                      1,500,000   1,591,153
 General Motors Corp.
 6.25%, 05/01/05                                      1,000,000     954,049
 7.40%, 09/01/25                                      1,000,000     936,020
                                                                -----------
                                                                  5,734,398
                                                                -----------
Auto Parts & Equipment--0.43%
 Delphi Automotive Systems Corp.
 6.50%, 05/01/09                                      1,000,000     898,612
 Goodyear Tire & Rubber Co. 6.63%, 12/01/06           1,000,000     939,357
                                                                -----------
                                                                  1,837,969
                                                                -----------
Banks--5.13%
 ABN Amro Bank NV
 7.30%, 12/01/26                                        500,000     440,665
 Bank of New York Co. Inc.
 6.50%, 12/01/03                                      1,000,000     968,576
 Bank of Tokyo-Mitsubishi Ltd.
 8.40%, 04/15/10                                      1,000,000   1,009,258
 Bank One Corp.
 6.40%, 08/01/02                                      1,000,000     981,848
 8.10%, 03/01/02                                      1,000,000   1,010,368
 BankAmerica Corp.
 6.25%, 04/01/08                                      1,870,000   1,706,506
 Chase Manhattan Corp.
 5.75%, 04/15/04                                      1,000,000     943,821
 Dresdner Bank AG
 6.63%, 09/15/05                                      1,000,000     952,590
 First Union Capital Corp.
 8.04%, 12/01/26                                      2,000,000   1,757,366
 First Union Corp.
 6.63%, 07/15/05                                        500,000     476,246
 International Bank of Reconstruction & Development
 6.38%, 07/21/05                                      1,000,000     972,468
 KeyCorp
 6.75%, 03/15/06                                      1,500,000   1,427,616
 KFW International Finance Inc.
 7.63%, 02/15/04                                      3,500,000   3,553,105
 8.00%, 02/15/10                                        250,000     263,723
 Korea Development Bank
 7.13%, 04/22/04                                      1,000,000     966,942
 7.38%, 09/17/04                                      1,000,000     973,768
 Mellon Capital II
 8.00%, 01/15/27                                      1,000,000     904,086
 NationsBank Corp.
 7.75%, 08/15/15                                      1,000,000     972,288

                                         Principal       Value

--------------------------------------------------------------
 Skandinaviska Enskilda Banken
 6.88%, 02/15/09                       $   500,000 $   464,045
 Swiss Bank Corp.
 7.38%, 07/15/15                         1,200,000   1,144,871
                                                   -----------
                                                    21,890,156
                                                   -----------
Beverages--0.96%
 Anheuser-Busch Companies Inc.
 9.00%, 12/01/09                         1,500,000   1,659,628
 Coca-Cola Enterprises
 8.00%, 09/15/22                         1,000,000   1,006,749
 Diageo PLC
 6.13%, 08/15/05                         1,000,000     947,168
 J Seagram & Sons Ltd.
 7.50%, 12/15/18                           500,000     471,975
                                                   -----------
                                                     4,085,520
                                                   -----------
Chemicals--0.12%
 Dow Chemical Co.
 8.63%, 04/01/06                           500,000     530,582
                                                   -----------
                                                       530,582
                                                   -----------
Computers--0.67%
 International Business Machines Corp.
 5.63%, 04/12/04                         3,000,000   2,858,523
                                                   -----------
                                                     2,858,523
                                                   -----------
Cosmetics/Personal Care--0.23%
 Procter & Gamble Co.
 6.88%, 09/15/09                         1,000,000     974,525
                                                   -----------
                                                       974,525
                                                   -----------
Diversified Financial Services--6.73%
 American General Finance Corp.
 6.38%, 03/01/03                         1,000,000     974,076
 Associates Corp. NA
 6.25%, 11/01/08                         1,500,000   1,344,702
 6.95%, 11/01/18                         1,000,000     879,737
 Bear Stearns Companies Inc.
 6.75%, 04/15/03                         1,000,000     976,664
 CIT Group Holdings
 6.63%, 06/15/05                         1,000,000     944,645
 Citigroup Inc.
 7.88%, 05/15/25                         1,000,000     991,369
 Countrywide Funding Corp.
 6.88%, 09/15/05                         1,000,000     948,225
 Ford Motor Credit Co.
 6.50%, 02/28/02                         3,400,000   3,352,359
 7.50%, 06/15/03                         1,000,000     995,563
 General Motors Acceptance Corp.
 7.13%, 05/01/03                         4,500,000   4,463,856
 Household Finance Corp.
 6.00%, 05/01/04                         2,000,000   1,884,770
 6.70%, 06/15/02                         1,000,000     981,061
 Lehman Brothers Inc.
 7.63%, 06/01/06                         2,500,000   2,435,450
 Merrill Lynch & Co. Inc.
 6.00%, 02/17/09                         3,000,000   2,654,319
 6.38%, 10/15/08                         1,000,000     910,705

June 30, 2000 (Unaudited)
---------------------------   ---------------------------

Bond Index Master Portfolio      Principal       Value

------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
------------------------------------------------------------------------------
 Morgan Stanley Dean Witter &
 Co.
 7.13%, 01/15/03               $ 1,000,000 $   993,347
 8.00%, 06/15/10                 1,000,000   1,009,857
 Norwest Financial Inc.
 5.38%, 09/30/03                 1,000,000     942,224
 Pemex Finance Ltd.
 9.69%, 08/15/09                 1,000,000   1,054,260
                                           -----------
                                            28,737,189
                                           -----------
Electric--2.75%
 Duke Energy Corp.
 6.00%, 12/01/28                 2,000,000   1,584,084
 Enersis SA
 7.40%, 12/01/16                 1,000,000     865,807
 Houston Lighting & Power Co.
 6.50%, 04/21/03                 4,000,000   3,895,036
 Korea Electric Power Corp.
 6.38%, 12/01/03                 1,000,000     942,709
 Niagara Mohawk Power Corp.
 7.38%, 07/01/03                   756,098     743,943
 7.63%, 10/01/05                   529,268     520,085
 Northern States Power Co.
 6.50%, 03/01/28                 1,500,000   1,281,182
 Texas Utilities Co.
 6.38%, 01/01/08                 1,000,000     899,864
 Virginia Electric & Power Co.
 7.38%, 07/01/02                 1,000,000   1,002,482
                                           -----------
                                            11,735,192
                                           -----------
Food--0.74%
 Albertson's Inc.
 6.63%, 06/01/28                 1,000,000     825,305
 Archer-Daniels-Midland Co.
 8.38%, 04/15/17                   500,000     517,726
 Fred Meyer Inc.
 7.45%, 03/01/08                 1,000,000     956,417
 Kroger Co.
 7.00%, 05/01/18                 1,000,000     872,229
                                           -----------
                                             3,171,677
                                           -----------
Health Care--0.47%
 Baxter International Inc.
 7.63%, 11/15/02                 1,000,000   1,008,335
 Becton Dickinson & Co. 7.15%,
 10/01/09                        1,000,000     982,357
                                           -----------
                                             1,990,692
                                           -----------
Insurance--0.22%
 Aetna Services Inc.
 7.13%, 08/15/06                 1,000,000     948,474
                                           -----------
                                               948,474
                                           -----------
Machinery--Construction & Mining--0.23%
 Caterpillar Inc.
 7.25%, 09/15/09                 1,000,000     980,888
                                           -----------
                                               980,888
                                           -----------
Manufacturers--0.20%
 Tyco International Group
 6.88%, 01/15/29                 1,000,000     855,130
                                           -----------
                                               855,130
                                           -----------

                                 Principal       Value

------------------------------------------------------------------------------
Media--2.45%
 Comcast Cable Communications
 8.38%, 05/01/07               $ 2,000,000 $ 2,038,628
 Disney (Walt) Co.
 5.13%, 12/15/03                 2,000,000   1,874,334
 6.75%, 03/30/06                   500,000     489,414
 Time Warner Entertainment Co.
 8.38%, 03/15/23                 2,500,000   2,554,110
 Viacom Inc.
 7.75%, 06/01/05                 3,500,000   3,524,392
                                           -----------
                                            10,480,878
                                           -----------
Multi-National--0.73%
 African Development Bank
 7.75%, 12/15/01                   500,000     503,946
 Asian Development Bank 6.75%,
 06/11/07                        1,000,000     977,674
 Inter-American Development
 Bank
 5.75%, 02/26/08                 1,000,000     918,784
 8.40%, 09/01/09                   200,000     216,477
 8.50%, 03/15/11                   450,000     495,393
                                           -----------
                                             3,112,274
                                           -----------
Oil & Gas Producers--1.13%
 Amoco Canada
 7.25%, 12/01/02                 1,000,000   1,002,726
 Conoco Inc.
 5.90%, 04/15/04                 2,000,000   1,905,182
 Kerr-McGee Corp.
 6.63%, 10/15/07                 1,120,000   1,042,383
 Phillips 66 Capital Trust II
 8.00%, 01/15/37                 1,000,000     861,060
                                           -----------
                                             4,811,351
                                           -----------
Pharmaceuticals--0.23%
 American Home Products Corp.
 6.50%, 10/15/02                 1,000,000     989,941
                                           -----------
                                               989,941
                                           -----------
Pipelines--0.23%
 Sonat Inc.
 7.63%, 07/15/11                 1,000,000     977,437
                                           -----------
                                               977,437
                                           -----------
Real Estate--0.22%
 EOP Operating LP
 6.38%, 02/15/03                 1,000,000     960,189
                                           -----------
                                               960,189
                                           -----------
Real Estate Investment Trusts--0.22%
 Prologis Trust
 7.10%, 04/15/08                 1,000,000     917,672
                                           -----------
                                               917,672
                                           -----------
Retail--0.86%
 Penney (J.C.) Company Inc.
 8.25%, 08/15/22                 2,000,000   1,546,500
 Wal-Mart Stores Inc.
 8.50%, 09/15/24                 2,000,000   2,120,314
                                           -----------
                                             3,666,814
                                           -----------

June 30, 2000 (Unaudited)
---------------------------   ---------------------------

Bond Index Master Portfolio       Principal       Value

-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------
Telecommunication Equipment--0.23%
 Motorola Inc.
 7.50%, 05/15/25                $ 1,000,000 $   993,539
                                            -----------
                                                993,539
                                            -----------
Telecommunications--0.30%
 Bell Telephone Canada
 9.50%, 10/15/10                    250,000     282,887
 MCI Communications Corp.
 6.13%, 04/15/02                  1,000,000     976,450
                                            -----------
                                              1,259,337
                                            -----------
Telephone--3.46%
 AT&T Corp.
 6.00%, 03/15/09                  1,500,000   1,337,459
 6.50%, 09/15/02                  2,000,000   1,966,454
 Deutsche Telekom International
 Finance
 8.25%, 06/15/30                  1,000,000   1,016,900
 New York Telephone Co.
 6.00%, 04/15/08                    500,000     446,364
 7.00%, 12/01/33                  2,305,000   2,013,418
 Sprint Capital Corp.
 6.13%, 11/15/08                  4,000,000   3,564,100
 U.S. West Capital Funding Inc.
 6.13%, 07/15/02                  1,000,000     978,346
 US West Communications Inc.
 7.63%, 06/09/03                  1,000,000     998,124
 WorldCom Inc.
 6.25%, 08/15/03                  1,000,000     964,058
 7.55%, 04/01/04                  1,500,000   1,497,951
                                            -----------
                                             14,783,174
                                            -----------
Tobacco--0.10%
 Imperial Tobacco Group PLC
 7.13%, 04/01/09                    500,000     444,723
                                            -----------
                                                444,723
                                            -----------
Transportation--0.95%
 Canadian National Railway Co.
 6.45%, 07/15/00                  1,300,000   1,209,667
 CSX Corp.
 7.90%, 05/01/17                  1,000,000     949,723
 Norfolk Southern Corp.
 7.80%, 05/15/27                  1,000,000     961,520
 Union Pacific Corp.
 6.79%, 11/09/07                  1,000,000     934,546
                                            -----------
                                              4,055,456
                                            -----------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $145,481,917)                       137,125,359
                                            -----------
-------------------------------------------------------------------------------
++FOREIGN GOVERNMENT BONDS & NOTES--2.91%
-------------------------------------------------------------------------------
 British Columbia (Province of)
 6.50%, 01/15/26                  1,000,000     885,352
 Chile (Republic of)
 6.88%, 04/28/09                  1,000,000     923,734

                               Principal       Value

----------------------------------------------------------------------------
 Corp. Andina de Fomento
 7.75%, 03/01/04             $ 2,000,000 $ 1,979,770
 Hydro Quebec
 8.40%, 01/15/22               2,000,000   2,114,198
 Mexico Government
 International Bond
 9.88%, 01/15/07               1,000,000   1,030,000
 11.50%, 05/15/26              1,000,000   1,202,500
 New Brunswick (Province of)
 7.63%, 06/29/04               1,200,000   1,211,714
 Ontario (Province of)
 7.63%, 06/22/04                 750,000     758,552
 7.75%, 06/04/02               2,300,000   2,323,653
                                         -----------
TOTAL FOREIGN GOVERNMENT BONDS &
NOTES
 (Cost: $13,073,301)                      12,429,473
                                         -----------
----------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--62.08%
----------------------------------------------------------------------------
U.S. Government Agency Bonds and Notes--14.93%
 Federal Home Loan Bank
 5.02%, 02/11/02               3,500,000   3,400,470
 5.13%, 09/15/03               2,500,000   2,369,662
 5.40%, 01/15/03               1,500,000   1,446,433
 5.50%, 01/21/03               1,000,000     966,323
 5.95%, 07/28/08               3,500,000   3,238,665
 6.09%, 06/02/06               2,500,000   2,384,147
 6.13%, 08/15/03               1,000,000     975,206
 6.61%, 06/09/04               3,000,000   2,930,100
 Federal Home Loan Mortgage
 Corporation
 5.00%, 01/15/04               5,000,000   4,684,635
 5.13%, 10/15/08               3,400,000   2,960,557
 5.50%, 05/15/02               1,000,000     975,654
 5.63%, 02/20/04               1,000,000     952,856
 5.75%, 04/15/08               1,000,000     916,906
 5.75%, 03/15/09                 500,000     453,973
 5.90%, 05/04/04               3,500,000   3,353,994
 6.30%, 06/01/04               1,000,000     968,547
 6.75%, 09/15/29               1,000,000     956,254
 7.00%, 02/15/03               2,000,000   2,001,206
 Federal National Mortgage
 Association
 0.00%, 06/01/17               1,000,000     300,160
 5.13%, 02/13/04               3,104,000   2,916,202
 5.25%, 01/15/09               1,000,000     877,546
 5.38%, 03/15/02               1,000,000     975,727
 5.75%, 06/15/05               1,000,000     947,584
 5.88%, 04/23/04                 600,000     574,733
 6.00%, 05/15/08               1,000,000     930,731
 6.26%, 02/25/09               5,000,000   4,637,785
 6.38%, 06/15/09                 394,000     373,382
 6.45%, 02/14/02               1,000,000     991,375
 6.80%, 01/10/03               1,400,000   1,394,924
 7.13%, 03/15/07               1,000,000   1,002,920
 7.13%, 01/15/30                 887,000     889,193
 7.55%, 04/22/02               3,000,000   3,031,776
 Financing Corp.
 8.60%, 09/26/19               2,150,000   2,461,490
 9.65%, 11/02/18                 500,000     623,792
 9.80%, 04/06/18               1,285,000   1,616,020
 Tennessee Valley Authority
 6.00%, 03/15/13               1,000,000     898,201
 6.13%, 07/15/03                 500,000     483,771
 6.25%, 12/15/17                 600,000     539,140

June 30, 2000 (Unaudited)
---------------------------   ---------------------------

Bond Index
Master Portfolio       Principal       Value

--------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
--------------------------------------------------------------------
 6.88%, 12/15/43     $ 1,000,000 $   875,000
 7.13%, 05/01/30         450,000     450,540
                                 -----------
                                  63,727,580
                                 -----------
U.S. Government Securities--47.15%
 U.S. Treasury Bonds
 5.25%, 02/15/29         700,000     621,032
 5.50%, 08/15/28       2,800,000   2,568,126
 6.00%, 02/15/26       1,200,000   1,173,000
 6.13%, 11/15/27       1,600,000   1,595,000
 6.13%, 08/15/29         800,000     808,500
 6.25%, 05/15/30       1,200,000   1,259,626
 6.50%, 11/15/26       1,500,000   1,564,687
 6.63%, 02/15/27       1,000,000   1,060,313
 7.13%, 02/15/23       5,200,000   5,768,750
 7.25%, 05/15/16       4,100,000   4,511,283
 7.50%, 11/15/16         500,000     563,125
 7.63%, 02/15/07         500,000     508,125
 7.63%, 02/15/25       5,300,000   6,250,687
 7.88%, 02/15/21       2,500,000   2,968,750
 8.00%, 11/15/21       7,100,000   8,568,812
 8.13%, 08/15/19       5,250,000   6,332,812
 8.75%, 05/15/17       1,600,000   2,011,000
 8.75%, 05/15/20       3,100,000   3,970,908
 8.75%, 08/15/20       2,100,000   2,693,907
 9.13%, 05/15/09       1,000,000   1,088,125
 9.13%, 05/15/18       1,500,000   1,957,032
 9.38%, 02/15/06       1,300,000   1,486,469
 9.88%, 11/15/15       1,500,000   2,032,500
 10.63%, 11/15/12      2,100,000   2,584,313
 11.25%, 02/15/15      1,250,000   1,839,844
 11.75%, 11/15/14        500,000     689,375
 12.00%, 08/15/13      1,100,000   1,486,375
 12.75%, 11/15/10        500,000     640,625
 13.25%, 05/15/14      1,500,000   2,190,000
 U.S. Treasury Notes
 4.25%, 11/15/03       1,500,000   1,407,188
 4.75%, 02/15/04       2,100,000   1,996,313
 4.75%, 11/15/08       6,700,000   6,084,438
 5.25%, 05/15/04       3,700,000   3,569,346
 5.38%, 06/30/03       2,250,000   2,191,642
 5.50%, 07/31/01       4,100,000   4,057,721
 5.50%, 08/31/01       2,000,000   1,976,250
 5.50%, 01/31/03       2,100,000   2,056,032
 5.50%, 03/31/03       3,000,000   2,932,500
 5.50%, 05/31/03       1,450,000   1,417,375
 5.50%, 02/15/08       1,200,000   1,149,000
 5.50%, 05/15/09         500,000     478,125
 5.63%, 09/30/01       2,500,000   2,473,438
 5.63%, 05/15/08       3,300,000   3,182,438
 5.75%, 06/30/01       3,000,000   2,978,439
 5.75%, 11/30/02       1,600,000   1,576,501
 5.75%, 04/30/03       1,000,000     984,688
 5.75%, 08/15/03       5,000,000   4,914,065
 5.88%, 11/30/01         850,000     842,563
 5.88%, 09/30/02       1,700,000   1,680,345
 5.88%, 02/15/04       1,000,000     986,250
 5.88%, 11/15/04       1,000,000     985,000
 5.88%, 11/15/05       2,500,000   2,457,033
 6.00%, 08/15/09       2,800,000   2,777,250
 6.13%, 12/31/01       1,200,000   1,193,250
 6.13%, 08/15/07       3,300,000   3,280,408

                            Principal        Value

---------------------------------------------------------------------------
 6.25%, 10/31/01          $ 2,800,000 $  2,790,376
 6.25%, 01/31/02            1,000,000      996,250
 6.25%, 02/28/02            7,000,000    6,973,750
 6.25%, 06/30/02            3,000,000    2,989,689
 6.25%, 02/15/03            3,800,000    3,789,314
 6.38%, 09/30/01            2,000,000    1,996,250
 6.38%, 08/15/02            4,700,000    4,692,659
 6.50%, 05/15/05            3,000,000    3,032,814
 6.50%, 08/15/05            3,000,000    3,031,875
 6.50%, 10/15/06            1,400,000    1,415,750
 6.50%, 02/15/10            1,800,000    1,861,313
 6.63%, 06/30/01            2,000,000    2,003,126
 6.63%, 04/30/02            2,800,000    2,807,000
 6.63%, 05/15/07            1,000,000    1,020,625
 6.88%, 05/15/06            3,000,000    3,087,189
 7.00%, 07/15/06            1,900,000    1,968,282
 7.25%, 08/15/04            8,950,000    9,249,270
 7.50%, 11/15/01            5,200,000    5,266,628
 7.50%, 05/15/02            3,000,000    3,055,314
 7.50%, 02/15/05            1,300,000    1,363,375
 7.88%, 08/15/01            4,300,000    4,363,158
 7.88%, 11/15/04            3,000,000    3,175,314
                                      ------------
                                       201,350,020
                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
 (Cost: $272,485,675)                  265,077,600
                                      ------------
---------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--5.17%
---------------------------------------------------------------------------
 +FHLMC Discount Note       4,247,333    4,247,333
 6.42%, 07/05/00
 +Goldman Sachs Financial
 Square Prime Obligation
 Fund                      10,834,855   10,834,855
 6.57%, 07/03/00
 +Short Term Investment
 Company Liquid Assets
 Portfolio                  7,000,000    7,000,000
                                      ------------
 6.67%, 07/03/00
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $22,082,188)                    22,082,188
                                      ------------
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.28%
---------------------------------------------------------------------------
Morgan Stanley Tri Party
Repurchase Agreement,
dated 6/30/00, due
7/03/00, with a maturity
value of $5,455,424 and
an effective yield of
6.30%.                      5,452,562    5,452,562
                                      ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $5,452,562)                      5,452,562
                                      ------------
TOTAL INVESTMENTS IN SECURITIES--
103.55%
 (Cost $458,575,643)                   442,167,182
Other Assets, Less Liabilities --
(3.55%)                                (15,164,127)
                                      ------------
NET ASSETS -- 100.00%                 $427,003,055
                                      ============
---------------------------------------------------------------------------

 + Represents investment of collateral received from securities lending transactions. See Note 4.
++ Investment is denominated in U.S. Dollars.

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

----------------------------------------------------------
Extended Index Master Portfolio        Shares        Value

----------------------------------------------------------
COMMON STOCKS--96.30%
----------------------------------------------------------
Advertising--0.63%
 Ackerly Group Inc. (The)               2,120 $     24,910
 +APAC Customer Services Inc.           3,944       43,630
 +Catalina Marketing Corp.              1,217      124,134
 +Cybergold Inc.                        2,900       27,006
 +Cyrk International Inc.               1,891        9,455
 +Digital Impact Inc.                   1,703       24,055
 +FreeShop.com Inc.                     3,600       21,375
 +GenesisIntermedia.com Inc.              400        6,425
 +Getty Images Inc.                     2,466       91,396
 Grey Advertising Inc.                     55       28,600
 +Ha-Lo Industries Inc.                 3,404       19,148
 Harte-Hanks Inc.                       4,776      119,400
 +K2 Design Inc.                          400        2,650
 +Lamar Advertising Co.                 4,276      185,204
 +Mediaplex Inc.                        1,900       36,694
 +Modem Media Inc.                      1,100       13,681
 +Obie Media Corp.                        220        1,760
 Penton Media Inc.                      1,619       56,665
 +R.H. Donnelley Corp.                  1,530       29,644
 +Snyder Communications Inc.            3,986       94,667
 +TMP Worldwide Inc.                    5,310      391,944
 True North Communications Inc.         3,115      137,060
 +24/7 Media Inc.                       4,932       77,063
                                              ------------
                                                 1,566,566
                                              ------------
Aerospace/Defense--0.15%
 AAR Corp.                              1,340       16,079
 +BE Aerospace Inc.                     2,187       15,036
 +Ducommun Inc.                           413        4,930
 +Fairchild Corp. (The) "A"             1,431        6,976
 +First Aviation Services Inc.          2,400       14,250
 GenCorp. Inc.                          2,357       18,856
 +Hawker Pacific Aerospace              2,500       11,250
 HEICO Corp.                              909       12,953
 HEICO Corp. "A"                          852       10,437
 +Kellstrom Industries Inc.               433        2,003
 +Kreisler Manufacturing Corp.          2,500       10,234
 +Litton Industries Inc.                3,233      135,786
 +Orbital Sciences Corp.                2,547       31,042
 +Pemco Aviation Group Inc.               700       11,287
 Primex Technologies Inc.                 876       19,272
 +Sequa Corp. "A"                         564       21,538
 +Teledyne Technologies Inc.            1,800       30,150
 TransTechnology Corp.                    232        2,552
 Venturian Corp.                          440        1,760
                                              ------------
                                                   376,391
                                              ------------
Agriculture--0.02%
 Delta & Pine Land Co.                  2,014       50,476
                                              ------------
Airlines--0.37%
 +Airnet Systems Inc.                     519        2,368
 +Airtran Holdings Inc.                 2,893       12,024
 +Alaska Air Group Inc.                 2,172       58,916
 +American West Holdings Corp. "B"      2,024       34,661
 +Atlantic Coast Airlines Holdings      1,859       59,023
 +Atlas Air Inc.                        2,004       71,894
 +Continental Airlines Inc. "B"         3,964      186,308

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 +Midway Airlines Corp.                              517 $      2,650
 +Midwest Express Holdings Inc.                    1,230       26,445
 +Northwest Airlines Corp. "A"                     5,635      171,515
 +Offshore Logistics Inc.                          2,591       37,246
 Petroleum Helicopters NV                            245        2,358
 SkyWest Inc.                                      1,384       51,295
 UAL Corp.                                         3,376      196,441
                                                         ------------
                                                              913,144
                                                         ------------
Apparel--0.13%
 +Burlington Industries Inc.                       2,578        4,350
 +Jones Apparel Group Inc.                         7,552      177,472
 Oshkosh B'gosh Inc. "A"                             812       13,297
 Phillips-Van Heusen Corporation                   2,403       22,828
 Stride Rite Corp.                                 4,777       29,259
 +Unifi Inc.                                       4,132       51,133
 Warnaco Group Inc. "A"                            3,668       28,427
                                                         ------------
                                                              326,766
                                                         ------------
Auto Manufacturers--0.29%
 +Aftermarket Technology Inc.                      1,845       15,682
 +Alltrista Corp.                                    348        7,439
 +American Axle & Manufacturing Holdings Inc.      3,100       43,981
 AO Smith Corp. "B"                                2,242       46,942
 Arvin Industries Inc.                             1,397       24,273
 Borg-Warner Automotive Inc.                       1,345       47,243
 +Cannondale Corp.                                   274        1,781
 CLARCOR Inc.                                      2,691       53,484
 Coachmen Industries Inc.                            741        8,521
 Collins Industries Inc.                             400        2,000
 +Copart Inc.                                      3,182       50,912
 +Delco Remy International Inc.                      869        7,224
 +Dura Automotive Systems Inc.                     1,322       14,294
 Exide Corp.                                       1,855       14,840
 +FinishMaster Inc.                                  300        1,819
 Hastings Manufacturing Co.                          100          850
 +Hayes Lemmerz International Inc.                 1,550       18,697
 +Holiday RV Superstores Inc.                        400        1,800
 +IMPCO Technologies Inc.                            865       36,654
 JLG Industries Inc.                               3,972       47,167
 +Keystone Automotive Industries Inc.                786        5,453
 +Lithia Motors Inc. "A"                             425        5,684
 +Monaco Coach Corp.                               1,835       25,002
 +National RV Holdings Inc.                          576        6,048
 Noble International Ltd.                            300        2,325
 Oshkosh Truck Corp.                               1,307       46,725
 Regal-Beloit Corp.                                1,035       16,495
 +Rush Enterprises Inc.                              397        2,208
 Simpson Industries Inc.                             772        5,814
 +Sonic Automotive Inc.                            2,212       23,641
 Spartan Motors Inc.                                 562        2,353
 +Standard Automotive Corp.                          200        1,525
 Standard Motor Products Inc.                      1,184       10,064
 +Starcraft Corp.                                  2,200       18,150
 +Supreme Industries Inc.                            513        2,308
 +TBC Corp.                                          882        4,079

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index Master Portfolio             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 +The Kroll-O'Gara Co.                       1,619 $     10,827
 Titan International Inc.                    2,171       11,533
 +Ugly Duckling Corp.                          719        5,078
 +United Auto Group Inc.                     1,064        9,709
 Wabash National Corp.                       2,427       28,972
 Winnebago Industries Inc.                   2,120       27,693
                                                   ------------
                                                        717,289
                                                   ------------
Auto Parts & Equipment--0.11%
 Bandag Inc.                                 1,181       28,639
 +Collins & Aikman Corp.                     6,000       31,125
 Federal-Mogul Corp.                         4,111       39,311
 +Lear Corp.                                 3,683       73,660
 Meritor Automotive Inc.                     4,188       46,068
 +Strattec Security Corp.                      206        6,695
 Superior Industries International Inc.      1,324       34,093
 Tenneco Automotive Inc.                     2,400       12,600
                                                   ------------
                                                        272,191
                                                   ------------
Banks--4.09%
 Abington Bancorp Inc.                         200        1,800
 Allegiant Bancorp Inc.                        285        2,636
 Alliance Bancorp                              422        6,937
 AMB Financial Corp.                           400        5,200
 Ambanc Holding Co. Inc.                       246        3,751
 AMCORE Financial Inc.                       1,295       23,715
 Ameriana Bancorp                              156        1,540
 American Bancorp                              140        1,715
 American Bank of Connecticut                  167        3,277
 American National Bankshares Inc.             600        8,250
 Anchor Bancorp Wisconsin Inc.               2,823       43,227
 Andover Bancorp Inc.                          239        6,886
 Area Bancshares Corp.                       1,900       42,394
 Arrow Financial Corp.                         287        4,305
 ASB Financial Corp.                           400        3,800
 Associated Bancorp.                         4,874      106,314
 Astoria Financial Corp.                     2,946       75,859
 Atlantic Financial Corp.                      186        2,371
 +Banc Corp. (The)                           1,790       11,859
 BancFirst Corp.                               415       13,072
 BancFirst Ohio Corp.                          292        4,782
 Bancorp Connecticut Inc.                      229        3,320
 Bancorp South Inc.                          4,398       61,847
 BancWest Corporation                        5,412       88,960
 Bank of South Carolina Corp.                  400        4,800
 Bank of the Ozarks                            169        2,725
 Bank United Corp. "A"                       1,867       65,695
 BankAtlantic Bancorp Inc. "A"                   1            3
 Bankfirst Corp.                               419        3,457
 Banknorth Group Inc.                        8,764      134,199
 Bar Harbor Bankshares                         163        2,486
 Bay State Bancorp Inc.                        113        2,444
 Bay View Capital Corp.                      1,442       14,145
 BB&T Corp.                                    424       10,123
 BCSB Bancorp Inc.                             273        1,638
 Berkshire Bancorp Inc.                         95        3,182
 Big Foot Financial Corp.                      400        4,425
 +BOK Financial Corp.                        3,921       68,863

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 Boston Private Financial Holdings Inc.      1,300 $     13,081
 Bostonfed Bancorp Inc.                        192        2,712
 Brenton Banks Inc.                            924       12,820
 Brodge View Bancorp                           129        1,741
 Brookline Bancorp Inc.                      3,901       44,618
 Bryn Mawr Bank Corp.                          458        9,217
 BSB Bancorp Inc.                              706       14,164
 +BWC Financial Corp.                          200        3,800
 California Independent Bancorp                367        8,258
 Camco Financial Corp.                         440        3,987
 Camden National Corp.                         802       10,827
 +Capital Bank Corp.                           200        1,800
 Capital City Bank Group Inc.                  826       16,107
 +Capital Corporation of the West              300        3,112
 +Capital Crossing Bank                        181        1,855
 Capitol Bancorp Ltd.                          732        8,326
 Carolina Southern Bank                        159        1,828
 Cascade Bancorp                               751        8,402
 +Cascade Financial Corp.                      250        1,906
 Cathay Bancorp Inc.                           901       41,784
 Cavalry Bancorp Inc.                          274        3,168
 CB Bancshares Inc./Hawaii                     131        3,226
 CCB Financial Corp.                         2,677       99,049
 CCBT Financial Companies Inc.                 334        5,250
 Cenit Bancorp Inc.                            178        2,114
 Center Bancorp Inc.                           210        4,567
 +Central Coast Bancorp                        371        5,658
 Centura Banks Inc.                          2,756       93,532
 Century Bancorp Inc. "A"                      161        1,972
 CFS Bancorp Inc.                              846        7,746
 Chemical Financial Corp.                    1,633       42,458
 Chester Valley Bancorp                        697       11,849
 Chittenden Corp.                            1,549       37,854
 Citizens Banking Corp.                      2,343       38,037
 Citizens Financial Services Inc.              225        2,587
 Citizens First Financial Corp.                722        9,566
 City National Corp.                         3,012      106,918
 +Civic Bancorp                                217        3,119
 CKF Bancorp Inc.                              400        5,700
 CNB Financial Corp./NY                        780        8,190
 CNBT Bancshares Inc.                          319        4,267
 CNY Financial Corp.                           239        4,421
 Coastal Bancorp Inc.                          262        3,766
 Coastal Financial Corp.                       843        8,219
 Codorus Valley Bancorp Inc.                   441        4,906
 Colonial BancGroup Inc.                     8,391       80,763
 Colorado Business Bankshares                  946       12,653
 Columbia Bancorp                              204        1,836
 Comm Bancorp Inc.                              98        2,670
 Commerce Bancorp Inc. NJ                    1,684       77,464
 Commerce Bancshares Inc.                    4,191      124,682
 Commercial Bank of New York                   237        2,785
 Commercial Bankshares Inc./FL                 173        3,071
 Commercial Federal Corp.                    2,908       45,256
 Commercial National Financial Corp./PA        261        4,372

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Extended Index Master Portfolio            Shares        Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 Commonwealth Bancorp Inc.                    542 $      6,436
 +Community Bancorp Inc.                      420        2,730
 Community Bank Shares of Indiana Inc.        200        2,900
 Community Bank System Inc.                   269        5,968
 Community Banks Inc.                         264        5,445
 Community Bankshares Inc.                    611        7,027
 Community Bankshares Inc./VA                 161        2,898
 Community Financial Corp./VA                 400        3,500
 Community First Banking Co.                  123        2,029
 Community First Bankshares Inc.            2,411       39,329
 Community Savings Bankshares                 844        9,600
 Community West Bancshares                    400        2,200
 Compass Bancshares Inc.                    7,559      128,975
 Cooperative Bankshares Inc.                  400        3,400
 Cornerstone Bancorp Inc.                     100        1,175
 CORUS Bankshares Inc.                      1,651       43,648
 CoVest Bancshares Inc.                       200        2,100
 Cullen/Frost Bankers Inc.                  3,888      102,303
 CVB Financial Corp.                        2,516       39,784
 Delphos Citizens Bancorp Inc.                400        4,875
 Desert Community Bank                        354        6,018
 Dime Bancorp Inc.                          7,491      117,983
 Downey Financial Corp.                     1,258       36,482
 Drovers Bancshares Corp.                     285        4,382
 Eagle Bancshares Inc.                        211        2,400
 East Texas Financial Services Inc.           400        3,300
 East West Bancorp Inc.                     1,200       17,250
 Eastern Virginia Bankshares                  690       10,350
 EFC Bancorp Inc.                             335        3,141
 Elmira Savings Bank FSB                      359        6,464
 +Equitable Bank                              420        5,171
 ESB Financial Corp.                          880        8,800
 F&M National Corp.                         3,008       63,168
 F.N.B. Corp.                               2,303       47,499
 Farmers Capital Bank Corp.                   578       17,557
 FCNB Corp.                                   688       12,427
 FFD Financial Corp.                          400        3,800
 FFLC Bancorp Inc.                            164        2,070
 FFW Corp.                                    400        4,725
 FFY Financial Corp.                          288        3,168
 Fidelity Bancorp Inc.                        107        1,859
 Fidelity Bancorp Inc./PA                     400        4,700
 Fidelity Bankshares Inc.                     750       11,531
 Fidelity National Corp.                      363        2,223
 Finger Lakes Financial Corp.                 200        1,400
 First Bancorp North Carolina                 652        9,046
 +First Banks America Inc.                    198        3,663
 First Bankshares Inc.                        400        3,950
 First Bell Bancorp Inc.                      229        3,492
 First Busey Corp. "A"                        606        9,961
 First Citizens BancShares Inc.               909       54,085

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 First Commonwealth Financial Corp.        2,868 $     25,991
 First Community Financial Corp.             200        3,412
 First Defiance Financial Corp.              301        2,427
 First Essex Bancorp Inc.                    278        4,431
 +First Federal Bancorp Inc.                 600        4,237
 First Federal Bancorp Inc./OH               600        3,600
 First Federal Bancshares of Arkansas        204        3,009
 First Federal Bankshares Inc.               529        4,166
 First Federal Financial of Kentucky         552       10,488
 First Federal of East Hartford              138        4,088
 First Financial Bancorp                   3,610       71,072
 First Financial Corp.                       400        4,100
 First Franklin Corp.                        400        3,350
 First Georgia Holding Inc.                  900        3,712
 First Independence Corp.                    400        3,800
 First Keystone Financial Inc.               400        3,950
 First Mariner Bancorp                       400        2,200
 First Merchants Corp.                       771       16,336
 First Midwest Bancorp Inc.                3,048       70,866
 First Midwest Financial Inc.                400        3,700
 First Mutual Bancshares Inc.                220        2,200
 First Niagara Financial Group Inc.        1,331       12,478
 First Northern Capital Corp.                324        4,333
 First Oak Brook Bancshares "A"              164        2,234
 First of Long Island Corp.                  314       10,637
 First Place Financial Corp.                 700        7,525
 First Savings Bancorp Inc.                  166        2,697
 First Security Corp.                     11,477      155,657
 First Security Financial Inc.               400        5,150
 First Sentinel Bancorp Inc.               4,730       38,875
 1st Source Corp.                          1,947       30,544
 First South Bancorp Inc.                    182        3,572
 First Southern Bancshares                   400        3,300
 First State Bancorp                         228        2,337
 1st State Bancorp Inc.                      200        4,100
 First Tennessee National Corp.            7,837      129,800
 First United Corp.                          727        7,906
 First Virginia Banks Inc.                 2,740       95,386
 First West Virgina Bancorp Inc.             240        3,420
 Firstbank Corp.                           1,333       24,744
 Firstfed America Bancorp Inc.               289        3,342
 +FirstFed Financial Corp.                   945       13,348
 FirstMerit Corp.                          4,890      104,524
 FirstSpartan Financial Corp.                146        2,518
 Flag Financial Corp.                      1,000        4,437
 +Florida Banks Inc.                         400        2,175
 FloridaFirst Bancorp                        400        3,150
 Flushing Financial Corp.                    414        6,313
 FMS Financial Corp.                       1,000        7,375
 FNB Corp./North Carolina                    534        5,273
 FNB Financial Services Corp.                153        1,989
 Foothill Independent Bancorp                820        7,585

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Frontier Financial Corp.                  1,204 $     22,123
 FSF Financial Corp.                         400        4,800
 Fulton Financial Corp.                    5,245       92,771
 FVNB Corp.                                  406       13,702
 GA Financial Inc.                           263        3,123
 Gaston Federal Bancorp Inc.                 201        2,048
 GBC Bancorp                                 633       18,515
 German American Bancorp                     334        4,843
 GFSB Bancorp Inc.                           400        5,450
 Gold Bancorp Inc.                         1,378        6,890
 +Golden State Bancorp Inc.                8,156      146,808
 Granite State Bankshares Inc.               218        3,297
 Great Southern Bancorp Inc.                 289        5,021
 Greater Bay Bancorp                         729       34,081
 Greater Community Bancorp                   410        3,382
 Greater Delaware Valley Savings Bank        200        1,487
 Greenpoint Financial Corp.                7,080      132,750
 GS Financial Corp.                          400        4,925
 Guaranty Bancshares Inc.                    300        3,337
 Guaranty Federal Bancshares Inc.            400        4,050
 Guaranty Financial Corp.                    400        3,000
 Habersham Bancorp                           400        4,100
 Hallmark Capital Corp.                      200        1,825
 +Hamilton Bancorp Inc.                      970       16,975
 Hancock Holding Co.                       1,168       39,712
 Harbor Florida Bancshares Inc.            1,383       14,435
 Hardin Bancorp Inc.                         200        2,725
 Harleysville National Corp.                 481       15,753
 Harleysville Savings Finance Corp.          506        7,337
 Harrington Financial Group Inc.             600        3,900
 +Hawthorne Financial Corp.                  700        5,425
 +Heritage Bancorp Inc.                      800        4,200
 Heritage Bancorp Inc./SC                    170        2,890
 Heritage Financial Corp.                    443        3,849
 HF Financial Corp.                          212        1,908
 Hibernia Corp. "A"                       11,096      120,669
 Highland Bancorp Inc.                       282        6,874
 Hingham Institution for Savings             400        5,250
 HMN Financial Inc.                          241        2,651
 Home Bancorp                                 97        1,710
 Home City Financial Corp.                   400        3,750
 Home Federal Bancorp                        189        3,118
 Home Financial Bancorp                      600        3,375
 Hopfed Bancorp Inc.                         180        1,721
 Horizon Financial Corp.                     276        2,484
 Hudson City Bancorp Inc.                  6,800      116,025
 Hudson River Bancorp Inc.                   658        7,814
 Hudson United Bancorp                     2,838       63,678
 IBERIABANK Corp.                            253        3,890
 +Imperial Bancorp                         2,420       37,813
 Independence Community Bank Corp.         3,455       45,779
 Independence Federal Savings Bank           400        4,000
 Independent Bank Corp.--MA                  548        6,199

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 Independent Bank Corp.--MI                  978 $     13,264
 Indiana United Bancorp                      576        9,216
 Industrial Bancorp Inc.                     180        2,137
 IndyMac Mortgage Holdings Inc.            5,638       76,465
 Integra Bank Corp.                        1,697       28,849
 Interchange Financial Services Corp.        636        8,347
 International Bancshares Corp.              987       32,201
 Investors Financial Services Corp.        2,200       87,312
 Iroquois Bancorp Inc.                       200        6,537
 Irwin Financial Corp.                     2,369       34,202
 iStar Financial Inc.                      3,970       83,122
 +ITLA Capital Corp.                         700       10,150
 Jacksonville Savings Bank                   400        3,200
 James River Bankshares Inc.                 200        2,200
 Jefferson Savings Bancorp Inc.            1,071       11,714
 Kankakee Bancorp Inc.                       382        7,926
 Keystone Financial Inc.                   2,401       51,021
 Klamath First Bancorp Inc.                  365        4,283
 Lakeland Financial Corp.                    313        3,599
 Lamar Capital Corp.                         400        3,275
 Leeds Federal Bankshares Inc.               232        2,421
 Lexington B & L Financial Corp.             400        3,850
 Logansport Financial Corp.                  400        3,925
 LSB Bancshares Inc.                         321        3,932
 M&T Bank Corp.                              451      202,950
 MAF Bancorp Inc.                          2,636       47,942
 Mahaska Investment Co.                    1,062        8,894
 Main Street Bancorp Inc.                    100          887
 Marathon Financial Corp.                    400        2,025
 Marshall & Ilsley Corp.                   6,645      275,767
 Massbank Corp.                              330        9,240
 Medallion Financial Corp.                 1,016       15,685
 Medford Bancorp Inc.                        321        4,534
 Mercantile Bankshares Corp.               4,694      139,940
 Merchants Bancshares Inc.                   462        9,009
 Merchants New York Bancorp Inc.           2,168       37,262
 Merrill Merchants Bancshares Inc.           309        3,476
 Metrocorp Bancshares Inc.                   513        3,527
 +Metropoitan Financial Corp.              1,200        5,700
 MetroWest Bank                              637        3,503
 MFB Corp.                                   400        6,525
 Mid Coast Bancorp                           630        9,726
 Mid Penn Bancorp Inc.                       229        4,179
 MidAmerica Bancorp                        1,270       31,750
 Midwest Banc Holdings Inc.                  415        5,758
 Mississippi Valley Bancshares Inc.          424       10,282
 MNB Bancshares Inc.                         420        3,360
 Monterey Bay Bancorp Inc.                   167        1,503
 Montgomery Financial Corp.                  200        1,700
 National Bancorp of Alaska Inc.           2,076       74,476
 +National Bancshares Corp. of Texas         188        2,561
 National City Bancorp                       326        4,727

June 30, 2000 (Unaudited)

------------------------------------------------------------
Extended Index Master Portfolio          Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 National Commerce Bancorp.               7,015 $    112,678
 National Penn Bancshares Inc.            1,698       35,021
 +Net.B@nk Inc.                           2,478       30,820
 North Central Bancshares Inc.              138        1,915
 North Fork Bancorp.                     10,208      154,396
 Northeast Bancorp                          716        5,728
 Northeast Indiana Bancorp Inc.             440        5,060
 Northern States Financial Corp.            464        8,816
 Northway Financial Inc.                    309        6,798
 Northwest Bancorp Inc.                   5,896       40,535
 Norwood Financial Corp.                    200        3,500
 NS & L Bancorp                             480        4,860
 NSD Bancorp Inc.                           554        8,310
 Nutmeg Federal Savings & Loan              210        1,601
 Oak Hill Financial Inc.                    196        2,744
 OceanFirst Financial Corp.                 544       10,030
 +Ocwen Financial Corp.                   6,716       37,358
 Ohio Valley Bancorp                        326        8,476
 Old National Bancorp.                    4,066      119,185
 Old Second Bancorp Inc.                    224        4,746
 Omega Financial Corp.                      401       10,125
 One Valley Bancorp Inc.                  2,553       79,781
 Oregon Trail Financial Corp.               200        2,225
 Ottawa Financial Corp.                     685       11,650
 PAB Bankshares Inc.                        471        4,887
 Pacific Capital Bancorp                  1,480       37,093
 Pacific Century Financial Corp.          4,588       67,100
 Pamrapo Bancorp Inc.                       127        2,445
 Park National Corp.                        536       48,642
 Parkvale Financial Corp.                   633       10,919
 Pathfinder Bancorp Inc.                    400        2,600
 Patriot Bank Corp.                         228        1,582
 Peekskill Financial Corp.                  400        8,700
 Pennfed Financial Services Inc.            339        4,788
 +Pennsylvania Commerce Bancorp Inc.        267        6,008
 Peoples Bancorp Inc.                       255        3,570
 Peoples Bancorp/Auburn                     145        1,994
 People's Bancshares Inc.                   200        3,050
 Peoples Banctrust Co. Inc.                 689        7,923
 People's Bank                            4,591       84,360
 Peoples Bank / Catawba NC                  511        6,515
 Peoples Financial Corp./OH                 200        1,125
 Peoples Holding Co.                        215        4,300
 Permanent Bancorp Inc.                     200        4,000
 PHS Bancorp Inc.                           400        3,350
 Pinnacle Bancshares Inc.                   800        7,200
 Pittsburgh Financial Corp.                 400        3,300
 Popular Inc.                             8,268      157,609
 Premier Financial Bancorp                  234        1,521
 Princeton National Bancorp                 171        2,095
 Progress Financial Corp.                   246        3,044
 Prosperity Bancshares Inc.                 231        3,725
 Provident Bankshares Corp.               2,560       34,560
 Provident Financial Group Inc.           2,664       63,436

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +Provident Financial Holdings Inc.          200 $      2,787
 PVF Capital Corp.                           220        2,159
 +Quad City Holdings Inc.                    200        3,225
 +Quaker City Bancorp Inc.                   700       10,762
 Queens County Bancorp Inc.                2,151       39,659
 R&G Financial Corp. "B"                     374        2,969
 Redwood Empire Bancorp                      151        2,718
 Republic Bancorp Inc.                     4,240       37,898
 Republic Bancorp Inc. KY "A"                540        5,434
 +Republic Bancshares Inc.                   454        5,448
 +Republic First Bancorp Inc.                248        1,147
 Republic Security Financial Corp.         5,615       28,075
 Resource Bankshares Corp.                   200        1,725
 Richmond County Financial Corp.           1,600       30,600
 Riggs National Corp.                      2,971       37,509
 Riverview Bancorp                           259        2,072
 Roslyn Bancorp Inc.                       4,952       82,250
 Royal Bancshares of Pennsylvania "A"        812       13,601
 S&T Bancorp Inc.                          1,236       22,557
 Santander Bancorp                         3,770       48,067
 Savannah Bancorp Inc. (The)                 336        6,468
 Seacoast Banking Corp. of Florida           184        4,968
 Second Bancorp Inc.                         573        8,702
 +Security Capital Group "B"               3,373       57,341
 Shoreline Financial Corp.                   443        5,262
 +Silicon Valley Bancshares                2,446      104,261
 Simmons First National Corp. "A"            611       13,671
 +Six Rivers National Bank                   200        2,600
 SJNB Financial Corp.                        110        3,080
 Sky Financial Group Inc.                  5,586       89,025
 SNB Bancshares Inc.                         200        3,000
 Sound Federal Bancorp                       233        1,951
 South Alabama Bancorp                       840        8,505
 South Financial Group Inc. (The)          4,373       63,404
 Southside Bankshares Corp.                  320        2,380
 Southwest Bancorp Inc.                      440        7,095
 +Southwest Bancorp of Texas Inc.          1,438       29,838
 Southwest Georgia Financial Corp.           134        2,119
 Sovereign Bancorp Inc.                   14,232      100,069
 State Bancorp Inc.                          814       10,281
 State Financial Services Corp. "A"          371        3,548
 StateFed Financial Corp.                    200        1,850
 Staten Island Bancorp Inc.                1,992       35,109
 Sterling Bancorp-NY                         318        5,009
 Sterling Bancshares Inc./TX               2,095       22,652
 Sterling Financial Corp. (PA)               796       15,771
 +Sterling Financial Corp./ Spokane          360        4,140
 Suffolk Bancorp                             224        5,852
 Summit Bancshares Inc. (Texas)              640       11,040
 +Summit Financial Corp.                     210        2,100
 Sun Bancorp Inc.                            252        3,528
 +Sun Bancorp Inc. "B"                       783        4,700

June 30, 2000 (Unaudited)

----------------------------------------------------------
Extended Index Master Portfolio        Shares        Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 Susquehanna Bancshares Inc.            1,704 $     24,282
 SY Bancorp Inc.                          242        4,991
 TCF Financial Corp.                    5,587      143,516
 Team Financial Inc.                      300        2,437
 Texas Regional Bancshares "A"          1,544       39,179
 TF Financial Corp.                       129        1,758
 Thistle Group Holdings Co.               402        2,789
 TIB Financial Corp.                      300        3,094
 Timberland Bancorp Inc.                  267        2,887
 Tompkins County Trustco Inc.             282        6,979
 TriCo Bancshares                         659       10,873
 Troy Financial Corp.                     700        6,912
 Trust Company of New Jersey (The)      2,085       38,051
 TrustCo Bank Corp. NY                  4,496       56,200
 Trustmark Corp.                        4,956       86,420
 Twin City Bancorp Inc.                   400        6,025
 UMB Financial Corp.                    1,697       55,683
 Union Bankshares Corp.                   776        8,245
 Union Community Bancorp                  300        3,300
 UnionBanCal Corporation               10,039      186,349
 United Bancorp Inc./Ohio                 131        1,310
 United Bankshares Inc.                 2,124       38,630
 United National Bancorp./NJ            1,684       30,944
 +United Security Bancorp                 880        8,470
 Unity Bancorp Inc.                       300        1,162
 USBancorp Inc.--PA                       503        1,792
 Vail Banks Inc.                          359        3,410
 Valley National Bancorp.               4,351      105,784
 +VIB Corp.                             1,346        8,076
 Virginia Capital Bancshares Inc.         700       10,675
 +Virginia Commerce Bancorp Inc.          484        6,413
 Vista Bancorp Inc.                       604        8,456
 W Holding Co. Inc.                     4,589       37,859
 Warren Bancorp Inc.                      354        2,522
 Warwick Community Bancorp                243        2,886
 Washington Federal Inc.                2,707       49,403
 Webster Financial Corp.                2,568       56,977
 WesBanco Inc.                          2,035       49,349
 Westamerica Bancorp                    1,808       47,234
 WestCorp Inc.                          3,331       39,764
 Westerfed Financial Corp.                206        2,974
 Western Ohio Financial Corp.              96        1,488
 WHG Bancshares Corp.                     400        3,350
 Whitney Holding Corp.                  1,845       63,076
 Wilmington Trust Corp.                 1,796       76,779
 Winton Financial Corp.                   300        2,737
 Wintrust Financial Corp.                 300        4,631
 WSFS Financial Corp.                     437        4,561
 WVS Financial Corp.                      159        1,838
 Yardville National Bancorp               822        8,734
 York Financial Corp.                     370        4,528
 Zions Bancorp.                         4,998      229,361
                                              ------------
                                                10,207,480
                                              ------------

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
Beverages--0.44%
 +Agribrands International Inc.                  877 $     36,779
 Alico Inc.                                      759       12,049
 AMCON Distributing Co.                          220        1,169
 +Beringer Wine Estates Holdings Inc. "B"      1,008       35,595
 Bridgeford Food Corp.                         1,119       13,428
 +Bush Boake Allen Inc.                          962       42,087
 Cagle's Inc. "A"                                614        4,605
 +Canandaigua Brands Inc. "A"                    899       45,343
 +Chalone Wine Group Ltd.                      1,120        8,960
 Coca-Cola Bottling Co.                          474       21,567
 +Del Monte Foods Co.                          2,596       17,685
 Dreyer's Grand Ice Cream Inc.                 1,221       25,641
 Farmer Brothers Co.                              86       15,050
 +Fresh Del Monte Produce Inc.                 2,629       18,074
 +Gardenburger Inc.                              319        1,794
 +Geerlings & Wade Inc.                          200          606
 +Golden State Vintners Inc. "B"                 229          945
 +Green Mountain Coffee Inc.                   1,200       20,925
 +Holt's Cigar Holdings Inc.                   2,346       13,343
 +Horizon Organic Holding Corp.                  954       10,136
 +J & J Snack Foods Corp.                        332        5,934
 +M&F Worldwide Corp.                          1,561        8,781
 Maui Land & Pineapple Co.                       321        7,263
 +Midwest Grain Products, Inc.                 1,057        8,786
 Nash Finch Co.                                  418        3,448
 +National Beverage Corp.                        681        5,618
 +Odwalla Inc.                                   100          712
 Pepsi Bottling Group Inc.                     9,800      286,037
 +Performance Food Group Co.                     862       27,584
 Pilgrim's Pride Corp. "B"                     1,234        8,792
 +Ralcorp Holdings Inc.                        2,028       24,843
 Riviana Foods Inc.                              667       11,631
 +Robert Mondavi Corp. (The) "A"                 762       23,384
 Sanderson Farms Inc.                          1,029        8,232
 Seaboard Corp.                                  166       28,552
 +Seneca Foods Corp. "A"                         400        4,650
 +Smart & Final Inc.                           2,130       16,374
 +Smithfield Foods Inc.                        3,479       97,629
 +SonomaWest Holdings Inc.                       400        2,450
 +Suprema Specialties Inc.                       400        3,750
 +Sylvan Inc.                                    985        9,111
 Tasty Baking Company                            988       12,659
 +United Natural Foods Inc.                    1,913       26,304
 Whitman Corp.                                 9,213      114,011
 +WLR Foods Inc.                               1,405        6,498
                                                     ------------
                                                        1,098,814
                                                     ------------
Biotechnology--2.22%
 +ACLARA BioSciences Inc.                      1,940       98,819
 +Affymetrix Inc.                              1,627      268,658
 +Ariad Pharmaceuticals Inc.                   1,900       25,294
 +Avant Immunotherapeutics Inc.                2,900       30,631

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 +Chiron Corp.                            11,693 $    555,417
 +Diversa Corp.                            1,787       59,194
 +Exelixis Inc.                            1,613       53,834
 +Gene Logic Inc.                          1,500       53,531
 +Genentech Inc.                           5,300      911,600
 +Genzyme General Division                 5,009      297,722
 +IDEC Pharmaceuticals Corp.               2,688      315,336
 +Immunex Corp.                           31,368    1,550,755
 +LJL Biosystems Inc.                        900       17,437
 +Maxygen Inc.                             1,762      100,021
 +Millennium Pharmaceuticals Inc.          5,846      654,021
 +Nanogen Inc.                             1,700       72,144
 +Nexell Therapeutics Inc.                 1,425       21,197
 +PE Corp. (Celera Genomics Group)         3,600      336,600
 +Sequenom Inc.                            1,287       58,398
 +Targeted Genetics Corp.                  2,200       32,725
 +Xoma Ltd.                                5,334       22,836
                                                 ------------
                                                    5,536,170
                                                 ------------
Building Materials--0.49%
 AMCOL International Corp.                 1,498       24,717
 +American Standard Companies Inc.         4,345      178,145
 Andersons Inc.                            1,001        9,509
 +Barnett Inc.                             1,597       16,369
 +CapRock Communications Corp.             2,194       42,783
 CARBO Ceramics Inc.                         838       29,435
 Centex Construction Products Inc.           909       20,623
 Chemed Corp.                              1,162       32,754
 +Comfort Systems USA Inc.                 4,359       17,436
 +Continental Materials Corp.                100        1,675
 +Dal-Tile International Inc.              2,596       21,417
 Elcor Corp.                                 970       22,310
 Florida Rock Industries Inc.                945       33,666
 +Integrated Electrical Services Inc.      3,692       18,922
 +International Smart Sourcing Inc.          200        1,475
 Johns Manville Corp.                     10,295      135,765
 Lafarge Corp.                             4,701       98,721
 Martin Marietta Materials Inc.            3,183      128,713
 Modine Manufacturing Co.                  1,524       41,148
 Noland Co.                                  136        2,312
 +Plymouth Rubber Co. Inc. "A"               400        1,950
 Puerto Rican Cement Co. Inc.                198        5,507
 Rayonier Inc.                             1,646       59,050
 +Rock of Ages Corp.                         174          859
 Southdown Inc.                            2,122      122,545
 +Swiss Army Brands Inc.                     353        1,809
 United States Lime & Minerals Inc.          600        4,125
 USG Corp.                                 3,423      103,974
 +Wickes Inc.                                500        2,969
 Wolohan Lumber Co.                          262        2,685
 York International Corp.                  1,992       52,041
                                                 ------------
                                                    1,235,409
                                                 ------------

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
Chemicals--1.09%
 Aceto Corp.                                      299 $      3,289
 +Advanced Technical Products Inc.                200          762
 +AEP Industries Inc.                             445       11,236
 +Airgas Inc.                                   3,751       21,334
 Albemarle Corp.                                2,402       47,439
 +American Pacific Corp.                          367        2,064
 American Vanguard Corp.                          220        1,787
 +Applied Extrusion Tech Inc.                     496        2,604
 Arch Chemicals Inc.                            2,100       45,937
 +Atlantis Plastics Inc. "A"                      600        3,675
 Balchem Corp. "B"                                200        2,250
 Brady Corp. "A"                                1,407       45,727
 +Brunswick Technologies Inc.                   1,700       14,291
 Cabot Corp.                                    4,577      124,723
 +Cabot Microelectronics Corp.                  1,267       57,965
 Cambrex Corp.                                  4,790      215,550
 +CFC International Inc.                          800        6,200
 Chase Corp.                                      100        1,050
 ChemFirst Inc.                                 2,141       51,652
 Church & Dwight Co. Inc.                       2,224       40,032
 CPAC Inc.                                        303        2,272
 Crompton Corp.                                 6,906       84,598
 +Cytec Industries Inc.                         3,235       79,864
 +Detrex Corp.                                    200          750
 Dexter Corp. (The)                             1,241       59,568
 Ferro Corp.                                    1,885       39,585
 Flamemaster Corp. (The)                          200        1,475
 +Foamex International Inc.                     2,122       12,865
 Fuller (H. B.) Co.                               725       33,033
 Gentek Inc.                                      933       10,438
 Geon Co.                                       1,245       23,032
 Georgia Gulf Corp.                             1,579       32,863
 Hanna (M.A.) Co.                               2,418       21,762
 Hawkins Chemical Inc.                            418        3,292
 +Home Products International Inc.                456        1,767
 IMC Global Inc.                                7,815      101,595
 +International Specialty Products Inc.         3,376       19,201
 +JLM Industries Inc.                           2,200        7,700
 Lilly Industries Inc. "B"                      3,138       94,336
 Lubrizol Corp.                                 3,866       81,186
 Lyondell Chemical Co.                          7,042      117,953
 MacDermid Inc.                                 1,924       45,214
 +McWhorter Technologies Inc.                     381        7,406
 Millennium Chemicals Inc.                      3,774       64,158
 Minerals Technologies Inc.                     1,185       54,510
 Mississippi Chemical Corp.                     2,577       12,241
 Myers Industries Inc.                          2,700       29,025
 +Nanophase Technologies Corp.                    900        9,394
 NL Industries Inc.                             2,732       41,663
 Northern Technologies International Corp.        100          625
 Olin Corp.                                     2,793       46,084
 OM Group Inc.                                  1,260       55,440
 Omnova Solutions Inc.                          2,357       14,731
 Penford Corp.                                    771       16,576
 Raven Industries Inc.                            210        2,940
 RPM Inc.                                       6,047       61,226
 Schulman Inc. "A"                              1,588       19,155
 +Scotts Co. (The) "A"                          2,635       96,177

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index Master Portfolio             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Solutia Inc.                                7,227 $     99,371
 Spartech Corp.                              1,702       45,954
 +Spinnaker Industries Inc.                    168        1,512
 +Spinnaker Industries Inc. "A"                159        1,570
 +Surmodics Inc.                               324        8,424
 +Syntroleum Corp.                           1,592       27,263
 +Triple S Plastics Inc.                       200        4,850
 Tuscarora Inc.                                350        5,469
 +U.S. Plastic Lumber Co.                    1,954        8,610
 +Uniroyal Technology Corp.                  2,720       30,090
 Valhi Inc.                                  6,622       68,703
 Valspar Corp.                               3,055      103,106
 +Vertex Pharmaceuticals Inc.                1,633      172,077
 Vulcan International Corp.                    200        6,600
 Wellman Inc.                                1,400       22,663
 West Pharmaceutical Services Inc.             771       16,673
                                                   ------------
                                                      2,728,202
                                                   ------------
Coal--0.02%
 CONSOL Energy Inc.                          4,000       60,500
                                                   ------------
                                                         60,500
                                                   ------------
Commercial Services--3.79%
 Aaron Rents Inc. "A"                        1,271       19,859
 +Ablest Inc.                                  800        4,200
 ABM Industries Inc.                         1,456       33,488
 +ACMAT Corp. "A"                              300        2,400
 +ACNielsen Corp.                            3,255       71,610
 +Administaff Inc.                             835       53,022
 +ADVO Inc.                                  1,402       58,884
 +AHL Services Inc.                            930        5,696
 +Ambassadors International Inc.               965       15,199
 +Amtran Inc.                                  737        9,166
 Angelica Corp.                                322        2,576
 +AnswerThink Consulting Group Inc.          2,281       37,922
 +Apollo Group Inc.                          4,463      124,964
 +Applied Anlytical Industries Inc.          1,732       16,616
 +Applied Graphics Technologies Inc.         2,725       11,581
 +Arch Capital Group Ltd.                    2,263       33,804
 +ASI Solutions Inc.                         5,400       45,225
 +@plan Inc.                                   700        4,594
 +Atrix Laboratories Inc.                    1,316       12,337
 +Aurora Biosciences Corp.                   1,226       83,598
 +AXENT Technologies Inc.                    3,116       77,316
 +Barrett Business Services Inc.             1,000        5,906
 +Barringer Technologies Inc.                  640        4,400
 +Berlitz International Inc.                   351        3,159
 +Bestway Inc.                               1,400        8,400
 +Billing Concepts Corp.                     3,028       13,437
 +Bioreliance Corp.                          1,449        7,064
 +Bio-Technology General Corp.               2,779       36,648
 +Blount International Inc.                  3,065       23,564
 +Blue Rhino Corp.                           1,881       15,166
 Bowne & Co. Inc.                            3,746       37,694
 +Breakaway Solutions Inc.                   2,000       54,000
 +Bright Horizons Family Solutions Inc.      1,019       21,781

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 +Burns International Services Corp.          1,052 $     13,150
 +Business Resource Group                       400        2,550
 +Butler International Inc.                     900        7,650
 Cadmus Communications Corp.                    890        8,677
 +Capital Senior Living Corp.                   727        2,136
 +Caremark Rx Inc.                           12,304       83,821
 +Catalytica Inc.                             3,661       40,271
 +CDI Corp.                                   1,362       27,751
 +Celgene Corp.                               4,215      248,158
 Central Parking Corp.                        2,522       59,740
 +Cephalon Inc.                               1,759      105,320
 +Cerner Corp.                                1,867       50,876
 +Charles River Associates Inc.                 372        6,557
 +Childtime Learning Centers Inc.               700        4,637
 +Circle.com                                  1,621        5,977
 +Collateral Therapeutics Inc.                  887       22,494
 +COMARCO Inc.                                  197        6,402
 Comdisco Inc.                                9,600      214,200
 +Concepts Direct Inc.                          200        1,987
 +Concord EFS Inc.                           13,226      343,876
 +Conrad Industries Inc.                        300        1,950
 +Consolidated Graphics Inc.                    726        6,806
 +COR Therapeutics Inc.                       1,596      136,159
 +Corinthian Colleges Inc.                      600       14,062
 +Cornell Corrections Inc.                    1,327       10,616
 +Corporate Executive Board Co. (The)           700       41,912
 +Correctional Services Corp.                 1,387        5,461
 +CSS Industries Inc.                           480        9,810
 +Cubist Pharmaceuticals Inc.                 1,544       76,042
 +CuraGen Corp.                               2,300       87,544
 +CV Therapeutics Inc.                        1,000       69,312
 +DeVry Inc.                                  4,001      105,776
 +Diamond Technology Partners Inc.            1,163      102,344
 +Digital Courier Tech Inc.                   3,497       22,293
 +Earl Scheib Inc.                            1,000        3,125
 +eBenx Inc.                                  1,510       31,993
 +Edison Schools Inc.                         1,900       44,056
 +Education Management Corp.                  2,005       36,215
 +Emergent Information Technologies Inc.        739        1,570
 +Emisphere Technologies Inc.                 1,405       59,866
 +Encompass Service Corp.                     4,456       25,622
 +EntreMed Inc.                                 778       23,291
 +Exponent Inc.                                 300        2,512
 +First Consulting Group Inc.                 2,194       12,204
 +First Health Group Corp.                    3,121      102,408
 +Franklin Covey Co.                          1,025        7,111
 +FTI Consulting Inc.                           600        6,300
 +FYI Inc.                                    1,606       54,102
 G & K Services Inc. "A"                      2,016       50,526
 +Gaiam Inc.                                    300        5,550
 +Gartner Group Inc. "B"                      5,300       52,337
 +Genome Therapeutics Corp.                   1,320       40,177
 +Gilman & Ciocia Inc.                          935        4,324
 +Griffin Land & Nurseries Inc.                 800        9,300
 +GTS Duratek Inc.                              630        5,355
 +Harris Interactive Inc.                     5,460       26,447
 +Health Risk Management Inc.                   100          625

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Healthcare Services Group Inc.               1,214 $      5,463
 +Heidrick & Struggles International Inc.      1,000       63,125
 Hertz Corp.                                   2,720       76,330
 +HotJobs.com Ltd.                             4,100       56,631
 +ICOS Corp.                                   3,016      132,704
 +ICT Group Inc.                                 600        5,737
 +Incyte Pharmaceuticals Inc.                  1,641      134,870
 +Interim Services Inc.                        3,724       66,101
 +Iron Mountain Inc.                           3,747      127,398
 +Isis Pharmaceuticals Inc.                    3,908       56,666
 +ITT Educational Services Inc.                2,308       40,534
 +Jupiter Communications Inc.                    900       20,700
 +Kaneb Services Inc.                          2,200        8,800
 Kelly Services Inc. "A"                       1,746       40,376
 +Kendle International Inc.                    1,203        9,474
 +kForce.com Inc.                              4,998       34,674
 +Korn/Ferry International                     1,900       60,206
 +Labor Ready Inc.                             4,971       32,930
 Landauer Inc.                                   817       12,715
 +Learning Tree International Inc.             1,211       74,174
 +LendingTree Inc.                               366        2,745
 +Loislaw.com Inc.                             1,200       10,275
 +Luminant Worldwide Corp.                     4,100       36,644
 +Mail-Well Inc.                               3,484       30,050
 +Management Network Group Inc. (The)          1,800       63,000
 Manpower Inc.                                 4,742      151,744
 +Maxim Pharmaceuticals Inc.                   1,165       59,852
 +MAXIMUS Inc.                                 1,304       28,851
 +MedQuist Inc.                                  640       21,752
 +Michael Baker Corp.                            400        2,600
 Midas Inc.                                    1,555       31,100
 +Modis Professional Services Inc.             5,602       49,718
 +Monro Muffler Brake Inc.                     1,100       10,106
 +Moore Medical Corp.                            800        4,800
 +MPW Industrial Services Group Inc.           1,095        8,486
 +Myriad Genetics Inc.                           946      140,082
 +N2H2 Inc.                                    1,700        8,500
 +National Equipment Services Inc.             2,779       16,674
 +National Research Corp.                      2,500       12,812
 +NationsRent Inc.                             4,184       15,952
 +Navigant Consulting Co.                      4,627       19,665
 +Neff Corp.                                     692        2,638
 +NetRatings Inc.                              2,328       59,655
 +Neurogen Corp.                               1,733       50,040
 New England Business Service Inc.               643       10,449
 +Newgen Results Corp.                           800       13,200
 +NOVA Corporation                             4,323      120,774
 +Ogden Corp.                                  2,497       22,473
 +On Assignment Inc.                           1,578       48,129
 +Opinion Research Corp.                         200        1,325
 +Optika Inc.                                  2,200       13,200
 +Organic Inc.                                 5,436       53,001
 +Organogenesis Inc.                           3,420       39,116
 +OrthAlliance Inc. "A"                        1,581        9,486
 +Pegasus Systems Inc.                         2,005       21,804

------------------------------------------------------------------------

                                                     Shares        Value

------------------------------------------------------------------------
 +Personnel Group of America Inc.                     1,468 $      4,312
 +PFSweb Inc.                                           900        4,219
 +Pharmaceutical Product Development Inc.             1,544       32,424
 +Pharmacopeia Inc.                                   1,100       51,012
 +Possis Medical Inc.                                 1,556        9,749
 +Predictive Systems Inc.                             1,200       43,125
 +Pre-Paid Legal Services Inc.                        1,350       40,331
 +Profit Recovery Group International Inc. (The)      3,046       50,640
 +Prosoft I-Net Solutions Inc.                        1,472       24,748
 +Quest Education Corp.                                 365        6,593
 +Questron Technology Inc.                              300        1,612
 +Rainbow Rentals Inc.                                1,065       11,981
 +RCM Technologies Inc.                                 486        3,584
 +Regeneron Pharmaceuticals Inc.                      2,143       63,888
 Regis Corp.                                          2,499       31,237
 +Remedy Temp Inc.                                      760        9,310
 +Rent-A-Center Inc.                                  1,817       40,882
 +Rent-Way Inc.                                       1,445       42,176
 +Res-Care Inc.                                       2,444       13,137
 +Richton International Corp.                           800       15,900
 +Right Management Consultants Inc.                     800        8,400
 +Robert Half International Inc.                     10,586      301,701
 Rollins Inc.                                         3,166       47,094
 +SCB Computer Technology Inc.                        2,410        5,121
 +SCP Pool Corp.                                      1,844       43,322
 +Security Associates International Inc.              3,200       10,800
 Servicemaster Co.                                   18,725      212,997
 Sodexho Marriott Services Inc.                       6,179      107,360
 Sotheby's Holdings Inc.                              3,445       60,287
 +Source Information Management Co.                   1,130       17,232
 +Staff Leasing Inc.                                  1,928        6,868
 +Staffmark Inc.                                      2,496       16,692
 Stewart Enterprises Inc. "A"                         5,516       19,478
 Strayer Education Inc.                               1,102       26,448
 +Student Advantage Inc.                              3,600       26,325
 +STV Group Inc.                                        200        1,350
 +Summa Industries                                      300        3,562
 +Sylvan Learning Systems Inc.                        3,073       42,254
 +Sypris Solutions Inc.                                 422        4,325
 +TEAM America Corp.                                  2,100        9,187
 +Technisource Inc.                                   1,883        7,297
 Tejon Ranch Co.                                        768       17,328
 +Teletech Holdings Inc.                              4,095      127,201
 +Tetra Tech Inc.                                     2,197       50,256
 +Thomas Group Inc.                                   1,000        8,312
 +TIBCO Software Inc.                                11,800    1,265,366
 +Transkaryotic Therapies Inc.                        1,255       46,121
 +Trimeris Inc.                                         773       54,062
 +TRM Copy Centers Corp.                                316        1,698
 +Tyler Technologies Inc.                             3,772        9,666
 UniFirst Corp.                                         379        2,985
 +United Rentals Inc.                                 3,960       67,815
 +United Shipping and Technology Inc.                 1,000        8,000
 +US Oncology Inc.                                    4,023       20,115

June 30, 2000 (Unaudited)

------------------------------------------------------------
Extended Index Master Portfolio          Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 +US-China Industrial Exchange Inc.         600 $      6,000
 +Valassis Communications Inc.            3,860      147,163
 Viad Corp.                               6,247      170,231
 +Volt Information Sciences Inc.            967       31,851
 Westaff Inc.                             1,884        8,360
 +Wireless Facilities Inc.                2,500      127,344
 +Workflow Management Inc.                1,193       14,167
 +World Access Inc.                       2,590       28,652
 World Fuel Services Corp.                  455        3,924
                                                ------------
                                                   9,452,492
                                                ------------
Computer Systems--0.02%
 +MyPoints.com Inc.                       3,100       58,755
                                                ------------
Computers--12.35%
 +About.com Inc.                          1,600       50,400
 +Accrue Software Inc.                    1,500       53,250
 +ACE*COMM Corp.                          2,200       11,687
 +Active Software Inc.                    1,500      116,531
 +Activision Inc.                         1,715       11,147
 +Actuate Software Corp.                  1,432       76,433
 +adam.com Inc.                             300        1,200
 +Adept Technology Inc.                     381       17,812
 +Advanced Digital Information Corp.      3,240       51,637
 +Advantage Learning Systems Inc.         3,512       53,997
 +Advent Software Inc.                    1,694      109,263
 +Aether Systems Inc.                     2,400      492,000
 +Affiliated Computer Services Inc.       3,334      110,230
 +AGENCY.COM Ltd.                         4,062       72,354
 +Agile Software Corp.                    2,600      183,787
 +Allaire Corp.                           1,400       51,450
 +Alloy Online Inc.                       1,200       13,500
 +Alpha Microsystems                        800        3,975
 +AlphaNet Solutions Inc.                   800        3,350
 +Alteon Websystems Inc.                  2,700      270,169
 +Alysis Technologies Inc.                  600        1,894
 +American Software Inc. "A"              3,900       19,987
 +Anixter International Inc.              1,873       49,634
 +Ansoft Corp.                              617        6,170
 +ANSYS Inc.                                604        6,870
 +Apex Inc.                               1,107       48,431
 +Applied Computer Technology Inc.        5,700          285
 +AppliedTheory Corp.                     2,100       31,500
 +Applix Inc.                               458        3,549
 +AppNet Systems Inc.                     1,800       64,800
 +AremisSoft Corp.                        1,900       59,137
 +ARIS Corp.                              1,511        4,155
 +Art Technology Group Inc.               4,000      403,750
 +Artificial Life Inc.                      841       16,347
 +Ashton Technology Group Inc. (The)      3,000        8,531
 +Ask Jeeves Inc.                         2,200       39,737
 +Aspen Technology Inc.                   1,306       50,281
 +Aspeon Inc.                               761        3,710
 +Audible Inc.                            1,700        7,066
 +Auspex Systems Inc.                     4,648       22,949
 Avert Inc.                                 200        4,575
 +AVT Corp.                               1,718       12,670

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
 +BARRA Inc.                                        1,421 $     70,428
 +Be Free Inc.                                      3,000       27,000
 +Be Inc.                                           4,400       22,000
 +Bell & Howell Co.                                 1,340       32,495
 +BindView Development Corp.                        5,520       66,240
 +Bisys Group Inc.                                  1,991      122,446
 +Black Box Corp.                                   1,071       84,793
 +Bluestone Software Inc.                           2,200       56,512
 +Boca Research Inc.                                2,600       13,650
 +Bottomline Technologies Inc.                        900       30,769
 +Boundless Corp.                                   1,500        8,250
 +Braun Consulting Inc.                             1,100       23,237
 +BrightStar Information Technology Group Inc.      1,046        3,073
 +Brio Technology Inc.                              1,547       32,777
 +Broadbase Software Inc.                           2,800       85,750
 +Brocade Communications System Inc.                6,800    1,247,694
 +Brooktrout Technology Inc.                        1,198       26,131
 +BSQUARE Corp.                                     1,800       40,387
 +BTG Inc.                                            393        3,193
 +CacheFlow Inc.                                    2,320      142,825
 +CAIS Internet Inc.                                1,300       18,281
 +Calico Commerce Inc.                              1,824       29,640
 +Cambridge Technology Partners Inc.                3,320       28,946
 +Carreker-Antinori Inc.                              913        8,217
 +Casino Data Systems                               1,000        6,406
 +Catalyst International Inc.                       2,159       17,812
 +C-bridge Internet Solutions Inc.                  1,351       23,474
 +CCC Information Services Group Inc.               1,564       16,618
 +CDnow Inc.                                        1,424        4,405
 +Cellular Technical Services Co. Inc.              1,600       13,000
 +CenterSpan Communications Corp.                     596       11,175
 +Centura Software Corp.                            4,400       24,200
 +Checkfree Holdings Corp.                          3,581      184,645
 +Ciber Inc.                                        3,099       41,062
 +Ciprico Inc.                                        218        2,016
 +Cisco Systems Inc.                                    1           61
 +Clarent Corp.                                     1,800      128,700
 +Clarus Corp.                                      1,000       38,875
 +ClickAction Inc.                                    724       11,584
 +Cognizant Technology Solutions Corp.                558       18,519
 +Commerce One Inc.                                 9,500      431,211
 +Complete Business Solutions Inc.                  1,755       30,822
 +Computer Network Technology Corp.                 1,415       24,586
 +Concur Technologies Inc.                          2,236        9,363
 +Concurrent Computer Corp.                         2,766       36,304
 +Cotelligent Inc.                                  2,307       13,121
 +Credit Management Solutions Inc.                  2,500       14,922
 +Critical Path Inc.                                3,489      203,452
 +Crossroads Systems Inc.                           1,500       37,875
 +CyberCash Inc.                                    4,579       21,750
 +CyberSource Corp.                                 2,800       38,675
 +Cybex Computer Products Corp.                     1,040       44,720

June 30, 2000 (Unaudited)

--------------------------------------------------------
Extended Index Master Portfolio      Shares        Value

--------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------
 +Cylink Corp.                        2,873 $     48,123
 +Cysive Inc.                         1,400       33,425
 +Daisytek International Corp.        2,166       20,442
 +Daleen Technologies Inc.            1,700       26,244
 +Data Broadcasting Corp.             2,742       17,309
 Data Research Associates Inc.          200        1,572
 +Data Return Corp.                   2,000       58,000
 +Data Translation Inc.               2,700       11,981
 +Datalink Corp.                        800       11,950
 +Dataram Corp.                         650       18,687
 +Datatec Systems Inc.                3,783       21,279
 +Deltek Systems Inc.                 2,199       12,988
 +Dendrite International Inc.         1,959       65,259
 Diebold Inc.                         3,677      102,496
 +Digex Inc.                          1,600      108,700
 +Digital River Inc.                  2,838       21,817
 +Digitas Inc.                        3,595       58,643
 +DocuCorp International                898        3,367
 +Documentum Inc.                       844       75,433
 +Dot Hill Systems Corp.              2,640       29,040
 +DSET Corporation                      559       16,980
 +DSP Group Inc.                      1,292       72,352
 +DST Systems Inc.                    4,040      307,545
 +E.piphany Inc.                      1,900      203,656
 +ebix.com Inc.                         430        2,190
 +Echelon Corp.                       2,298      133,140
 +Eclipsys Corp.                      2,593       19,447
 +eGain Communications Corp.          3,952       47,912
 +Elcom International Inc.            1,621       11,144
 +Electro Rent Corp.                  1,401       17,162
 +Electronics For Imaging Inc.        3,278       82,974
 +Elite Information Group Inc.        2,800       19,425
 +eLoyalty Corp.                      2,625       33,469
 +Emulex Corp.                        2,104      138,206
 +Engage Technologies Inc.            6,600       85,387
 +Entrade Inc.                        1,200        8,475
 +Entrust Technologies Inc.           3,500      289,625
 +ePlus Inc.                            634       16,761
 +Equinox Systems Inc.                  237        1,422
 +ESPS Inc.                             900        3,487
 +EuroWeb International Corp.         1,300        3,656
 +Evolving Systems Inc.               3,419       20,087
 +Exabyte Corp.                       2,231       10,039
 +Excalibur Technologies Corp.        1,704       68,053
 +Exchange Applications Inc.          1,344       35,784
 +Extended Systems Inc.                 600       57,600
 +Extreme Networks Inc.               3,400      358,700
 +F5 Networks Inc.                    1,300       70,931
 FactSet Research Systems Inc.        1,554       43,900
 Fair Isaac and Co. Inc.                824       36,256
 +FileNET Corp.                       1,673       30,741
 +5B Technologies Corp.                 600        1,950
 +Foundry Networks Inc.               7,300      806,650
 +4Front Software International         590        7,080
 +Fourth Shift Corp.                    448        1,344
 +Frontline Capital Group Inc.        1,500       31,969
 +FVC.COM Inc.                        1,201        9,308
 +Gadzoox Networks Inc.               1,400       19,162
 +GateField Corp.                       190          965

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 General Binding Corp.                        1,695 $     11,335
 +General Magic Inc.                          4,230       34,633
 +Gensym Corp.                                  400        1,450
 Gerber Scientific Inc.                       2,416       27,784
 +Global Intellicom Inc.                      8,100          364
 +Global Payment Tech Inc.                      240        1,620
 +Go2Net Inc.                                 2,234      112,398
 +GoTo.com Inc.                               3,000       45,937
 +Great Plains Software Inc.                    819       16,073
 +Group 1 Software Inc.                         300        5,175
 +GSE Systems Inc.                              200          925
 +Hall Kinion & Associates Inc.                 825       27,483
 +Health Management Systems Inc.                642        2,006
 +HMG Worldwide Corp.                           700        3,150
 +HNC Software Inc.                           1,454       89,784
 +Hollywood.com Inc.                          1,389       10,765
 +Hypercom Corp.                              3,574       51,376
 +Hyperion Solutions Corp.                    1,943       63,026
 +IDT Corp.                                   1,339       45,442
 +IDX Systems Corp.                           1,585       22,388
 +iGate Capital Corp.                         2,794       38,417
 +IKOS Systems Inc.                           2,200       23,787
 +iManage Inc.                                3,600       35,775
 +Immersion Corp.                             1,000       30,000
 +IMRglobal Corp.                             3,904       50,996
 +Industri Matematik International Corp.      2,280       12,255
 +InfoCure Corp.                              3,692       20,767
 +Infocus Corp.                               1,318       42,423
 +Infonautics Inc. "A"                        1,500        6,562
 +Informatica Corp.                           1,800      147,487
 +Information Architects Corp.                2,444       16,955
 +Inforte Corp.                               1,494       53,784
 +infoUSA Inc.                                3,416       22,204
 +Innodata Corp.                                600        5,625
 +Inprise Corp.                               3,368       20,629
 +INSCI Corp.                                   300          994
 +Inso Corp.                                    869        4,508
 +Integral Systems Inc.                         862       14,438
 +Integrated Measurement Systems                332        5,229
 +Intelligroup Inc.                           1,067       12,804
 +InterCept Group Inc. (The)                  1,200       20,400
 +Intergraph Corp.                            3,688       27,890
 +Interliant Inc.                             2,500       58,281
 +Internap Network Services Corp.             8,400      348,731
 +internet.com LLC                            2,900       57,094
 +Intersil Holding Corp.                      2,093      113,153
 +Intertrust Technologies Corp.               4,700       96,644
 +InterWorld Corp.                            1,800       36,900
 +Interwoven Inc.                             1,400      153,978
 +Intranet Solutions Inc.                     2,222       85,269
 +Intraware Inc.                              3,000       48,187
 +Intrusion.com Inc.                          1,128       12,760
 +ION Networks Inc.                             800        2,450
 +ISS Group Inc.                              2,624      259,079
 +ITXC Corp.                                  2,500       88,516
 +iXL Enterprises Inc.                        4,300       62,350
 Jack Henry & Associates Inc.                 2,506      125,613
 +Juniper Networks Inc.                      19,300    2,809,356
 +Juno Online Services Inc.                   2,700       29,025
 +Kana Communications Inc.                    5,460      337,837

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Extended Index Master Portfolio            Shares        Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 +Keynote Systems Inc.                      1,600 $    112,900
 +Kronos Inc.                               1,255       32,630
 +Landmark Systems Corp.                      430        2,580
 +Larscom Inc. "A"                          1,900       10,569
 +Launch Media Inc.                         4,500       41,625
 +Level 8 Systems Inc.                        597       12,574
 +Liberate Technologies Inc.                5,300      155,356
 +Log On America Inc.                         600        3,262
 +Logility Inc.                             1,502        5,773
 +LookSmart Ltd.                            5,000       92,500
 +Made2Manage Systems Inc.                    200        1,125
 +Mail.com Inc.                             4,663       26,521
 +Manhattan Associates Inc.                 2,261       56,525
 +MapInfo Corp.                               615       24,984
 +MarchFirst Inc.                           9,195      167,809
 +Marimba Inc.                              1,600       22,300
 +Maxtor Corp.                              6,200       65,487
 +McAfee.com Corp.                          2,100       54,731
 +MCSi Inc.                                 1,114       28,825
 +Mechanical Dynamics Inc.                  1,800        9,169
 +Media 100 Inc.                              860       22,145
 +Media Metrix Inc.                         1,900       48,331
 +Mentor Graphics Corp.                     3,740       74,333
 +META Group Inc.                             827       15,920
 +MetaCreations Corp.                       1,681       20,172
 +Metasolv Software Inc.                    1,860       81,840
 +Micromuse Inc.                            2,196      363,404
 +Micron Electronics Inc.                   5,297       66,212
 +MICROS Systems Inc.                         921       17,096
 +Micros-To-Mainframes Inc.                   200        1,150
 +Microstrategy Inc.                        2,160       64,800
 +Microtouch Systems Inc.                     374        3,226
 +Microwave Power Devices Inc.              3,382       17,755
 +Mitek Systems Inc.                          500        2,875
 +Mobius Management Systems Inc.            1,756        8,012
 +MSC.Software Corp.                          613        5,709
 +MTI Technology Corp.                      3,350       26,800
 +Multex.com Inc.                           1,714       43,171
 +Muse Technologies Inc.                      453        1,359
 +MyTurn.com Inc.                           1,500       26,906
 National Computer System Inc.              1,696       83,528
 +National Information Consortium Inc.      3,000       34,125
 +National Instruments Corp.                3,009      131,268
 +National Techteam Inc.                      503        1,776
 +Navidec Inc.                              4,300       38,162
 +NaviSite Inc.                             3,400      142,162
 +Neotopia Inc.                               838       33,729
 +Net Perceptions Inc.                      1,800       28,575
 +NetCreations Inc.                         1,900       87,044
 +Netegrity Inc.                            1,120       84,350
 +NetIQ Corp.                               1,847      110,127
 +NetObjects Inc.                           3,900       35,587
 +Netrix Corp.                              2,600       32,012
 +NetScout Systems Inc.                     1,400       18,025
 +Netsmart Technologies Inc.                1,300        6,744
 +NetSolve Inc.                             1,700       44,200
 +NetSpeak Corp.                            1,563       15,435
 +Network Peripherals Inc.                    953       15,963
 +Network Six Inc.                            400        1,275
 +Novadigm Inc.                             1,145       22,614

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +NVIDIA Corp.                             3,800 $    241,537
 +NYFIX Inc.                               1,183       49,612
 +Odetics Inc. "A"                           835       12,107
 +On2.com Inc.                             2,100       10,762
 +OneSource Information Services Inc.      1,000        7,500
 +ONI Systems                                447       52,390
 +Ontrack Data Intenational Inc.           1,800       14,062
 +ONYX Software Corp.                      2,000       59,375
 +Open Market Inc.                         2,366       32,680
 +Overland Data Inc.                         451        6,258
 +Packeteer Inc.                           1,400       40,775
 +pcOrder.com Inc.                         4,200       32,550
 +PC-Tel Inc.                                900       34,200
 +Perot Systems Corp. "A"                  5,611       61,721
 +Persistence Software Inc.                1,800       32,625
 +Phoenix Technologies Ltd.                1,569       25,594
 +Pilot Network Services                   1,213       18,043
 +Pivotal Corp.                            1,200       28,200
 +Portal Software Inc.                    10,100      645,137
 +Preview Systems Inc.                     2,313       30,069
 +PRI Automation Inc.                      1,292       84,485
 +Primark Corp.                            1,950       72,637
 +Primus Knowledge Solutions Inc.          1,700       76,500
 +Printronix Inc.                            252        3,307
 +ProBusiness Services Inc.                1,516       40,269
 +Procom Technology Inc.                     999       51,636
 +Progress Software Corp.                  1,928       34,583
 +Project Software & Development Inc.      1,138       20,484
 +Proxicom Inc.                            3,000      143,625
 +Puma Technology Inc.                     2,634       70,624
 +QAD Inc.                                 2,989       11,209
 +QRS Corp.                                  771       18,938
 +Quantum DLT & Storage Group              9,060       87,769
 +Quantum Hard Disk Drive Group            4,496       49,737
 +Quest Software Inc.                      5,300      293,487
 +Quintus Corp.                            4,935       98,006
 +Quokka Sports Inc.                       2,700       21,684
 +Radiant Systems Inc.                     1,338       32,112
 +Rainbow Technologies Inc.                  832       40,456
 +Ramp Networks Inc.                       1,900       22,562
 +RAVISENT Technologies Inc.                 800        5,650
 +Red Hat Inc.                             9,600      259,800
 +Redback Networks Inc.                    9,200    1,637,600
 +Retek Inc.                               2,600       83,200
 +Rimage Corp.                               325        5,037
 +Rogue Wave Software Inc.                   468        2,281
 +RSA Security Inc.                        2,329      161,283
 +S3 Inc.                                  4,229       62,378
 +Safeguard Scientifics Inc.               6,839      219,275
 +Saga Systems Inc.                        1,653       20,559
 +Sagent Technology Inc.                   1,700       24,225
 +Sanchez Computer Associates Inc.         1,162       27,597
 +SanDisk Corp.                            4,078      249,523
 +Santa Cruz Operation Inc. (The)          1,867       11,902
 +SBE Inc.                                 1,000       20,750
 +Scient Corp.                             4,600      202,975
 +Scientific Learning Corp.                1,700       37,612
 +SCM Microsystems Inc.                      788       47,723

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Secure Computing Corp.                       2,230 $     41,952
 +SEEC Inc.                                    2,300       10,062
 SEI Investment Co.                            3,594      143,086
 +SERENA Software Inc.                         2,100       95,353
 +Sigma Designs Inc.                           1,048        4,454
 +SilverStream Software Inc.                   1,100       63,525
 +SmartDisk Corp.                              1,100       30,250
 +SmartServ Online Inc.                          600       42,337
 +Smith-Gardner & Associates Inc.              1,300        6,256
 +Socket Communications Inc.                   1,400       18,375
 +Software Spectrum Inc.                         199        3,445
 +Software.com Inc.                            2,700      350,662
 +Sonic Foundry Inc.                           1,000       20,000
 +Sonic Solutions Inc.                         1,100        4,194
 +SonicWALL Inc.                               1,600      140,900
 +Source Media Inc.                              965        3,770
 +Spatial Technology Inc.                      1,800        6,975
 +SPEEDUS.COM Inc.                             3,600       21,375
 +Splash Technology Holdings                   1,013        7,977
 +SportsLine USA Inc.                          3,055       52,126
 +SPSS Inc.                                      733       21,349
 +Spyglass Inc.                                  852       26,678
 +SS&C Technologies Inc.                       1,739        7,391
 +StarBase Corp.                               3,706       39,376
 +StarMedia Network Inc.                       4,100       77,387
 +Storage Computer Corp.                       2,300       18,687
 +Storage Technology Corp.                     5,666       61,972
 +Stratasys Inc.                               2,400       16,050
 +Stratos Lightwave Inc.                       4,058      113,117
 +SunGard Data Systems Inc.                    8,204      254,324
 +Sunquest Information Systems Inc.            1,367       14,695
 +SVI Holdings Inc.                            3,111       15,944
 +Sykes Enterprises Inc.                       2,159       27,797
 +Symix Systems Inc.                             341        3,026
 +Synopsys Inc.                                4,188      144,748
 +Syntel Inc.                                  4,408       44,080
 +Systems & Computer Technology Corp.          1,623       32,460
 +T/R Systems Inc.                             1,232        7,854
 +Take-Two Interactive Software Inc.           1,620       19,642
 +Tanning Technology Corp.                     2,200       42,350
 +Technology Solutions Co.                     3,925       24,286
 +Teknowledge Corp.                              700        4,156
 +Telescan Inc.                                1,795       13,126
 +Telxon Corp.                                 1,794       32,068
 +TenFold Corp.                                2,000       32,875
 +THQ Inc.                                     1,707       20,804
 +3D Systems Corp.                               517        9,823
 +3DO Co. (The)                                2,056       16,127
 +Tidel Technologies Inc.                      1,200       11,925
 +Tier Technologies Inc. "B"                     384        2,016
 Timberline Software Corp.                       461        3,371
 +TransAct Technologies Inc.                     300        3,262
 +Transaction Systems Architects Inc. "A"      1,848       31,647
 +Tricord Systems Inc.                         2,200       39,737
 +Troy Group Inc.                                900       13,387
 +TSR Inc.                                       268        1,474
 +Tumbleweed Communications Corp.              1,604       81,603

--------------------------------------------------------

                                     Shares        Value

--------------------------------------------------------
 +Turnstone Systems Inc.                781 $    129,390
 +U.S. Interactive Inc.               1,000       12,937
 +Ultimate Software Group Inc.        1,685       15,376
 +Unify Corp.                         1,024        8,768
 +Unigraphics Solutions Inc.            223        4,348
 +USDATA Corp.                        1,700       15,087
 +VA Linux Systems Inc.               3,372      144,996
 Valmont Industries Inc.              2,324       46,189
 +VeriSign Inc.                      11,753    2,074,404
 +Verity Inc.                         1,668       63,384
 +Versant Corp.                       3,800       18,525
 +Vertel Corp.                        1,800       31,500
 +Vialink Co. (The)                   1,088       11,220
 +Viant Corp.                         3,000       88,875
 +Visual Networks Inc.                1,496       42,636
 +Vitech America Inc.                   739        4,064
 +Vitria Technology Inc.              8,200      501,225
 +Voyager.net Inc.                    2,000       16,000
 +Walker Interactive Systems          1,028        3,726
 +WatchGuard Technologies Inc.        1,300       71,419
 +Wave Systems Corp. "A"              3,069       48,529
 +Webb Interactive Services           3,172       40,641
 +WebTrends Corp.                     1,400       54,162
 +Western Digital Corp.               7,371       36,855
 +Women.com Networks Inc.             4,800        9,900
 +Xircom Inc.                         1,729       82,127
 +Xpedior Inc.                        3,388       46,797
 +Xybernaut Corp.                     2,165       24,221
 +Zamba Corp.                         2,800       15,400
 +Zebra Technologies Corp. "A"        1,698       75,243
                                            ------------
                                              30,807,713
                                            ------------
Cosmetics / Personal Care--0.20%
 +Carson Inc.                         2,200        9,900
 Carter-Wallace Inc.                  2,625       52,828
 +Chattem Inc.                          427        5,845
 +Chromatics Color Sciences             968        4,719
 Del Laboratories Inc.                  344        4,171
 Estee Lauder Companies Inc. "A"      7,778      384,525
 +Inter Parfums Inc.                    567        4,819
 +Paragon Trade Brands Inc.               1           10
 Quaker Chemical Corp.                  324        5,629
 Stepan Co.                             663       15,415
 Stephan Co.                            211          949
 +Sybron Chemicals Inc.                 255        5,578
 +USANA Inc.                          1,581        4,842
                                            ------------
                                                 499,230
                                            ------------
Distribution / Wholesale--0.10%
 +Handleman Co.                       3,314       41,425
 +Ingram Micro Inc. "A"               4,264       74,353
 +Tech Data Corp.                     2,874      125,199
                                            ------------
                                                 240,977
                                            ------------
Diversified Financial Services--2.10%
 Advanta Corp. "A"                    1,693       20,633
 Advest Group Inc.                      398        8,333
 +Affiliated Managers Group Inc.      1,284       58,422
 Allied Capital Corp.                 3,439       58,463
 American Capital Strategies          1,107       26,430

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +American Home Mortgage Holdings Inc.           500 $      2,281
 +AmeriCredit Corp.                            4,003       68,051
 +Ameritrade Holding Corp. "A"                11,359      132,048
 +Ampal-American Israel Corp. "A"              1,683       25,245
 Amplicon Inc.                                   436        4,142
 +Analytical Surveys Inc.                        249          770
 +Atalanta Sosnoff Capital Corp.                 500        5,000
 +BlackRock Inc.                                 600       17,400
 +Boron, LePore & Associates Inc.              1,766       16,335
 Capitol Federal Financial                     5,200       57,525
 +Central Financial Acceptance Corp.             300        1,219
 CIT Group Inc. (The)                         15,246      247,747
 +CompuCredit Corp.                            2,500       75,000
 Dain Rauscher Corp.                             756       49,896
 +Digital Insight Corp.                        1,189       40,426
 Donaldson, Lufkin & Jenrette Inc.             7,892      334,917
 +Donna Karan International Inc.               1,896       12,087
 Doral Financial Corp.                         4,208       48,129
 +DVI Inc.                                     1,119       17,904
 +E*trade Group Inc.                          18,408      303,732
 Eaton Vance Corp.                             1,808       83,620
 Edwards (A.G.) Inc.                           5,712      222,768
 +E-LOAN Inc.                                  4,300       20,425
 +Equitex Inc.                                   439        3,100
 +eSPEED Inc. "A"                                600       26,062
 +Factual Data Corp.                             900        8,325
 Federated Investors Inc. "B"                  5,460      191,441
 +Financial Federal Corp.                      1,665       28,929
 Finova Group Inc.                             3,293       42,809
 +First Cash Inc.                                400        1,350
 +Forrester Research Inc.                      1,166       84,899
 +Friedman Billings Ramsey Group Inc. "A"      2,255       18,322
 +Gabelli Asset Management Inc. "A"              500       12,500
 +Gallery of History Inc.                        400        1,300
 +GlobalNet Financial.com Inc.                 1,700       35,700
 Goldman Sachs Group Inc. (The)                4,238      402,080
 +Greg Manning Auctions Inc.                     400        4,400
 +H.D. Vest Inc.                                 300        2,006
 +Hallwood Group                                 600        4,650
 Heller Financial Inc.                         2,508       51,414
 +Hoening Group                                  400        3,925
 +HPSC Inc.                                      200        1,725
 +Insurance Auto Auctions Inc.                   517       10,922
 +Investment Technology Group, Inc.            2,254       95,936
 +JB Oxford Holdings Inc.                        521        1,823
 Jeffries Group Inc.                           1,440       29,070
 John Nuveen Co. "A"                           1,702       71,378
 +JWGenesis Financial Corp.                    1,144       10,010
 +Kent Financial Services Inc.                 1,000        4,125
 +Kinnard Investments Inc.                     1,200        9,750
 +Kirlin Holding Corp.                         4,000        9,500
 +Knight Trading Group Inc.                    7,090      211,371
 +Labranche & Co. Inc.                         2,600       37,375
 Legg Mason Inc.                               3,797      189,850
 +M.H. Meyerson & Co. Inc.                       300        1,275

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 +MACC Private Equities Inc.                     624 $      6,123
 +Marketing Services Group Inc.                1,500        6,656
 +Matrix Bancorp Inc.                            247        1,667
 +Memberworks Inc.                               898       30,195
 Metris Companies Inc.                         3,183       79,973
 MicroFinancial Inc.                             700        7,000
 Morgan Keegan Inc.                            1,444       21,299
 +National Discounts Brokers Group Inc.        1,126       35,891
 +National Processing Inc.                     4,765       59,562
 +NCO Group Inc.                               1,360       31,450
 +Netcentives Inc.                             2,100       39,112
 +Netzee Inc.                                  2,300       13,153
 Neuberger Berman Inc.                         2,900      134,850
 +NextCard Inc.                                2,700       22,950
 +Norstan Inc.                                   492        1,968
 +NZ Corporation                                 309        1,506
 +Omega Worldwides Inc.                          548        1,986
 +Online Resources & Communications Corp.        700        4,506
 +onlinetradingInc.com                           900        4,612
 +Paulson Capital Corp.                          500        3,250
 +Pegasystems Inc.                             2,183       10,915
 Phoenix Investment Partners                   5,008       52,584
 +Pioneer Group                                1,655       70,131
 PMC Capital Inc.                                500        4,875
 +Point West Capital Corp.                       245          857
 +Professional Detailing Inc.                    878       29,907
 Raymond James Financial Corp.                 3,766       84,735
 Resource America Inc. "A"                     2,206       14,408
 Resource Bancshares Mortgage Group Inc.       1,053        4,409
 +RWD Technologies Inc.                        1,550        9,009
 +S1 Corp.                                     3,203       74,670
 +SGV Bancorp Inc.                               200        4,962
 Siebert Financial Corp.                       2,239       15,673
 +SierraCities Inc.                            1,924        7,215
 +Sitel Corp.                                  4,768       23,840
 +Softnet Systems                              2,018       19,423
 Source Capital Corp.                            500        2,781
 Southwest Securities Group Inc.               1,324       49,319
 +Startek Inc.                                   789       39,746
 Stifel Financial Corp.                          300        3,150
 Student Loan Corp.                            1,094       45,948
 +TD Waterhouse Group Inc.                     2,400       41,550
 Tucker Anthony Sutro                          1,599       28,782
 United Asset Management Corp.                 2,938       68,676
 Value Line Inc.                               1,146       44,121
 +Vestcom International Inc.                     393        1,400
 Virginia Commonwealth Finance                   329        6,580
 +Wackenhut Corp.                              1,667       21,567
 Waddell & Reed Financial Inc. "A"             4,455      146,180
 +Waterside Capital Corp.                        530        3,511
 WFS Financial Inc.                            2,248       38,778
 +Wind River Systems Inc.                      3,498      132,487
 +Wit Soundview Group Inc.                     4,800       51,525
 Ziegler Companies Inc. (The)                    107        1,672
                                                     ------------
                                                        5,229,365
                                                     ------------

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
Electric--1.98%
 Allegheny Energy Inc.                     6,678 $    182,810
 Alliant Energy Corp.                      4,851      126,126
 Avista Corp.                              3,199       55,783
 Black Hills Corp.                         1,365       30,798
 +Calpine Corp.                            7,804      513,113
 CH Energy Group Inc.                      1,056       35,838
 Cleco Corp.                               1,106       37,051
 CMP Group Inc.                            1,851       54,257
 Conectiv Inc.                             5,404       84,100
 DPL Inc.                                  8,804      193,138
 DQE Inc.                                  4,678      185,073
 +El Paso Electric Co.                     2,696       30,162
 Empire District Electric Co. (The)        2,461       54,296
 Energy East Corp.                         8,037      153,205
 Green Mountain Power Corp.                  236        1,947
 Hawaiian Electric Industries Inc.         1,934       63,459
 IDACorp Inc.                              1,982       63,919
 IPALCO Enterprises Inc.                   6,442      129,645
 Kansas City Power & Light Co.             3,569       80,302
 LG&E Energy Corp.                         8,302      198,210
 Madison Gas & Electric Co.                2,419       47,775
 Minnesota Power Inc.                      4,226       73,163
 Montana Power Co.                         6,824      240,973
 NiSource Inc.                             8,258      153,805
 Northeast Utilities                      10,402      226,244
 NorthWestern Corp.                        1,628       37,648
 NSTAR                                     4,422      179,920
 OGE Energy Corp.                          4,313       79,790
 Otter Tail Power Co.                      1,060       22,260
 +Plug Power Inc.                          2,500      156,250
 Potomac Electric Power Co.                7,203      180,075
 Public Service Company of New Mexico      2,469       38,115
 Puget Sound Energy Inc.                   6,983      148,825
 +Quanta Services Inc.                     3,175      174,625
 RGS Energy Group Inc.                     1,797       39,983
 SCANA Corp.                               6,992      168,682
 Sierra Pacific Resources Corp.            4,287       53,855
 St. Joseph Light & Power Co.                299        6,279
 TECO Energy Inc.                          7,901      158,514
 UniSource Energy Corp.                    4,342       65,130
 United Illuminating Co. (The)               841       36,794
 Utilicorp United Inc.                     6,035      119,946
 Western Resources Inc.                    4,046       62,713
 Wisconsin Energy Corp.                    7,257      143,779
 WPS Resources Corp.                       1,687       50,715
                                                 ------------
                                                    4,939,090
                                                 ------------
Electrical Components & Equipment--0.06%
 Hubbell Inc. "B"                          4,442      113,271
 +UCAR International Inc.                  2,812       36,732
                                                 ------------
                                                      150,003
                                                 ------------
Electronics--5.43%
 +Acme Electric Corp.                        500        4,312
 +Act Manufacturing Inc.                     734       34,085
 +Actel Corp.                              1,337       61,001

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +ADE Corp.                                1,586 $     30,332
 +Advanced Lighting Technologies Inc.      1,245       23,032
 +Aeroflex Inc.                            1,147       56,992
 +Aerosonic Corp.                            178        1,847
 +Alpha Industries Inc.                    2,414      106,367
 +Alpha Technologies Group Inc.              300        3,562
 +American Locker Group Inc.                 100          637
 +American Superconductor Corp.            2,066       99,684
 +American Xtal Technology Inc.            1,992       86,154
 AMETEK Inc.                               1,734       30,345
 +Amphenol Corp. "A"                       2,798      185,193
 +Anaren Microwave Inc.                      453       59,449
 +Anicom Inc.                              1,223        4,586
 +Applied Digital Solutions Inc.           3,900       13,162
 +Arrow Electronics Inc.                   5,978      185,318
 +Artesyn Technologies Inc.                2,290       63,691
 +Artisan Components Inc.                    998       10,853
 +ATMI Inc.                                1,590       73,935
 +Ault Inc.                                  200        1,325
 Avnet Inc.                                2,409      142,733
 AVX Corp.                                10,542      241,807
 +Axsys Technologies Inc.                  1,079       17,669
 Bairnco Corp.                               377        2,780
 Baldor Electric Co.                       1,856       34,568
 Barnes Group Inc.                           990       16,149
 +Bel Fuse Inc. "A"                          691       18,657
 +Benchmark Electronics Inc.               1,419       51,882
 +BOLDER Technologies Corp.                1,229        9,371
 Boston Acoustics Inc.                       184        2,024
 +BTU International Inc.                     400        4,800
 +Burr-Brown Corp.                         3,123      270,725
 C&D Technologies Inc.                     1,114       62,941
 +California Amplifier Inc.                1,100       50,325
 +Caliper Technologies Corp.               1,434       65,964
 +Catalina Lighting Inc.                     300        1,425
 +Catalyst Semiconductor Inc.              1,900       16,387
 +C-COR Electronics Inc.                   1,870       50,490
 +CellStar Corp.                           2,938        8,171
 +Ceradyne Inc.                            2,800       28,700
 +Cobalt Networks Inc.                     1,500       86,812
 +Concord Camera Corp.                     1,002       20,917
 Control Chief Holdings Inc.                 200          800
 +CP Clare Corp.                             700        5,119
 Craftmade International Inc.                278        1,876
 +Cree Inc.                                2,036      271,806
 CTS Corp.                                 1,416       63,720
 +Daktronics Inc.                          1,600       15,900
 Dallas Semiconductor Corp.                3,524      143,603
 +Data Critical Corp.                      1,800       23,400
 +DDi Corp.                                2,060       58,710
 +Diodes Inc.                                300       12,862
 +Dionex Corp.                             1,193       31,913
 +DuPont Photomasks Inc.                     884       60,554
 Eastern Co. (The)                           160        2,100
 EDO Corp.                                   296        1,868
 +8 X 8 Inc.                               1,983       23,796
 +Electric Fuel Corp.                      1,439       22,035
 +Electro Scientific Industries Inc.       1,418       62,436
 +EMCORE Corp.                               819       98,280
 +EMS Technologies Inc.                      920       16,560

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 +Engineering Measurements Co.               200 $      1,600
 +ESS Technology Inc.                      2,518       36,511
 +Evans & Sutherland Computer Corp.          365        2,327
 +Exar Corp.                                 864       75,330
 +Fairchild Semiconductor Corp. "A"        4,800      194,400
 +Fiberstars Inc.                            300        2,850
 +Finisar Corp.                            9,600      251,400
 Franklin Electric Co. Inc.                  250       16,937
 +FSI International Inc.                   1,528       33,139
 +FuelCell Energy Inc.                       350       24,172
 +Genlyte Group Inc. (The)                   802       16,892
 +Gentex Corp.                             4,218      105,977
 +Genus Inc.                               1,400       11,462
 +GlobeSpan Inc.                           3,800      463,897
 +Graham Corp.                               200        1,525
 Harman International Industries Inc.        891       54,351
 +HEI Inc.                                 2,100       28,908
 Helix Technology Corp.                    1,197       46,683
 +Herley Industries Inc.                     236        4,454
 +hi/fn Inc.                               1,039       46,106
 Hughes Supply Inc.                        1,672       33,022
 +Hutchinson Technology Inc.               2,299       32,761
 +Hytek Microsystems Inc.                    700        5,884
 +Ibis Technology Corp.                    1,205       72,752
 +IFR Systems Inc.                         1,900        9,500
 +Illinois Superconductor Corp.            4,000       19,125
 +ImageX.com Inc.                          2,100       12,731
 Innovex Inc.                              1,644       16,029
 +Integrated Device Technology Inc.        6,081      364,100
 +Integrated Silicon
 Solution Inc.                             2,168       82,384
 +Interlink Electronics Inc.               1,350       56,531
 +inTEST Corp.                               300        4,462
 +Invision Technologies Inc.               1,939        8,483
 +Jabil Circuit Inc.                      10,778      534,858
 +Jason Inc.                               1,750       16,844
 +JMAR Technologies Inc.                   3,500       17,937
 +JNI Corp.                                1,100       34,787
 +JPM Company (The)                          360        1,980
 +Juno Lighting Inc.                          48          288
 +KEMET Corp.                              5,108      128,019
 +Kent Electronics Corp.                   1,550       46,209
 +Koss Corp.                                 400        6,350
 +Lamson & Sessions Co.                      801       12,265
 +Littelfuse Inc.                          1,208       59,192
 +Lowrance Electronics Inc.                1,700        6,375
 LSI Industries Inc.                         856       13,001
 +Mackie Designs Inc.                        561        3,787
 +Manufacturers Services Ltd.              5,596      115,068
 +Mattson Technology Inc.                    853       27,722
 +Maxwell Technologies Inc.                1,112       15,012
 +Measurements Specialties Inc.              300       11,512
 +MedicaLogic Inc.                         5,227       48,350
 +Mercury Computer
 Systems Inc.                              1,444       46,659
 +Merix Corp.                                500       23,500
 Methode Electronics Inc. "A"              2,190       84,589
 +Metrologic Instruments Inc.                241        3,555

-----------------------------------------------------------

                                        Shares        Value

-----------------------------------------------------------
 +Micrel Inc.                            5,368 $    233,172
 +Micro Linear Corp.                       810        5,670
 +Microchip Technology Inc.              4,845      282,297
 +Microsemi Corp.                          617       20,939
 +Microvision Inc.                         572       28,028
 +MIPS Technologies Inc. "A"               967       41,097
 +MKS Instruments Inc.                   1,300       50,862
 +MMC Networks Inc.                      1,744       93,195
 +MRV Communications Inc.                3,564      239,679
 Nashua Corp.                              283        2,335
 +Netro Corp.                            3,300      189,337
 +NETsilicon Inc.                        1,000       32,750
 +Nu Horizons Electronics Corp.            710       18,904
 +Nucentrix Broadband Networks Inc.        700       17,850
 +Oak Technology Inc.                    2,900       62,531
 OPTi Inc.                                 683        3,500
 +OSI Systems Inc.                       2,134       17,005
 +OYO Geospace Corp.                     1,100       22,000
 +Paradyne Networks Inc.                 1,700       55,356
 +Parlex Corp.                             600       25,275
 +PCD Inc.                               2,410       18,715
 +Photon Dynamics Inc.                     800       59,750
 +Photronics Inc.                        1,547       43,896
 +Pinnacle Holdings Inc.                 2,900      156,600
 +Pinnacle Systems Inc.                  2,668       59,988
 Pioneer-Standard
 Electronics Inc.                        1,571       23,172
 +Plexus Corp.                             980      110,740
 +PLX Technology Inc.                    2,400       99,600
 +Powell Industries Inc.                 2,791       27,212
 +Power Integrations Inc.                1,512       35,626
 +Power-One Inc.                         1,845      210,215
 +Printtrak International Inc.             508        4,508
 +QuickLogic Corp.                       2,100       46,725
 Quixote Corp.                             292        4,380
 +Ramtron International Corp.            2,640       51,810
 +Rayovac Corp.                          1,729       38,686
 +Recoton Corp.                          1,331       13,892
 +REMEC Inc.                             1,734       72,611
 +Reptron Electronics Inc.               2,200       25,712
 +Research Frontiers Inc.                  704       21,120
 +Research Inc.                          3,200       20,000
 Richardson Electronics Ltd.               481        7,726
 +Robinson Nugent Inc.                   2,200       27,500
 +Rogers Corp.                             962       33,670
 +Rudolph Technologies Inc.              1,617       62,659
 +Sanmina Corp.                              1           68
 +SBS Technologies Inc.                    315       11,635
 +SCI Systems Inc.                       9,274      363,425
 Scientific Technologies Inc.              430        2,446
 +Semtech Corp.                          1,718      131,400
 +Sensar Corp.                           1,600       38,000
 +Sensormatic Electronics Corp.          4,251       67,219
 +Sheldahl Inc.                            484        2,632
 +Sigmatron International Inc.             200          750
 +Signal Technology Corp.                1,900       47,500
 +Silicon Image Inc.                     1,500       74,812
 +Silicon Storage Technology             1,729      152,692
 +Silicon Valley Group Inc.              1,768       45,747
 +Siliconix Inc.                         1,701      114,817
 +SIPEX Corp.                            1,160       32,117
 SL Industries Inc.                        253        2,467

June 30, 2000 (Unaudited)

----------------------------------------------------------
Extended Index Master Portfolio        Shares        Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 SLI Inc.                               3,499 $     42,425
 +Somera Communications Inc.            5,500       74,937
 +Sparton Corp.                           350        1,444
 +Spectra-Physics Lasers Inc.             896       62,664
 +Spectrum Control Inc.                   490        6,676
 +Spire Corp.                           2,000       11,875
 +SRS Labs Inc.                         1,021        9,444
 +Superconductor Technologies Inc.      1,800       70,762
 +Supertex Inc.                         1,142       57,385
 +Surge Components Inc.                 1,900        8,995
 Symbol Technologies Inc.               8,481      457,974
 TB Woods Corp.                           261        2,708
 Tech/Ops Sevcon Inc.                     139        1,216
 Technitrol Inc.                          923       89,416
 +Tech-Sym Corp.                          223        6,272
 +Telcom Semiconductor Inc.             1,947       78,610
 +Therma-Wave Inc.                      1,015       22,647
 +Thermo Ecotek Corp.                   4,607       43,191
 +Thermo Instrument Systems Inc.        7,534      141,262
 Thomas Industries Inc.                 1,910       33,783
 +3Dfx Interactive Inc.                 3,954       30,767
 +Three-Five Systems Inc.               1,045       61,655
 +Trans-Industries Inc.                 1,300        6,012
 +TranSwitch Corp.                      2,433      187,797
 +Trident Microsystems Inc.               577        5,193
 +Trimble Navigation Ltd.               1,915       93,476
 +Triumph Group Inc.                      515       14,356
 +U.S. Wireless Corp.                   1,100       23,512
 +Universal Display Corp.               1,200       35,625
 +Universal Electronics Inc.            1,278       31,391
 +Valence Technology Inc.               3,746       69,067
 +Varian Inc.                           1,630       75,184
 +Viasystems Group Inc.                 2,829       45,794
 +Vicor Corp.                           2,475       86,161
 +Viisage Technology Inc.                 900        2,644
 +Virata Corp.                          3,000      178,875
 +Vishay Intertechnology Inc.           7,624      289,236
 +Waters Corp.                          3,994      498,501
 Watts Industries Inc. "A"              3,201       40,413
 +WESCO International Inc.              3,100       29,644
 Woodhead Industries Inc.               1,106       20,184
 +Zoran Corp.                             672       44,310
                                              ------------
                                                13,552,546
                                              ------------
Energy & Related--0.23%
 +Global Industries Ltd.                5,078       95,847
 +Newpark Resources Inc.                6,968       65,760
 Santa Fe International Corp.           7,534      263,219
 +Veritas Inc.                          2,322       60,372
 Vintage Petroleum Inc.                 3,458       78,021
                                              ------------
                                                   563,219
                                              ------------
Engineering & Construction--0.04%
 Foster Wheeler Corp.                   2,400       20,700
 Granite Construction Inc.              1,436       35,182
 +Jacobs Engineering
 Group Inc.                             1,343       43,899
                                              ------------
                                                    99,781
                                              ------------

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
Entertainment--1.15%
 Allen Organ Co. "B"                              171 $      9,832
 +AMC Entertainment Inc.                        3,050       14,869
 +Anchor Gaming                                   739       35,426
 +Argosy Gaming Co.                             2,403       34,543
 +Avid Technology Inc.                          3,196       38,352
 +barnesandnoble.com Inc.                       2,900       18,941
 +Boca Resorts Inc. "A"                         2,661       26,277
 +Boyd Gaming Corp.                             6,380       35,489
 +Brass Eagle Inc.                                200        1,000
 +Carmike Cinemas Inc. "A"                        419        1,624
 +Championship Auto Racing Teams Inc.           1,178       30,039
 +Cheap Tickets Inc.                            2,400       28,800
 Churchill Downs Inc.                           1,277       29,850
 +Clark (Dick) Productions Inc.                   339        3,983
 +Coastcast Corp.                                 357        6,292
 CPI Corp.                                        569       12,020
 +Craig Corp.                                   1,000        3,875
 +Direct Focus Inc.                               800       39,200
 Dover Downs Entertainment Inc.                 2,390       33,460
 Ellett Brothers Inc.                             200          700
 +Escalade Inc.                                   139        2,380
 +Expedia Inc. "A"                              2,100       31,106
 +Family Golf Centers Inc.                        952          219
 +Fotoball USA Inc.                             2,400        9,600
 +garden.com Inc.                               1,000        2,375
 Gaylord Entertainment
 Co. "A"                                        1,767       37,990
 +GetThere.com Inc.                             3,987       42,113
 +GTECH Holdings Corp.                          1,846       41,881
 +Hollywood Casino Corp. "A"                    2,500       17,500
 +Hollywood Entertainment Corp.                 4,293       33,807
 +Image Entertainment Inc.                        599        2,209
 +International Game Technology Inc.            5,021      133,056
 International Speedway Corp. "A"               3,538      146,385
 +Jackpot Enterprises Inc.                        385        4,861
 +Jakks Pacific Inc.                            1,328       19,588
 +K2 Inc.                                       1,911       15,885
 +Lakes Gaming Inc.                               389        3,452
 +Laser-Pacific Media Corp.                       500        2,344
 +Liquid Audio Inc.                             2,300       21,778
 +Macrovision Corp.                             2,560      163,640
 +Mandalay Resort Group Inc.                    5,356      107,120
 +Martha Stewart Living Omnimedia Inc. "A"      1,500       33,000
 +Metro-Goldwyn-Mayer Inc.                     12,240      319,770
 MGM Grand Inc.                                 7,282      233,934
 +Mikohn Gaming Corp.                             500        3,969
 +Park Place Entertainment Corp.               17,847      217,510
 +Penn National Gaming Inc.                     1,743       23,748
 +Pinnacle Entertainment Inc.                   1,651       32,091
 +Premier Parks Inc.                            4,174       94,958
 +Rawlings Sporting Goods Co.                     287        1,865
 +Rentrak Corp.                                   300        1,106
 +Resortquest International Inc.                2,354       12,064
 +SFX Entertainment Inc. "A"                    3,602      163,216
 +Speedway Motorsports Inc.                     2,456       56,488
 +Sport Supply Group Inc.                         331        1,531

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------
Extended Index Master Portfolio                     Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 +Steinway Musical Instruments Inc.                    825 $     13,612
 +Ticketmaster Online-CitySearch Inc. "B"            2,013       32,082
 +Trimark Holdings Inc.                              1,000        7,937
 +United Leisure Corp.                               1,400        9,800
 +Vail Resorts Inc.                                  2,910       47,469
 +Westwood One Inc.                                  7,086      241,810
 +WMS Industries Inc.                                3,102       47,887
 +World Wrestling Federation Entertainment Inc.      1,200       24,975
                                                           ------------
                                                              2,864,683
                                                           ------------
Environmental Control--0.13%
 +Crown Andersen Inc.                                  100          487
 +GZA GeoEnvironmental Technologies Inc.               400        2,500
 +IT Group Inc.                                      2,512       12,246
 +Layne Christensen Co.                                520        2,340
 +MFRI Inc.                                            300        1,125
 +MPM Technologies Inc.                              1,900       11,400
 +New Horizons
 Worldwide Inc.                                        909       21,114
 +Republic Services Inc. "A"                        11,167      178,672
 Sevenson Environmental Services Inc.                  200        2,200
 +Stericycle Inc.                                    1,400       33,600
 +Strategic Diagnostic Inc.                          1,700        9,456
 +Synagro Technologies Inc.                          1,600        5,900
 +Tetra Technologies Inc.                              599        8,498
 +TRC Companies Inc.                                   500        5,750
 +U S Liquids Inc.                                     754        4,147
 +Waste Industries Inc.                              1,593       17,125
                                                           ------------
                                                                316,560
                                                           ------------
Food--1.20%
 +American Italian Pasta Co.                         1,509       31,217
 Applebee's International Inc.                       1,743       52,835
 +Arden Group Inc.                                     320       12,500
 +Ark Restaurants Corp.                                800        6,200
 +Benihana Inc.                                        272        3,638
 +Buca Inc.                                            800       12,500
 +Buffetts Inc.                                      3,113       39,496
 +CEC Entertainment Inc.                             1,609       41,231
 +Champps Entertainment Inc.                           519        2,790
 +Chart House Enterprises Inc.                         526        2,893
 +Cheesecake Factory (The)                           2,383       65,532
 +Consolidated Products Inc.                         3,489       31,401
 Corn Products
 International Inc.                                  2,303       61,029
 Dean Foods Co.                                      2,260       71,614
 Delhaize America Inc. "A"                           9,803      173,391
 Dole Food Co.                                       2,850       46,669
 Earthgrains Company (The)                           2,723       52,928
 +ELXSI Corp.                                          700        7,744
 Flanigan's Enterprises Inc.                           200          850
 Fleming Companies Inc.                              1,711       22,350
 Flowers Industries Inc.                             5,766      114,960
 +Foodarama Supermarkets Inc.                          100        2,394
 +Friendly Ice Cream Corp.                             433        2,192
 Frisch's Restaurants Inc.                             268        2,814
 +Garden Fresh Restaurant Corp.                        251        2,620

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 +Hain Celestial Group Inc.                  1,889 $     69,303
 Hannaford Brothers Co.                      2,491      179,041
 +Homeland Holding Corp.                       900        3,375
 Hormel Foods Corp.                          8,986      151,077
 IBP Inc.                                    7,053      108,881
 +ICH Corporation                            1,000        5,500
 +IHOP Corp.                                 1,582       26,498
 +Il Fornaio (America) Corp.                   200        1,700
 +International Home
 Foods Inc.                                  4,165       87,205
 Interstate Bakeries Corp.                   5,520       77,280
 +Jack in the Box Inc.                       2,251       55,431
 Keebler Foods Co.                           4,861      180,465
 Lance Inc.                                  1,641       14,769
 Landry's Seafood Restaurants                1,119        9,511
 Marsh Supermarkets Inc. "B"                   911        9,110
 McCormick & Co. Inc.                        3,952      128,440
 Michael Foods Inc.                          1,348       33,026
 Morrison Management Specialist Inc.           929       26,186
 +Morton's Restaurant
 Group Inc.                                    241        5,181
 Nabisco Holdings Corp.                      2,799      146,947
 Northland Cranberries "A"                   2,127        8,242
 +O'Charleys Inc.                            1,368       18,639
 +P.F. Chang's China Bistro Inc.               753       24,049
 +Panera Bread Co. "A"                         538        5,447
 +Papa John's International Inc.             1,821       44,614
 +PJ America Inc.                              511        4,982
 +Rare Hospitality International Inc.        1,045       29,521
 +Roadhouse Grill Inc.                         400        1,825
 +Rocky Mountain Chocolate Factory Inc.        300        1,425
 Ruddick Corp.                               2,487       29,378
 +Schlotzsky's Inc.                            972        5,528
 Schultz Sav O Stores Inc.                     742        7,698
 Seaway Food Town Inc.                         645       10,804
 Smucker (J.M.) Co. "A"                      1,503       28,933
 +Sonic Corp.                                1,751       51,436
 +Suiza Foods Corp.                          1,866       91,201
 +Taco Cabana "A"                              502        3,326
 Tootsie Roll Industries Inc.                1,746       61,110
 Tyson Foods Inc. "A"                       14,742      128,992
 +United Heritage Corp.                      6,360       18,285
 Universal Foods Corp.                       2,590       47,915
 +Uno Restaurant Corp.                         508        5,429
 +ViCorp Restaurants Inc.                      334        6,095
 +Village Super Market Inc. "A"                300        3,712
 Weis Markets Inc.                           2,368       77,552
 +Whole Foods Market Inc.                    1,579       65,232
 +Wild Oats Markets Inc.                     1,476       18,542
                                                   ------------
                                                      2,982,626
                                                   ------------
Forest Products & Paper--0.35%
 Associated Materials Inc.                     406        6,090
 Bowater Inc.                                3,015      133,037
 +Buckeye Technologies Inc.                  1,702       37,338
 +Building Materials Holdings Corp.            566        4,988
 Caraustar Industries Inc.                   1,920       29,040
 Chesapeake Corp.                            1,059       31,373

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index Master Portfolio             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Consolidated Papers Inc.                    5,646 $    206,432
 +Drew Industries Inc.                         505        3,977
 +Fibermark Inc.                               286        3,539
 +Gaylord Container "A"                      5,383       14,467
 Georgia-Pacific (Timber Group)              5,707      123,414
 Glatfelter (P.H.) Co.                       2,081       21,200
 Hunt Corp.                                    411        4,264
 +Impreso.com Inc.                             300        1,200
 +Ivex Packaging Corp.                       2,336       25,988
 Liberty Homes Inc. "A"                        200        1,225
 Patrick Industries Inc.                       216        1,350
 +Playtex Products Inc.                      3,799       42,976
 Pope & Talbot Inc.                          1,097       17,552
 Republic Group Inc.                           533        4,797
 Schweitzer-Mauduit International Inc.         702        8,775
 +Simpson Manufacturing
 Co. Inc.                                      717       34,282
 +United Stationers Inc.                     2,546       82,427
 Wausau-Mosinee Paper Corp.                  3,433       29,395
                                                   ------------
                                                        869,126
                                                   ------------
Gas--0.21%
 AGL Resources Inc.                          2,957       47,127
 KeySpan Corp.                               8,163      251,012
 MCN Energy Group Inc.                       5,644      120,641
 Vectren Corporation                         3,387       58,426
 Washington Gas Light Co.                    1,844       44,371
                                                   ------------
                                                        521,577
                                                   ------------
Hand / Machine Tools--0.10%
 Kennametal Inc.                             1,536       32,928
 +SPX Corp.                                  1,868      225,911
                                                   ------------
                                                        258,839
                                                   ------------
Health Care--3.75%
 +Abiomed Inc.                                 886       27,244
 +Accredo Health Inc.                          750       25,922
 +Acuson Corp.                               2,827       38,164
 +ADAC Laboratories Inc.                     1,596       38,304
 +Advanced Energy Industries Inc.            1,493       87,994
 +Advanced Neuromodulation Systems Inc.        342        5,729
 +Advanced Tissue Sciences Inc.              3,800       30,519
 +Aetrium Inc.                                 428        2,461
 +Albany Molecular Research Inc.             1,600       87,100
 +Alcide Corp.                                 100        1,750
 +Allscripts Inc.                            1,600       36,800
 Amcast Industrial Corp.                       339        2,966
 +America Service Group Inc.                   300        6,150
 +American Dental Partners Inc.                932        6,524
 +American Science & Engineering Inc.          315        1,733
 +AmeriPath Inc.                             1,973       17,510
 +Amsurg Inc. "A"                              451        2,424
 Analogic Corp.                              1,366       54,640
 +Apria Healthcare Group Inc.                3,016       36,946
 +Aradigm Corp.                              1,348       23,590
 Arrow International Inc.                    1,139       38,157

------------------------------------------------------------

                                         Shares        Value

------------------------------------------------------------
 +Arthocare Corp.                           630 $     33,548
 +Aspect Medical Systems Inc.             1,667       45,009
 +AVAX Technologies Inc.                  2,000       18,125
 +Avigen Inc.                             1,500       65,813
 +Bacou USA Inc.                          1,487       29,740
 Badger Meter Inc.                          112        2,828
 Baxter International Inc.                  121        8,521
 Beckman Coulter Inc.                     1,579       92,174
 +BioMarin Pharmaceutical Inc.            1,800       30,600
 +Bio-Rad Laboratories Inc. "A"             758       18,950
 +Biosite Diagnostics Inc.                  977       47,079
 +BioSource International Inc.            2,500       55,625
 Block Drug Co. Inc. "A"                  1,152       48,744
 +BriteSmile Inc.                         1,500        6,750
 +CardioDynamics International Corp.      2,800       17,588
 +Caredata.com Inc.                       2,800        4,725
 +Cerus Corp.                             2,047      104,781
 +ChromaVision Medical Systems Inc.       2,036       26,850
 +Chronimed Inc.                            546        4,027
 +Closure Medical Corp.                   1,294       29,762
 +Coherent Inc.                           1,360      114,070
 +Cohesion Technologies Inc.                586        6,922
 Cohu Inc.                                1,218       32,848
 Cole National Corp.                        658        4,606
 +Colorado Medtech Inc.                     474        2,992
 +Computer Motion Inc.                    1,959       16,162
 +Conmed Corp.                            1,177       30,455
 Cooper Companies Inc.                    1,467       53,362
 +Core Inc.                                 350        2,384
 +Covance Inc.                            3,005       26,482
 +Coventry Health Care Inc.               5,632       75,064
 +Creative BioMolecules Inc.              3,500       49,000
 +Credence Systems Corp.                  3,342      184,437
 +CRYO-CELL International Inc.              400        2,500
 +Cryolife Inc.                           1,167       26,841
 +Cuno Inc.                               1,796       41,533
 +Curative Health Services Inc.             470        2,835
 +Cyber-Care Inc.                         5,200       51,756
 +Cyberonics                              1,143       13,716
 +Cygnus Inc.                             2,359       33,616
 +Cymer Inc.                              1,613       77,021
 Datascope Corp.                            978       35,208
 +DataTRAK International Inc.             1,587        7,637
 +Daxor Corp.                               213        2,370
 +Del Global Technologies Corp.             340        3,304
 Diagnostic Prods Corp.                   1,017       32,544
 +Diametrics Medical Inc.                 1,962       11,098
 +Dianon Systems Inc.                       303        7,651
 +Dynacq International Inc.               1,000        7,750
 +Eclipse Surgical Technologies Inc.      2,404       10,518
 +Edwards Lifesciences Corp.              3,700       70,763
 +Embrex Inc.                               500        6,875
 +ENDOcare Inc.                             600       12,150
 +Endosonics Corp.                        2,243       12,617
 +Energy Conversion Devices Inc.          1,263       32,049
 +Environmental Tectonics Corp.             374        3,366
 +Enzo Biochem Inc.                       1,518      104,742

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index Master Portfolio             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 +Enzon Inc.                                 2,084 $     88,570
 +Epimmune Inc.                              2,000       12,750
 +Epitope Inc.                               1,601       22,014
 +Esterline Corp.                              775       11,528
 +Exactech Inc.                                319        5,084
 +Excel Technology Inc.                        606       30,489
 +Express Scripts Inc. "A"                   2,204      136,924
 +E-Z-Em Inc. "A"                              650        4,144
 +FEI Co.                                    1,469       44,805
 +Foundation Health Systems                  7,267       94,471
 Frequency Electronics Inc.                    343        9,818
 +Genrad Inc.                                1,997       17,973
 +Gliatech Inc.                                945       19,136
 +Haemonetics Corp.                          1,692       35,532
 +Hanger Orthopedic Group Inc.                 913        4,508
 +Health Management Associates Inc. "A"     15,437      201,646
 +Health Systems Design Corp.                2,300        8,338
 +Healthcentral.com                          3,238        9,714
 Hillenbrand Industries Inc.                 3,895      121,962
 +Hologic Inc.                               1,793       12,103
 Hooper Holmes Inc.                          3,918       31,344
 +Human Genome Sciences Inc.                 3,406      454,275
 +ICU Medical Inc.                             396       10,692
 +IDEXX Laboratories Inc.                    2,329       53,276
 +IGEN International Inc.                    1,785       29,564
 +II-VI Inc.                                   306       14,803
 +Immunomedics Inc.                          2,193       53,729
 +Impath Inc.                                  912       49,476
 +INAMED Corp.                               1,100       40,288
 +InSight Health Services Corp.              1,500        9,750
 +Integra Lifesciences Corp.                 2,000       19,875
 +Interpore International                      627        6,074
 Invacare Corp.                              2,037       53,471
 +Inverness Medical Technology Inc.          2,500       22,500
 +Invitrogen Corp.                           1,200       90,244
 +Invivo Corp.                                 246        2,706
 +Ionics Inc.                                1,620       49,613
 +IRIDEX Corp.                                 500        6,375
 +Isolyser Co. Inc.                          2,500        8,594
 +I-Stat Corp.                               1,362       23,750
 +Kensey Nash Corp.                            333        3,705
 +Kopin Corp.                                1,800      124,650
 +K-Tron International Inc.                    234        3,627
 +Laboratory Corp. of America Holdings         840       64,785
 +Lasersight Inc.                            1,588        6,054
 +LifeCell Corp.                               600        3,825
 +Lifemark Corp.                             2,000       12,000
 +LifePoint Hospitals Inc.                   3,000       66,750
 +Lincare Holdings Inc.                      3,204       78,899
 +LTX Corp.                                  3,108      108,586
 +Luminex Corp.                              2,140       89,078
 +Lunar Corp.                                  384        6,432
 +Matria Healthcare Inc.                     3,442       15,812
 +Meade Instruments Corp.                    1,580       39,698
 +Mechanical Technology Inc.                 1,914       28,710
 +Med-Design Corp. (The)                       600        6,900

------------------------------------------------------------

                                         Shares        Value

------------------------------------------------------------
 +Mediware Information Systems Inc.         200 $      1,300
 +Medstone International Inc.               300        1,725
 +MEDTOX Scientific Inc.                    200        2,000
 +Medwave Inc.                            1,841       13,117
 Mentor Corp.                             1,484       40,346
 +Meridian Medical Technologies Inc.        200        2,250
 +Merit Medical Systems Inc.                400        2,600
 +Mesa Laboratories Inc.                  2,400       13,200
 +Micro Therapeutics Inc.                 1,700        8,713
 +Mid Atlantic Medical Services Inc.      5,020       67,770
 Mine Safety Appliances                     963       23,112
 +Minimed Inc.                            2,006      236,708
 Minntech Corp.                             301        2,032
 +Misonix Inc.                              400        3,175
 +Molecular Devices Corp.                   548       37,915
 MTS Systems Corp.                        2,185       13,656
 +Nanometrics Inc.                          888       36,575
 +National Dentex Corp.                     656       11,070
 +Neogen Corp.                            1,300        8,125
 Newport Corp.                            1,605      172,337
 +NMT Medical Inc.                          475        1,425
 +Novamed Eyecare Inc.                    2,500       22,031
 +Novametrix Medical Systems Inc.           400        2,400
 +Novavax Inc.                            2,800       20,475
 +Novoste Corp.                             894       54,534
 +Oakley Inc.                             4,562       52,463
 +Ocular Sciences Inc.                    2,303       27,060
 +Oratec Interventions Inc.               1,431       47,760
 +Ortec Inernational Inc.                 1,863       17,931
 +Orthodontic Centers of America          2,838       64,210
 +Orthologic Corp.                        2,133       10,532
 +Osmonics Inc.                             516        4,773
 +Osteotech Inc.                          1,297       13,619
 +Oxford Health Plans Inc.                4,796      114,205
 +PacifiCare Health Systems Inc. "A"      2,536      152,636
 +Palatin Technologies Inc.               1,800       12,600
 +Pediatrix Medical Group Inc.            1,783       20,727
 +PharmaNetics Inc.                         400        7,950
 PMR Corp.                                  312          995
 +Polymedica Industries Inc.                800       34,600
 +PPT Vision Inc.                           200        1,025
 +Prime Medical Service Inc.              1,859       14,407
 +Protocol Systems Inc.                     372        5,929
 +Province Healthcare Co.                 1,579       57,041
 +PRWW Ltd.                                 900       12,488
 Psychemedics Corp.                       2,416       12,533
 +Quality Systems Inc.                      200        1,500
 +Quest Diagnostics Inc.                  3,036      217,264
 +Quorum Health Group Inc.                4,829       49,799
 +Rehabcare Corp.                           678       18,476
 +Renal Care Group Inc.                   3,513       85,904
 +Resmed Inc.                             1,712       45,796
 +Respironics Inc.                        3,513       63,234
 +Ribozyme Pharmaceuticals Inc.           1,900       49,044
 +Robotic Vision Systems Inc.             2,513       45,234
 +Rochester Medical Corp.                   238        1,993
 +Rofin-Sinar Technologies Inc.             524        6,550

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Roper Industries Inc.                         1,699 $     43,537
 +Satcon Technology Corp.                        703       17,970
 +SciQuest.com Inc.                            2,905       33,226
 +Sola International Inc.                      2,813       13,713
 +Sonosite Inc.                                  620       17,864
 +Spacelabs Medical Inc.                         947       10,654
 +Spectranetics Corp.                          2,155       10,640
 +SPECTRASCIENCE Inc.                          2,000       13,000
 +SpectRx Inc.                                   300        3,150
 +Staar Surgical Co.                             596        6,668
 Starrett (LS) Co. "A"                           192        3,360
 +Sterile Recoveries Inc.                        953        7,386
 +Steris Corp.                                 4,554       40,417
 Stryker Corp.                                12,228      534,975
 +Summit Technology Inc.                       5,638      106,417
 +Sunrise Assisted Living Inc.                 2,350       43,475
 +Sunrise Medical Inc.                         3,118       15,200
 +Sunrise Technologies International Inc.      4,043       40,430
 +Syncor International Corp.                   1,391      100,152
 +Techne Corp.                                 1,096      142,480
 +Theragenics Corp.                            2,984       25,551
 +Thermedics Inc.                              2,957       29,385
 +Thermo Cardiosystems Inc.                    2,622       26,220
 +Thoratec Labs Corp.                          1,851       29,963
 +Total Renal Care Holdings                    4,621       27,726
 +Triad Hospitals Inc.                         2,200       53,213
 +Trigon Healthcare Inc.                       2,992      154,275
 +TriPath Imaging Inc.                         2,379       14,646
 +U.S. Physical Therapy Inc.                   1,200       12,900
 United-Guardian Inc.                            400        1,850
 +Universal Health Services                    1,765      116,490
 +Urologix Inc.                                2,400        9,750
 +Utah Medical Products Inc.                     319        2,173
 +Valentis Inc.                                2,176       25,568
 +Varian Medical Systems Inc.                  2,230       87,249
 +Veeco Instruments Inc.                       1,389      101,744
 +Ventana Medical Systems Inc.                   793       18,636
 +Veterinary Centers of America Inc.           1,826       25,108
 +VISX Inc.                                    3,320       93,168
 +Wesley Jessen VisionCare Inc.                1,160       43,573
 X-Rite Inc.                                   1,981       18,077
 +Young Innovations Inc.                         903       16,141
 +ZEVEX International Inc.                       300        1,594
 +Zoll Medical Corp.                             477       23,373
 +Zygo Corp.                                     911       82,730
                                                     ------------
                                                        9,369,215
                                                     ------------
Heavy Construction--0.08%
 +AMREP Corporation                              500        2,813
 +Anthony & Sylvan Pools Corp.                   243        1,891
 +Del Webb Corp.                               1,508       23,091
 +Fairfield Communities Inc.                   3,954       31,138
 +Hovnanian Enterprises Inc. "A"               1,300        7,800
 Lennar Corp.                                  4,950      100,238
 M/I Schottenstein Homes Inc.                    325        5,119
 McGrath RentCorp.                               916       15,572
 +Morrison Knudsen Corp.                       2,689       19,495
 +UNIFAB International Inc.                      300        2,475
                                                     ------------
                                                          209,632
                                                     ------------

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
Holding Companies--Diversified--2.00%
 +Berkshire Hathaway Inc. "A"                 93 $  5,003,400
                                                 ------------
Home Builders--0.08%
 +Champion Enterprises Inc.                5,252       25,604
 Clayton Homes Inc.                       11,705       93,640
 Fleetwood Enterprises Inc.                3,500       49,875
 Skyline Corp.                               741       15,932
 +William Lyon Homes                         700        4,638
                                                 ------------
                                                      189,689
                                                 ------------
Home Furnishings--0.41%
 +Applica Inc.                             2,214       25,046
 Bassett Furniture Industries Inc.         1,279       16,147
 +Beazer Homes USA Inc.                      831       15,166
 Bush Industries "A"                         380        6,080
 +Chromcraft Revington Inc.                  402        4,673
 D.R. Horton Inc.                          4,088       55,444
 +Dominion Homes Inc.                      1,300        7,556
 Donnelly Corp.                            1,171       15,223
 Engle Homes Inc.                            411        3,930
 Ethan Allen Interiors Inc.                3,049       73,176
 Falcon Products Inc.                        334        3,173
 Flexsteel Industries Inc.                   252        3,087
 +Fossil Inc.                              2,004       38,953
 +Furniture Brands International Inc.      2,620       39,628
 +Helen of Troy Ltd.                       2,599       14,538
 +Jore Corporation                         1,000        5,438
 Kimball International Inc. "B"            1,920       28,320
 Knape & Vogt Manufacturing Co.              234        3,569
 +Landec Corp.                             1,973       10,728
 +Lazare Kaplan International Inc.           379        3,032
 La-Z-Boy Chair Co.                        3,606       50,484
 Lennox International Inc.                 3,521       46,653
 Libbey Inc.                               1,773       56,958
 M.D.C Holdings Inc.                       1,720       32,035
 +Media Arts Group Inc.                    2,281        9,267
 +Meritage Corp.                             338        3,612
 Mikasa Inc.                                 669        6,481
 +Mity Lite Inc.                             219        2,902
 Movado Group Inc.                           578        6,936
 +Newmark Homes Corp.                      1,914       12,321
 +Nobility Homes Inc.                        219        1,095
 +NVR Inc.                                   481       27,417
 Oneida Ltd.                               1,947       34,559
 +Palm Harbor Homes Inc.                   2,363       34,264
 +Rexhall Industries Inc.                    315        1,595
 Rowe Furniture Corp.                        499        1,902
 +Royal Appliance Manufacturing Co.          894        5,085
 Ryland Group Inc.                         1,557       34,449
 +Salton/Maxim Corp.                       1,283       47,311
 +Schuler Homes Inc.                         741        4,539
 +SMC Corp.                                  300          938
 Standard-Pacific Corp.                    3,026       30,260
 +Stanley Furniture Co. Inc.                 264        5,808
 Steelcase Inc.                            1,929       32,793
 +Toll Brothers Inc.                       1,954       40,057
 +Trex Co. Inc.                            1,300       65,000
 Virco Manufacturing Corp.                 1,201       15,613
 Walter Industries Inc.                    3,486       39,871
 +Washington Homes Inc.                      500        3,000
                                                 ------------
                                                    1,026,112
                                                 ------------

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
Household Products/Wares--0.12%
 Blyth Industries Inc.                     2,800 $     82,600
 +Day Runner Inc.                              1            1
 Dial Corp.                                5,917       61,389
 Enesco Group Inc.                         1,702        8,085
 Ennis Business Forms Inc.                   599        4,792
 Harland (John H.) Co.                     1,387       20,718
 National Presto Industries Inc.             571       17,558
 Pennzoil-Quaker State Co.                 4,777       57,623
 Standard Register Co.                     1,528       21,774
 Wallace Computer Services Inc.            2,335       23,058
                                                 ------------
                                                      297,598
                                                 ------------
Industrial--Diversified--0.09%
 +Ag Services of America Inc.                733       11,178
 American Biltrite Inc.                      134        1,725
 Aztec Manufacturing Co.                     800       13,000
 +Identix Inc.                             1,933       30,324
 +Interlott Technologies Inc.                400        2,500
 +Koala Corp.                                454        6,413
 Oil Dri Corp. of America                    266        2,394
 +Publicard Inc.                           1,690        5,545
 Russ Berrie & Co. Inc.                    1,994       38,385
 Scope Industries                            100        4,475
 +Shuffle Master Inc.                        400        5,750
 +Symyx Technologies Inc.                  1,700       72,436
 +Thermwood Corp.                            200        1,125
 York Group Inc.                           1,499        5,996
 +Zomax Optical Media Inc.                 1,456       19,110
                                                 ------------
                                                      220,356
                                                 ------------
Insurance--2.69%
 +Acceptance Insurance Companies Inc.        641        3,205
 Alfa Corp.                                1,928       33,740
 +Allcity Insurance Co.                      500        3,500
 +Alleghany Corp.                            435       73,080
 Allmerica Financial Corp.                 3,600      188,550
 AMBAC Financial Group Inc.                4,118      225,718
 American Financial Group Inc.             3,332       82,675
 American National Insurance Co.           1,984      101,184
 Amerus Life Holdings Inc.                 2,849       58,761
 Amwest Insurance Group Inc.                 907        4,308
 Argonaut Group Inc.                       1,075       18,409
 +Arm Financial Group Inc. "A"             1,057           11
 AXA Financial Inc. ADR                   27,666      940,644
 Baldwin & Lyons Inc. "B"                    613       10,459
 +Bancinsurance Corp.                      1,050        4,397
 Brown & Brown Inc.                        1,504       78,208
 Capitol Transamerica Corp.                  413        4,879
 +Citizens Financial Corp. KY "A"            200        2,300
 +Clark/Bardes Holdings Inc.                 897       14,801
 +CNA Financial Corp.                     11,327      385,118
 Commerce Group Inc.                       2,012       59,354
 Cotton States Life Insurance Co.            287        2,440
 Crawford & Co. "B"                        2,382       26,202
 +Danielson Holding Corp.                    700        3,413
 +Delphi Financial Group Inc.                948       32,173

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
 Donegal Group Inc.                                365 $      2,099
 E.W. Blanch Holdings Inc.                         774       15,722
 EMC Insurance Group Inc.                          423        3,701
 Enhance Financial Services Group Inc.           4,172       59,973
 Erie Indemnity Co. "A"                          3,699      116,519
 Everest Re Group Ltd.                           1,540       50,628
 +Farm Family Holdings Inc.                        508       15,716
 FBL Financial Group Inc. "A"                    2,105       33,154
 Fidelity National Financial Inc.                4,304       78,817
 Financial Industries Corp.                        242        1,966
 Financial Security Assurance Holdings Ltd.      2,210      167,684
 First American Financial Corp.                  4,208       60,227
 +FPIC Insurance Group Inc.                        421        6,604
 Fremont General Corp.                           3,527       13,888
 Gainsco Inc.                                      770        3,850
 Gallagher (Arthur J.) & Co.                     1,946       81,732
 Great American Financial Resources Inc.         2,109       37,303
 +Hancock (John) Financial Services Inc.        20,903      495,140
 Harleysville Group Inc.                         2,703       45,275
 HCC Insurance Holdings Inc.                     3,153       59,513
 +HealthExtras Inc.                              3,729       20,043
 Hilb Rogal & Hamilton Co.                         847       29,380
 Horace Mann Educators Corp.                     2,702       40,530
 HSB Group Inc.                                  1,614       50,236
 Independence Holding Co.                          972       11,907
 +Intercontinental Life Corp.                    1,200       10,200
 +Interstate National Dealer Services Inc.         200        1,050
 Investors Title Company                           200        2,100
 Kansas City Life Insurance Co.                  1,354       36,389
 Kaye Group Inc.                                 1,300        7,556
 Lab Holdings Inc.                               1,258        7,076
 LandAmerica Financial Group Inc.                  690       15,827
 Leucadia National Corp.                         4,082       93,121
 Liberty Corp.                                   1,034       43,428
 Liberty Financial Companies Inc.                2,464       54,054
 +Markel Corp.                                     346       49,002
 Meadowbrook Insurance Group                       390        1,999
 +Medical Assurance Inc.                         2,298       25,853
 Merchants Group Inc.                              472        7,906
 Mercury General Corp.                           3,849       90,933
 Meridian Insurance Group Inc.                     821        9,852
 +MetLife Inc.                                  12,610      265,598
 MIIX Group Inc. (The)                           1,100       13,200
 MONY Group Inc.                                 2,613       88,352
 +Motor Club of America                            400        3,300
 National Security Group Inc.                      400        4,700
 Nationwide Financial Services Inc.              1,464       48,129
 +Navigators Group Inc.                            377        3,393
 NYMAGIC Inc.                                      433        6,170
 Ohio Casualty Corp.                             5,178       55,016
 Old Guard Group Inc.                              300        3,469

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Old Republic International Corp.              7,100 $    117,150
 +Penn Treaty American Corp.                     287        4,879
 Penn-America Group Inc.                         500        3,938
 +Philadelphia Consolidated Holding Corp.        545        9,163
 +PICO Holdings Inc.                           1,200       16,875
 PMA Capital Corp. "A"                           409        7,771
 PMI Group Inc. (The)                          3,035      144,163
 Presidential Life Corp.                       2,120       29,415
 +Professionals Group Inc.                       412       10,068
 Protective Life Corp.                         3,582       95,371
 PXRE Group Ltd.                                 595        8,033
 Radian Group Inc.                             2,106      108,986
 Reinsurance Group of America Inc.             2,557       77,030
 Reliastar Financial Corp.                     5,581      292,654
 +Rightchoice Managed Care "A"                   300        5,119
 RLI Corp.                                       464       16,124
 +RTW Inc.                                     1,400        5,294
 SCPIE Holdings Inc.                             556       11,398
 Selective Insurance Group Inc.                2,863       54,397
 StanCorp Financial Group Inc.                 2,000       64,250
 State Auto Financial Corp.                    4,376       51,965
 Stewart Information Services Corp.            1,278       18,691
 Surety Corp.                                  2,972       35,478
 Transatlantic Holdings Inc.                   2,250      188,438
 Trenwick Group Inc.                           2,091       30,450
 +Triad Guaranty Inc.                          1,498       34,360
 21st Century Insurance Group                  6,119       96,374
 +UICI                                         4,968       32,603
 Unico American Corp.                          1,000        6,000
 United Fire & Casualty Co.                      451        6,991
 Unitrin Inc.                                  4,244      124,668
 W.R. Berkley Corp.                            2,385       44,719
 Wesco Financial Corp.                           418       85,690
 White Mountains Insurance Group Inc.            356       56,960
 Zenith National Insurance Corp.               1,062       22,568
                                                     ------------
                                                        6,724,842
                                                     ------------
Iron/Steel--0.04%
 AK Steel Holding Corp.                        6,344       50,752
 Ryerson Tull Inc.                             2,542       26,373
 +Steel Dynamics Inc.                          2,441       22,122
 +Weirton Steel Corp.                          2,700        8,775
                                                     ------------
                                                          108,022
                                                     ------------
Leisure Time--0.09%
 +Bally Total Fitness Holding Corp.            1,435       36,413
 Callaway Golf Co.                             4,560       74,385
 Galileo International Inc.                    5,294      110,512
 +Johnson Outdoors Inc. "A"                      300        2,119
 +Navigant International Inc.                    579        5,573
                                                     ------------
                                                          229,002
                                                     ------------

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
Lodging--0.32%
 +Ameristar Casinos Inc.                       3,300 $     13,819
 +Aztar Corp.                                  2,668       41,354
 +Choice Hotels International Inc.             2,589       25,728
 +Crestline Capital Corp.                        855       14,588
 +Extended Stay America Inc.                   5,792       53,576
 +International Leisure Hosts Ltd.               300        1,200
 +Isle of Capris Casinos Inc.                  1,700       23,056
 +John Q Hammons Hotels Inc.                   2,600       13,000
 Marcus Corp.                                  2,495       30,252
 +Monarch Casino & Resort Inc.                   300        1,725
 +Prime Hospitality Corp.                      4,838       45,659
 +Riviera Holdings Corp.                         200        1,575
 +ShoLodge Inc.                                1,700        5,950
 +Silver Leaf Resorts Inc.                     1,475        3,964
 Sonesta International Hotels Corp.              800        6,700
 Starwood Hotels & Resorts Worldwide Inc.     12,917      417,381
 +Station Casinos Inc.                         2,379       59,475
 +Suburban Lodges of America Inc.              1,869       10,630
 +Sunburst Hospitality Corp.                     893        3,963
 +Thousand Trails Inc.                           600        2,700
 +Trendwest Resorts Inc.                       1,167       18,818
 +U.S. Franchise Systems Inc.                    633        3,046
 +Westcoast Hospitality Corp.                    566        3,962
                                                     ------------
                                                          802,121
                                                     ------------
Machinery--0.92%
 +A.S.V. Inc.                                    455        6,541
 +Ag-Chem Equipment Co. Inc.                     355        2,396
 AGCO Corp.                                    3,663       44,872
 Alamo Group Inc.                                359        4,488
 +Albany International Corp.                   3,307       47,952
 +Altair International Inc.                    2,059        6,949
 +American Aircarriers Support Inc.              288        1,080
 Ampco-Pittsburgh Corp.                          353        3,927
 Applied Industrial Technologies Inc.          2,269       37,155
 Applied Power Inc. "A"                        1,928       64,588
 +Applied Science & Technology Inc.            1,016       26,289
 +Arguss Holdings Inc.                         1,271       23,990
 +Astec Industries Inc.                        1,243       31,541
 +Asyst Technologies Inc.                      2,036       69,733
 +Aviall Inc.                                  1,070        5,283
 +Aviation Sales Co.                           2,158       13,353
 BHA Group Inc.                                  319        3,110
 +Brooks Automation Inc.                       1,205       77,045
 +Chart Industries Inc.                        1,077        5,250
 +Cognex Corp.                                 2,291      118,559
 Columbus McKinnon Corp.                       1,316       18,260
 +CTB International Corp.                        454        3,065
 Detroit Diesel Corp.                          1,705       25,149
 Donaldson Co. Inc.                            3,964       78,289
 +Dril-Quip                                      836       39,083
 +DT Industries Inc.                             468        4,388
 +Dycom Industries Inc.                        2,491      114,586
 +Electroglas Inc.                             1,027       22,081

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index Master Portfolio           Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Engineered Support Systems Inc.             317 $      4,359
 Fedders Corp.                             3,324       19,321
 Flowserve Corp.                           3,718       56,002
 +Gardner Denver Inc.                      1,593       28,475
 +Gasonics International Corp.               822       32,418
 +Gehl Corp.                                 300        4,275
 +Glacier Water Services Inc.                135        1,603
 Gorman Rupp Co.                             315        4,961
 Graco Inc.                                  998       32,435
 Hardinge Inc.                               362        3,778
 +Hurco Companies Inc.                       600        2,325
 Idex Corp.                                1,512       47,723
 +IIC Industries Inc.                        400        3,850
 +Imation Corp.                            1,818       53,404
 +Insituform Technologies Inc. "A"         1,180       32,008
 +JLK Direct Distribution Inc. "A"         1,100        5,638
 Katy Industries Inc.                        306        3,596
 +Key Technology Inc.                        200        1,700
 +Kulicke & Soffa Industries Inc.          1,442       85,619
 Lincoln Electric Holding Inc.             3,754       53,495
 Lindsay Manufacturing Co.                   584       11,461
 Lufkin Industries Inc.                      241        3,826
 +Magnetek Inc.                            1,412       11,296
 Manitowoc Co. Inc.                        1,359       36,353
 +Mansur Industries Inc.                   1,200        3,225
 +McClain Industries Inc.                    400        2,000
 +Mestek Inc.                                328        5,781
 Met-Pro Corp.                               306        2,754
 +Metromedia International Group Inc.      4,997       23,736
 +Middleby Corp. (The)                       200        1,466
 +Mitcham Industries Inc.                  2,200       11,688
 Nordson Corp.                               831       42,069
 +P & F Industries Inc. "A"                  200        1,700
 +Paragon Technologies Inc.                4,300       32,250
 +Paxar Corp.                              4,543       54,232
 +PLM International Inc.                   1,800       12,150
 +Presstek Inc.                            1,890       30,831
 +Quipp Inc.                                 100        1,900
 Robbins & Myers Inc.                      1,306       29,793
 +Sames Corp.                                132        2,079
 +Scott Technologies Inc.                  2,099       36,077
 +Semitool Inc.                            1,816       31,440
 +Specialty Equipment Co.                  1,322       35,859
 +SpeedFam-IPEC Inc.                       1,788       32,519
 +SPS Technologies Inc.                    1,366       56,091
 Stewart & Stevenson Services Inc.         3,132       47,176
 Tecumseh Products Co. "A"                 1,039       39,677
 +Tegal Corp.                              2,600       17,225
 Tennant Co.                               1,215       45,563
 +Terex Corp.                              1,930       27,261
 +Thermadyne Holdings Corp.                  144        1,800
 +Thermo Fibertek Inc.                     4,150       19,713
 Toro Co.                                  1,375       45,289
 +Tractor Supply Co.                         522        8,646
 Twin Disc Inc.                              126        2,150
 +Ultratech Stepper Inc.                   2,243       33,365
 United Industial Corp.                    1,053        9,609
 +Unova Inc.                               4,748       34,720
 Watsco Inc.                               3,306       41,325
 Woodward Governor Co.                       816       23,103
                                                 ------------
                                                    2,285,185
                                                 ------------

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
Manufacturers--0.36%
 Carlisle Companies Inc.                   2,650 $    119,250
 Federal Signal Corp.                      2,527       41,696
 Harsco Corp.                              2,388       60,894
 Lancaster Colony Corp.                    2,193       42,078
 Mark IV Industries Inc.                   2,435       50,831
 Mascotech Inc.                            2,262       24,458
 NCH Corp.                                   250        9,047
 Newport News Shipbuilding Inc.            2,478       91,067
 Pentair Inc.                              3,618      128,439
 Pittston Brink's Group                    4,375       59,883
 Teleflex Inc.                             3,373      125,012
 Trinity Industries Inc.                   2,237       41,385
 U.S. Industries Inc.                      5,310       64,384
 Wabtec Corporation                        3,405       35,327
                                                 ------------
                                                      893,751
                                                 ------------
Media--3.63%
 +Acme Communications Inc.                 1,500       27,375
 +Adelphia Communications Corp. "A"        7,097      332,672
 +AMFM Inc.                               13,531      933,639
 Banta Corp.                               1,294       24,505
 +Beasley Broadcast Group Inc. "A"         1,400       19,075
 Belo (A.H.) Corp.                         6,494      112,427
 BHC Communications Inc. "A"               1,307      196,213
 +Big City Radio Inc.                      1,400        7,088
 +Cablevision Systems Corp.                8,109      550,398
 Central Newspapers Inc. "A"               1,874      118,531
 +Charter Communications Inc.              9,600      157,800
 +Chris-Craft Industries Inc.              2,263      149,499
 +Citadel Communications Corp.             2,150       75,116
 +Classic Communications Inc. "A"          1,770       15,819
 Courier Corp.                               300        8,475
 +Cox Radio Inc. "A"                       1,365       38,220
 +Crown Media Holdings Inc.                1,898       29,063
 +CTN Media Group Inc.                       638        3,429
 +Cumulus Media Inc.                       2,227       20,321
 +Daily Journal Corp.                        119        3,421
 +Emmis Communications Corp.               2,574      106,499
 +Entercom Communications Corp.            1,800       87,750
 +Fox Entertainment Group Inc.            11,203      340,291
 +Granite Broadcasting Corp.               1,368       10,089
 Gray Communications Systems Inc.            694        6,810
 Gray Communications Systems Inc. "B"        771        7,517
 +Hearst-Argyle Television Inc.            2,673       52,124
 +Hispanic Broadcasting Corp.              6,746      223,461
 Hollinger International Inc.              5,722       77,962
 Houghton Mifflin Co.                      1,647       76,894
 +HyperFeed Technologies Inc.                997        3,614
 +IDG Books Worldwide Inc.                 1,326       12,017
 +Infinity Broadcasting Corp.             23,273      848,010
 +Information Holdings Inc.                1,958       72,446
 +Insight Communications Co. Inc.          2,900       45,313

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index Master Portfolio             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 +Interep National Radio Sales Inc. "A"        840 $      4,463
 +Journal Register Co.                       2,867       52,323
 Lee Enterprises Inc.                        2,293       53,456
 +Liberty Digital Inc. "A"                   1,400       42,000
 +Lodgenet Entertainment Corp.                 900       21,825
 +Loronix Information Systems Inc.             300       10,781
 +Mastec Inc.                                3,042      116,166
 McClatchy Co. (The) "A"                     2,899       96,029
 Media General Inc. "A"                      1,897       92,123
 +Mediacom Communications Corp.              4,250       65,344
 +National Wireless Holdings Inc.              146        3,194
 Nelson (Thomas) Inc.                          544        4,658
 +New Frontier Media Inc.                    1,500       10,969
 +On Command Corp.                           1,949       27,773
 +Paxson Communications Corp.                4,748       40,358
 +Pegasus Communications Corp.               2,012       98,714
 +Playboy Enterprises Inc. "B"               1,498       19,287
 +Price Communications Corp.                 3,564       83,977
 +Primedia Inc.                              8,971      204,090
 Pulitzer Inc.                               1,006       42,441
 +Radio One Inc.                             1,500       44,344
 +Radio One Inc. "D"                         3,000       66,188
 +Radio Unica Corp.                          2,100       14,700
 +Rare Medium Group Inc.                     3,115       49,256
 Readers Digest Association "A"              6,294      250,187
 +Regent Communications Inc.                 3,200       27,500
 +Saga Communications Inc.                     715       15,730
 +Scholastic Corp.                             930       56,846
 Scripps (E.W.) Company                      4,711      232,017
 +Sinclair Broadcast Group "A"               4,099       45,089
 +Spanish Broadcasting System Inc. "A"       1,400       28,788
 +TCI Satellite Entertainment Group "A"      3,100       26,931
 +TiVo Inc.                                  2,000       70,000
 +TV Guide Inc.                              9,788      335,239
 United Television Inc.                        520       66,950
 +UnitedGlobalCom Inc. "A"                   5,046      235,901
 +Univision Communications Inc.              6,357      657,950
 +USA Networks Inc.                         17,563      379,800
 +Valley Media Inc.                            300        1,050
 +VDI MultiMedia                               400        2,800
 Washington Post Company (The) "B"             550      262,900
 Wiley (John) & Sons Inc. "A"                4,834      108,765
 +Wink Communications Inc.                   1,600       48,800
 +XM Satellite Radio Holdings Inc. "A"       2,000       74,875
 +Youthstream Media Networks Inc.            2,318       13,039
 +Ziff-Davis Inc.                            5,874       52,866
                                                   ------------
                                                      9,052,365
                                                   ------------

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
Metal Fabricate/Hardware--0.05%
 Circor International Inc.                       1 $          4
 Gibraltar Steel Corp.                       1,160       16,240
 Kaydon Corp.                                1,638       34,398
 NN Inc.                                       662        6,951
 +Olympic Steel Inc.                           394        1,379
 Precision Castparts Corp.                   1,289       58,327
                                                   ------------
                                                        117,299
                                                   ------------
Metals--Diversified--0.49%
 +Alliant Techsystems Inc.                     491       33,112
 Ameron Inc.                                   148        5,291
 Aptargroup Inc.                             1,812       48,924
 +Atchison Casting Corp.                       457        2,628
 Belden Inc.                                 1,088       27,880
 Butler Manufacturing Co.                      275        4,675
 Carpenter Technology Corp.                  1,180       24,928
 Century Aluminum Co.                        1,537       16,715
 +Chase Industries Inc.                        406        3,781
 +Chief Consolidated Mining Co.                300        1,106
 Cleveland-Cliffs Inc.                         641       16,546
 Commercial Metals Co.                         870       23,925
 CompX International Inc.                      326        6,622
 Curtiss Wright Corp.                        1,056       39,270
 Edelbrock Corp.                               234        2,355
 +Edison Control Corp.                         100          825
 +Encore Wire Corp.                            601        3,230
 Federal Screw Works                            48        1,968
 +General Bearing Corp.                        200          975
 General Cable Corp.                         3,747       30,444
 +Griffon Corporation                        1,385        7,704
 IMCO Recycling Inc.                         1,013        5,508
 Insteel Industries Inc.                       377        2,333
 International Aluminium Corp.                 158        2,726
 +Kaiser Aluminum Corp.                      3,541       14,164
 +Keystone Consolidated Industries Inc.        500        1,875
 +Ladish Co Inc.                               512        4,992
 Lindberg Corp.                                262        1,867
 +Lone Star Technologies                     1,606       74,278
 Matthews International Corp.                1,787       51,823
 +Maverick Tube Corp.                        1,669       48,610
 +MAXXAM Inc.                                  413        7,331
 +Miller Building Systems Inc.                 600        4,350
 +Mueller Industries Inc.                    2,801       78,428
 National Steel Corp. "B"                    4,836       20,251
 +NCI Building Systems Inc.                  1,807       36,592
 +Niagara Corp.                                600        2,475
 +Northwest Pipe Co.                           337        4,002
 +NS Group Inc.                              1,934       40,493
 +Optical Cable Corp.                        2,101       63,555
 +OroAmerica Inc.                              284        1,970
 Reliance Steel & Aluminum Co.               1,537       29,395
 Roanoke Electrics Steel Corp.               1,008       12,600
 Schnitzer Steel Industries Inc. "A"           248        3,937
 +Shaw Group Inc.                            1,335       62,912
 +Shiloh Industries Inc.                     2,882       27,559
 SIFCO Industries Inc.                         231        1,444
 Steel Technologies Inc.                       438        3,121
 +Stillwater Mining Co.                      2,120       59,095

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Extended Index Master Portfolio                 Shares        Value

-------------------------------------------------------------------
Common Stocks--(Continued)
-------------------------------------------------------------------
 Sturm Ruger & Co. Inc.                          1,592 $     14,129
 Sun Hydraulics Corporation                        284        2,379
 Superior Telecom Inc.                           2,127       21,137
 Synalloy Corp.                                    300        2,133
 Texas Industries Inc.                           1,149       33,177
 +Thermo Terratech Inc.                          2,300       18,400
 +Tower Automotive Inc.                          2,268       28,350
 TransPro Inc.                                     400        2,025
 Tredegar Corporation                            2,217       42,123
 United Dominion Industries Ltd.                 2,112       35,904
 +Universal Stainless & Alloy Products Inc.        300        2,006
 USEC Inc.                                       5,274       24,392
 +Webco Industries Inc.                            400        1,225
 +WHX Corp.                                        856        4,708
 +Wolverine Tube Inc.                              628       10,676
 +Xceed Inc.                                     1,008        9,198
                                                       ------------
                                                          1,222,552
                                                       ------------
Mining--0.04%
 Arch Coal Inc.                                  5,065       38,937
 Brush Wellman Inc.                                704       11,000
 +Charles & Colvard Ltd.                           311        2,177
 +Meridian Gold Inc.                             4,594       28,138
 Penn Virginia Corp.                               330        8,126
                                                       ------------
                                                             88,378
                                                       ------------
Office/Business Equipment--0.34%
 +Actrade International Ltd.                       515       10,558
 +ATEC Group Inc.                                1,299        2,760
 +Cytyc Corp.                                    1,986      106,003
 +Digi International Inc.                        2,013       13,085
 +Fisher Scientific International Inc.           2,191       54,227
 HON Industries Inc.                             4,562      107,207
 +Insight Enterprises Inc.                       1,515       89,858
 +Keravision Inc.                                1,670        8,037
 Miller (Herman) Inc.                            5,446      140,915
 +1-800 Contacts Inc.                              387       18,189
 Owens & Minor Inc.                              3,957       68,011
 +Parkervision Inc.                              1,320       66,578
 +Patterson Dental Co.                           1,990      101,490
 +Performance Technologies Inc.                  1,187       10,090
 +PSS World Medical Inc.                         3,348       22,494
 +Savoir Technology Group Inc.                     691        4,880
 TAB Products Co.                                  100          400
 Vital Sign Inc.                                   869       15,751
                                                       ------------
                                                            840,533
                                                       ------------
Oil & Gas Producers--2.92%
 +Able Energy Inc.                                 400        2,100
 Adams Resources & Energy Inc.                   1,100       14,713
 Apco Argentina Inc.                               771       20,046
 Atmos Energy Corp.                              1,553       27,178
 +Atwood Oceanics Inc.                             702       31,239
 +Barrett Resources Corp.                        1,827       55,609
 +Basin Exploration Inc.                         1,613       28,832
 +Belco Oil & Gas Corp.                          4,065       34,553
 +Bellwether Exploration Co.                     2,033       16,899
 Berry Petroleum Co.                             2,178       37,026
 +Blue Dolphin Energy Co.                        2,300       10,925

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 BP Prudhoe Bay Royalty Trust                 1,189 $     14,194
 Cabot Oil & Gas Corp. "A"                    1,115       23,624
 +Cal Dive International Inc.                   836       45,301
 +Callon Petroleum Corp.                      1,059       15,753
 Cascade Natural Gas Corp.                    1,107       18,473
 Castle Energy Corp.                            393        2,469
 +Chesapeake Energy Corp.                     4,300       33,325
 Chesapeake Utilities Corp.                     187        3,319
 +Clayton Williams Energy Inc.                1,100       35,131
 Cross Timbers Oil Co.                        2,285       50,556
 +Crown Central Peteroleum Corp. "B"          1,650       14,953
 CTG Resources Inc.                             319       11,703
 +Dawson Geophysical Co.                        400        4,500
 +Denbury Resources Inc.                      4,397       22,809
 Devon Energy Corp.                           5,303      297,962
 Diamond Offshore Drilling Inc.               8,576      301,232
 +Eagle Geophysical Inc.                      2,755           14
 Energen Corp.                                1,408       30,712
 Energynorth Inc.                               122        7,229
 Energysouth Inc.                               179        3,379
 ENSCO International Inc.                     8,356      299,249
 EOG Resources Inc.                           7,576      253,796
 Equitable Resources Inc.                     1,961       94,618
 +Evergreen Resources Inc.                    1,493       44,230
 +EXCO Resources Inc.                           700        7,000
 +Forest Oil Corp.                            2,546       40,577
 +FX Energy Inc.                                583        3,316
 +Giant Industries Inc.                         484        3,812
 +Global Marine Inc.                         10,856      306,004
 +Greka Energy Corp.                            200        1,825
 +Grey Wolf Inc.                              9,565       47,825
 +Hallwood Energy Corp.                         637        5,213
 +Hanover Compressor Co.                      3,152      119,776
 Helmerich & Payne Inc.                       2,700      100,913
 Holly Corp.                                    904       10,735
 +Houston Exploration Co.                     2,369       59,521
 Howell Corp.                                 2,100       19,950
 +HS Resources Inc.                           1,685       50,550
 +Key Energy Group Inc.                       4,718       45,411
 +Key Productions Co. Inc.                      515        9,013
 Kinder Morgan Inc.                           7,069      244,322
 Laclede Gas Co.                              1,888       36,344
 +Louis Dreyfus Natural Gas Corp.             3,394      106,275
 +Magnum Hunter Resources Inc.                  800        5,301
 +Mallon Resources Corp.                      4,900       43,488
 +Marine Drilling Co. Inc.                    3,041       85,148
 +MarkWest Hydrocarbon Inc.                   1,779       15,010
 +McMoRan Exploration Co.                       619       10,214
 MDU Resources Group Inc.                     3,172       68,595
 +Mercury Air Group Inc.                        294        1,470
 +Meridian Resource Corp. (The)               1,900       10,806
 Midcoast Energy Resources Inc.                 862       13,577
 Mitchell Energy & Development Corp. "A"      2,597       83,429
 Murphy Oil Corp.                             2,711      161,135
 +Nabors Industries Inc.                      8,783      365,043
 +National-Oilwell Inc.                       5,783      190,115
 New Jersey Resources Corp.                     696       26,492
 +Newfield Exploration Co.                    2,702      105,716

June 30, 2000 (Unaudited)

---------------------------------------------------------
Extended Index Master Portfolio       Shares        Value

---------------------------------------------------------
Common Stocks--(Continued)
---------------------------------------------------------
 Noble Affiliates Inc.                 4,149 $    154,550
 +Noble Drilling Corp.                 8,264      340,374
 Northwest Natural Gas Co.             1,209       27,051
 +Nuevo Energy Co.                     1,327       25,047
 NUI Corp.                             1,366       36,882
 +Ocean Energy Inc.                   11,362      161,199
 +Oceaneering International Inc.       1,332       25,308
 +Parker Drilling Co.                  6,495       40,188
 Patina Oil & Gas Corp.                2,300       47,725
 +Patterson Energy Inc.                2,100       59,850
 +Pennaco Energy Inc.                  1,400       22,925
 +Petroleum Development Corp.          2,500       12,813
 Piedmont Natural Gas Co.              1,471       39,073
 +Pioneer Natural Resources Co.        4,883       62,258
 Pogo Producing Co.                    2,195       48,564
 +Pride International Inc.             4,254      105,287
 +Prima Energy Corp.                     387       20,705
 Providence Energy Corp.                 220        8,910
 +R&B Falcon Corporation              11,810      278,273
 +Remington Oil & Gas Corp.            1,700       12,750
 +Santa Fe Snyder Corp.               11,029      125,455
 +Seacor Smit Inc.                       851       32,904
 +Seitel Inc.                          1,364       11,083
 Semco Energy Inc.                       800       10,400
 +Southern Union Co.                   2,507       39,648
 Southwest Gas Co.                     1,656       28,980
 +Spinnaker Exploration Co.            1,300       33,313
 St. Mary Land & Exploration Co.       1,199       50,433
 +Stone Energy Corp.                     974       58,197
 +Superior Energy Services Inc.        3,300       34,238
 +Swift Energy Co.                     1,629       46,223
 +Tesoro Petroleum Corp.               3,192       32,319
 +Tom Brown Inc.                       1,879       43,334
 UGI Corp.                             1,570       32,185
 Ultramar Diamond Shamrock Corp.       4,919      122,053
 +Unit Corp.                           2,349       31,712
 +UTI Energy Corp.                       866       34,748
 Valero Energy Corp.                   3,498      111,062
 Valley Resources Inc.                   222        5,356
 Vastar Resources Inc.                 6,056      497,349
 WD-40 Company                         1,899       39,404
 Western Gas Resources Inc.            1,785       37,485
                                             ------------
                                                7,299,185
                                             ------------
Oil & Gas Services--0.61%
 +BJ Services Co.                      4,836      302,250
 +Cooper Cameron Corp.                 3,281      216,546
 +Friede Goldman Halter Inc.           3,924       35,071
 +Grant Prideco Inc.                   6,860      171,500
 +Input/Output Inc.                    5,654       47,706
 +Smith International Inc.             2,953      215,015
 Tidewater Inc.                        4,138      148,968
 +Varco International Inc.             5,249      122,039
 +Weatherford International Inc.       6,860      273,114
                                             ------------
                                                1,532,209
                                             ------------
Packaging & Containers--0.21%
 American National Can Group Inc.      3,400       57,375

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +Astronics Corp.                            299 $      2,766
 +BWAY Corporation                           443        2,935
 Greif Brothers Corp. "A"                  1,325       40,744
 Longview Fibre Co.                        2,812       31,108
 +Packaging Corporation of America         5,350       54,169
 +Silgan Holdings Inc.                     2,654       26,042
 +Smurfit-Stone Container Corp.           12,916      166,294
 Sonoco Products Co.                       7,046      144,883
                                                 ------------
                                                      526,316
                                                 ------------
Pharmaceuticals--3.34%
 +Abgenix Inc.                             2,416      289,580
 +Akorn Inc.                               2,709       21,503
 +Alexion Pharmaceuticals Inc.             1,216       86,944
 +Alkermes Inc.                            3,692      173,986
 +Alliance Pharmaceutical Corp.            3,200       36,000
 +Allou Health & Beauty Care Inc. "A"        261        1,876
 Alpharma Inc.                             2,695      167,764
 +Amerisource Health Corp. "A"             3,092       95,852
 +Amylin Pharmaceuticals Inc.              2,700       41,006
 +Andrx Corp.                              3,800      242,903
 +Anika Therapeutics Inc.                    400          700
 +Antigenics Inc.                          2,200       36,575
 +Aphton Corp.                             1,032       26,574
 +Arqule Inc.                              2,044       39,603
 +AVI BioPharma Inc.                       2,900       28,638
 +Aviron                                   1,303       40,230
 +Axys Pharmaceuticals Inc.                3,011       17,878
 +Barr Laboratories Inc.                   3,152      141,227
 Bergen Brunswig Corp. "A"                 6,921       38,066
 Bindley Western Industries Inc.           2,917       77,118
 +Biocryst Pharmaceuticals Inc.            1,965       56,371
 +Biomatrix Inc.                           1,316       29,775
 +Biopure Corp.                            1,400       26,338
 +Biotime Inc.                               470        3,319
 +Bone Care International Inc.             3,173       74,764
 +Boston Life Sciences Inc.                1,793       15,857
 +Cell Genesys Inc.                        3,259       91,252
 +Cell Pathways Inc.                       1,694       39,809
 +Cell Therapeutics Inc.                   1,890       57,881
 +Cellegy Pharmaceuticals Inc.             2,300       18,975
 +Chirex Inc.                              1,137       22,740
 +CIMA Labs Inc.                           2,100       42,525
 +CollaGenex Pharmaceuticals Inc.          4,116       38,588
 +Columbia Laboratories Inc.               1,757       10,103
 +Connetics Corp.                          1,637       24,043
 +Corixa Corp.                             1,277       54,831
 +Corvas International Inc.                2,500       30,000
 +Coulter Pharmaceutical Inc.                933       19,127
 +Crescendo Pharmaceuticals Corp.          2,000       40,250
 +Cytoclonal Pharmaceuticals Inc.          3,956       40,055
 +D&K Healthcare Resources Inc.            1,638       17,097
 Dentsply International Inc.               2,948       90,835
 +Digene Corp.                             1,028       41,506

June 30, 2000 (Unaudited)

----------------------------------------------------------
Extended Index Master Portfolio        Shares        Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 +Dura Pharmaceuticals Inc.             2,874 $     41,314
 +Duramed Pharmaceuticals Inc.          2,262       12,300
 +Epix Medical Inc.                     1,921       28,575
 +Forest Laboratories Inc. "A"          6,049      610,949
 +Geltex Pharaceuticals Inc.            2,148       43,900
 +Genta Inc.                            2,100       13,650
 +Genzyme Transgenics Corp.             1,776       48,174
 +Geron Corp.                           2,194       70,208
 +Gilead Sciences Inc.                  2,649      188,410
 +Guest Supply Inc.                       282        5,129
 +Guilford Pharmaceuticals Inc.         1,220       18,376
 +Hemispherx Biopharma Inc.             1,810       10,181
 +Henry Schein Inc.                     2,680       46,230
 Herbalife International Inc. "A"       5,868       51,345
 +Hi-Tech Pharmacal Co.                 2,400       10,350
 +Hyseq Inc.                            1,678       76,244
 ICN Pharmaceuticals Inc.               5,623      156,390
 +Ilex Oncology Inc.                    1,266       44,627
 +Imclone Systems Inc.                  1,801      137,664
 +Immucor Inc.                            333        1,873
 +Immune Response Corp.                 1,365       14,844
 +Immunogen Inc.                        4,500       54,281
 +Inhale Therapeutic Systems Inc.       1,502      152,406
 +Inkine Pharmaceutical Co.             2,800       13,650
 +International Isotopes Inc.             392        1,691
 +IVAX Corporation                     10,604      440,066
 Jones Pharma Inc.                      4,493      179,439
 +King Pharmaceuticals Inc.             5,720      250,943
 +Kos Pharmaceuticals Inc.              1,853       29,764
 +KV Pharmaceutical Co. "A"             2,228       59,042
 +Lifecore Biomedical Inc.              1,356       10,679
 +Ligand Pharmaceuticals Inc. "B"       1,382       18,225
 +Magainin Pharmaceuticals Inc.         1,822        8,427
 +Martek Biosciences Corp.              1,748       32,775
 +Medarex Inc.                          2,064      174,408
 +Medical Manager Corp.                 2,050       69,828
 +Medicis Pharmaceutical Corp. "A"      2,143      122,151
 Meridian Diagnostics Inc.              6,730       52,578
 +MGI Pharma Inc.                         833       23,962
 +Microcide Pharmaceuticals Inc.        2,892       24,944
 +Miravant Medical Technologies         1,191       26,574
 Mylan Laboratories Inc.               10,654      194,436
 +NABI Inc.                             3,300       24,131
 +Nastech Pharmaceutical Co. Inc.       3,000       13,594
 +Natrol Inc.                           2,290        7,443
 +NBTY Inc.                             3,730       23,779
 +Neose Technologies Inc.               1,153       48,498
 +Neurocrine Biosciences Inc.           1,371       48,756
 +Northfield Laboratories Inc.            820       13,376
 +NPS Pharmaceuticals Inc.              1,351       36,139
 +Nu Skin Asia Pacific Inc. "A"         3,109       17,877
 Omnicare Inc.                          5,605       50,795
 +OSI Pharmaceuticals Inc.              2,198       63,330
 +Pathogenesis Corp.                    1,229       31,954
 +Perrigo Co.                           7,576       47,824

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
 +Pharmacyclics Inc.                               956 $     58,316
 +Priority Healthcare Corp. "B"                  1,338       99,430
 +Progenics Pharmeceuticals Inc.                   610        8,693
 +Protein Design Labs Inc.                       1,130      186,397
 +Sangstat Medical Corp.                         1,921       55,469
 +Schein Pharmaceutical Inc.                     3,250       70,281
 +Sciclone Pharmaceuticals Inc.                  1,900       24,581
 +Sepracor Inc.                                  4,546      548,361
 +Serologicals Corp.                             1,087        5,435
 +SICOR Inc.                                     4,863       38,904
 +Supergen Inc.                                  1,451       52,599
 +Sybron International Corp.                     6,518      129,138
 +Synaptic Pharmaceutical Corp.                  1,694        8,682
 +Texas Biotech Corp.                            4,257       80,883
 +Titan Pharmaceuticals Inc.                     1,487       63,941
 +Triangle Pharmaceuticals Inc.                  3,876       35,126
 +Tularik Inc.                                   2,536       74,812
 +Twinlab Corp.                                  2,806       17,888
 +United Therapeutics Inc.                       1,400      151,725
 +V.I. Technologies Inc.                         1,752       12,264
 +VaxGen Inc.                                      900       19,688
 +Vical Inc.                                       883       16,998
 +Vion Pharmaceuticals Inc.                      2,523       18,923
 +Viropharma Inc.                                2,523       39,422
 +VIVUS Inc.                                     2,800       19,425
 +Zonagen Inc.                                   1,801        5,881
                                                       ------------
                                                          8,331,824
                                                       ------------
Pipelines--0.32%
 Dynegy Inc.                                     8,736      596,778
 National Fuel Gas Co.                           1,920       93,600
 Questar Corp.                                   6,090      117,994
                                                       ------------
                                                            808,372
                                                       ------------
Real Estate--1.34%
 Acadia Realty Trust                             1,437        8,173
 Aegis Realty Inc.                                 460        4,571
 Agree Realty Corp.                                294        4,888
 Alexandria Real Estate Equity                     662       22,715
 Ameresco Capital Trust                            369        3,736
 +American Community Property Trust                600        2,475
 +American Realty Trust Inc.                       581        5,520
 American Residential Investment Trust Inc.        560        2,310
 Amerivest Properties Inc.                         700        3,063
 Amli Residential Properties Trust               2,144       50,518
 Annaly Mortgage Management Inc.                   766        6,798
 Anthracite Capital Inc.                         1,137        8,101
 Apex Mortgage Capital Inc.                        357        3,035
 Arizona Land Income Corp. "A"                     500        2,156
 Asset Investor Corp.                              324        3,827
 Associated Estates Realty Corp.                 1,233        8,631
 Atlantic Realty Trust Inc.                        400        2,975
 Banyan Strategic Realty Trust                     797        4,583
 Bedford Property Investors Inc.                 2,913       54,073

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +BF Enterprises Inc.                            200 $      1,550
 Boykin Lodging Co.                              928       12,528
 Bradley Real Estate Inc.                      1,266       26,982
 Brandywine Realty Trust                       2,800       53,550
 BRE Properties Inc.                           3,577      103,286
 +BRT Realty Trust                               500        4,000
 Cabot Industrial Trust                        2,031       39,985
 +California Coastal Communities Inc.            535        3,143
 Captec Net Lease Realty Inc.                    550        6,050
 +Catellus Development Corp.                   7,676      115,140
 CBL & Associates Properties Inc.              1,282       31,970
 Centerpoint Properties Corp.                  1,038       42,299
 Chateau Communities Inc.                      1,447       40,878
 Chelsea GCA Realty Inc.                         795       27,477
 +Cherokee Inc.                                  389        3,477
 Colonial Properties Trust                     1,165       31,892
 Commercial Net Lease Realty Inc.              4,713       49,487
 Consolidated-Tomoka Land Co.                    235        2,849
 Cornerstone Realty Income Trust               4,949       49,490
 Corporate Office Properties Trust             1,007        9,252
 Correctional Properties Trust                   462        4,851
 +CoStar Group Inc.                              728       18,246
 Cousins Properties Inc.                       2,418       93,093
 Cross Timbers Royalty Trust                     368        5,083
 Crown American Realty Trust                   1,466        7,880
 Developers Diversified Realty Corp.           2,963       44,260
 Eastgroup Properties Inc.                       829       17,461
 Entertainment Properties Trust                  811       11,202
 Equity Inns Inc.                              6,529       39,990
 Equity One Inc.                                 677        6,516
 First Industrial Realty Trust                 2,897       85,462
 First Washington Realty Trust                   515       11,362
 Forest City Enterprises Inc. "A"              1,541       51,431
 G & L Realty Corp.                              281        2,037
 Gables Residential Trust                      1,271       32,808
 Getty Realty Corp.                            1,300       14,138
 Glenborough Realty Trust Inc.                 1,619       28,231
 Glimcher Realty Trust                         3,760       54,050
 Golf Trust of America                           481        7,636
 Grove Property Trust                            503        8,174
 +Grubb And Ellis Co.                          2,027       11,909
 Healthcare Realty Trust                       1,986       33,886
 +HMG/Courtland Properties Inc.                  700        4,813
 Home Properties of NY Inc.                    1,054       31,620
 +HomeServices.com Inc.                          800        9,000
 Humphrey Hospitality Trust Inc.                 660        5,239
 Impac Commercial Holdings Inc.                  585        3,400
 Income Opportunity Realty Investors Inc.      2,400       17,400
 Innkeepers USA Trust                          5,629       51,365

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 +Insignia Financial Group Inc.                 2,357 $     23,570
 Investors Real Estate Trust                    1,142        8,779
 IRT Property Co.                               6,387       54,290
 Jameson Inns Inc.                                641        4,727
 JDN Realty Corp.                               4,362       44,438
 +Jones Lang LaSalle Inc.                       3,226       43,148
 JP Realty Inc.                                 2,389       42,554
 +Kennedy-Wilson Inc.                           1,098        5,833
 Kilroy Realty Corp.                            1,436       37,246
 Koger Equity Inc.                              1,389       23,439
 LaSalle Hotel Properties                         861       12,377
 Lexington Corp.                                  934       10,449
 LNR Property Corp.                             1,320       25,740
 LTC Properties Inc.                            1,445        8,580
 Macerich Co. (The)                             1,654       36,491
 Malan Realty Investors Inc.                      331        4,613
 Manufactured Home Communities Inc.             1,268       30,353
 +Mays (JW) Inc.                                  600        3,000
 Meristar Hospitality Corp.                     2,369       49,749
 Mid Atlantic Realty Trust                        820        8,200
 Mid-America Apartment Communities Inc.           942       22,608
 Mills Corp.                                    1,180       22,199
 Monmouth Real Estate Investment Corp. "A"      2,500       12,813
 National Golf Properties Inc.                  2,360       49,855
 National Health Investors Inc.                 4,195       46,145
 National Health Realty Inc.                      548        4,418
 Nationwide Health Properties Inc.              2,267       31,596
 One Liberty Properties Inc.                      200        2,188
 Pacific Gulf Properties Inc.                   2,495       62,531
 Pan Pacific Retail Properties Inc.             2,846       57,276
 Parkway Properties Inc.                          552       16,836
 Philips International Realty Corp.               470        8,166
 Pittsburgh & West Virginia Railroad              400        2,750
 Prentiss Properties Trust                      1,841       44,184
 Presidential Realty Corp. "B"                    400        2,800
 +Price Enterprises Inc.                          800        5,375
 Prime Group Realty Trust                         857       13,016
 PS Business Parks Inc.                         1,157       27,768
 Ramco-Gershenson Properties Trust                462        7,132
 Realty Income Corp.                            1,799       42,389
 Reckson Associates Realty Corp.                1,990       47,265
 Redwood Trust Inc.                               517        7,238
 Regency Realty Corp.                           3,440       81,700
 Resource Asset Investment Trust                  375        4,125
 RFS Hotel Investors Inc.                       4,113       48,328
 Roberts Realty Investors Inc.                    400        2,850
 Shurgard Storage Centers Inc.                  1,879       42,278
 Sizeler Property Investors Inc.                  557        4,178
 Sl Green Realty Corp.                          1,271       33,999
 Smith (Charles E) Residential Realty Inc.        982       37,316
 Sovran Self Storage Inc.                         679       14,556

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Extended Index Master Portfolio      Shares        Value

--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
 St. Joe Company (The)                5,324 $    159,720
 Storage USA Inc.                     1,440       42,480
 +Stratus Properties Inc.               639        2,716
 Summit Properties Inc.               1,437       30,177
 Sun Communities Inc.                   863       28,857
 Tanger Factory Outlet Centers
 Inc.                                   391        9,189
 Tarragon Realty Investors Inc.         508        5,334
 Taubman Centers Inc.                 2,667       29,337
 Thornbury Mortgage Asset Corp.       1,192        8,568
 Town & Country Trust                 2,581       44,361
 +Trammell Crow Co.                   1,832       19,694
 Transcontinental Realty
 Investments Inc.                       838       10,213
 +United Capital Corp.                  690        9,229
 United Investors Realty Trust          624        3,686
 United Mobile Homes Inc.               522        4,307
 +United Park City Mines Co.            119        2,663
 Universal Health Realty Inc.           530       10,037
 Urban Shopping Centers Inc.            875       29,477
 Urstadt Biddle Properties Inc.         400        2,725
 Urstadt Biddle Properties Inc.
 "A"                                    400        2,850
 W.P. Carey & Co. LLC                 1,332       21,812
 +Winfield Capital Corp.                324        3,969
 Winston Hotels Inc.                    901        6,758
                                            ------------
                                               3,341,589
                                            ------------
Real Estate Investment Trusts--2.16%
 AMB Property Corp.                   4,742      108,177
 American Industrial Properties       3,592       48,717
 American Mortgage Acceptance
 Corp.                                  300        2,531
 Apartment Investment &
 Management Co. "A"                   4,031      174,341
 Archstone Communities Trust          8,411      177,157
 Arden Realty Inc.                    5,192      122,012
 AvalonBay Communities Inc.           3,956      165,163
 BNP Residential Properties
 Inc.                                   366        3,065
 Boston Properties Inc.               4,242      163,847
 Camden Property Trust                2,993       87,919
 Capstead Mortgage Corp.              1,476       12,362
 CarrAmerica Realty Corp.             5,010      132,765
 Commercial Assets Inc.               9,563       47,815
 Crescent Real Estate Equities
 Co.                                  7,713      158,117
 Duke-Weeks Realty Corp.              8,358      187,010
 Equity Office Properties Trust      17,910      493,644
 Equity Residential Properties
 Trust                                5,720      263,120
 Essex Property Trust Inc.              944       39,648
 Federal Realty Investment
 Trust                                1,991       39,820
 FelCor Lodging Trust Inc.            5,537      102,435
 Franchise Finance Corporation
 of America                           3,892       89,516

-------------------------------------------------------------------------------

                                    Shares        Value

-------------------------------------------------------------------------------
 General Growth Properties Inc.      3,506 $    111,316
 Great Lakes Inc.                    3,319       56,423
 Health Care Inc.                    1,454       23,628
 Health Care Property Investors
 Inc.                                3,557       96,928
 Highwoods Properties Inc.           4,559      109,416
 Hospitality Properties Trust        4,435      100,065
 Host Marriott Corp.                12,760      119,625
 HRPT Properties Trust              10,785       74,821
 Keystone Property Trust               471        6,476
 Kimco Realty Corp.                  3,682      150,962
 Kramont Realty Trust                1,181       11,072
 Liberty Property Trust              4,733      122,762
 Mack-Cali Realty Corp.              4,258      109,377
 Maxus Realty Trust Inc.               400        2,600
 Mission West Properties Inc.        2,400       25,200
 New Plan Excel Realty Trust         6,847       89,011
 Post Properties Inc.                2,501      110,044
 Prologis Trust                      9,976      212,607
 Public Storage Inc.                 8,094      189,703
 Rouse Co.                           5,269      130,408
 Senior Housing Properties
 Trust                               4,318       34,274
 Simon Property Group Inc.           9,018      200,087
 Spieker Properties Inc.             3,937      186,023
 United Dominion Realty Trust        8,834       97,174
 USP Trust                             700        4,550
 Vornado Realty Trust                5,268      183,063
 Washington Trust                    1,796       32,104
 Weingarten Realty Investors         1,893       76,430
 Western Properties Trust              934       11,091
 Westfield America Inc.              6,581       89,255
                                           ------------
                                              5,385,676
                                           ------------
Retail--3.47%
 +Abercrombie & Fitch Co.            6,120       74,588
 +AC Moore Arts & Crafts Inc.        2,000       12,750
 +Action Performance Companies
 Inc.                                1,745       12,651
 Advanced Marketing Services
 Inc.                                1,066       19,654
 +Alexander's Inc.                     723       52,960
 +Amazon.com Inc.                   21,764      790,305
 +American Eagle Outfitters
 Inc.                                2,570       35,980
 +Ames Department Stores Inc.        1,336       10,354
 +AnnTaylor Stores Corp.             2,047       67,807
 +Ashworth Inc.                        629        2,811
 +AutoNation Inc.                   24,098      170,192
 Baker (J.) Inc.                       729        4,237
 +Barnes & Noble Inc.                3,968       88,288
 +Bebe Stores Inc.                   2,424       20,301
 +Bell Microproducts Inc.              395        7,258
 Big Dog Holdings Inc.                 541        2,232
 +BJ's Wholesale Club Inc.           4,872      160,776
 Blair Corp.                         1,128       20,868
 Blockbuster Inc.                    1,800       17,438
 +Bluefly Inc.                         200          438
 Bob Evans Farms Inc.                3,833       57,255
 +Books-A-Million Inc.               1,043        4,824
 +Borders Group Inc.                 4,435       69,020
 +BOWLIN Outdoor Advertising
 & Travel Centers Inc.                 200        1,275

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Extended Index Master Portfolio              Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 +Boyds Collection Ltd. (The)                 5,400 $     45,900
 +Braun's Fashions Corp.                        450       16,509
 +Brinker International Inc.                  3,633      106,265
 +Brookstone Inc.                               397        3,809
 Brown Shoe Company Inc.                      1,708       22,204
 +Buckle Inc. (The)                           1,682       19,764
 Burlington Coat Factory Warehouse Corp.      3,019       32,643
 +buy.com Inc.                                6,824       34,333
 +Cache Inc.                                    400        1,475
 Casey's General Store Inc.                   3,854       39,985
 Cash American Investments Inc.               2,722       20,075
 Cato Corp. "A"                               1,513       17,589
 CBRL Group Inc.                              3,936       57,810
 +CDW Computer Centers Inc.                   5,444      340,250
 +Central Garden & Pet Co.                    1,332       11,946
 +Charlotte Russe Holding Inc.                1,900       19,950
 +Charming Shoppes Inc.                       6,277       31,973
 +Chico's FAS Inc.                            1,716       34,320
 +Children's Place Retail Stores Inc.         2,311       47,376
 Claire's Stores Inc.                         3,172       61,061
 +Coldwater Creek Inc.                        1,075       32,384
 +Cost Plus Inc.                              1,883       54,019
 +CSK Auto Corp.                              2,542       19,224
 +Cyberian Outpost Inc.                       2,009        9,668
 +Dallas Gold and Silver Exchange Inc.          400        3,000
 +Damark International Inc. "A"                 284        6,106
 +Dave & Buster's Inc.                          781        4,832
 +David's Bridal Inc.                         1,600       18,500
 Deb Shops Inc.                               1,184       14,800
 +Dollar Tree Stores Inc.                     6,069      240,105
 +Dress Barn Inc.                             2,018       44,648
 +Drugstore.com Inc.                          3,300       24,853
 +Duane Reade Inc.                            1,259       32,419
 +Duckwall-Alco Stores Inc.                     227        1,873
 +eBay Inc.                                  16,206      880,188
 +Egghead.com Inc.                            3,787       11,124
 +Elder-Beerman Stores Corp.                    779        3,213
 +Electronics Boutique Holdings Corp.         1,502       24,595
 +eToys Inc.                                  8,800       55,825
 +Factory 2-U Stores Inc.                       923       34,901
 Family Dollar Stores Inc.                   10,604      207,441
 Fastenal Co.                                 2,097      106,161
 +Filene's Basement Corp.                       900           10
 +Finlay Enterprises Inc.                       583        7,579
 +Footstar Inc.                               1,097       36,475
 Fred's Inc.                                  1,040       18,720
 +FreeMarkets Inc.                            2,171      102,987
 Friedman's Inc.                                739        3,649
 +Gadzooks Inc.                                 697        8,092
 +Gart Sports Co.                               343        2,058
 +GC Companies Inc.                             584       13,067
 +Genesis Direct Inc.                         1,193            6
 +Gerald Stevens Inc.                         4,261        6,125
 +Globe Business Resources Inc.                 808       10,504
 +Goody's Family Clothing Inc.                3,491       19,201
 +Guitar Center Inc.                          2,198       23,079
 Haverty Furniture Companies Inc.             1,222       10,387

------------------------------------------------------------

                                         Shares        Value

------------------------------------------------------------
 +Hibbet Sporting Goods Inc.                336 $      7,896
 +HomeGrocer.com Inc.                     7,905       47,677
 +Hot Topic Inc.                            832       26,624
 +iGo Corp.                               1,000        3,875
 +Intertan Inc.                           2,653       31,173
 Intimate Brands Inc.                    31,750      627,063
 +Jacobson Stores Inc.                      200        1,000
 +Jill (J.) Group Inc. (The)                454        2,951
 +Jo-Ann Stores Inc.                      1,102        7,714
 +Joseph A. Bank Clothiers Inc.             300        1,163
 +JumboSports Inc.                        8,300           17
 +Just For Feet Inc.                      1,594           40
 +Kenneth Cole Productions "A"            1,174       46,960
 +Krispy Kreme Doughnuts Inc.               105        7,718
 +Lands' End Inc.                         1,852       61,811
 Lillian Vernon Coporation                1,236       12,978
 +Linens 'N Things Inc.                   2,442       66,239
 Lone Star Steakhouse & Saloon Inc.       1,749       17,709
 +Marvel Enterprises Inc.                 3,233       20,004
 +Mazel Stores Inc.                         408        3,417
 +Men's Wearhouse Inc. (The)              2,396       53,461
 +Michaels Stores Inc.                    1,927       88,281
 +Microage Inc.                           1,143          366
 +Mothers Work Inc.                         900       10,125
 +MP3.com Inc.                            3,500       47,469
 +MSC Industrial Direct Co. Inc. "A"      2,211       46,293
 +Multiple Zones International Inc.         682        2,728
 +Neiman-Marcus Group Inc. "A"            2,792       84,284
 +Neoforma.com Inc.                       6,838       48,080
 +Network Commerce Inc.                   3,100       17,050
 +99 Cents Only Stores                    2,006       79,989
 +NPC International Inc.                  2,293       20,565
 +NuCo2 Inc.                                322        2,576
 +Nyer Medical Group Inc.                   220        1,018
 +OfficeMax Inc.                          7,191       35,955
 +O'Reilly Automotive Inc.                3,404       47,231
 +Outback Steakhouse Inc.                 4,394      128,525
 +Pacific Sunwear of California Inc.      1,911       35,831
 +Pantry Inc. (The)                       1,400       12,950
 +Payless Shoesource Inc.                 1,804       94,146
 +PC Connection Inc.                      1,709       97,413
 +Petco Animal Supplies Inc.              2,377       46,649
 Pier 1 Imports Inc.                      5,551       54,122
 +Piercing Pagoda Inc.                      436        6,322
 +Priceline.com Inc.                     10,522      399,672
 +PurchasePro.com Inc.                    1,800       73,800
 +RDO Equipment Co. "A"                     200        1,100
 +Right Start (The)                       3,600       16,425
 Ross Stores Inc.                         5,000       85,313
 Ruby Tuesday Inc.                        2,892       36,331
 +Ryan's Family Steak Houses Inc.         2,791       23,549
 +S&K Famous Brands Inc.                    900        6,188
 +Saks Inc.                               8,562       89,901
 +Samsonite Corp.                         2,267       10,202
 +School Specialty Inc.                   1,352       25,097
 +7-Eleven Inc.                           5,009       68,874
 +Shopko Stores Inc.                      1,467       22,555

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Extended Index Master Portfolio      Shares        Value

--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
 +Sound Advice Inc.                     200 $      1,913
 Spiegel Inc. "A"                     7,393       62,841
 +Sport Chalet Inc.                     300        1,388
 +Stamps.com Inc.                     4,200       30,713
 +Stein Mart Inc.                     4,129       42,322
 +StyleSite Marketing Inc.            1,400            1
 +Sunglass Hut International
 Inc.                                 4,116       33,828
 +Systemax Inc.                       2,716       10,525
 Talbots Inc. (The)                   1,904      104,601
 +Too Inc.                            1,700       43,244
 +Trans World Entertainment
 Corp.                                2,564       31,089
 +Travis Boats & Motors Inc.            958        5,269
 +Tuesday Morning Corp.               2,600       27,300
 +Tweeter Home Entertainment
 Group Inc.                           1,064       32,319
 +Urban Outfitters Inc.               1,453       12,805
 +Value City Department Stores
 Inc.                                 2,244       21,318
 +Valuevision International
 Inc. "A"                             2,142       51,408
 +Venator Group Inc.                  8,363       85,721
 +Ventro Corporation                  2,900       54,738
 +Webvan Group Inc.                   1,300        9,466
 +Wet Seal Inc. "A"                   1,608       21,105
 +Whitehall Jewellers Inc.            1,182       22,015
 +Williams-Sonoma Inc.                3,388      109,898
 +Wilsons The Leather Experts
 Inc.                                   899       13,197
 +Yankee Candle Co. Inc. (The)        3,500       75,688
 +Zale Corp.                          2,104       76,796
                                            ------------
                                               8,657,290
                                            ------------
Semiconductors--3.26%
 +Alliance Semiconductor Corp.        2,230       54,774
 +Amkor Technology Inc.               7,973      281,547
 +Applied Micro Circuits Corp.        7,648      755,240
 +Atmel Corp.                        13,910      512,931
 +Broadcom Corp.                      7,256    1,588,611
 +Cirrus Logic Inc.                   3,557       56,912
 +Cypress Semiconductor Corp.         6,947      293,511
 +General Semiconductor Inc.          2,258       33,306
 +International Rectifier Corp.       4,005      224,280
 +Lam Research Corp.                  7,699      288,713
 +Lattice Semiconductor Corp.         2,896      200,186
 +Marvell Technology Group Ltd.       2,174      123,918
 +MEMC Electronics Materials
 Inc.                                 4,812       86,616
 +Pericom Semiconductor Corp.         1,344       91,392
 +Pixelworks Inc.                     2,194       49,914
 +QLogic Corp.                        4,640      306,530
 +Quantum Effect Devices Inc.         1,444       82,308
 +Rambus Inc.                         6,132      631,596
 +SDL Inc.                            4,624    1,318,707
 +TriQuint Semiconductor Inc.         2,446      234,052
 +Varian Semiconductor
 Equipment Associates Inc.            1,730      108,666
 +Vitesse Semiconductor Corp.        10,952      805,657
                                            ------------
                                               8,129,367
                                            ------------

-----------------------------------------------------------------------------

                                  Shares        Value

-----------------------------------------------------------------------------
Software--7.69%
 +Acxiom Corp.                     5,072 $    138,212
 +Akamai Technologies Inc.           877      104,130
 +America Online Inc.                789       41,617
 +American Management Systems
 Inc.                              2,578       84,631
 +Apropos Technology Inc.          1,300       25,838
 +Ariba Inc.                      12,100    1,186,367
 +At Home Corp. "A"               22,107      458,720
 +Avant! Corp.                     4,417       82,750
 +BEA Systems Inc.                15,452      763,908
 +BroadVision Inc.                15,418      783,427
 +Cadence Design Systems Inc.     15,871      323,372
 +Caminus Corp.                      760       18,620
 +CareInsite Inc.                  4,300       76,863
 +Centillium Communications
 Inc.                              1,976      136,344
 +ChoicePoint Inc.                 2,568      114,276
 +Chordiant Software Inc.          4,054       67,398
 +CMGI Inc.                       17,455      799,657
 +CNET Networks Inc.               5,140      126,251
 +Cobalt Group Inc.                2,600       17,875
 +Computer Horizons Corp.          1,894       25,451
 +Concentrix Inc.                    225          900
 +Concero Inc.                       600        7,350
 +Corillian Corp.                  1,847       30,706
 +Covad Communications Group
 Inc.                              9,111      146,915
 +CSG Systems International
 Inc.                              2,998      168,075
 +CyBear Inc.                      1,500        4,031
 +DigitalThink Inc.                1,990       71,391
 +DoubleClick Inc.                 7,444      283,803
 +EarthLink Inc.                   7,797      120,370
 +Edwards (J.D.) & Co.             6,565       98,885
 +Electronic Arts Inc.             4,227      308,307
 +eMerge Interactive Inc. "A"      1,462       26,225
 +Envision Development Corp.         600       15,600
 +EPIQ Systems Inc.                  207        2,251
 +ePresence Inc.                   2,346       17,009
 +eXcelon Corp.                    2,332       18,510
 +Exodus Communications Inc.      22,840    1,052,068
 +Extensity Inc.                   1,120       38,360
 +FirePond Inc.                    1,751       63,036
 +Fiserv Inc.                      7,400      320,050
 +Genuity Inc.                    12,019      110,049
 +Geoworks Corp.                   1,120       17,640
 +GraphOn Corp.                    2,600       22,100
 +Healtheon/WebMD Corp.           11,381      168,581
 +HealthGate Data Corp.              900        1,463
 +HealthStream Inc.                1,041        5,726
 +HearMe Inc.                      1,700        7,650
 +Homestore.com Inc.               5,000      145,938
 +i2 Technologies Inc.            11,367    1,185,187
 +iBeam Broadcasting Corp.         6,497      116,946
 +Information Resources Inc.       2,141        8,430
 +Informix Corp.                  17,525      130,342
 +Infospace.com Inc.              14,000      773,500
 +Inktomi Corp.                    6,844      809,303
 +Innoveda Inc.                    2,888       13,177
 +Internet Capital Group LLC       1,984       73,439
 +Internet Pictures Corp.          3,221       48,718
 +Intuit Inc.                     12,353      511,105

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Extended Index Master Portfolio            Shares        Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 +iVillage Inc.                             2,800 $     23,625
 +JDA Software Group Inc.                   2,263       43,421
 +Keane Inc.                                3,849       83,235
 +L90 Inc.                                  1,900       19,950
 +Lante Corp.                               2,834       57,920
 +Legato Systems Inc.                       5,282       79,890
 +LHS Group Inc.                            3,343      115,334
 +LifeMinders Inc.                          1,600       47,300
 +Lightning Rod Software Inc.                 200          975
 +Lightspan Inc.                            4,460       24,530
 +Loudeye Technologies Inc.                 2,212       38,572
 +Lycos Inc.                                6,942      374,868
 +Macromedia Inc.                           3,189      308,336
 +Manugistics Group, Inc.                   1,779       83,168
 +Mercator Software Inc.                    1,682      115,638
 National Data Corp.                        1,916       44,068
 +netGuru Inc.                              1,600       28,600
 +Netpliance Inc.                           3,827       34,921
 +Network Associates Inc.                   9,017      183,721
 +NetZero Inc.                              6,400       33,400
 +New Era of Networks Inc.                  2,188       92,990
 +NorthPoint Communications Group Inc.      8,000       89,500
 +Numerical Technologies Inc.               1,548       75,272
 +Objective Systems Integrator Inc.         5,184       55,404
 +OnDisplay Inc.                            1,800      146,588
 +Opus360 Corp.                             2,786       10,273
 +Peregrine Systems Inc.                    8,364      290,135
 +Per-Se Technologies Inc.                      1            9
 +Phone.com Inc.                            4,400      286,550
 +Pixar Inc.                                2,588       91,227
 +PLATO Learning Inc.                       1,500       20,625
 +Policy Management Systems Corp.           3,413       52,475
 +Previo Inc.                               2,300       18,113
 +Prodigy Communications Corp. "A"          3,738       39,249
 +Promotions.com. Inc.                      1,100        5,500
 +PSINET Inc.                              11,080      278,395
 +RadiSys Corp.                               963       54,650
 +Rational Software Corp.                   5,688      528,629
 +RealNetworks Inc.                         9,688      489,850
 +Remedy Corp.                              1,573       87,695
 Reynolds & Reynolds Co. "A"                4,877       89,005
 +Rhythms Netconnections Inc.               5,200       65,325
 +Saba Software Inc.                        3,033       63,693
 +Simione Central Holdings Inc.                56          168
 +SkillSoft Corp.                           3,459       48,858
 +Structural Dynamics Research Corp.        3,927       59,150
 +Sybase Inc.                               4,356      100,188
 +Symantec Corp.                            3,879      209,224
 Total System Services Inc.                11,381      180,673
 +TriZetto Group Inc. (The)                 2,600       42,088
 +Ulticom Inc.                              1,844       44,285
 +USinternetworking Inc.                    5,625      114,961
 +ValueClick Inc.                           3,520       36,080
 +Verio Inc.                                5,046      279,974
 +Via Net.Works Inc.                        2,995       46,235
 +Vicinity Corp.                            1,774       34,815
 +Vignette Corp.                           12,000      624,188
 +Virage Inc.                                 201        3,631

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 +V-One Corp.                                      2,900 $     14,500
 +webMethods Inc.                                  1,955      307,302
 +Witness Systems Inc.                             1,800       43,875
 +ZEROplus.com Inc.                                1,100        3,438
 +ZipLink Inc.                                       900        5,400
                                                         ------------
                                                           19,190,500
                                                         ------------
Telecommunication Equipment--4.87%
 +Accelerated Networks Inc.                          836       35,301
 +ADTRAN Inc.                                      2,418      144,778
 +Advanced Fibre Communications Inc.               5,085      230,414
 +AltiGen Communications Inc.                      4,300       25,531
 +American Tower Corp.                             9,271      386,485
 +ANTEC Corp.                                      1,993       82,834
 +Avanex Corp.                                       446       42,593
 +Ciena Corp.                                      8,819    1,470,017
 +Commscope Inc.                                   3,405      139,605
 +E-Tek Dynamics Inc.                              4,348    1,147,057
 +Glenayre Technologies Inc.                       3,286       34,708
 +Handspring Inc.                                  3,520       95,040
 +Harmonic Inc.                                    3,053       75,562
 Harris Corp.                                      4,200      137,550
 +JDS Uniphase Corp.                              34,102    4,087,977
 +Metromedia Fiber Network Inc.                   29,622    1,175,623
 +New Focus Inc.                                     270       22,174
 +Palm Inc.                                        1,755       58,573
 +RF Micro Devices Inc.                            4,976      436,022
 +SBA Communications Corp.                         2,000      103,875
 +Science Dynamics Corp.                           1,200       13,875
 +Sonus Networks Inc.                                858      135,457
 +Spectrasite Holdings Inc.                        7,500      212,813
 +Sycamore Networks Inc.                          15,400    1,699,775
 +Telaxis Communications Corp.                       737       23,031
 +Williams Communications Group Inc.               4,300      142,706
                                                         ------------
                                                           12,159,376
                                                         ------------
Telecommunications--8.96%
 +Act Networks Inc.                                2,246       34,392
 +Active Voice Corp.                                 600        4,800
 +ACTV Inc.                                        2,567       38,345
 +Adaptive Broadband Corp.                         1,744       64,092
 +Adelphia Business Solutions Inc.                 1,925       44,636
 +Advanced Radio Telecom Corp.                     1,685       24,643
 +AirGate PCS Inc.                                   700       36,794
 +Airnet Communications Corp.                      2,639       68,944
 +Alamosa PCS Holdings Inc.                        3,936       82,164
 +Alaska Communications Systems Holdings Inc.      2,600       26,975
 +Allegiance Telecom Inc.                          6,728      430,592
 +Allen Telecom Inc.                               2,811       49,720
 +Allied Riser Communications Corp.                3,000       42,375
 +American Access Technologies Inc.                  300        1,856
 +ANADIGICS Inc.                                   1,514       51,571
 +Ancor Communications Inc.                        1,726       61,731
 +Andrea Electronics Corp.                         2,496       17,784
 Applied Signal Technology Inc.                      375        4,336

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Arch Communications Group Inc.               5,166 $     33,579
 +Aspect Communications Corp.                  2,788      109,603
 +@Comm Corporation                              100        1,731
 Atlantic Tele-Network Inc.                      319        3,011
 +Audiovox Corp. "A"                           1,336       29,476
 +Aware Inc.                                   1,227       62,730
 +B.I. Inc.                                    1,000        5,375
 +Blonder Tongue Laboratories Inc.               370        2,752
 +Bogen Communications International Inc.        300        2,213
 +Boston Communications Group Inc.             2,800       39,200
 +Brightpoint Inc.                             2,643       22,878
 Broadwing Inc.                               13,526      350,831
 C F W Communications Co.                        582       21,825
 +Cable Design Technologies Corp.              1,762       59,027
 +Carrier Access Corp.                         1,356       71,699
 +Catapult Communications Corp.                  700        7,044
 +Celeritek Inc.                                 600       24,488
 +Centennial Cellular Corp. "A"                6,072       83,490
 +Centigram Communications Corp.                 320        8,180
 +Channell Commercial Corp.                      408        4,896
 +Checkpoint Systems Inc.                      3,397       25,478
 +Choice One Communications Inc.               1,857       75,789
 +Citizen Communications Co.                  15,257      263,183
 +Cognitronics Corp.                             900       11,644
 +Com21 Inc.                                   1,130       28,250
 +Comdial Corp.                                  594        2,636
 +Commonwealth Telephone Enterprises Inc.      1,123       52,851
 Communications Systems Inc.                     324        4,941
 Comsat Corp.                                  2,519       62,188
 +Comtech Telecommunications Corp.               300        4,950
 +Concord Communications Inc.                    779       31,063
 Conestoga Enterprises Inc.                      257        4,697
 +Convergent Communications Inc.               2,000       16,000
 +Copper Mountain Networks Inc.                3,100      273,188
 +Cosair Communications Inc.                   1,059       30,446
 +Cox Communications Inc. "A"                 36,401    1,658,521
 +Crown Castle International Corp.             8,909      325,179
 CT Communications Inc.                        1,200       34,125
 +CTC Communications Group Inc.                1,138       40,968
 Cubic Corp.                                     728       13,650
 +Cypress Communications Inc.                  2,982       21,620
 +Cytogen Corp.                                4,500       45,563
 D&E Communications Inc.                         273        5,324
 +Data Race Inc.                               3,209       21,260
 +Davox Corp.                                    762        9,858

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +Deltathree.com Inc.                      2,063 $     30,042
 +Detection Systems Inc.                     283        2,689
 +Digital Island Inc.                      3,900      189,638
 +Digital Lightware Inc.                   1,977      198,689
 +Digital Microwave Corp.                  3,860      147,163
 +Ditech Communications Corp.              1,800      170,213
 +Dobson Communications Corp. "A"          5,025       96,731
 +DSL.net Inc.                             3,700       38,156
 +e.spire Communications Inc.              3,193       21,553
 +Echostar Communications Corp.           14,456      478,629
 +Efficient Networks Inc.                  3,300      242,756
 +eGlobe Inc.                              1,600        4,800
 +Elantec Semiconductor Inc.               1,900      132,288
 +Electric Lightwave Inc. "A"                382        7,139
 +Eltrax Systems Inc.                      1,383        8,212
 +eShare Technologies Inc.                 1,281        8,967
 +Ezenia! Inc.                               690        3,062
 +FirstCom Corp.                           1,800       27,113
 +Focal Communications Corp.               3,500      125,125
 +General Communication Inc. "A"           5,033       25,794
 +General DataComm Industries Inc.         3,900       23,644
 +Gentner Communications Corp.               400        5,600
 +Global Crossing Ltd.                         1           17
 Global Telesystems Group Inc.            11,772      142,000
 +Globix Corp.                             1,808       52,997
 +GoAmerica Inc.                           2,346       36,216
 +GST Telecommunications Inc.              3,736        3,561
 Harmon Industries Inc.                    2,489       32,979
 +Hector Communications Corp.                500        6,563
 +Hello Direct Inc.                          300        3,563
 Hickory Tech Corp.                          503        6,130
 +High Speed Access Corp.                  4,000       26,250
 +Hughes Electronics Corp.                13,081    1,147,858
 +Hungarian Telephone and Cable Corp.      1,300        7,800
 +ibasis Inc.                              2,400      103,350
 +ICG Communications Inc.                  2,658       58,642
 +I-Link Inc.                              1,939       10,422
 +Illuminet Holdings Inc.                  1,800       91,575
 +Inet Technologies Inc.                   2,800      151,900
 +Infonet Services Corp. "B"              19,395      231,528
 +InteliData Technologies Corp.            3,100       31,969
 +Interactive Intelligence Inc.              900       33,750
 +InterDigital Communications Corp.        3,187       52,785
 +Interspeed Inc.                          2,200       36,850
 Inter-Tel Inc.                            1,568       25,186
 +InterVoice Inc.                          1,990       13,059
 +ITC DeltaCom Inc.                        3,294       73,497
 +L-3 Communications Holdings Inc.         2,424      138,320
 +Latitude Communications Inc.             1,300       14,544
 +LCC International Inc. "A"               1,600       43,700

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Leap Wireless International Inc.             1,555 $     73,085
 +Level 3 Communications Inc.                 22,641    1,992,408
 +Lifeline Systems Inc.                          214        2,996
 +Lightbridge Inc.                             1,590       37,961
 +Lightpath Technologies Inc. "B"                500       19,906
 +Loral Space & Communications Ltd.           16,097      111,673
 +MarketWatch.com Inc.                         1,125       21,164
 +MCK Communications Inc.                      1,300       30,063
 +McLeodUSA Inc. "A"                          35,413      732,606
 +Medialink Worldwide Inc.                       237        1,644
 +MessageMedia Inc.                            2,357        8,250
 +Metricom Inc.                                1,887       52,600
 +Metro One Telecommunications Inc.            1,210       15,201
 +Metrocall Inc.                               4,710       42,390
 +MGC Communications Inc.                      1,832      109,806
 +Motient Corp.                                3,084       48,380
 +Natural Microsystems Corp.                     990      111,313
 +Net2Phone Inc.                               1,300       46,394
 +Network Access Solutions Corp.               2,300       21,994
 +Network Plus Corp.                           3,300       46,819
 +Next Level Communications Inc.               4,900      420,175
 +NorthEast Optic Network Inc.                   892       54,970
 +Notify Technology Corp.                        200          763
 +NTL Inc.                                     8,878      531,570
 +NumereX Corp. "A"                            2,900       35,888
 +Osicom Technologies Inc.                       721       61,015
 +Pacific Gateway Exchange Inc.                1,158        3,944
 +Pac-West Telecomm Inc.                       1,900       38,000
 +PanAmSat Corp.                               1,154       50,415
 +P-Com Inc.                                   4,105       23,347
 +Plantronics Inc.                             1,240      143,220
 +Pliant Systems Inc.                          2,200       13,750
 +Polycom Inc.                                 2,224      209,265
 +Powertel Inc.                                1,817      128,893
 +Powerwave Technologies Inc.                  3,813      167,772
 +Primus Telecommunications Group Inc.         2,354       58,556
 +Proxim Inc.                                    698       69,080
 +PTEK Holdings Inc.                           4,348       14,131
 +Qwest Communications International Inc.     47,084    2,339,486
 +Razorfish Inc.                               5,150       82,722
 +RCN Corp.                                    4,617      117,156
 +Rural Cellular Corp. "A"                       786       60,178
 +Savvis Communications Corp.                  6,224       81,301
 +Sawtek Inc.                                  2,366      136,193
 +SCC Communications Corp.                       400        2,700
 +Seachange International Inc.                 1,209       34,910
 +Sirius Satellite Radio Inc.                  2,037       90,265
 +Spectralink Corp.                            1,666       24,365
 +STAR Telecommunications Inc.                 4,590       11,618
 +Startec Global Communications Corp.          1,801       19,248
 +STM Wireless Inc. "A"                        1,000        5,875

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 +Talk.com Inc.                            3,388 $     19,693
 +Tekelec                                  3,821      184,124
 +TeleCorp. PCS Inc.                       5,423      218,615
 +Teligent Inc. "A"                        2,265       53,511
 +Telocity Inc.                            6,837       31,194
 +Telular Corp.                            2,200       26,400
 +Terayon Communications Systems Inc.      3,668      235,612
 +Tessco Technologies Inc.                   162        4,536
 +Time Warner Telecom Inc. "A"             1,600      103,000
 +Titan Corp. (The)                        3,376      151,057
 +T-Netix Inc.                             1,582        6,625
 +Tollgrade Communications Inc.              628       83,210
 +Total-Tel USA Communications Inc.          284        2,840
 +Tritel Inc.                              6,200      184,063
 +Triton PCS Holdings Inc. "A"             3,100      179,025
 +Tut Systems Inc.                         1,000       57,375
 +Ultrak Inc.                                542        4,404
 +United States Cellular Corp.             5,509      347,067
 +Ursus Telecom Corp.                        300        1,950
 +US LEC Corp. "A"                           581        9,877
 +Vari-L Co. Inc.                            300        3,488
 +VerticalNet Inc.                         4,600      169,913
 +VIALOG Corp.                               600        2,325
 +Viasat Inc.                                457       24,792
 +Viatel Inc.                              2,859       81,660
 +Vixel Corp.                              3,900       32,175
 +Voicestream Wireless Corp.              10,105    1,175,180
 +VTEL Corp.                               2,700       10,125
 Warwick Valley Telephone Co.                 89        3,516
 +WebLink Wireless Inc.                    5,172       68,529
 +West Teleservices Corp.                  3,433       86,898
 +Westell Technologies Inc.                1,858       27,870
 +Western Wireless Corp. "A"               4,526      246,667
 +Winstar Communications Inc.              5,399      182,891
 +WorldGate Communications Inc.            2,600       46,150
 +XETA Corp.                                 200        6,238
 +ZixIt Corp.                                749       34,501
 +Zoom Telephonics Inc.                    2,200       14,300
 +Z-Tel Technologies Inc.                  1,500       18,000
                                                 ------------
                                                   22,354,984
                                                 ------------
 Telephone--0.40%
 +Intermedia Communications Inc.           3,374      100,377
 +NEXTLINK Communications Inc.            13,644      517,619
 Telephone & Data Systems Inc.             3,836      384,559
                                                 ------------
                                                    1,002,555
                                                 ------------
 Textiles--0.50%
 +Alpine Group (The)                         696        4,698
 +Chemfab Corp.                              289        3,432
 Cintas Corp.                             10,695      392,373
 +Columbia Sportswear Co.                  1,629       43,779
 +Cone Mills Corp.                           937        5,798
 Culp Inc.                                   581        2,978
 +Cutter & Buck Inc.                       1,204        9,557
 +Dan River Inc. "A"                       1,800        8,550

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index Master Portfolio               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Decorator Industries Inc.                       100 $        463
 +Dixie Group Inc.                               508        1,969
 Fab Industries Inc.                             205        2,178
 First Years Inc. (The)                          384        4,272
 Garan Inc.                                      589       13,326
 +Genesco Inc.                                 1,199       19,259
 +Gerber Childrenswear Inc.                    1,474        7,831
 +Global Sports Inc.                           1,439        9,264
 +Guess ? Inc.                                 2,319       32,466
 Guilford Mills Inc.                           2,139        9,091
 Haggar Corp.                                    316        3,713
 +Hampshire Group Ltd.                           900        6,525
 Justin Industries Inc.                        1,176       25,725
 Kellwood Co.                                  1,367       28,878
 LaCrosse Footwear Inc.                          300        1,500
 +Lakeland Industries Inc.                       200        1,250
 +Leslie Fay Co. Inc.                             45          152
 +Maxwell Shoe Co. Inc. "A"                    1,224       12,087
 +McNaughton Apparel Group Inc.                  300        3,150
 +Mohawk Industries Inc.                       4,665      101,464
 +Nautica Enterprises Inc.                     2,466       26,355
 Oxford Industries Inc.                          814       14,652
 Penn Engineering & Manufacturing Corp.          417       14,699
 +Perry Ellis International Inc.               1,000        8,000
 Pillowtex Corporation                           731        3,107
 +Polo Ralph Lauren Corp.                      2,206       31,436
 Polymer Group Inc.                            2,131       19,712
 +PremiumWear Inc.                               200        2,675
 +Quaker Fabric Corp.                            700        3,544
 +Quiksilver Inc.                              1,669       25,974
 +Rocky Shoes & Boots Inc.                       100          506
 +Saucony Inc. "B"                               300        2,963
 Shaw Industries Inc.                          7,495       93,688
 +Sirena Apparel Group Inc. (The)                300            2
 +Sport-Haley Inc.                               200          825
 +Starter Corp.                                3,200            3
 Superior Uniform Group Inc.                     989        8,592
 +Tag-It Pacific Inc.                            500        2,469
 +Tandy Brands Accessories Inc.                  700        5,513
 +Tarrant Apparel Group                        2,213       19,779
 +Timberland Co.                               1,226       86,816
 +Triarc Companies Inc.                        1,308       26,814
 +Tropical Sportswear International Corp.        349        6,108
 Westpoint Stevens Inc.                        3,330       37,046
 Weyco Group Inc.                                487       12,419
 Wolverine World Wide Inc.                     4,159       41,070
                                                     ------------
                                                        1,250,495
                                                     ------------
 Tobacco--0.11%
 R.J. Reynolds Tobacco Holdings Inc.           7,800      217,913
 Universal Corporation                         1,406       29,702
 Vector Group Ltd.                             1,483       21,874
                                                     ------------
                                                          269,489
                                                     ------------
 Toys/Games/Hobbies--0.02%
 +Department 56 Inc.                           1,908       20,988
 +Topps Co. (The)                              2,611       30,027
                                                     ------------
                                                           51,015
                                                     ------------

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 Transportation--0.92%
 +ABC Rail Products Corp.                      1,831 $     14,648
 Airborne Freight Corp.                        2,660       50,374
 Alexander & Baldwin Inc.                      3,400       75,013
 +Allied Holdings Inc.                           490        2,940
 +AMERCO                                       1,611       32,220
 +American Classic Voyages Co.                 2,034       41,951
 +American Freightways Corp.                   2,215       32,118
 +Arkansas Best Corp.                          1,223       12,154
 Arnold Industries Inc.                        2,724       32,858
 +Avis Rent A Car Inc.                         2,100       39,375
 +Boyd Brothers Transportation Inc.              300        1,238
 +Budget Group Inc.                            1,609        6,637
 +Carey International Inc.                       448        6,216
 +Celadon Group Inc.                             445        5,006
 CH Robinson Worldwide Inc.                    2,243      111,029
 Circle International Group Inc.               1,666       41,858
 CNF Transportation Inc.                       3,238       73,665
 +Consolidated Freightways Corp.               1,266        5,143
 +Covenant Transport Inc. "A"                    663        5,304
 +Dollar Thrifty Automotive Group Inc.         1,679       30,957
 +EGL Inc.                                     1,407       43,265
 Expeditors International Washington Inc.      3,404      161,690
 Florida East Coast Industries Inc.            2,523      100,920
 +Forward Air Corp.                              993       39,720
 +Fritz Companies Inc.                         3,622       37,352
 +Genesee & Wyoming Inc. "A"                     183        3,065
 Greenbrier Companies Inc.                       525        3,806
 +Heartland Express Inc.                       2,142       35,745
 +Hub Group Inc. "A"                             358        5,348
 Hunt (J.B.) Transport Services Inc.           2,492       38,470
 +Hvide Marine Inc. "A"                            5            1
 +International Aircraft Investors             1,400        7,350
 International Shipholding Corp.                 846        7,403
 Kenan Transport Co.                             108        2,187
 +Kirby Corp.                                  2,435       51,744
 +KLLM Transport Services Inc.                   500        3,953
 +Landair Corp.                                1,000        4,875
 +Landstar System Inc.                           464       27,637
 +Lynch Corp.                                     52        1,684
 +Lynch Interactive Corp.                        152       14,288
 +M.S. Carriers Inc.                           1,348       23,759
 Maritrans Inc.                                  540        3,274
 +Marten Transport Ltd.                          300        3,900
 Morgan Group Inc. (The) "A"                     200        1,200
 +Motor Cargo Industries Inc.                    400        1,850
 Oglebay Norton Co.                              475       12,113
 +Old Dominion Freight Line Inc.                 506        4,934
 Overseas Shipholding Group Inc.               1,746       42,995
 +P.A.M. Transportation Services Inc.            673        6,394

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Extended Index Master Portfolio              Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 Polaris Industries Partners LP "A"           1,247 $     39,904
 Providence & Worcester Railroad Co.            500        3,813
 +RailAmerica Inc.                              983        6,267
 Roadway Express Inc.                           965       22,617
 Rollins Truck Leasing Corp.                  5,430       37,671
 Royal Caribbean Cruises Ltd.                11,518      213,083
 +Simon Transportation Services Inc.            500        2,969
 +Swift Transportation Co. Inc.               4,041       56,574
 Thor Industries Inc.                         1,446       30,366
 +Todd Shipyards Corporation                    600        4,725
 +TransFinancial Holdings Inc.                  200          300
 +Transport Corp. of America Inc.               591        3,842
 +U.S. Xpress Enterprises Inc. "A"              682        5,499
 United Parcel Service Inc.                   6,800      401,200
 US Freightways Corp.                         1,375       33,773
 +USA Truck Inc.                                547        3,214
 Werner Enterprises Inc.                      2,322       26,848
 +Willis Lease Finance Corp.                    368        2,300
 +Wisconsin Central Transportation Corp.      4,587       59,631
 +Yellow Corporation                          2,448       36,108
                                                    ------------
                                                       2,302,330
                                                    ------------
Trucking & Leasing--0.05%
 GATX Corporation                             2,804       95,336
 +Xtra Corp.                                    687       27,094
                                                    ------------
                                                         122,430
                                                    ------------
Water--0.16%
 American Water Works Inc.                    6,509      162,725
 +Azurix Corp.                                6,400       50,000
 California Water Service Group               1,464       35,502
 Connecticut Water Service Inc.                 467       12,492
 E-Town Corp.                                    76        5,049
 +Kaiser Ventures Inc.                          478        6,632
 Middlesex Water Co.                            461       13,196
 Philadelphia Suburban Corp.                  2,212       45,346
 Southwest Water Co.                            282        3,666
 United Water Resources Inc.                  2,177       75,923
                                                    ------------
                                                         410,531
                                                    ------------
TOTAL COMMON STOCKS
 (Cost: $205,525,982)                                240,301,565
                                                    ------------

-------------------------------------------------------------------------------

                                                         Principal        Value

-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--0.41%
 *++U.S. Treasury Bills 5.61%, 09/21/00                 $1,040,000 $  1,026,896
                                                                   ------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $1,026,675)                                                   1,026,896
                                                                   ------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.15%
 Investors Bank and Trust Tri Party Repurchase
 Agreement, dated 6/30/00, due 7/03/00, with a maturity
 value of $7,878,475 and an effective yield of 6.30%.    7,874,341    7,874,341
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $7,874,341)                                                   7,874,341
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.86%
 (Cost $214,426,998)                                                249,202,802
Other Assets, Less Liabilities--0.14%                                   341,964
                                                                   ------------
NET ASSETS--100.00%                                                $249,544,766
                                                                   ============
-------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 + Non-income earning securities.

 * Yield to Maturity.

++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of Mid Cap 400 Index and Russell 2000 Index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

-------------------------------------------------------------
International Index Master Portfolio       Shares       Value

-------------------------------------------------------------
COMMON STOCKS--94.61%
-------------------------------------------------------------
Australia--2.44%
 AMP Ltd.                                  11,687 $   118,770
 +Boral Ltd.                               71,979      90,362
 Brambles Industries Ltd.                   1,699      52,140
 Broken Hill Proprietary Co. Ltd.          12,867     151,916
 Coca-Cola Amatil Ltd.                     20,876      40,560
 Cochlear Ltd.                              1,233      21,197
 Coles Myer Ltd.                           12,062      46,249
 Commonwealth Bank of Australia             9,859     163,197
 Computershare Ltd.                         5,287      27,149
 Gandel Retail Trust                       30,252      19,531
 Lend Lease Corp. Ltd.                      3,501      44,595
 National Australia Bank Ltd.               9,288     154,900
 News Corp. Ltd.                           14,697     202,075
 Orica Ltd.                                12,833      58,135
 Rio Tinto Ltd.                             3,595      59,356
 Santos Ltd.                               18,862      57,393
 Smith (Howard) Ltd.                       12,782      62,351
 Southcorp Ltd.                            13,279      38,262
 TABCORP Holdings Ltd.                      7,813      44,838
 Telstra Corp Ltd.                         55,984     226,909
 Wesfarmers Ltd.                            5,793      46,058
 Westpac Banking Corp. Ltd.                11,045      79,563
 WMC Ltd.                                  12,094      54,029
 Woolworths Ltd.                           13,395      49,366
                                                  -----------
                                                    1,908,901
                                                  -----------
Austria--0.15%
 Bank Austria AG                            1,142      55,629
 OMV AG                                       677      58,820
                                                  -----------
                                                      114,449
                                                  -----------
Belgium--0.70%
 Colruyt NV                                   784      33,220
 Delhaize "Le Lion" SA                        770      46,058
 +Dolmen Computer Applications NV              64       1,253
 Electrabel SA                                292      72,178
 Fortis "B"                                 4,572     133,049
 Groupe Bruxelles Lambert SA                  226      56,425
 KBC Bancassurance
 Holding NV                                 2,194      96,567
 PetroFina SA                                   1         549
 Solvay SA                                    803      54,050
 UCB SA                                     1,499      55,072
                                                  -----------
                                                      548,421
                                                  -----------
Denmark--0.79%
 A/S Dampskibsselskabet Svendborg " B"          6      88,680
 D/S 1912 "B"                                   8      84,969
 Den Danske Bank Group                        500      60,144
 +Nordic Baltic Holding AB                  8,626      62,918
 Novo-Nordisk A/S "B"                         538      91,565
 Tele Danmark A/S                           1,600     107,696
 Vestas Wind Systems A/S 144A               3,290     120,829
                                                  -----------
                                                      616,801
                                                  -----------
Finland--2.94%
 Nokia OYJ                                 37,124   1,894,497
 Pohjola Group Insurance Corp. "B"            623      22,020

-------------------------------------------------------------------------------

                                                             Shares       Value

-------------------------------------------------------------------------------
 Sonera Group OYJ                                             6,460 $   294,508
 Tietoenator OYJ                                                771      25,727
 UPM-Kymmene OYJ                                              2,700      67,024
                                                                    -----------
                                                                      2,303,776
                                                                    -----------
France--10.67%
 Accor SA                                                     1,871      76,688
 Air Liquide                                                    708      92,389
 Alcatel SA                                                   9,016     591,374
 Aventis SA                                                   5,809     424,005
 AXA UAP                                                      2,875     452,911
 Banque National de Paris                                     3,426     329,715
 +Bouygues SA                                                   244     163,072
 Canal Plus                                                     925     155,434
 Cap Gemini SA                                                  951     167,521
 Carrefour Supermarche SA                                     5,246     358,619
 Compagnie de Saint Gobain                                      694      93,824
 Compagnie Generale des Etablissements Michelin "B"           1,523      48,872
 Dassault Systemes SA                                           892      83,205
 Etablissements Economiques du Casino Guichard-Perrachon
 SA                                                             746      69,088
 France Telecom SA                                            7,852   1,097,521
 Groupe Danone                                                1,062     140,939
 Lafarge SA                                                     892      69,324
 Lagardere S.C.A.                                               991      75,693
 +L'OREAL                                                       490     424,321
 +LVMH (Louis Vuitton Moet Hennessy)                            716     295,249
 Pechiney SA "A"                                              1,184      49,400
 Pernod Ricard                                                1,657      90,176
 Pinault-Printemps-Redoute SA                                   845     187,735
 PSA Peugeot Citroen                                            375      75,258
 Publicis SA                                                     81      31,785
 Sagem SA                                                        81      94,967
 Sanofi-Synthelabo SA                                         5,337     254,266
 Schneider SA                                                 1,307      91,094
 Societe Generale "A"                                         3,076     185,020
 Sodexho Alliance SA                                            319      57,868
 STMicroelectronics NV                                        6,475     408,014
 Suez Lyonnaise des Eaux SA                                   1,338     234,417
 Thomson CSF                                                  1,339      52,747
 Total SA--Series B                                           5,694     873,081
 Usinor SA                                                    2,549      31,102
 Valeo SA                                                       873      46,676
 Vivendi                                                      4,375     386,168
                                                                    -----------
                                                                      8,359,538
                                                                    -----------
Germany--7.99%
 Allianz AG                                                   1,799     646,334
 BASF AG                                                      4,650     188,684
 Bayer AG                                                     5,300     202,914
 Beiersdorf AG                                                  894      74,259
 Continental AG                                               2,228      37,439
 DaimlerChrysler AG                                           7,896     411,841
 Deutsche Bank AG--Registered Shares                          4,688     385,821
 Deutsche Lufthansa AG                                        3,128      73,019
 Deutsche Telekom AG                                         23,399   1,335,949
 Dresdner Bank AG                                             3,850     158,427
 EM TV & Merchandising AG                                     1,078      63,658
 Fresenius Medical Care AG                                      787      62,756
 Heidelberger Zement AG                                         710      43,384
 HypoVereinsbank                                              3,050     199,472
 Karstadt AG                                                  1,318      34,353

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
International Index Master Portfolio               Shares       Value

---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 Linde AG                                           1,562 $    62,785
 MAN AG                                             1,448      43,769
 Merck KGaA                                         1,873      57,224
 Metro AG                                           2,681      94,683
 Muenchener Rueckversicherungs-Gesellschaft AG      1,273     398,652
 Preussag AG                                        1,815      58,571
 RWE AG                                             3,898     132,304
 SAP AG                                             1,473     217,141
 Schering AG                                        1,767      96,246
 Siemens AG                                         4,516     681,244
 Thyssen Krupp AG                                   4,605      74,963
 Veba AG                                            5,626     271,258
 Volkswagen AG                                      3,021     114,478
 WCM Beteiligungs & Grundbesi AG                    1,587      37,259
                                                          -----------
                                                            6,258,887
                                                          -----------
Hong Kong--1.96%
 Cathay Pacific Airways Ltd.                       31,000      57,462
 CLP Holdings Ltd.                                 16,500      76,832
 Esprit Holdings Ltd.                              16,000      16,624
 Hang Seng Bank Ltd.                               15,100     143,337
 Henderson Land Development Co. Ltd.               15,000      65,998
 Hong Kong & China Gas Co. Ltd.                    49,060      55,065
 Hong Kong Telecommunications Ltd.                 90,400     198,880
 Hutchison Whampoa Ltd.                            29,700     373,365
 Johnson Electric Holdings Ltd.                     8,000      75,684
 Li & Fung Ltd.                                    12,000      60,034
 +Pacific Century Cyberworks Ltd.                  40,000      79,020
 Sun Hung Kai Properties Ltd.                      21,000     150,853
 Swire Pacific Ltd. "A"                            18,500     108,216
 Television Broadcasts Ltd.                         4,000      26,682
 Wharf Holdings Ltd.                               27,000      48,316
                                                          -----------
                                                            1,536,368
                                                          -----------
Ireland--0.37%
 Allied Irish Banks PLC                             8,668      77,627
 CRH PLC                                            3,725      67,395
 Eircom PLC                                        17,419      46,566
 Irish Life & Permanent PLC                         5,332      45,255
 Kerry Group PLC                                    3,985      51,098
                                                          -----------
                                                              287,941
                                                          -----------
Italy--4.14%
 Assicurazioni Generali SpA                         8,594     294,565
 Banca di Roma SpA                                 64,474      79,161
 Banca Intesa SpA                                  39,543     177,066
 Benetton Group SpA                                23,233      48,578
 Beni Stabili SpA                                   6,022       3,231
 Enel SpA                                          52,366     231,987
 ENI SpA                                           64,554     372,883
 Fiat SpA                                           3,781      98,118
 Mediaset SpA                                       8,790     134,277
 Mediobanca Banca SpA                               9,411      97,040
 +Olivetti SpA                                     39,777     144,693
 Pirelli SpA                                       24,078      63,332
 Riunione Adriatica di Sicurta SpA                  7,600      83,446

--------------------------------------------------------

                                      Shares       Value

--------------------------------------------------------
 San Paolo--IMI SpA                   10,593 $   188,014
 Telecom Italia Mobile SpA            51,099     522,022
 Telecom Italia Mobile SpA Rnc        14,238      71,640
 Telecom Italia SpA                   28,635     393,688
 Telecom Italia SpA Rnc                7,464      49,527
 Unicredito Italiano SpA              39,134     187,190
                                             -----------
                                               3,240,458
                                             -----------
Japan--25.43%
 Acom Co. Ltd.                         1,200     100,815
 Advantest Corp.                         800     178,196
 Ajinomoto Co. Inc.                    6,000      76,854
 Asahi Bank Ltd.                      23,000      96,614
 Asahi Breweries Ltd.                  6,000      71,712
 Asahi Chemical Industry Co. Ltd.     13,000      91,829
 Asahi Glass Co. Ltd.                 11,000     122,769
 Bank of Tokyo-Mitsubishi Ltd.        37,000     446,405
 Bank of Yokohama Ltd.                11,000      49,211
 Benesse Corporation                     800      55,380
 Bridgestone Corp.                     7,000     148,010
 Canon Inc.                            7,000     348,104
 Casio Computer Co. Ltd.               5,000      56,039
 Central Japan Railway Co.                15      84,766
 Chugai Pharmaceutical Co. Ltd.        3,000      56,652
 Dai Nippon Printing Co. Ltd.          6,000     105,618
 Daiichi Pharmaceutical Co. Ltd.       4,000     101,342
 Daikin Industries Ltd.                3,000      69,649
 Daiwa Bank Ltd.                      17,000      44,032
 Daiwa House Industry Co. Ltd.         7,000      51,029
 Daiwa Securities Co. Ltd.            11,000     145,044
 Denso Corp.                           7,000     170,096
 East Japan Railway Co.                   28     162,449
 Ebara Corporation                     5,000      67,671
 Eisai Co. Ltd.                        3,000      96,068
 Fanuc Ltd.                            1,900     193,087
 Fuji Bank Ltd.                       26,000     197,371
 Fuji Photo Film Co.                   4,000     163,504
 Fujitsu Ltd.                         15,000     518,484
 Furukawa Electric Co. Ltd.            6,000     125,171
 Hirose Electric Co. Ltd.                500      77,749
 Hitachi Ltd.                         26,000     374,665
 Honda Motor Co. Ltd.                  8,000     272,004
 Hoya Corp.                            1,000      89,475
 Industrial Bank of Japan Ltd.        21,000     159,020
 +Itochu Corp.                        12,000      60,467
 Ito-Yokado Co. Ltd.                   3,000     180,269
 Japan Airlines Co. Ltd.              19,000      72,116
 Japan Tobacco Inc.                       15     131,528
 Joyo Bank Ltd.                       12,000      46,112
 Jusco Co. Ltd.                        3,000      56,793
 Kaneka Corp.                          4,000      44,040
 Kansai Electric Power Co. Inc.        5,600     100,106
 Kao Corp.                             4,000     122,063
 Kawasaki Steel Corp.                 33,000      47,243
 Keihin Electric Express Railway      14,000      52,611
 Kinden Corp.                         12,000      75,272
 Kinki Nippon Railway Co. Ltd.        19,000      76,948
 Kirin Brewery Co. Ltd.                8,000      99,835
 Komatsu Ltd.                         12,000      84,313

June 30, 2000 (Unaudited)

---------------------------------------------------------------
International Index Master Portfolio         Shares       Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Konami Company Ltd.                          1,100 $    69,414
 Kubota Corp.                                17,000      61,644
 Kuraray Co. Ltd.                             8,000      91,622
 Kyocera Corp.                                1,400     237,212
 Kyowa Hakko Kogyo Co. Ltd.                   4,000      39,068
 +Marubeni Corp.                             13,000      44,690
 Marui Co. Ltd.                               4,000      76,478
 Matsushita Electric Industrial Co. Ltd.     15,000     388,509
 Minebea Co. Ltd.                             5,000      62,633
 Mitsubishi Chemical Corp.                   19,000      77,843
 Mitsubishi Corp.                            12,000     108,388
 Mitsubishi Electric Corp.                   17,000     183,809
 Mitsubishi Estate Co. Ltd.                  11,000     129,296
 Mitsubishi Heavy Industries Ltd.            30,000     132,801
 Mitsubishi Rayon Co.                        18,000      54,994
 Mitsubishi Trust & Banking Corp.            11,000      85,265
 Mitsui & Co. Ltd.                           12,000      91,547
 Mitsui Fudosan Co. Ltd.                      8,000      86,650
 Mitsui Marine & Fire Insurance Co. Ltd.     11,000      52,837
 Murata Manufacturing Co. Ltd.                2,000     286,696
 NEC Corp.                                   13,000     407,723
 NGK Insulators Ltd.                          6,000      74,255
 Nidec Corp.                                    600      51,990
 Nikon Corp.                                  3,000     111,043
 Nintendo Co. Ltd.                            1,100     191,872
 Nippon COMSYS Corp.                          2,000      42,477
 Nippon Express Co. Ltd.                     10,000      61,314
 Nippon Mitsubishi Oil Corp.                 17,000      77,814
 Nippon Paper Industries Co.                 10,000      68,189
 Nippon Sheet Glass Co. Ltd.                  4,000      55,531
 Nippon Steel Corp.                          54,000     113,416
 Nippon Telegraph & Telephone Corp.              97   1,288,156
 Nippon Yusen Kabushiki Kaisha               15,000      72,051
 +Nissan Motor Co. Ltd.                      32,000     188,368
 Nitto Denko Corp.                            2,000      77,043
 Nomura Securities Co. Ltd.                  15,000     366,612
 NSK Ltd.                                     6,000      52,555
 Oji Paper Co. Ltd.                          11,000      75,629
 Olympus Optical Co. Ltd.                     4,000      71,618
 Omron Corp.                                  3,000      81,375
 Oriental Land Co. Ltd.                       1,000     102,001
 Orix Corp.                                     720     106,127
 Osaka Gas Co.                               22,000      63,197
 Pioneer Electronic Corp.                     2,000      77,796
 Promise Co. Ltd.                             1,000      78,926
 Rohm Co. Ltd.                                  900     262,774
 Sakura Bank Ltd.                            31,000     214,015
 Sankyo Co. Ltd.                              4,000      90,228
 Sanyo Electric Co. Ltd.                     17,000     152,748
 Secom Co. Ltd.                               2,000     145,985
 Sekisui House Ltd.                           8,000      73,916
 Sharp Corp.                                  8,000     141,276
 Shin-Etsu Chemical Co. Ltd.                  3,000     152,013
 Shionogi & Co. Ltd.                          3,000      56,934
 Shiseido Co.                                 5,000      77,231
 Shizuoka Bank Ltd.                           7,000      59,336
 Skylark Co.                                  1,000      39,463

-----------------------------------------------------------------

                                               Shares       Value

-----------------------------------------------------------------
 SMC Corp.                                        600 $   112,738
 Softbank Corp.                                 2,500     339,063
 Sony Corp.                                     6,800     634,048
 Sumitomo Bank Ltd. (The)                      25,000     306,098
 Sumitomo Chemical Co. Ltd.                    16,000      96,142
 Sumitomo Corp.                                 9,000     101,126
 Sumitomo Electric Industries                   7,000     119,859
 Sumitomo Marine & Fire Insurance Co. Ltd.     10,000      58,112
 Taisho Pharmaceutical Co. Ltd.                 3,000     107,370
 Taiyo Yuden Co. Ltd.                           1,000      62,538
 Takara Shuzo Co.                               2,000      49,823
 Takeda Chemical Industries                     7,000     458,865
 Takefuji Corp.                                 1,200     144,780
 Teijin Ltd.                                   12,000      58,432
 Terumo Corp.                                   2,000      67,624
 Tobu Railway Co. Ltd.                         17,000      48,515
 Toho Co. Ltd.                                    200      34,019
 Tohoku Electric Power Co. Inc.                 2,800      37,711
 Tokai Bank Ltd.                               19,000      93,590
 Tokio Marine & Fire Insurance Co. Ltd.        11,000     126,809
 Tokyo Electric Power Co. Inc.                  8,800     214,250
 Tokyo Electronics Ltd.                         1,000     136,755
 Tokyo Gas Co.                                 25,000      70,168
 Tokyu Corp.                                   14,000      69,093
 Toppan Printing Co. Ltd.                       6,000      63,405
 Toray Industries Inc.                         17,000      68,848
 Toshiba Corp.                                 24,000     270,571
 Toyo Seikan Kaisha Ltd.                        3,000      55,946
 Toyota Motor Corp.                            29,000   1,319,236
 Trans Cosmos Inc.                                200      29,988
 Uni-Charm Corp.                                  800      48,373
 Wacoal Corp.                                   5,000      50,860
 Yamanouchi Pharmaceutical Co. Ltd.             3,000     163,598
 Yamato Transport Co. Ltd.                      4,000      99,270
                                                      -----------
                                                       19,918,616
                                                      -----------
Netherlands--5.14%
 ABN AMRO Holding NV                           11,138     272,870
 Aegon NV                                      10,148     361,103
 Akzo Nobel NV                                  2,364     100,438
 +ASM Lithography Holding NV                    3,138     134,881
 Elsevier NV                                    5,957      72,174
 Getronics NV                                   2,670      41,170
 Heineken NV                                    2,337     142,243
 ING Groep NV                                   7,314     494,402
 Koninklijike Philips Electronics NV           10,409     490,939
 Koninklijke Ahold NV                           6,081     178,995
 Royal Dutch Petroleum Co.                     16,415   1,020,266
 Royal KPN NV                                   6,976     312,038
 TNT Post Group NV                              3,591      96,856
 Unilever NV                                    4,134     189,651
 VOPAK                                          2,403      52,768
 Wolters Kluwer NV                              2,391      63,691
                                                      -----------
                                                        4,024,485
                                                      -----------
New Zealand--0.10%
 Lion Nathan Ltd.                              35,635      79,438
                                                      -----------
Norway--0.31%
 Bergesen DY "A"                                2,734      56,072
 Norsk Hydro ASA                                2,715     113,896
 Orkla As A-Aksjer                              3,612      68,607
                                                      -----------
                                                          238,575
                                                      -----------

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------
International Index Master Portfolio                    Shares       Value

--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Portugal--0.45%
 Banco Comercial Portugues SA "R"                        9,868 $    51,347
 Banco Espirito Santo e Comercial de Lisboa SA           1,726      42,351
 Brisa-Auto Estradas de Portugal SA                      4,522      38,943
 EDP--Electricidade de Portugal SA                       4,559      82,789
 Portugal Telecom                                        9,108     102,264
 Sonae SGPS SA                                          17,080      36,080
                                                               -----------
                                                                   353,774
                                                               -----------
Singapore--0.84%
 +Chartered Semiconductor Manufacturing                  8,000      69,928
 City Developments Ltd.                                 12,000      46,541
 DBS Group Holdings Ltd.                                10,652     136,888
 DBS Land Ltd.                                          33,000      42,791
 Oversea-Chinese Banking Corp Ltd.--Ordinary Shares     11,350      78,186
 Singapore Airlines Ltd.                                 9,000      89,088
 Singapore Press Holdings Ltd.                           4,000      62,518
 Singapore Telecommunications Ltd.                      46,000      67,367
 United Overseas Bank Ltd.                              10,392      67,976
                                                               -----------
                                                                   661,283
                                                               -----------
Spain--2.72%
 +Autopistas Concesion                                   5,772       2,480
 Autopistas Concesionaria Espanola SA                    5,772      50,204
 Banco Bilbao Vizcaya SA                                23,653     353,421
 Banco Santander Central Hispano SA                     30,724     324,138
 +Corporacion Financiere Alba                            1,406      37,050
 Endesa SA                                               7,371     142,791
 Fomento de Construcciones y Contratas SA                2,289      43,272
 Gas Natural SDG SA                                      3,900      70,003
 Grupo Dragados SA                                      10,404      74,598
 Iberdrola SA                                            7,322      94,375
 Repsol SA                                               9,518     189,471
 Sociedad General de Aguas de Barcelona SA               2,780      37,159
 Tabacalera SA "A"                                       4,570      70,204
 +Telefonica SA                                         24,769     532,088
 Union Electrica Fenosa SA                               2,719      49,194
 Zardoya Otis SA                                         6,733      59,655
                                                               -----------
                                                                 2,130,103
                                                               -----------
Sweden--3.44%
 Atlas Copco AB "B"                                      2,219      42,770
 Drott AB                                                4,750      51,162
 Electrolux AB "B"                                       3,394      52,526
 ForeningsSparbanken AB                                  4,950      72,398
 Hennes & Mauritz AB                                     6,051     126,234
 +NetCom AB "B"                                            900      66,429
 Nordic Baltic Holding AB                               21,357     161,025
 Sandvik AB                                              2,295      48,138
 Securitas AB "B"                                        2,965      62,863
 Skandia Forsakrings AB                                 11,320     299,043
 Skandinaviska Enskilda Banken "A"                       6,300      74,643

----------------------------------------------------------------------

                                                    Shares       Value

----------------------------------------------------------------------
 Skanska AB "B"                                      1,588 $    56,264
 Svenska Cellulosa AB "B"                            2,325      44,154
 Svenska Handelsbanken AB "B"                        5,900      85,624
 Swedish Match AB                                   13,328      41,102
 Telefonakfiebolaget Ericsson AB                    60,008   1,187,234
 +Telia AB                                          10,600      99,750
 Volvo AB "B"                                        3,602      78,207
 WM-Data AB                                          7,355      40,444
                                                           -----------
                                                             2,690,010
                                                           -----------
Switzerland--5.44%
 ABB Ltd.                                            2,243     268,456
 Adecco SA                                             140     118,944
 +Alusuisse Lonza Group AG                             102      66,464
 Credit Suisse Group                                 2,138     425,280
 +Gebruder Sulzer AG                                    65      43,231
 +Givaudan--Foreign Registered                          63      19,174
 Holderbank Financiere Glarus AG                       134      43,781
 Holderbank Financiere Glarus AG "B"                    51      62,525
 Nestle SA                                             289     578,407
 Novartis AG--Registered                               544     861,677
 Roche Holding AG                                       51     496,448
 Roche Holding AG-Genusschein                           12     126,926
 Schindler Holding AG                                   28      42,909
 Schweizerische Rueckversicherungs-Gesellschaft        100     203,819
 Swatch Grap AG                                         57      72,466
 Swisscom AG                                           558     193,257
 Union Bank of Switzerbank                           3,244     475,260
 Zurich Allied AG                                      330     163,043
                                                           -----------
                                                             4,262,067
                                                           -----------
United Kingdom--18.59%
 Abbey National PLC                                 10,532     126,257
 Allied Zurich PLC                                  11,530     136,733
 AMVESCAP PLC                                        5,511      88,644
 Anglian Water PLC                                   6,542      60,555
 +Arm Holdings PLC                                   7,615      81,813
 BAA PLC                                             9,421      75,768
 Barclays PLC                                       11,485     286,341
 Bass PLC                                            8,258      93,106
 BG Group PLC                                       25,767     166,957
 Blue Circle Industries PLC                          7,627      49,361
 BOC Group PLC                                       3,826      55,155
 Boots Co. PLC                                       8,188      62,497
 BP Amoco PLC                                      173,728   1,671,368
 British Aerospace PLC                              22,004     137,567
 British Airways PLC                                10,196      58,793
 British American Tobacco PLC                       21,132     141,415
 +British Sky Broadcasting Group PLC                13,940     273,301
 British Telecommunications PLC                     49,095     636,222
 Burmah Castrol PLC                                  2,563      64,794
 Cadbury Schweppes PLC                              15,528     102,263
 +Canary Wharf Finance PLC                           8,119      45,647
 Capita Group PLC                                    1,859      45,615
 Carlton Communications PLC                          5,870      75,713
 Centrica PLC                                       29,385      98,322

June 30, 2000 (Unaudited)

----------------------------------------------------------------------
International Index Master Portfolio                Shares       Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 CGU PLC                                            16,552 $   276,286
 Compass Group PLC                                   5,363      70,842
 Corus Group PLC                                    30,263      44,314
 Diageo PLC                                         24,066     216,558
 Dixons Group PLC                                   15,509      63,306
 Electrocomponents PLC                               4,340      44,454
 EMI Group PLC                                       6,945      63,232
 GKN PLC "B"                                         5,919      75,716
 Glaxo Wellcome PLC                                 26,976     788,813
 Granada Group PLC                                  14,330     143,518
 Great Universal Stores PLC                          9,242      59,603
 Halifax PLC                                        16,658     160,260
 Hanson PLC                                          7,221      51,172
 Hays PLC                                           12,846      71,832
 HSBC Holdings PLC                                  63,929     732,901
 Imperial Chemical Industries PLC                    7,273      57,886
 Invensys PLC                                       27,902     105,004
 J Sainsbury PLC                                    16,140      73,476
 Kingfisher PLC                                     11,570     105,605
 Ladbroke Group PLC                                 15,154      53,350
 Land Securities PLC                                 4,627      55,468
 Legal & General Group PLC                          36,494      85,560
 Lloyds TSB Group PLC                               41,720     395,043
 Logica PLC                                          3,049      72,362
 Marconi PLC                                        19,382     252,937
 Marks & Spencer PLC                                23,054      81,249
 Misys PLC                                           4,645      39,331
 National Grid Group PLC                            10,190      80,561
 National Power PLC                                  9,209      58,832
 Nycomed Amersham PLC "A"                            5,977      59,498
 Pearson PLC                                         4,418     140,786
 Peninsular & Oriental Steam Navigation Co. PLC      7,949      68,272
 Prudential Corp. PLC                               13,373     196,435
 Psion PLC                                           3,830      37,138
 Railtrack Group PLC                                 4,674      72,805
 Reed International PLC                              9,589      83,667
 Rentokil Initial PLC                               24,807      56,466
 Reuters Group PLC                                  10,427     178,319
 Rio Tinto PLC                                       9,297     152,364
 Royal Bank of Scotland Group PLC                   19,389     325,406
 Sage Group PLC                                      9,623      78,123
 Schroders PLC                                       2,562      46,186
 Scottish Power PLC                                 12,685     107,793
 Sema Group PLC                                      3,602      51,379
 Smith & Nephew Associated                          14,249      52,758
 SmithKline Beecham PLC                             42,128     552,968
 Smiths Industries PLC                               4,444      57,995
 Tesco PLC                                          48,782     152,122
 Thames Water PLC                                    4,017      52,117
 3i Group PLC                                        3,979      82,056
 Unigate PLC                                        13,995      61,586
 Unilever PLC                                       21,405     129,924
 United Utilities PLC                                5,079      50,405
 Vodafone Group PLC ADR                            465,708   1,886,863
 Williams PLC                                        9,227      53,906
 Wolseley PLC                                        7,972      42,944

-------------------------------------------

                         Shares       Value

-------------------------------------------
 WPP Group PLC            5,720 $    83,760
 Zeneca Group PLC        13,449     629,593
                                -----------
                                 14,557,312
                                -----------
TOTAL COMMON STOCKS
 (Cost: $66,238,347)             74,091,203
                                -----------
-------------------------------------------
PREFERRED STOCKS--0.46%
-------------------------------------------
Australia--0.23%
 News Corp. Ltd.         15,039     181,289
                                -----------
Germany--0.23%
 SAP AG--Vorzug             954     176,429
                                -----------
TOTAL PREFERRED STOCKS
 (Cost: $273,296)                   357,718
                                -----------
-------------------------------------------
SHORT TERM INSTRUMENTS--4.61%
-------------------------------------------
United States--4.61%
 U.S. Treasury Bills
 *++5.61%, 08/03/00  $2,227,000   2,215,428
 *++5.67%, 07/13/00   1,401,000   1,398,176
                                -----------
                                  3,613,604
                                -----------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $3,614,271)               3,613,604
                                -----------
TOTAL INVESTMENTS IN SECURITIES--99.68%
 (Cost $70,125,914)              78,062,525
Other Assets, Less
Liabilities--0.32%                  254,045
                                -----------
NET ASSETS--100.00%             $78,316,570
                                ===========
-------------------------------------------

Notes to the Schedule of Investments:

 + Non-income earning securities.
++ These U.S. Treasury Bills are held in a segregated account in connection with the Master Portfolio holdings of FTSE 100 Index, Nikkei 300 Index and Euro 50 Index future contracts. See Note 1.
* Yield to maturity.

   The accompanying notes are an integral part of these financial statements.

June 30, 2000 (Unaudited)

----------------------------------------------------------------
S&P 500 Index Master Portfolio             Shares          Value

----------------------------------------------------------------
COMMON STOCKS--96.53%
----------------------------------------------------------------
Advertising--0.25%
 Interpublic Group of Companies Inc.       88,983 $    3,826,269
 Omnicom Group Inc.                        52,409      4,667,677
 Young & Rubicam Inc.                      21,250      1,215,234
                                                  --------------
                                                       9,709,180
                                                  --------------
Aerospace/Defense--0.99%
 Boeing Co.                               267,657     11,191,408
 General Dynamics Corp.                    59,166      3,091,423
 Goodrich (B.F.) Co.                       31,653      1,078,180
 Honeywell International Inc.             235,506      7,933,608
 Lockheed Martin Corp.                    118,063      2,929,438
 Northrop Grumman Corp.                    20,579      1,363,359
 Raytheon Co. "B"                         100,313      1,931,025
 United Technologies Corp.                138,858      8,175,265
                                                  --------------
                                                      37,693,706
                                                  --------------
Airlines--0.17%
 +AMR Corp.                                44,117      1,166,343
 Delta Air Lines Inc.                      36,167      1,828,694
 Southwest Airlines Co.                   146,387      2,772,204
 +US Airways Group Inc.                    19,665        766,935
                                                  --------------
                                                       6,534,176
                                                  --------------
Apparel--0.13%
 Liz Claiborne Inc.                        16,121        568,265
 Nike Inc. "B"                             80,682      3,212,152
 +Reebok International Ltd.                16,696        266,093
 Russell Corp.                              9,607        192,140
 VF Corp.                                  33,740        803,434
                                                  --------------
                                                       5,042,084
                                                  --------------
Auto Manufacturers--0.68%
 Ford Motor Co.                           355,660     15,293,380
 General Motors Corp. "A"                 157,839      9,164,527
 +Navistar International Corp.             18,266        567,388
 PACCAR Inc.                               22,623        897,850
                                                  --------------
                                                      25,923,145
                                                  --------------
Auto Parts & Equipment--0.18%
 Cooper Tire & Rubber Co.                  21,817        242,714
 Dana Corp.                                44,980        953,014
 Delphi Automotive Systems Corp.          166,161      2,419,720
 Goodyear Tire & Rubber Co.                46,125        922,500
 TRW Inc.                                  36,427      1,580,021
 +Visteon Corp.                            46,568        564,634
                                                  --------------
                                                       6,682,603
                                                  --------------
Banks--4.37%
 Amsouth Bancorp                          115,902      1,825,457
 Bank of America Corp.                    488,955     21,025,065
 Bank of New York Co. Inc.                217,656     10,121,004
 Bank One Corp.                           338,401      8,988,777
 BB&T Corp.                               102,884      2,456,356

----------------------------------------------------------

                                     Shares          Value

----------------------------------------------------------
 Charter One Financial Inc.          61,800 $    1,421,400
 Chase Manhattan Corp.              364,952     16,810,602
 Comerica Inc.                       46,138      2,070,443
 Fifth Third Bancorp                 91,408      5,781,556
 First Union Corp.                  289,342      7,179,298
 Firstar Corp.                      286,181      6,027,687
 FleetBoston Financial Corp.        265,918      9,041,212
 Golden West Financial Corp.         46,604      1,902,026
 Huntington Bancshares Inc.          65,477      1,035,355
 KeyCorp                            128,259      2,260,565
 Mellon Financial Corp.             144,933      5,280,996
 Morgan (J.P.) & Co. Inc.            47,939      5,279,282
 National City Corp.                178,864      3,051,867
 Northern Trust Corp.                65,596      4,267,840
 Old Kent Financial Corp.            40,530      1,084,177
 PNC Bank Corp.                      85,645      4,014,609
 Regions Financial Corp.             65,133      1,294,518
 SouthTrust Corp.                    49,639      1,123,082
 State Street Corp.                  47,492      5,037,120
 Summit Bancorp                      51,906      1,278,185
 SunTrust Banks Inc.                 89,242      4,077,244
 Synovus Financial Corp.             83,331      1,468,709
 U.S. Bancorp                       221,809      4,269,823
 Union Planters Corp.                39,895      1,114,567
 Wachovia Corp.                      59,690      3,238,182
 Washington Mutual Inc.             161,622      4,666,835
 Wells Fargo & Company              475,374     18,420,742
                                            --------------
                                               166,914,581
                                            --------------
Beverages--1.95%
 Anheuser-Busch Companies Inc.      133,274      9,953,902
 Brown-Forman Corp. "B"              20,210      1,086,287
 Coca-Cola Co.                      730,291     41,946,089
 Coca-Cola Enterprises              124,098      2,024,349
 Coors (Adolph) Company "B"          10,832        655,336
 PepsiCo Inc.                       425,204     18,895,003
                                            --------------
                                                74,560,966
                                            --------------
Biotechnology--0.63%
 +Amgen Inc.                        302,912     21,279,568
 +Biogen Inc.                        43,850      2,828,325
                                            --------------
                                                24,107,893
                                            --------------
Building Materials--0.11%
 Armstrong Holdings Inc.             11,893        182,112
 Masco Corp.                        132,383      2,391,168
 Owens Corning                       16,386        151,570
 Vulcan Materials Co.                29,770      1,270,807
                                            --------------
                                                 3,995,657
                                            --------------
Chemicals--0.86%
 Air Products & Chemicals Inc.       67,659      2,084,743
 Ashland Inc.                        20,837        730,597
 Dow Chemical Co.                   199,424      6,020,112
 Du Pont (E.I.) de Nemours          309,057     13,521,244

June 30, 2000 (Unaudited)

------------------------------------------------------------------
S&P 500 Index Master Portfolio               Shares          Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 Eastman Chemical Co.                        22,582 $    1,078,290
 Engelhard Corp.                             37,703        643,307
 +Grace (W.R.) & Company                     19,928        241,627
 Great Lakes Chemical Corp.                  16,041        505,291
 Hercules Inc.                               31,616        444,600
 Praxair Inc.                                46,501      1,740,881
 Rohm & Haas Co. "A"                         64,196      2,214,762
 Sherwin-Williams Co.                        48,277      1,022,869
 Sigma-Aldrich Corp.                         25,191        736,837
 Union Carbide Corp.                         39,767      1,968,466
                                                    --------------
                                                        32,953,626
                                                    --------------
Commercial Services--0.48%
 Block (H & R) Inc.                          28,977        938,130
 +Cendant Corp.                             212,779      2,978,906
 +Convergys Corp.                            45,200      2,344,750
 Deluxe Corp.                                21,374        503,625
 Donnelley (R.R.) & Sons Co.                 35,965        811,460
 Dun & Bradstreet Corp.                      47,696      1,365,298
 Ecolab Inc.                                 38,220      1,492,969
 Equifax Inc.                                41,646      1,093,207
 McKesson HBOC Inc.                          83,116      1,740,241
 Paychex Inc.                               109,551      4,601,142
 +Quintiles Transnational Corp.              34,000        480,250
                                                    --------------
                                                        18,349,978
                                                    --------------
Computers--11.17%
 +Adaptec Inc.                               30,700        698,425
 +Apple Computer Inc.                        95,992      5,027,581
 +Cabletron Systems                          53,807      1,358,627
 +Ceridian Corp.                             42,803      1,029,947
 +Cisco Systems Inc.                      2,052,472    130,460,252
 Compaq Computer Corp.                      500,962     12,805,841
 +Computer Sciences Corp.                    49,381      3,688,143
 +Dell Computer Corp.                       759,796     37,467,440
 Electronic Data Systems Corp.              137,448      5,669,730
 +EMC Corporation                           640,258     49,259,850
 +Gateway Inc.                               94,998      5,391,136
 Hewlett-Packard Co.                        295,134     36,854,858
 International Business Machines Corp.      523,099     57,312,034
 +Lexmark International Group Inc. "A"       38,175      2,567,269
 +NCR Corp.                                  28,050      1,092,197
 +Network Appliance Inc.                     89,850      7,232,925
 +Sapient Corp.                              17,300      1,850,019
 +Seagate Technology Inc.                    67,076      3,689,180
 +Sun Microsystems Inc.                     468,086     42,566,571
 +3Com Corp.                                103,468      5,962,344
 +Unisys Corp.                               91,975      1,339,386
 +Veritas Software Corp.                    115,309     13,031,716
                                                    --------------
                                                       426,355,471
                                                    --------------
Cosmetics/Personal Care--1.49%
 Alberto-Culver Co. "B"                      16,427        502,050
 Avon Products Inc.                          70,093      3,119,138
 Colgate-Palmolive Co.                      170,134     10,186,773

--------------------------------------------------------------------

                                               Shares          Value

--------------------------------------------------------------------
 Gillette Co.                                 307,983 $   10,760,156
 International Flavors & Fragrances Inc.       30,348        916,130
 Kimberly-Clark Corp.                         163,941      9,406,115
 Procter & Gamble Co.                         385,931     22,094,550
                                                      --------------
                                                          56,984,912
                                                      --------------
Distribution/Wholesale--0.16%
 +Costco Wholesale Corp.                      131,776      4,348,608
 Genuine Parts Co.                             52,188      1,043,760
 Grainger (W.W.) Inc.                          27,673        852,674
                                                      --------------
                                                           6,245,042
                                                      --------------
Diversified Financial Services--5.12%
 American Express Co.                         394,141     20,544,600
 Associates First Capital Corp.               214,910      4,795,179
 Bear Stearns Companies Inc.                   32,599      1,356,933
 Capital One Financial Corp.                   57,740      2,576,648
 Citigroup Inc.                               995,704     59,991,166
 Countrywide Credit Industries Inc.            33,474      1,014,681
 Federal Home Loan Mortgage Corporation       205,111      8,306,995
 Federal National Mortgage Association        297,183     15,509,238
 Franklin Resources Inc.                       71,881      2,183,385
 Household International Inc.                 139,616      5,802,790
 Lehman Brothers Holdings Inc.                 35,675      3,373,517
 MBNA Corp.                                   236,525      6,415,741
 Merrill Lynch & Co. Inc.                     114,437     13,160,255
 Morgan Stanley Dean Witter & Co.             333,984     27,804,168
 Paine Webber Group Inc.                       43,004      1,956,682
 Price (T. Rowe) Associates                    35,650      1,515,125
 Providian Financial Corp.                     42,059      3,785,310
 Schwab (Charles) Corp.                       401,777     13,509,752
 SLM Holding Corp.                             46,234      1,730,885
                                                      --------------
                                                         195,333,050
                                                      --------------
Electric--1.58%
 +AES Corp.                                   125,810      5,740,081
 Ameren Corp.                                  40,466      1,365,727
 American Electric Power Inc.                  94,948      2,812,835
 Cinergy Corp.                                 46,911      1,193,299
 CMS Energy Corp.                              32,343        715,589
 Consolidated Edison Inc.                      62,520      1,852,155
 Constellation Energy Group Inc.               44,110      1,436,332
 CP&L Energy Inc.                              47,126      1,505,087
 Dominion Resources Inc.                       70,218      3,010,597
 DTE Energy Co.                                42,110      1,286,987
 Duke Energy Corp.                            108,456      6,114,207
 Edison International                          98,024      2,009,492
 Entergy Corp.                                 67,882      1,845,542
 FirstEnergy Corp.                             68,161      1,593,263
 Florida Progress Corp.                        29,108      1,364,438

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
S&P 500 Index Master Portfolio              Shares          Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 FPL Group Inc.                             52,606 $    2,603,997
 GPU Inc.                                   35,807        969,027
 New Century Energies Inc.                  34,343      1,030,290
 +Niagara Mohawk Holdings Inc.              50,880        709,140
 Northern States Power Co.                  46,395        936,599
 PECO Energy Co.                            50,048      2,017,560
 PG&E Corp.                                113,712      2,800,158
 Pinnacle West Capital Corp.                25,000        846,875
 PP & L Resources Inc.                      42,577        934,033
 Public Service Enterprise Group Inc.       63,813      2,209,525
 Reliant Energy Inc.                        87,234      2,578,855
 Southern Co.                              191,400      4,462,013
 TXU Corporation                            77,811      2,295,424
 Unicom Corp.                               52,448      2,029,082
                                                   --------------
                                                       60,268,209
                                                   --------------
Electrical Components & Equipment--0.33%
 +American Power Conversion Corp.           57,200      2,334,475
 Emerson Electric Co.                      125,932      7,603,145
 Molex Inc.                                 57,850      2,784,031
                                                   --------------
                                                       12,721,651
                                                   --------------
Electronics--1.44%
 +Agilent Technologies Inc.                133,393      9,837,734
 +Analog Devices Inc.                      104,380      7,932,880
 Johnson Controls Inc.                      25,308      1,298,617
 Linear Technology Corp.                    91,800      5,869,462
 +Maxim Integrated Products Inc.            83,400      5,665,987
 Millipore Corp.                            13,625      1,026,984
 Parker Hannifin Corp.                      33,031      1,131,312
 PE Corp. (Biosystems Group)                61,422      4,046,174
 PerkinElmer Inc.                           14,448        955,374
 +Sanmina Corp.                             43,750      3,740,625
 +Solectron Corp.                          175,954      7,368,074
 Tektronix Inc.                             14,210      1,051,540
 +Teradyne Inc.                             51,090      3,755,115
 +Thermo Electron Corp.                     46,003        968,938
 Thomas & Betts Corp.                       17,143        327,860
                                                   --------------
                                                       54,976,676
                                                   --------------
Engineering & Construction--0.02%
 Fluor Corp.                                22,558        713,407
                                                   --------------
Entertainment--0.02%
 +Harrah's Entertainment Inc.               36,015        754,064
                                                   --------------
Environmental Control--0.11%
 +Allied Waste Industries Inc.              55,715        557,150
 Waste Management Inc.                     183,268      3,482,092
                                                   --------------
                                                        4,039,242
                                                   --------------

-------------------------------------------------------------

                                        Shares          Value

-------------------------------------------------------------
Food--1.86%
 Albertson's Inc.                      124,976 $    4,155,452
 Archer-Daniels-Midland Co.            177,683      1,743,514
 Bestfoods                              80,962      5,606,618
 Campbell Soup Co.                     124,661      3,630,752
 ConAgra Inc.                          145,231      2,768,466
 General Mills Inc.                     86,036      3,290,877
 Great Atlantic & Pacific Tea Co.       11,288        187,663
 Heinz (H.J.) Co.                      103,902      4,545,713
 Hershey Foods Corp.                    40,435      1,968,679
 Kellogg Co.                           119,649      3,559,558
 +Kroger Co.                           246,360      5,435,318
 Nabisco Group Holdings Corp. "A"       96,363      2,499,415
 Quaker Oats Co.                        38,658      2,904,182
 Ralston Purina Co.                     90,546      1,805,261
 +Safeway Inc.                         146,509      6,611,219
 Sara Lee Corp.                        256,527      4,954,178
 Super Value Inc.                       38,779        739,225
 Sysco Corp.                            98,312      4,141,393
 Unilever NV                           168,689      7,253,627
 Winn-Dixie Stores Inc.                 42,658        610,543
 Wrigley William Jr. Co.                33,637      2,697,267
                                               --------------
                                                   71,108,920
                                               --------------
Forest Products & Paper--0.37%
 Boise Cascade Corp.                    16,843        435,813
 Fort James Corp.                       60,728      1,404,335
 Georgia-Pacific Corp.                  50,289      1,320,086
 International Paper Co.               142,526      4,249,056
 Louisiana-Pacific Corp.                30,771        334,635
 Mead Corp.                             30,346        766,236
 Potlatch Corp.                          8,471        280,602
 Temple-Inland Inc.                     15,437        648,354
 Westvaco Corp.                         29,713        737,254
 Weyerhaeuser Co.                       68,695      2,953,885
 Willamette Industries Inc.             32,672        890,312
                                               --------------
                                                   14,020,568
                                               --------------
Gas--0.07%
 Eastern Enterprises                     8,032        506,016
 NICOR Inc.                             13,745        448,431
 ONEOK Inc.                              8,584        222,648
 Peoples Energy Corp.                   10,459        338,610
 Sempra Energy                          60,279      1,024,743
                                               --------------
                                                    2,540,448
                                               --------------
Hand/Machine Tools--0.05%
 Black & Decker Corp.                   25,127        987,805
 Snap-On Inc.                           17,253        459,361
 Stanley Works (The)                    25,902        615,172
                                               --------------
                                                    2,062,338
                                               --------------
Health Care--2.54%
 Allergan Inc.                          38,250      2,849,625
 Bard (C.R.) Inc.                       14,878        716,004
 Bausch & Lomb Inc.                     15,621      1,208,675
 Baxter International Inc.              85,621      6,020,227
 Becton Dickinson & Co.                 74,461      2,136,100
 Biomet Inc.                            34,868      1,340,239
 +Boston Scientific Corp.              120,321      2,639,542
 +Guidant Corp.                         90,411      4,475,344
 HCA--The Healthcare Company           164,536      4,997,781

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
S&P 500 Index Master Portfolio                Shares          Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 +Healthsouth Corp.                          113,709 $      817,283
 +Humana Inc.                                 49,704        242,307
 Johnson & Johnson                           410,347     41,804,101
 Mallinckrodt Group Inc.                      19,824        861,105
 +Manor Care Inc.                             30,186        211,302
 Medtronic Inc.                              353,156     17,591,583
 +St. Jude Medical Inc.                       24,753      1,135,544
 Tenet Healthcare Corp.                       92,273      2,491,371
 UnitedHealth Group Inc.                      47,903      4,107,682
 +Wellpoint Health Networks Inc.              18,355      1,329,590
                                                     --------------
                                                         96,975,405
                                                     --------------
Holding Companies--Diversified--0.20%
 Seagram Co. Ltd.                            128,787      7,469,646
                                                     --------------
                                                          7,469,646
                                                     --------------
Home Builders--0.03%
 Centex Corp.                                 17,515        411,602
 Kaufman & Broad Home Corp.                   14,179        280,921
 Pulte Corp.                                  12,137        262,463
                                                     --------------
                                                            954,986
                                                     --------------
Home Furnishings--0.07%
 Leggett & Platt Inc.                         58,000        957,000
 Maytag Corp.                                 23,111        852,218
 Whirlpool Corp.                              21,581      1,006,214
                                                     --------------
                                                          2,815,432
                                                     --------------
Household Products/Wares--0.24%
 American Greetings Corp. "A"                 19,020        361,380
 Avery Dennison Corp.                         33,083      2,220,696
 Clorox Co.                                   69,302      3,105,596
 Fortune Brands Inc.                          46,748      1,078,126
 Newell Rubbermaid Inc.                       78,590      2,023,693
 Tupperware Corp.                             17,021        374,462
                                                     --------------
                                                          9,163,953
                                                     --------------
Insurance--2.84%
 Aetna Inc.                                   41,589      2,669,494
 AFLAC Inc.                                   78,282      3,596,079
 Allstate Corp.                              219,699      4,888,303
 American General Corp.                       73,323      4,472,703
 American International Group                454,825     53,441,938
 AON Corp.                                    75,472      2,344,334
 Chubb Corp.                                  51,669      3,177,643
 CIGNA Corp.                                  48,077      4,495,199
 Cincinnati Financial Corp.                   47,444      1,491,521
 Conseco Inc.                                 95,946        935,473
 Hartford Financial Services Group Inc.       63,362      3,544,312
 Jefferson-Pilot Corp.                        30,464      1,719,312
 Lincoln National Corp.                       56,547      2,042,760
 Loews Corp.                                  29,113      1,746,780
 Marsh & McLennan Companies Inc.              79,585      8,311,659
 MBIA Inc.                                    29,039      1,399,317
 MGIC Investment Corp.                        31,231      1,421,010

-----------------------------------------------------------------

                                            Shares          Value

-----------------------------------------------------------------
 Progressive Corporation                    21,575 $    1,596,550
 SAFECO Corp.                               37,622        747,737
 St. Paul Companies Inc.                    62,543      2,134,280
 Torchmark Corp.                            37,786        932,842
 UNUMProvident Corp.                        70,960      1,423,635
                                                   --------------
                                                      108,532,881
                                                   --------------
Iron/steel--0.05%
 Allegheny Technologies Inc.                24,570        442,260
 +Bethlehem Steel Corp.                     39,001        138,941
 Nucor Corp.                                25,074        832,143
 USX-U.S. Steel Group Inc.                  26,033        483,238
                                                   --------------
                                                        1,896,582
                                                   --------------
Leisure Time--0.22%
 Brunswick Corp.                            25,932        429,499
 Carnival Corp. "A"                        178,339      3,477,610
 Harley-Davidson Inc.                       89,600      3,449,600
 Sabre Holdings Corp.                       38,105      1,085,993
                                                   --------------
                                                        8,442,702
                                                   --------------
Lodging--0.09%
 Hilton Hotels Corp.                       108,662      1,018,706
 Marriott International Inc.                70,733      2,550,809
                                                   --------------
                                                        3,569,515
                                                   --------------
Machinery--0.34%
 Briggs & Stratton Corp.                     6,622        226,803
 Caterpillar Inc.                          102,878      3,484,992
 Cummins Engine Company Inc.                12,200        332,450
 Deere & Co.                                69,077      2,555,849
 Dover Corp.                                59,863      2,428,193
 Ingersoll-Rand Co.                         47,786      1,923,387
 McDermott International Inc.               17,706        156,034
 Rockwell International Corp.               55,445      1,746,517
                                                   --------------
                                                       12,854,225
                                                   --------------
Manufacturers--6.08%
 Cooper Industries Inc.                     27,520        896,120
 Corning Inc.                               81,353     21,955,141
 Crane Co.                                  17,843        433,808
 Danaher Corp.                              41,806      2,066,784
 Eastman Kodak Co.                          91,441      5,440,740
 Eaton Corp.                                21,496      1,440,232
 +FMC Corp.                                  8,992        521,536
 General Electric Co.                    2,919,108    154,712,724
 Illinois Tool Works Inc.                   88,936      5,069,352
 ITT Industries Inc.                        25,973        788,930
 Minnesota Mining & Manufacturing Co.      116,771      9,633,608
 National Service Industries Inc.           11,998        233,961
 Pall Corp.                                 36,449        674,307
 Polaroid Corp.                             13,220        238,786
 PPG Industries Inc.                        51,394      2,277,397
 Textron Inc.                               42,584      2,312,844
 Tyco International Ltd.                   498,078     23,596,445
                                                   --------------
                                                      232,292,715
                                                   --------------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
S&P 500 Index Master Portfolio              Shares          Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Media--3.14%
 +Clear Channel Communications Inc.        100,045 $    7,503,375
 +Comcast Corp. "A"                        264,908     10,728,774
 Disney (Walt) Co.                         613,024     23,792,994
 Dow Jones & Co. Inc.                       26,136      1,914,462
 Gannett Co. Inc.                           78,630      4,703,057
 Harcourt General Inc.                      21,181      1,151,717
 Knight Ridder Inc.                         22,948      1,220,547
 McGraw-Hill Companies Inc.                 57,345      3,096,630
 Meredith Corp.                             14,947        504,461
 New York Times Co. "A"                     50,154      1,981,083
 Time Warner Inc.                          388,170     29,500,920
 Tribune Co.                                91,032      3,186,120
 +Viacom Inc. "B"                          449,923     30,679,125
                                                   --------------
                                                      119,963,265
                                                   --------------
Metal Fabricate/Hardware--0.02%
 Timken Co.                                 17,951        334,337
 Worthington Industries Inc.                25,390        266,595
                                                   --------------
                                                          600,932
                                                   --------------
Metals--Diversified--0.30%
 Alcan Aluminium Ltd.                       64,565      2,001,515
 Alcoa Inc.                                254,914      7,392,506
 +Freeport-McMoRan Copper & Gold Inc.       47,174        436,360
 +Inco Ltd.                                 53,637        824,669
 Phelps Dodge Corp.                         23,201        862,787
                                                   --------------
                                                       11,517,837
                                                   --------------
Mining--0.12%
 Barrick Gold Corp.                        116,748      2,123,354
 Homestake Mining Company                   76,835        528,241
 Newmont Mining Corp.                       49,505      1,070,546
 Placer Dome Inc.                           96,556        923,317
                                                   --------------
                                                        4,645,458
                                                   --------------
Office/Business Equipment--0.19%
 Pitney Bowes Inc.                          76,003      3,040,120
 Xerox Corp.                               196,566      4,078,745
                                                   --------------
                                                        7,118,865
                                                   --------------
Oil & Gas Producers--4.74%
 Amerada Hess Corp.                         26,691      1,648,169
 Anadarko Petroleum Corp.                   37,795      1,863,766
 Apache Corp.                               33,597      1,975,924
 Burlington Resources Inc.                  63,478      2,428,034
 Chevron Corp.                             192,401     16,318,010
 Coastal Corp.                              63,110      3,841,821
 Conoco Inc.                               184,185      4,524,044
 Exxon Mobil Corp.                       1,027,075     80,625,388
 Kerr-McGee Corp.                           27,824      1,639,877
 Occidental Petroleum Corp.                108,734      2,290,210
 Phillips Petroleum Co.                     74,887      3,795,835
 +Rowan Companies Inc.                      27,675        840,628
 Royal Dutch Petroleum Co.                 632,674     38,948,993

----------------------------------------------------------

                                     Shares          Value

----------------------------------------------------------
 Sunoco Inc.                         26,137 $      769,408
 Texaco Inc.                        162,900      8,674,425
 Tosco Corp.                         42,650      1,207,528
 Transocean Sedco Forex Inc.         62,068      3,316,759
 Union Pacific Resources Group       74,333      1,635,326
 Unocal Corp.                        71,663      2,373,837
 USX-Marathon Group Inc.             91,977      2,305,174
                                            --------------
                                               181,023,156
                                            --------------
Oil & Gas Services--0.57%
 Baker Hughes Inc.                   97,458      3,118,656
 Halliburton Co.                    131,018      6,182,412
 Schlumberger Ltd.                  167,942     12,532,672
                                            --------------
                                                21,833,740
                                            --------------
Packaging & Containers--0.09%
 Ball Corp.                           8,780        282,606
 Bemis Co.                           15,708        528,182
 Crown Cork & Seal Co. Inc.          37,841        567,615
 +Owens-Illinois Inc.                43,219        505,122
 +Pactiv Corp.                       49,825        392,372
 +Sealed Air Corp.                   24,657      1,291,410
                                            --------------
                                                 3,567,307
                                            --------------
Pharmaceuticals--8.02%
 Abbott Laboratories                457,120     20,370,410
 +ALZA Corp.                         30,289      1,790,837
 American Home Products Corp.       384,853     22,610,114
 Bristol-Myers Squibb Co.           581,988     33,900,801
 Cardinal Health Inc.                81,252      6,012,648
 Lilly (Eli) and Company            333,194     33,277,751
 +MedImmune Inc.                     61,600      4,558,400
 Merck & Co. Inc.                   678,408     51,983,013
 Pfizer Inc.                      1,857,192     89,145,204
 Pharmacia & Upjohn Inc.            374,555     19,359,812
 Schering-Plough Corp.              431,964     21,814,182
 +Watson Pharmaceutical Inc.         28,471      1,530,316
                                            --------------
                                               306,353,488
                                            --------------
Pipelines--0.64%
 Columbia Energy Group               23,772      1,560,038
 EL Paso Energy Corp.                68,257      3,476,841
 Enron Corp.                        215,970     13,930,065
 Williams Companies Inc.            130,360      5,434,383
                                            --------------
                                                24,401,327
                                            --------------
Retail--5.29%
 +AutoZone Inc.                      39,456        868,023
 +Bed Bath & Beyond Inc.             41,400      1,500,750
 +Best Buy Co. Inc.                  60,298      3,813,849
 Circuit City Stores Inc.            59,963      1,990,022
 +Consolidated Stores Corp.          32,652        391,824
 CVS Corp.                          115,144      4,605,760
 Darden Restaurants Inc.             36,480        592,800
 Dillards Inc. "A"                   27,622        338,370

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
S&P 500 Index Master Portfolio                Shares          Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 Dollar General Corp.                         97,130 $    1,894,035
 +Federated Department Stores Inc.            63,117      2,130,199
 Gap Inc.                                    251,098      7,846,813
 Home Depot Inc.                             682,641     34,089,385
 +Kmart Corp.                                141,959        967,096
 +Kohls Corp.                                 96,218      5,352,126
 Limited Inc.                                126,776      2,741,531
 Longs Drug Stores Inc.                       11,654        253,475
 Lowe's Companies Inc.                       112,790      4,631,439
 May Department Stores Co.                    98,073      2,353,752
 McDonald's Corp.                            394,268     12,986,202
 Nordstrom Inc.                               39,715        958,124
 +Office Depot Inc.                           93,299        583,119
 Penney (J.C.) Company Inc.                   76,999      1,419,669
 RadioShack Corp.                             55,075      2,609,178
 Rite Aid Corp.                               76,381        501,250
 Sears, Roebuck and Co.                      104,024      3,393,783
 +Staples Inc.                               142,879      2,196,765
 +Starbucks Corp.                             54,200      2,069,763
 Target Corporation                          134,574      7,805,292
 Tiffany & Co.                                21,400      1,444,500
 TJX Companies Inc.                           88,503      1,659,431
 +Toys R Us Inc.                              63,825        929,452
 +Tricon Global Restaurants Inc.              43,482      1,228,367
 Walgreen Co.                                297,328      9,570,245
 Wal-Mart Stores Inc.                      1,315,010     75,777,451
 Wendy's International Inc.                   33,543        597,485
                                                     --------------
                                                        202,091,325
                                                     --------------
Semiconductors--6.15%
 +Advanced Micro Devices Inc.                 45,227      3,493,786
 +Altera Corp.                                58,700      5,983,731
 +Applied Materials Inc.                     238,236     21,590,138
 +Conexant Systems Inc.                       64,150      3,119,294
 Intel Corp.                                 988,115    132,098,624
 +KLA-Tencor Corp.                            54,896      3,214,847
 +LSI Logic Corp.                             90,558      4,901,452
 +Micron Technology Inc.                     163,751     14,420,343
 +National Semiconductor Corp.                52,131      2,958,434
 +Novellus Systems Inc.                       38,500      2,177,656
 Texas Instruments Inc.                      482,776     33,160,677
 +Xilinx Inc.                                 94,800      7,826,925
                                                     --------------
                                                        234,945,907
                                                     --------------
Software--7.90%
 Adobe Systems Inc.                           35,326      4,592,380
 +America Online Inc.                        677,842     35,756,166
 Autodesk Inc.                                17,182        596,001
 Automatic Data Processing                   185,107      9,914,794
 +BMC Software Inc.                           72,084      2,629,942
 +Citrix Systems Inc.                         54,640      1,034,745
 Computer Associates International Inc.      173,596      8,885,945
 +Compuware Corp.                            106,345      1,103,329
 First Data Corp.                            121,623      6,035,541
 IMS Health Inc.                              87,683      1,578,294

------------------------------------------------------------

                                       Shares          Value

------------------------------------------------------------
 +Mercury Interactive Corp.            23,500 $    2,273,625
 +Microsoft Corp.                   1,552,674    124,213,920
 +Novell Inc.                          97,214        899,230
 +Oracle Corp.                        837,472     70,399,990
 +Parametric Technology Corp.          81,453        895,983
 +PeopleSoft Inc.                      81,410      1,363,618
 +Siebel Systems Inc.                  58,850      9,625,653
 +Yahoo! Inc.                         160,330     19,860,879
                                              --------------
                                                 301,660,035
                                              --------------
Telecommunication Equipment--4.54%
 +ADC Telecommunications Inc.          99,502      8,345,723
 +Andrew Corp.                         23,767        797,680
 +Comverse Technology Inc.             45,050      4,189,650
 Lucent Technologies Inc.             960,833     56,929,355
 Motorola Inc.                        634,980     18,454,106
 Nortel Networks Corp.                873,984     59,649,408
 +QUALCOMM Inc.                       218,596     13,115,760
 Scientific-Atlanta Inc.               46,946      3,497,477
 +Tellabs Inc.                        120,813      8,268,140
                                              --------------
                                                 173,247,299
                                              --------------
Telecommunications--0.96%
 +Global Crossing Ltd.                260,199      6,846,486
 +Nextel Communications Inc. "A"      223,764     13,691,560
 +Sprint Corp. (PCS Group)            270,013     16,065,774
                                              --------------
                                                  36,603,820
                                              --------------
Telephone--5.62%
 Alltel Corp.                          93,034      5,762,293
 AT&T Corp.                         1,107,175     35,014,417
 Bell Atlantic Corp.                  456,085     23,174,819
 BellSouth Corp.                      555,119     23,661,947
 CenturyTel Inc.                       41,419      1,190,796
 GTE Corp.                            284,015     17,679,934
 SBC Communications Inc.            1,003,688     43,409,506
 Sprint Corp. (FON Group)             258,680     13,192,680
 US West Communications Inc.          149,780     12,843,635
 +WorldCom Inc.                       844,758     38,753,273
                                              --------------
                                                 214,683,300
                                              --------------
Textiles--0.00%
 Springs Industries Inc. "A"            5,242        168,727
                                              --------------
Tobacco--0.49%
 Philip Morris Companies Inc.         674,720     17,922,250
 UST Inc.                              47,906        703,619
                                              --------------
                                                  18,625,869
                                              --------------
Toys/Games/Hobbies--0.06%
 Hasbro Inc.                           50,812        765,356
 Mattel Inc.                          125,622      1,656,640
                                              --------------
                                                   2,421,996
                                              --------------

June 30, 2000 (Unaudited)

------------------------------------------------------------------------------
                                                        Shares/
S&P 500 Index Master Portfolio                        Principal          Value

------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Transportation--0.39%
 Burlington Northern Santa Fe Corp.                     126,334 $    2,897,786
 CSX Corp.                                               64,427      1,365,047
 +FedEx Corp.                                            85,557      3,251,166
 Kansas City Southern Industries Inc.                    32,841      2,912,586
 Norfolk Southern Corp.                                 113,050      1,681,619
 Union Pacific Corp.                                     73,080      2,717,663
                                                                --------------
                                                                    14,825,867
                                                                --------------
Trucking & Leasing--0.01%
 Ryder System Inc.                                       17,510        331,596
                                                                --------------
TOTAL COMMON STOCKS
 (Cost: $2,696,343,153)                                          3,686,190,751
                                                                --------------
------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--2.71%
------------------------------------------------------------------------------
 ++FHLMC Discount Note
 6.42%, 07/05/00                                   $ 18,395,703     18,395,703
 ++Goldman Sachs Financial Square Prime Obligation
 Fund
 6.57%, 07/03/00                                     56,944,870     56,944,870
 ++Short Term Investment Company Liquid Assets
 Portfolio
 6.67%, 07/03/00                                     20,300,000     20,300,000
 *+++U.S. Treasury Bills
 5.61%, 09/21/00                                      8,150,000      8,047,310
                                                                --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $103,688,397)                                              103,687,883
                                                                --------------

-----------------------------------------------------------------------------
                                                    Principal          Value

-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.09%
-----------------------------------------------------------------------------
Morgan Stanley Tri Party Repurchase Agreement,
dated 06/30/00, due 07/03/00, with a maturity
value of $118,102,909 and an effective yield of
6.30%                                            $118,040,937 $  118,040,937
                                                              --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $118,040,937)                                            118,040,937
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES--102.33%
 (Cost $2,918,072,487)                                         3,907,919,571
Other Assets, Less Liabilities--(2.33%)                          (89,114,415)
                                                              --------------
NET ASSETS--100.00%                                           $3,818,805,156
                                                              ==============

Notes to the Schedule of Investments:
  + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 futures contracts. See Note 1.
  * Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

-----------------------------------------------------
U.S. Equity Index Master Portfolio             Value
-----------------------------------------------------
MASTER PORTFOLIOS--100.01%
Extended Index Master Portfolio         $162,976,650
S&P 500 Index Master Portfolio           523,047,466
                                        ------------
TOTAL MASTER PORTFOLIOS                  686,024,116
                                        ============
TOTAL INVESTMENTS--100.01%               686,024,116
Other Assets Less Liabilities--(0.01%)       (90,904)
                                        ------------
NET ASSETS--100.00%                     $685,933,212
                                        ============

   The accompanying notes are an integral part of these financial statements.

                            [LOGO OF VANTAGEPOINT]

                            THE
                               Vantagepoint(R)
                                        funds

                         777 North Capitol Street, NE
                           Washington, DC 20002-4240
                           Toll-Free 1-800-669-7400
                                www.icmarc.org
                               SAR000-001-200008